                              Semi-Annual Report

                                Class A Shares
                                Class B Shares
                                 Trust Shares















                               January 31, 2001







                            [LOGO OF AMSOUTH FUNDS]
                       AmSouth Bank, Investment Advisor
                       BISYS Fund Services, Distributor

                               Not FDIC Insured
                             www.amsouthfunds.com

AmSouth(R) Funds

Table of Contents

    Management Discussion of Performance
      Message from the Chairman and Investment
       Adviser.........................................    3

    Fund Summary
      Value Fund.......................................    4
      Growth Fund......................................    6
      Capital Growth Fund..............................    8
      Large Cap Fund...................................   10
      Mid Cap Fund.....................................   12
      Small Cap Fund...................................   14
      Equity Income Fund...............................   16
      Balanced Fund....................................   18
      Select Equity Fund...............................   20
      Enhanced Market Fund.............................   22
      International Equity Fund........................   24
      Strategic Portfolios.............................   26
      Bond Fund........................................   32
      Limited Term Bond Fund...........................   34
      Government Income Fund...........................   36
      Limited Term U.S. Government Fund................   38
      Municipal Bond Fund..............................   40
      Florida Tax-Exempt Fund..........................   42
      Tennessee Tax-Exempt Fund........................   44
      Limited Term Tennessee Tax-Exempt Fund...........   46
      Money Market Funds...............................   48

    Financial Statements
      Value Fund.......................................   49
      Growth Fund......................................   56
      Capital Growth Fund..............................   62
      Large Cap Fund...................................   69
      Mid Cap Fund.....................................   76
      Small Cap Fund...................................   81
      Equity Income Fund...............................   87
      Balanced Fund....................................   93
      Select Equity Fund...............................  100
      Enhanced Market Fund.............................  105
      International Equity Fund........................  115
      Strategic Portfolios: Aggressive Growth
       Portfolio.......................................  123
      Strategic Portfolios: Growth Portfolio...........  129
      Strategic Portfolios: Growth and Income
       Portfolio.......................................  134
      Strategic Portfolios: Moderate Growth and Income
       Portfolio.......................................  139
      Bond Fund........................................  144
      Limited Term Bond Fund...........................  151
      Government Income Fund...........................  157
      Limited Term U.S. Government Fund................  162
      Municipal Bond Fund..............................  167
      Florida Tax-Exempt Fund..........................  176
      Tennessee Tax-Exempt Fund........................  182
      Limited Term Tennessee Tax-Exempt Fund...........  188
      Prime Money Market Fund..........................  193
      U.S. Treasury Money Market Fund..................  198
      Treasury Reserve Money Market Fund...............  202
      Tax-Exempt Money Market Fund.....................  206
      Institutional Prime Obligations Fund.............  213

    Notes to Financial Statements......................  218

                      [This Page Intentionally Left Blank]

Message From the Chairman and Investment Advisor

Dear Shareholders:

We are pleased to send you this semiannual report for the six months ended Jan-uary 31, 2001, a period of rapid-fire rotation in equities, continued weakness in the technology sector, and more than a little consternation among investors.

It also was a time when diversification offered a measure of shelter from the tempest that buffeted many portfolios. For while stocks continued to sink--the Standard & Poor's 500 Stock Index/1/ ("S&P 500") declined 3.98%, and the Nasdaq Composite Index/2/ plunged 26.39%--fixed-income securities turned in a strik-ingly positive performance. A majority of the AmSouth bond funds produced his-torically strong returns.

Technology stocks dragged the market lower, but the news was not all bad

It is impossible to ignore the impact that technology's fall from grace has had on market performance and investor sentiment. Throughout the last six months, many once-revered stocks fell by 50% or more. A summer rally briefly fueled new hope, but renewed weakness again dimmed investors' optimism as 2000 ended.

An indication of how far technology has fallen is the decline in the sector's relative weighting in the S&P 500 Index. At their collective height less than a year ago, technology stocks comprised roughly 35% of the Index. Currently, the tech sector weighting is around 20%.

Although losses in the once robust technology sector have been dramatic, not all sectors of the market fell during the period. In fact, as a group, the S&P 500 stocks outside the technology sector actually gained an average of 7.7% during the last six months.

Granted, corporate earnings are sliding downward, pressured by a slowing economy, higher energy prices, and consumers' reluctance to maintain their once-torrid spending pace. But, advances in productivity--yes, technology still has a lot to say about how American industry evolves and progresses--could help keep earnings growth afloat until broader circumstances improve. We are also encouraged by the Federal Reserve Board's (the "Fed") decision to ease credit and lower interest rates, which they did twice in January. A more accommodating Fed is good news for both stocks and bonds.

Bonds provided refuge and profits

As complex as the fixed-income market can seem, there is one truth about bonds:
When interest rates decline, bond prices rise.

During the early part of the period, market forces drove rates lower, espe-cially among long-term government securities. In the period's last month, the Fed twice cut short-term rates. In such a constructive interest-rate climate and with many investors reducing their holdings in stocks for the sanctuary of bonds, nearly all fixed-income securities benefited.

Going forward, the outlook for bonds remains modestly positive. We might not see as sharp a decline in rates as we enjoyed during the last six to 12 months; it is possible that the Fed will not lower rates more than another 50-75 basis points (0.50-0.75%). However, the yield curve--which charts interest rates for various bond maturities--has returned to normal. When we began our reporting period, the yield curve was inverted, meaning that shorter-maturity securities were yielding more than longer-maturity paper. This inverted yield curve accu-rately anticipated the economic slowdown we are now experiencing. With the yield curve again assuming a normal shape, with long bonds yielding more than short bonds, we believe it not unreasonable to expect the economy to pick up in the next six to nine months.

Our long-term outlook is not gloomy

Certainly, not all is rosy in the markets. As we write this letter at the end of February, we believe consumer confidence is sinking. The Gross Domestic Product/3/ (the "GDP") growth for the fourth quarter of 2000 has been reported at an anemic annualized rate of 1.1% (the lowest rate of growth since the sec-ond quarter of 1995) and the Nasdaq Composite--home to many technology stocks-- has sunk to a two-year low.

Yet, we are not overly concerned. While it is impossible to predict short-term moves, such an abundance of negative factors often signifies the approach of a bottom, and a subsequent recovery. As always, we will continue to dedicate our-selves to providing you with a diversified selection of high-quality mutual funds--the investment tools you need to plan and to achieve, your financial goals.

Sincerely,

/s/ J. David Huber

J. David Huber
Chairman
AmSouth Funds

/s/ Brian B. Sullivan

Brian B. Sullivan
Chief Investment Officer
AmSouth Bank


/1/ The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
/2/ The Nasdaq Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System-traded foreign common stocks and ADR's.
/3/ Gross Domestic Product (GDP) is the measure of market value of the goods and services produced by labor and property in the United States. The GDP is made up of consumer and government purchases, private domestic investments, and net exports of goods and services.

Investments in the Funds are neither guaranteed by, nor obligations of, AmSouth Bank or any other bank and are not insured by the FDIC or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal. This material must be preceded or accompanied by a current pro-spectus.

 AmSouth Value Fund


Portfolio Manager

Richard H. Calvert, CFA
Vice President
AmSouth Bank

Richard has been a portfolio
manager and analyst for more than
seven years. He is a member of
AmSouth Bank's value strategy group
and the asset allocation committee.
He holds a B.S. in economics.


PORTFOLIO MANAGER'S PERSPECTIVE

"With the AmSouth Value Fund, we apply a 'value investing' approach consistency over full market cycles. We do not chase fads or glamour stocks. Instead, we look for sound companies with good fundamentals at bargain prices. By consistently following this approach to investing, we hope to provide our shareholders with superior returns over a full market cycle, with downside protection in volatile markets."


Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of 17.21% (Class A Shares at NAV)./1/ In comparison, the S&P 500 Index produced a -3.98% return, while the Lipper Multi-Cap Value Funds Index/2/ gained 13.70%.

Q. What factors affected your performance?

A. This was a very strong period for the Fund, on both an absolute basis and relative to the S&P 500's decline.

What happened to stocks in general was a bursting of the speculative bubble that characterized the market in 1999 and early 2000. With so much money chas-ing technology back then, there were some very cheap value stocks available, with prices way below what we believed to be their fair value. Once investors realized there was no justification for the high prices of some of the technol-ogy stocks, sentiment rotated to the type of value companies we target.

An essential contributor to our outstanding performance was our overweighting in energy; the value of many energy stocks climbed sharply, due in part to ris-ing oil prices. We were well diversified in the energy sector, owning the stocks of independent refiners, integrated oil companies, and natural gas ex-ploration companies. These energy holdings included Kerr-McGee Corp. (2.53% of net assets), Sunoco, Inc. (2.10%), Texaco, Inc. (2.32%), USX-Marathon Oil Group (2.23%) and Burlington Resources, Inc. (1.01%).++

The finance sector also was a very productive sector for us. We were overweighted in the insurance area--owning such companies as Chubb Corp. (1.97%), Marsh & McLennan Cos., Inc. (2.11%) St. Paul Cos., Inc. (3.26%). Prop-erty-and-casualty insurers were aided by rising premium rates; a trend that we think will continue for another year or two.++

As of January 31, 2001, the Fund's top five holdings were Computer Associates Int'l., Inc. (4.05% of net assets), Washington Mutual, Inc. (3.51%), St. Paul Cos., Inc. (3.26%), Avnet, Inc. (3.22%) and Cabletron Systems, Inc. (2.80%).++

Q. What is your outlook for the next six to 12 months?

A. We believe 2001 is going to be an interesting year. We do not see any big themes to invest in this point. Unlike last year, when we were able to play the energy and insurance themes, 2001 is going to be a stock picker's year. If you are a good stock picker, you are going to win, and if not, it is going to be a tough year.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was 10.74%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 /2/The Lipper Multi-Cap Value Funds Index consists of managed mutual funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating more than 75% of their equity assets in any one market capitalization range over an extended period of time.

 ++The Fund's portfolio composition is subject to change.

                                                            AmSouth Value Fund


                                    [GRAPH]

Value of a $10,000 Investment

               AmSouth            AmSouth         AmSouth
             Value Fund         Value Fund      Value Fund       S&P 500
          (Class A Shares)*  (Class B Shares)  (Trust Shares)  Stock Index

  1/31/91     $ 9,449           $10,000           $10,000        $10,000
  2/28/91      10,096            10,677            10,685         10,715
  3/31/91      10,273            10,849            10,871         10,975
  4/30/91      10,248            10,814            10,845         11,001
  5/31/91      10,626            11,204            11,245         11,475
  6/30/91      10,039            10,573            10,624         10,949
  7/31/91      10,321            10,860            10,923         11,460
  8/31/91      10,349            10,883            10,952         11,731
  9/30/91      10,196            10,711            10,790         11,535
 10/31/91      10,292            10,803            10,891         11,690
 11/30/91       9,803            10,287            10,374         11,219
 12/31/91      10,799            11,319            11,428         12,502
  1/31/92      10,921            11,433            11,557         12,269
  2/29/92      11,146            11,663            11,796         12,428
  3/31/92      10,900            11,399            11,535         12,186
  4/30/92      11,341            11,846            12,002         12,544
  5/31/92      11,417            11,915            12,083         12,606
  6/30/92      11,190            11,674            11,842         12,418
  7/31/92      11,656            12,144            12,335         12,925
  8/31/92      11,237            11,697            11,891         12,661
  9/30/92      11,408            11,869            12,073         12,810
 10/31/92      11,456            11,904            12,123         12,854
 11/30/92      11,858            12,317            12,549         13,292
 12/31/92      11,915            12,362            12,609         13,455
  1/31/93      12,232            12,683            12,945         13,567
  2/28/93      12,408            12,856            13,131         13,752
  3/31/93      12,822            13,268            13,569         14,042
  4/30/93      12,861            13,303            13,611         13,703
  5/31/93      13,247            13,693            14,019         14,069
  6/30/93      13,215            13,647            13,985         14,111
  7/31/93      13,265            13,681            14,038         14,054
  8/31/93      13,767            14,197            14,570         14,587
  9/30/93      13,578            13,991            14,370         14,475
 10/31/93      13,807            14,209            14,611         14,775
 11/30/93      13,721            14,106            14,520         14,634
 12/31/93      14,105            14,495            14,927         14,811
  1/31/94      14,744            15,138            15,603         15,314
  2/28/94      14,394            14,771            15,232         14,899
  3/31/94      13,713            14,060            14,512         14,249
  4/30/94      13,787            14,117            14,591         14,432
  5/31/94      14,109            14,438            14,931         14,669
  6/30/94      13,920            14,232            14,731         14,309
  7/31/94      14,314            14,622            15,148         14,779
  8/31/94      14,753            15,057            15,613         15,385
  9/30/94      14,442            14,725            15,283         15,009
 10/31/94      14,608            14,885            15,460         15,346
 11/30/94      13,979            14,232            14,793         14,787
 12/31/94      14,158            14,404            14,983         15,006
  1/31/95      14,425            14,667            15,265         15,395
  2/28/95      15,040            15,275            15,917         15,995
  3/31/95      15,485            15,711            16,388         16,467
  4/30/95      16,073            16,296            17,010         16,952
  5/31/95      16,520            16,743            17,483         17,630
  6/30/95      16,546            16,755            17,511         18,039
  7/31/95      17,070            17,271            18,066         18,638
  8/31/95      17,104            17,282            18,101         18,685
  9/30/95      17,457            17,626            18,475         19,473
 10/31/95      17,144            17,294            18,144         19,403
 11/30/95      17,824            17,970            18,864         20,255
 12/31/95      18,036            18,165            19,088         20,645
  1/31/96      18,576            18,693            19,659         21,348
  2/29/96      18,809            18,911            19,906         21,546
  3/31/96      19,298            19,392            20,424         21,753
  4/30/96      19,900            19,977            21,060         22,074
  5/31/96      20,122            20,183            21,296         22,644
  6/30/96      19,946            19,989            21,109         22,730
  7/31/96      18,961            18,991            20,067         21,726
  8/31/96      19,610            19,622            20,754         22,184
  9/30/96      20,044            20,046            21,213         23,433
 10/31/96      19,964            19,943            21,128         24,079
 11/30/96      21,138            21,101            22,371         25,899
 12/31/96      20,875            20,826            22,094         25,386
  1/31/97      21,675            21,606            22,941         26,972
  2/28/97      22,393            22,305            23,701         27,183
  3/31/97      21,936            21,823            23,217         26,066
  4/30/97      22,460            22,328            23,771         27,622
  5/31/97      24,120            23,956            25,529         29,304
  6/30/97      25,029            24,839            26,491         30,619
  7/31/97      26,991            26,766            28,567         33,054
  8/31/97      26,050            25,814            27,571         31,202
  9/30/97      27,672            27,409            29,293         32,910
 10/31/97      26,250            26,004            27,794         31,811
 11/30/97      27,104            26,828            28,703         33,283
 12/31/97      27,617            27,321            29,214         33,855
  1/31/98      27,704            27,395            29,325         34,230
  2/28/98      29,691            29,336            31,424         36,698
  3/31/98      31,278            30,880            33,112         38,578
  4/30/98      30,992            30,592            32,829         38,966
  5/31/98      30,897            30,469            32,734         38,296
  6/30/98      31,224            30,773            33,075         39,852
  7/31/98      30,322            29,865            32,126         39,427
  8/31/98      26,264            25,856            27,840         33,736
  9/30/98      27,923            27,462            29,594         35,887
 10/31/98      30,300            29,789            32,123         38,807
 11/30/98      31,759            31,195            33,678         41,161
 12/31/98      32,481            31,883            34,511         43,530
  1/31/99      32,511            31,893            34,549         45,351
  2/28/99      31,796            31,173            33,797         43,941
  3/31/99      32,649            31,991            34,711         45,701
  4/30/99      35,082            34,360            37,305         47,469
  5/31/99      35,176            34,428            37,409         46,348
  6/30/99      35,977            35,179            38,269         48,920
  7/31/99      34,846            34,055            37,082         47,393
  8/31/99      33,716            32,923            35,875         47,158
  9/30/99      31,993            31,224            34,064         45,865
 10/31/99      33,406            32,580            35,560         48,768
 11/30/99      33,085            32,242            35,226         49,770
 12/31/99      33,736            32,879            35,897         52,690
  1/31/00      31,798            30,958            33,836         50,043
  2/29/00      29,635            28,834            31,542         49,095
  3/31/00      33,279            32,369            35,416         53,898
  4/30/00      32,887            31,969            35,016         52,277
  5/31/00      33,441            32,475            35,594         51,204
  6/30/00      31,486            30,558            33,533         52,466
  7/31/00      31,993            31,038            34,073         51,646
  8/31/00      34,254            33,208            36,487         54,854
  9/30/00      34,392            33,307            36,622         51,958
 10/31/00      35,206            34,075            37,493         51,739
 11/30/00      33,965            32,859            36,136         47,659
 12/31/00      35,450            34,270            37,742         47,893
  1/31/01      37,498            36,231            39,928         49,592

The Class B contingent deferred sales charge (CDSC) is not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply.

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                   Inception           1            5            10
January 31, 2001           Date            Year         Year         Year
------------------------------------------------------------------------------
Class A Shares*         12/1/88           11.42%       13.79%       14.13%
------------------------------------------------------------------------------
Class B Shares**         9/3/97/3/        12.03%       13.91%       13.74%
------------------------------------------------------------------------------
Trust Shares             9/2/97/3/        18.00%       15.22%       14.85%
------------------------------------------------------------------------------
 * Reflects maximum 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart above represents a comparison of a hypothetical $10,000 investment from 1/31/91 to 1/31/01 versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Value Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associ-ated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 /3/Performance for the Class B and Trust Shares, which commenced operations on 9/3/97 and 9/2/97, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/99, the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

 Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Growth Fund


Portfolio Manager

Dennis A. Johnson, CFA
President and Chief Investment
Officer,
Peachtree Asset Management (sub-
advisor)

Dennis has a B.S. in economics and
an M.S. in finance. His 18 years of
investment experience are backed by
an investment team with an average
of nine years of experience.


PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Growth Fund uses a well defined and rigorously proven investment process to select domestic large capitalization growth stocks. We buy companies we feel can sustain above average growth in operating earnings per share. We sell a stock when we feel it is overvalued or when it experiences sustained deterioration in its earnings or fundamentals."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of -11.64% (Class A Shares at NAV)./1/ In comparison, the S&P 500 Stock Index produced a -3.98% return.

Q. What factors affected your performance?

A. Despite the overall market's decline, the Fund held up fairly well for most of the period, with the exception of a particularly harsh, two-week period in November. We experienced a sharp rotation in the market, away from stocks in the technology, telecommunications, and consumer cyclical sectors and into more defensive areas, such as health care, consumer staples and utilities and to a lesser degree, financial stocks.

The Fund's performance was compromised during the period by the fact that we had taken advantage of earlier weakness among technology and consumer cyclical names to aggressively buy into those sectors. When many of the stocks we held declined even further at the end of November, our short-term numbers suffered.

On the plus side, the sectors we favored generally recovered in December and January, to finish the period on the upswing. It is also important to note that we are getting confirmation of decent earnings outlook for many of these compa-nies. This is heartening, because not only are the stocks recovering, they are recovering for the reasons that attracted us to them. In our opinion, the com-panies we bought were fundamentally sound and were attractively priced, rela-tive to their potential earnings growth. As of January 31, 2001, the Fund's top five holdings were CVS Corp. (3.31% of net assets), Linens 'n Things, Inc. (3.24%), Textronix, Inc. (3.03%), ENSCO International, Inc. (2.87%) and Symantec Corp. (2.86%).++

Q. What is your outlook for the next six to 12 months?

A. We anticipate more volatility in the market; we will probably continue to have sharp rotation in the market. It appears to us that investors are too in-secure about the market climate to stick with any one sector for very long. However, where others see uncertainty, we see opportunity. Lately, we have added relatively large positions in health care and energy to our core holdings in technology, telecommunications and consumer cyclicals. Prudent stockpicking and active portfolio management will be critical to successfully navigating through the market in the near term.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was -16.51%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                                           AmSouth Growth Fund


Value of a $10,000 Investment

                                    [GRAPH]

            AmSouth Growth     AmSouth Growth      AmSouth Growth
                Fund                Fund                Fund         S&P 500
           (Class A Shares)*  (Class B Shares)**   (Trust Shares)  Stock Index

   8/4/97        9,452             10,000              10,000         10,000
  8/31/97        9,026              9,540               9,550          9,440
  9/30/97        9,499             10,040              10,050          9,957
 10/31/97        9,093              9,600               9,620          9,624
 11/30/97        9,338              9,860               9,890         10,070
 12/31/97        9,546             10,070              10,110         10,242
  1/31/98        9,584             10,110              10,150         10,356
  2/28/98       10,425             10,980              11,040         11,103
  3/31/98       10,888             11,470              11,540         11,671
  4/30/98       10,851             11,420              11,500         11,789
  5/31/98       10,595             11,140              11,230         11,586
  6/30/98       11,115             11,690              11,790         12,057
  7/31/98       10,983             11,540              11,650         11,928
  8/31/98        8,885              9,330               9,430         10,206
  9/30/98        9,820             10,300              10,410         10,857
 10/31/98       10,709             11,230              11,360         11,741
 11/30/98       11,399             11,950              12,100         12,453
 12/31/98       12,802             13,404              13,594         13,170
  1/31/99       13,497             14,120              14,330         13,720
  2/28/99       12,678             13,263              13,463         13,294
  3/31/99       13,135             13,727              13,947         13,826
  4/30/99       13,040             13,626              13,856         14,361
  5/31/99       12,525             13,071              13,302         14,022
  6/30/99       13,754             14,351              14,622         14,800
  7/31/99       13,373             13,958              14,219         14,338
  8/31/99       13,249             13,827              14,098         14,267
  9/30/99       13,116             13,676              13,957         13,876
 10/31/99       14,240             14,845              15,156         14,754
 11/30/99       14,640             15,248              15,579         15,057
 12/31/99       15,162             15,780              16,131         15,941
  1/31/00       14,500             15,079              15,431         15,140
  2/29/00       15,132             15,728              16,110         14,853
  3/31/00       16,604             17,244              17,677         16,306
  4/30/00       16,120             16,742              17,176         15,816
  5/31/00       14,944             15,508              15,922         15,491
  6/30/00       15,270             15,832              16,267         15,873
  7/31/00       14,747             15,278              15,713         15,625
  8/31/00       16,149             16,721              17,207         16,596
  9/30/00       15,201             15,728              16,204         15,719
 10/31/00       15,043             15,561              16,037         15,653
 11/30/00       12,396             12,810              13,206         14,419
 12/31/00       12,320             12,731              13,150         14,489
  1/31/01       13,030             13,149              13,899         15,004

-------------------------------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------------------------------
As of                              Inception         1           Since
January 31, 2001                      Date          Year       Inception
-------------------------------------------------------------------------------
Class A Shares*                      8/3/97       -15.06%         7.87%
-------------------------------------------------------------------------------
Class B Shares**                     9/3/97/2/    -14.27%         8.15%
-------------------------------------------------------------------------------
Trust Shares                         9/2/97/2/     -9.93%         9.88%
-------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).

 The chart above represents a comparison of a hypothetical $10,000 investment from 8/3/97 to 1/31/01 in the indicated share class, versus a similar in-vestment in the Fund's benchmark, and represents the reinvestment of divi-dends and capital gains in the Fund.

 The performance of the AmSouth Growth Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associ-ated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 /2/Performance for the Class B and Trust Shares, which commenced operations on 9/3/97 and 9/2/97, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/99, the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Capital Growth Fund


Portfolio Manager

Charles E. Winger, Sr., CFA
Senior Vice President
AmSouth Bank

Charley has more than 27 years of
investment management experience.
He earned a Chartered Financial
Analyst designation and holds his
M.B.A. and a B.A. in psychology
from the University of Tennessee.


PORTFOLIO MANAGER'S PERSPECTIVE

"As a growth-oriented fund, the Capital Growth Fund focuses on industry leaders with high earnings per share. We generally look for annual earnings growth of 15% or higher. After identifying strong themes, such as technology or health care, we select companies that have financial strength, good return on equity, reasonable debt-to-equity ratios and strong revenue growth. We apply sell discipline through price targets and downside alerts."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund's total return was - 4.60% (Class A Shares at NAV)./1/ In comparison, the Lipper Growth Funds In-dex/2/ returned -9.03%, and the S&P 500 Stock Index produced a -3.98% return.

Q. What factors affected your performance?

A. Some of the sector shifts we made throughout the period helped our total re-turns. We increased our weightings in financials, consumer staples and health care. All three of those sectors outperformed the market. We took these steps because we entered the period believing that the economy was starting to slow and we wanted to take a more defensive posture, without raising a lot of cash. One of our investing tenets is to remain as fully invested as possible in stocks.

During the six months, we had some big winners among our individual holdings. Our best performer was DST Systems, Inc. (1.66% of net assets), a provider of information processing services, which was up about 76%. We also benefited from a large position in CVS Corp. (2.42%), a retail drugstore, which rose 50%. We also enjoyed profits from our holdings in DeVry, Inc. (1.61%) and Cintas Corp. (1.40%); both stocks climbed 40% during the period.++

On the negative side, the Fund's performance was compromised by the fact that we were underweighted in three sectors--energy, utilities and basic industry-- that did well during the period. We were also overweighted in technology in the latter half of the period; the overall decline of tech stocks was a drag on our performance.

As of January 31, 2001, the Fund's top five holdings were Microsoft Corp. (3.19% of net assets), EMC Corp. (2.62%), Automatic Data Processing, Inc. (2.53%), CVS Corp. (2.42%) and Citigroup, Inc. (2.37%).++

Q. What is your outlook for the next six to 12 months?

A. We see the economy continuing to weaken; we could even see a modest net de-cline in the GDP. However, this does not look to us to be a broad recession, it is more of a manufacturing recession. The question investors are asking them-selves is: How deep is the valley? Until we get a clearer answer, stocks are not likely to move up sharply. We are still maintaining our defensive posture, while not ignoring the growth potential of technology.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was -9.84%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 /2/The Lipper Growth Funds Index consists of managed mutual funds that nor-mally invest in companies with long-term earnings expected to grow signifi-cantly faster than the earnings of the stocks represented in the major un-managed stock indices.

 ++The Fund's portfolio composition is subject to change.

                                                   AmSouth Capital Growth Fund


                                    [GRAPH]

Value of a $10,000 Investment

                   AmSouth           AmSouth          AmSouth
                   Capital           Capital          Capital
                 Growth Fund       Growth Fund      Growth Fund
                  (Class A          (Class B          (Trust          S&P 500
                  Shares)*           Shares)          Shares)       Stock Index

  1/31/91           9,443            10,000           10,000          10,000
  2/28/91          10,000            10,578           10,590          10,715
  3/31/91          10,174            10,757           10,775          10,975
  4/30/91          10,035            10,598           10,627          11,001
  5/31/91          10,296            10,876           10,904          11,475
  6/30/91           9,774            10,319           10,351          10,949
  7/31/91          10,418            10,976           11,033          11,460
  8/31/91          10,645            11,215           11,273          11,731
  9/30/91          10,314            10,857           10,923          11,535
 10/31/91          10,540            11,076           11,162          11,690
 11/30/91          10,174            10,697           10,775          11,219
 12/31/91          11,272            11,833           11,937          12,502
  1/31/92          10,976            11,514           11,624          12,269
  2/29/92          11,028            11,554           11,679          12,428
  3/31/92          10,801            11,315           11,439          12,186
  4/30/92          10,871            11,375           11,513          12,544
  5/31/92          10,941            11,434           11,587          12,606
  6/30/92          10,505            10,976           11,125          12,418
  7/31/92          10,819            11,295           11,458          12,925
  8/31/92          10,645            11,096           11,273          12,661
  9/30/92          10,993            11,454           11,642          12,810
 10/31/92          11,237            11,693           11,900          12,854
 11/30/92          11,707            12,171           12,399          13,292
 12/31/92          12,003            12,470           12,712          13,455
  1/31/93          12,213            12,689           12,934          13,567
  2/28/93          12,143            12,610           12,860          13,752
  3/31/93          12,491            12,948           13,229          14,042
  4/30/93          11,934            12,371           12,638          13,703
  5/31/93          12,160            12,590           12,878          14,069
  6/30/93          12,091            12,510           12,804          14,111
  7/31/93          12,143            12,550           12,860          14,054
  8/31/93          12,404            12,809           13,137          14,587
  9/30/93          12,474            12,869           13,210          14,475
 10/31/93          12,334            12,709           13,063          14,775
 11/30/93          12,230            12,590           12,952          14,634
 12/31/93          12,422            12,789           13,155          14,811
  1/31/94          12,909            13,267           13,672          15,314
  2/28/94          12,735            13,088           13,487          14,899
  3/31/94          12,195            12,510           12,915          14,249
  4/30/94          12,108            12,410           12,823          14,432
  5/31/94          12,178            12,470           12,897          14,669
  6/30/94          11,794            12,072           12,491          14,309
  7/31/94          12,091            12,371           12,804          14,779
  8/31/94          12,648            12,928           13,395          15,385
  9/30/94          12,404            12,669           13,137          15,009
 10/31/94          12,544            12,809           13,284          15,346
 11/30/94          12,125            12,371           12,841          14,787
 12/31/94          12,369            12,610           13,100          15,006
  1/31/95          12,700            12,928           13,450          15,395
  2/28/95          13,188            13,406           13,967          15,995
  3/31/95          13,502            13,725           14,299          16,467
  4/30/95          13,484            13,685           14,280          16,952
  5/31/95          13,972            14,183           14,797          17,630
  6/30/95          14,164            14,363           15,000          18,039
  7/31/95          14,878            15,080           15,756          18,638
  8/31/95          14,739            14,920           15,609          18,685
  9/30/95          15,296            15,478           16,199          19,473
 10/31/95          15,192            15,359           16,089          19,403
 11/30/95          16,028            16,175           16,974          20,255
 12/31/95          16,132            16,275           17,085          20,645
  1/31/96          16,760            16,892           17,749          21,348
  2/29/96          17,178            17,311           18,192          21,546
  3/31/96          17,422            17,530           18,450          21,753
  4/30/96          17,892            17,988           18,948          22,074
  5/31/96          18,206            18,287           19,280          22,644
  6/30/96          18,188            18,267           19,262          22,730
  7/31/96          17,073            17,131           18,081          21,726
  8/31/96          17,404            17,450           18,432          22,184
  9/30/96          18,362            18,386           19,446          23,433
 10/31/96          19,146            19,163           20,277          24,079
 11/30/96          20,279            20,279           21,476          25,899
 12/31/96          19,721            19,701           20,886          25,386
  1/31/97          20,784            20,737           22,011          26,972
  2/28/97          20,470            20,418           21,679          27,183
  3/31/97          19,525            19,462           20,678          26,066
  4/30/97          20,763            20,677           21,989          27,622
  5/31/97          22,053            21,932           23,355          29,304
  6/30/97          22,918            22,789           24,271          30,619
  7/31/97          24,890            24,721           26,360          33,054
  8/31/97          23,651            23,466           25,047          31,202
  9/30/97          24,896            24,681           26,366          32,910
 10/31/97          24,354            24,124           25,792          31,811
 11/30/97          25,071            24,821           26,551          33,283
 12/31/97          25,793            25,518           27,084          33,855
  1/31/98          25,934            25,637           27,233          34,230
  2/28/98          27,970            27,371           29,389          36,698
  3/31/98          29,280            28,645           30,782          38,578
  4/30/98          29,179            28,526           30,675          38,966
  5/31/98          28,030            27,390           29,479          38,296
  6/30/98          29,461            28,765           30,980          39,852
  7/31/98          29,723            28,984           31,257          39,427
  8/31/98          25,773            25,120           27,115          33,736
  9/30/98          27,775            27,058           29,238          35,887
 10/31/98          29,289            28,515           30,821          38,807
 11/30/98          30,702            29,872           32,318          41,161
 12/31/98          34,061            33,106           35,860          43,530
  1/31/99          35,788            34,795           37,693          45,351
  2/28/99          34,829            33,844           36,675          43,941
  3/31/99          35,836            34,795           37,743          45,701
  4/30/99          35,596            34,533           37,514          47,469
  5/31/99          34,325            33,296           36,191          46,348
  6/30/99          36,988            35,865           38,991          48,920
  7/31/99          36,316            35,199           38,278          47,393
  8/31/99          35,764            34,652           37,718          47,158
  9/30/99          35,076            33,969           37,013          45,865
 10/31/99          36,691            35,499           38,701          48,768
 11/30/99          38,135            36,883           40,234          49,770
 12/31/99          41,505            40,096           43,781          52,690
  1/31/00          40,003            38,628           42,217          50,043
  2/29/00          39,974            38,599           42,217          49,095
  3/31/00          43,960            42,427           46,425          53,898
  4/30/00          42,834            41,334           45,259          52,277
  5/31/00          41,650            40,154           44,001          51,204
  6/30/00          43,325            41,737           45,750          52,466
  7/31/00          43,238            41,621           45,689          51,646
  8/31/00          45,943            44,231           48,563          54,854
  9/30/00          45,320            43,609           47,932          51,958
 10/31/00          44,994            43,254           47,554          51,739
 11/30/00          42,174            40,530           44,621          47,659
 12/31/00          41,220            39,578           43,607          47,893
  1/31/01          41,251            39,609           43,641          49,592

The Class B contingent deferred sales charge (CDSC) is not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply.

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                           Inception         1             5        10
January 31, 2001                   Date          Year          Year     Year
------------------------------------------------------------------------------
Class A Shares*                   4/1/96/3/     -2.58%        18.39%   15.22%
------------------------------------------------------------------------------
Class B Shares**                  2/5/98/4/     -2.17%        18.38%   14.76%
------------------------------------------------------------------------------
Trust Shares                     10/3/97/4/      3.37%        19.71%   15.87%
------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).

 The chart above represents a comparison of a hypothetical $10,000 investment from 1/31/91 to 1/31/01 in the indicated share class versus a similar in-vestment in the Fund's benchmark, and represents the reinvestment of divi-dends and capital gains in the Fund.

 The performance of the AmSouth Capital Growth Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund ac-counting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various ex-penses. Had these waivers and/or reimbursements not been in effect, perfor-mance quoted would have been lower.

 The quoted returns reflect the performance from 4/1/96 to 3/12/00 of the ISG Capital Growth Fund, an open-end investment company that was the predecessor fund to the AmSouth Capital Growth Fund.

 /3/The ISG Capital Growth Fund commenced operations on 4/1/96, through a transfer of assets from certain collective trust fund ("commingled") ac-counts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the commingled ac-counts for periods dating back to 1/31/91, and prior to the mutual fund's commencement of operations, as adjusted to reflect the expenses associ-ated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.
 /4/Performance for the Class B and Trust Shares, which commenced operations on 2/5/98 and 10/3/97, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge
    (CDSC).


Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Large Cap Fund


Portfolio Manager

Ronald E. Lindquist
Senior Vice President
AmSouth Bank

Ron has more than 30 years of
investment management experience.
He has a master's degree in
management from Florida
International University and a B.S.
in finance from Florida State
University.


PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Large Cap Fund is managed in a classic large-cap growth style. Our goal is to outperform the S&P 500 over multiple market cycles. We look for industry leaders that have relatively predictable 3-to-5 year earnings streams. We select large-company stocks with superior earnings rates and appropriate price/earnings ratios. We sell when a stock's relative price/earnings levels are well in excess of the market or when a significant earnings stream deterioration is in forecast."


Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund's total return was - 1.20% (Class A Shares at NAV)./1/ In comparison, the S&P 500 Stock Index pro-duced a -3.98% return.

Q. What factors affected your performance?

A. Throughout much of the period, the market averages were weighed down by a continuing decline in technology stocks, which were bruised by negative earn-ings reports and lowered expectations of future earnings growth.

Our technology holdings--and the Fund has always emphasized a significant allo-cation to technology--fell sharply during the period, reflecting the dramatic price declines suffered by technology issues in general.

What bolstered our performance most this period--and helped us outperform our benchmark--were our holdings in the health-care industry, a sector in which we typically have been overweighted. In fact, as of January 31, approximately 23% of the portfolio was invested in health-care stocks, roughly double the S&P 500's weighting in that sector. Additionally, the Fund held, as usual, above-average weightings in the consumer sectors and the capital goods sector, which all fared well over the last six months.++

Overall, our traditional approach of broadly diversifying the portfolio while focusing on those economic sectors we believe that offer the greatest long-term potential for earnings growth--and, therefore, price appreciation--served our shareholders well during the period.

As of January 31, 2001, the Fund's top five holdings were Merck & Co., Inc. (3.55% of net assets), Johnson and Johnson, Inc. (3.36%), Schering-Plough Corp. (3.27%), IBM Corp. (3.23%) and General Electric Co. (2.66%).++

Q. What is your outlook for the next six to 12 months?

A. We are just as concerned about corporate earnings now as we were six months ago. We are not alone; investors' concerns about earnings growth have been a major cause of the tech sector's decline. In fact, we believe that investors, perhaps, have overdone their selling of many issues, especially in the technol-ogy sector. This observation is the principal reason that, in spite of invest-ors' continued broad selling of some of our long-held technology names, we be-lieve we have found a number of compelling values in the tech sector, and, cor-respondingly, we have added to our overall technology weighting during the period.

We anticipate that our classic growth-focused, yet well-diversified investment management approach will continue to offer our shareholders the opportunity to realize attractive, long-term returns. And, by our maintaining the Fund's very high quality standards at the same time, our investors just may dodge the ra-zor's edge of the price volatility that is nearly unavoidable when investing in stocks. Again, though, only time can tell, as past is not always prologue.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was -6.64%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                                        AmSouth Large Cap Fund


                                    [GRAPH]

Value of a $10,000 Investment

           AmSouth Large       AmSouth Large     AmSouth Large
             Cap Fund             Cap Fund          Cap Fund       S&P 500
          (Class A Shares)*   (Class B Shares)** (Trust Shares)   Stock Index

   8/1/92       9,452             10,000              10,000          10,000
  8/31/92       9,329              9,862               9,870           9,795
  9/30/92       9,440              9,965               9,988           9,910
 10/31/92       9,526             10,046              10,078           9,945
 11/30/92       9,924             10,461              10,500          10,283
 12/31/92       9,980             10,507              10,559          10,410
  1/31/93       9,961             10,484              10,539          10,497
  2/28/93      10,057             10,576              10,640          10,640
  3/31/93      10,129             10,645              10,716          10,864
  4/30/93       9,746             10,230              10,311          10,601
  5/31/93      10,062             10,553              10,646          10,885
  6/30/93       9,881             10,357              10,454          10,917
  7/31/93       9,823             10,288              10,393          10,873
  8/31/93      10,179             10,645              10,769          11,286
  9/30/93       9,943             10,392              10,519          11,199
 10/31/93      10,376             10,841              10,978          11,431
 11/30/93      10,415             10,864              11,019          11,322
 12/31/93      10,539             10,991              11,150          11,459
  1/31/94      10,704             11,152              11,325          11,848
  2/28/94      10,558             10,991              11,171          11,527
  3/31/94      10,135             10,541              10,723          11,024
  4/30/94      10,174             10,576              10,764          11,165
  5/31/94      10,262             10,657              10,857          11,349
  6/30/94       9,977             10,346              10,555          11,071
  7/31/94      10,124             10,495              10,711          11,434
  8/31/94      10,586             10,968              11,200          11,903
  9/30/94      10,379             10,737              10,981          11,612
 10/31/94      10,764             11,129              11,388          11,873
 11/30/94      10,527             10,876              11,137          11,440
 12/31/94      10,726             11,071              11,348          11,610
  1/31/95      11,047             11,394              11,687          11,911
  2/28/95      11,427             11,774              12,090          12,375
  3/31/95      11,714             12,062              12,393          12,740
  4/30/95      12,075             12,431              12,776          13,116
  5/31/95      12,387             12,742              13,106          13,640
  6/30/95      12,661             13,007              13,396          13,957
  7/31/95      13,126             13,479              13,887          14,419
  8/31/95      12,964             13,295              13,716          14,456
  9/30/95      13,561             13,894              14,347          15,066
 10/31/95      13,854             14,182              14,657          15,012
 11/30/95      14,350             14,689              15,182          15,671
 12/31/95      14,479             14,804              15,319          15,973
  1/31/96      15,091             15,415              15,966          16,516
  2/29/96      15,280             15,599              16,167          16,670
  3/31/96      15,024             15,323              15,896          16,830
  4/30/96      15,236             15,530              16,120          17,078
  5/31/96      15,564             15,853              16,466          17,519
  6/30/96      15,562             15,829              16,465          17,585
  7/31/96      14,894             15,138              15,758          16,808
  8/31/96      15,138             15,369              16,016          17,163
  9/30/96      16,137             16,371              17,073          18,130
 10/31/96      16,201             16,429              17,140          18,629
 11/30/96      17,475             17,707              18,489          20,037
 12/31/96      17,031             17,235              18,019          19,640
  1/31/97      18,119             18,329              19,170          20,867
  2/28/97      18,152             18,341              19,205          21,031
  3/31/97      17,498             17,673              18,513          20,167
  4/30/97      18,752             18,917              19,839          21,370
  5/31/97      19,842             20,012              20,993          22,672
  6/30/97      20,663             20,818              21,861          23,689
  7/31/97      22,377             22,523              23,675          25,573
  8/31/97      21,220             21,348              22,451          24,140
  9/30/97      22,166             22,281              23,451          25,461
 10/31/97      21,520             21,613              22,769          24,611
 11/30/97      22,811             22,903              24,134          25,750
 12/31/97      23,150             23,226              24,493          26,193
  1/31/98      23,767             23,825              25,146          26,482
  2/28/98      25,366             25,415              26,837          28,392
  3/31/98      26,087             26,094              27,600          29,847
  4/30/98      26,297             26,290              27,822          30,147
  5/31/98      25,910             25,887              27,413          29,629
  6/30/98      27,185             27,143              28,761          30,832
  7/31/98      27,118             27,051              28,691          30,504
  8/31/98      23,927             23,848              25,315          26,100
  9/30/98      25,568             25,472              27,051          27,765
 10/31/98      27,771             27,638              29,381          30,024
 11/30/98      29,607             29,447              31,324          31,845
 12/31/98      31,917             31,731              33,758          33,678
  1/31/99      33,470             33,252              35,401          35,086
  2/28/99      32,265             32,042              34,126          33,996
  3/31/99      32,806             32,549              34,697          35,357
  4/30/99      32,620             32,342              34,501          36,725
  5/31/99      32,076             31,777              33,925          35,858
  6/30/99      34,328             33,978              36,307          37,848
  7/31/99      33,771             33,402              35,718          36,666
  8/31/99      33,748             33,356              35,694          36,485
  9/30/99      32,994             32,584              34,895          35,485
 10/31/99      34,269             33,828              36,257          37,730
 11/30/99      36,112             35,614              38,194          38,506
 12/31/99      37,933             37,373              40,118          40,765
  1/31/00      36,714             36,147              38,829          38,716
  2/29/00      35,712             35,137              37,784          37,984
  3/31/00      38,305             37,656              40,518          41,699
  4/30/00      38,576             37,898              40,804          40,445
  5/31/00      38,305             37,602              40,518          39,615
  6/30/00      39,646             38,895              41,951          40,592
  7/31/00      38,102             37,359              40,317          39,957
  8/31/00      39,708             38,916              42,031          42,439
  9/30/00      38,328             37,527              40,571          40,199
 10/31/00      38,932             38,100              41,210          40,029
 11/30/00      37,293             36,468              39,491          36,873
 12/31/00      37,092             36,253              39,279          37,053
  1/31/01      37,647             36,775              39,866          38,368

----------------------------------------------------------------------------
Average Annual Total Return
----------------------------------------------------------------------------
As of                          Inception         1        5         Since
January 31, 2001                  Date          Year     Year     Inception
----------------------------------------------------------------------------
Class A Shares*                  8/3/92        -3.11%   18.72%      16.87%
----------------------------------------------------------------------------
Class B Shares**               12/15/98/2/     -2.60%   18.79%      16.55%
----------------------------------------------------------------------------
Trust Shares                   12/14/98/2/      2.67%   20.08%      17.67%
----------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).


 The chart above represents a comparison of a hypothetical $10,000 investment from 8/3/92 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Large Cap Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund ac-counting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various ex-penses. Had these waivers and/or reimbursements not been in effect, perfor-mance quoted would have been lower.

 The quoted returns reflect the performance from 8/3/92 to 12/13/98 of the DG Equity Fund and from 12/14/98 to 3/12/00 of the ISG Large Cap Equity Fund, which were open-end investment companies that were predecessor funds to the AmSouth Large Cap Fund.

 /2/Performance for the Class B and Trust Shares, which commenced operations on 12/15/98 and 12/14/98, respectively, are based on the historical per-formance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge
    (CDSC).

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Mid Cap Fund


Portfolio Managers

Van Schreiber, Chief Portfolio
Manager
Robert Deaton, CFA, Portfolio
Manager
Bennett Lawrence Management, LLC
(sub-advisor)

Van has 35 years of investment
management experience. He holds an
M.B.A. from New York University and
an undergraduate degree from
Williams College. Robert is a
Chartered Financial Analyst with 14
years of experience in the
securities business. He has an
M.B.A. from Vanderbilt University
and a B.A. from Davidson College.


PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Mid Cap Fund uses a two-step investment process. First, we identify major demand trends that present powerful investment opportunities. Then, we select companies that are best positioned to benefit from these trends. Before a company is selected, our analysts conduct extensive analysis of the business and its associated risks. The outcome of this process is a portfolio invested in a relatively small number of highly profitable companies."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund's total return was - 11.82% (Class A Shares at NAV)./1/ In comparison, the Russell Mid-Cap Growth Index returned -11.19%.

Q. What factors affected your performance?

A. This was a difficult period for nearly all equity investors, and our Fund was not immune to the selling pressures that struck high-growth, mid-cap compa-nies. First and foremost among the reasons that stocks declined was a valuation correction that began in March 2000 and became exacerbated in the fourth calen-dar quarter of 2000. Throughout this period, the rug was pulled out from under many stocks as businesses across the board started to lower their earnings growth estimates. Additionally, the number of earnings disappointments in-creased dramatically over the level that we have become accustomed to in recent years.

In our experience, earnings drive stock prices, and investors do not like to be disappointed by negative news. Therefore, as corporate earnings came to light, we believe most investors began to discount future earnings problems into the valuations they were willing to pay for stocks, which brought the market down and the Fund was affected.

In the past, technology made up an important portion of the portfolio. However, during the period, we actively reduced our exposure to certain segments of the technology sector by eliminating positions in telecommunications service prov-iders and most of our Internet plays. We also reduced our media positions, con-cluding that an economic downturn could have an adverse effect on advertising spending.

On the buy side, we purchased shares of companies that appear to have the abil-ity to raise prices. Some of these stocks were Chubb Corp. (2.52% of net as-sets), Hartford Financial Services Group, Inc. (2.76%) and L-3 Communications Holdings, Inc. (5.62%).++

As of January 31, 2001, the Fund's top five holdings were L-3 Communications Holdings, Inc. (5.62% of net assets), Waters Corp. (4.64%), Nabors Industries, Inc. (4.13%), Parametric Technology Corp. (3.82%) and ALZA Corp. (3.68%).++

Q. What is your outlook for the next six to 12 months?

A. The market has been declining for almost a year. A lot of damage has been done to the prices of stocks, and, eventually, some great buying opportunities will surface. In the near term, we feel that the market is going to be directionless as it is impossible to tell late in the economic cycle or if we are in a recession. Corporate profits are slowing, and capital is less avail-able to companies, both of which are normal in a recessionary environment. Nonetheless, we are finding good profit growth in such areas as health care, pharmaceuticals and software. We anticipate a select number of companies in these areas should do well as their valuations have come down to very reason-able levels when compared to a year ago. We have high expectations for the com-panies that the Fund holds; their businesses are still growing, and it will only be a matter of time before their earnings visibility brings investors back and their stock performance improves.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was -16.67%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                                          AmSouth Mid Cap Fund


                                    [GRAPH]

Value of a $10,000 Investment

             AmSouth Mid      AmSouth Mid     AmSouth Mid      Russell
               Cap Fund        Cap Fund        Cap Fund        Mid-Cap
            Class A Shares*  Class B Shares** Trust Shares   Growth Index

   5/4/99        9,452          10,000            10,000        10,000
  5/31/99        9,338           9,880             9,880         9,871
  6/30/99       10,331          10,920            10,940        10,561
  7/31/99       10,567          11,170            11,190        10,224
  8/31/99       10,614          11,210            11,240        10,118
  9/30/99       10,851          11,450            11,490        10,032
 10/31/99       11,786          12,440            12,490        10,808
 11/30/99       13,696          14,450            14,510        11,927
 12/31/99       16,380          17,280            17,370        13,992
  1/31/00       16,304          17,160            17,270        13,989
  2/29/00       19,026          20,010            20,150        16,930
  3/31/00       18,507          19,450            19,600        16,947
  4/30/00       16,153          16,960            17,110        15,302
  5/31/00       14,792          15,530            15,670        14,187
  6/30/00       16,115          16,900            17,070        15,692
  7/31/00       15,756          16,520            16,700        14,698
  8/31/00       17,656          18,500            18,720        16,915
  9/30/00       16,928          17,730            17,950        16,088
 10/31/00       15,794          16,530            16,740        14,987
 11/30/00       13,327          13,940            14,130        11,730
 12/31/00       13,932          14,560            14,780        12,348
  1/31/01       13,894          14,120            14,750         13,053

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                              Inception         1           Since
January 31, 2001                      Date          Year       Inception
------------------------------------------------------------------------------
Class A Shares*                      5/4/99       -19.45%        20.74%
------------------------------------------------------------------------------
Class B Shares**                     5/4/99       -19.62%        21.86%
------------------------------------------------------------------------------
Trust Shares                         5/4/99       -14.59%        24.94%
------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).


 The chart above represents a comparison of a hypothetical $10,000 investment from 5/4/99 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Mid Cap Fund is measured against the Russell Mid-Cap Growth Index, an unmanaged index representative of the performance of a basket of more than 430 mid-cap growth stocks. The index does not reflect the deduction of fees associated with a mutual fund, such as investment man-agement and fund accounting fees. The Fund's performance does reflect the de-duction of fees for these value-added services. Investors cannot invest di-rectly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The total returns reflect the performance from 5/4/99 to 3/12/00 of the ISG Mid-Cap Fund, an open-end investment company that was predecessor to the AmSouth Mid Cap Fund.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Small Cap Fund+


Portfolio Manager

Dean McQuiddy, CFA
Principal and Director of Equity
Investments
Sawgrass Asset Management, LLC
(sub-advisor)

Dean McQuiddy, Portfolio Manager to
the AmSouth Small Cap Fund, has 16
years of experience in investment
management and a B.S. in finance.
He created and managed the small-
cap growth product at Barnett
Capital Advisors for 11 years.


PORTFOLIO MANAGER'S PERSPECTIVE

"For the AmSouth Small Cap Fund, we use a disciplined investment process to identify 60 to 80 fundamentally attractive small companies that share certain attributes: above-market sales and earnings growth, increasing estimates of future earnings and reasonable valuations. We aim to buy these companies in the early stages of their growth--before their stocks get overvalued in the marketplace."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of -2.80% (Class A Shares at NAV)./1/ In comparison, the Russell 2000 Growth Index produced a -9.40% return.

Q. What factors affected your performance?

A. It was a good period for the Fund, as we outperformed our benchmark during a rough time for the overall market.

This was not a kind six months for many investors or mutual funds, especially aggressive growth funds and any fund that had a large commitment to technology. Fortunately for our shareholders, the Fund's performance was enhanced by our disciplined investing approach: We only buy companies whose earnings are rising and who are still reasonably valued by the market; this kept us from buying shares of speculative "dot.com" stocks. The investment climate that existed during our reporting period was one in which such a disciplined approach paid off.

What helped our performance? For one thing, we were underweighted in technology during a time when many tech stocks were punished; and those technology names we owned did relatively well. We also were helped by our overweighting in the energy sector, where we owned such stocks as Valero Energy Corp. (2.73% of net assets), Patterson Energy, Inc. (1.43%), Newfield Exploration Co. (0.71%) and Cabot Oil and Gas Corp. (1.43%). With the prices of oil and natural gas ratcheting upward throughout the period, analysts kept raising the earnings es-timates for many of the energy stocks we owned.++

As of January 31, 2001, the Fund's top five holdings were Shaw Group, Inc. (3.65%), Mentor Graphics Corp. (3.63%), Americredit Corp. (3.53%), Centex Corp. (2.88%) and Hot Topic, Inc. (2.82%).++

Q. What is your outlook for the next six to 12 months?

A. With small-cap stocks having out-performed large caps since the middle of 1999, we are very encouraged by the current state of the small-cap cycle. With such cycles historically lasting in the neighborhood of six to seven years, we believe we could be at just the start of a productive period for the type of stocks we favor. These companies are growing at a much faster pace than the overall market, while their stocks are still selling at much lower valuations. The money flows into small-cap stocks are also starting to rise. Therefore, we are feeling optimistic about our position over the next year.

 + Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was -8.16%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                                        AmSouth Small Cap Fund


                                    [GRAPH]

Value of a $10,000 Investment

             AmSouth Small      AmSouth Small
               Cap Fund           Cap Fund       AmSouth Small
               (Class A           (Class B         Cap Fund        Russell 2000
               Shares)*           Shares)**      (Trust Shares)    Growth Index

   3/3/98        9,450              10,000           10,000            10,000
  3/31/98        9,764              10,290           10,302            10,419
  4/30/98        9,764              10,290           10,302            10,483
  5/31/98        9,063               9,540            9,572             9,722
  6/30/98        9,328               9,810            9,852             9,821
  7/31/98        8,664               9,110            9,152             9,001
  8/31/98        6,712               7,050            7,091             6,923
  9/30/98        7,479               7,860            7,911             7,625
 10/31/98        7,261               7,630            7,681             8,023
 11/30/98        7,840               8,220            8,281             8,645
 12/31/98        8,901               9,340            9,422             9,427
  1/31/99        8,456               8,860            8,941             9,852
  2/28/99        7,698               8,060            8,141             8,950
  3/31/99        7,186               7,520            7,601             9,269
  4/30/99        7,091               7,420            7,511            10,088
  5/31/99        7,299               7,630            7,731            10,104
  6/30/99        8,001               8,360            8,481            10,636
  7/31/99        7,963               8,310            8,441            10,307
  8/31/99        7,925               8,270            8,401             9,922
  9/30/99        8,105               8,450            8,591            10,113
 10/31/99        8,134               8,480            8,631            10,372
 11/30/99        8,958               9,330            9,502            11,469
 12/31/99       10,323              10,740           10,952            13,490
  1/31/00       10,295              10,720           10,942            13,364
  2/29/00       12,390              12,890           13,162            16,474
  3/31/00       12,523              13,020           13,302            14,742
  4/30/00       12,238              12,720           13,002            13,254
  5/31/00       11,565              12,000           12,282            12,093
  6/30/00       12,561              13,040           13,352            13,655
  7/31/00       11,869              12,310           12,612            12,485
  8/31/00       12,940              13,410           13,752            13,798
  9/30/00       12,911              13,370           13,722            13,113
 10/31/00       12,902              13,350           13,712            12,048
 11/30/00       11,262              11,650           11,972             9,861
 12/31/00       12,251              12,664           13,026            10,464
  1/31/01       11,536              11,608           12,262            11,311

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                              Inception         1           Since
January 31, 2001                      Date          Year       Inception
------------------------------------------------------------------------------
Class A Shares*                      3/2/98         5.91%         5.02%
------------------------------------------------------------------------------
Class B Shares**                     3/2/98         6.09%         5.24%
------------------------------------------------------------------------------
Trust Shares                         3/2/98        12.06%         7.24%
------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).


 The chart above represents a comparison of a hypothetical $10,000 investment from 3/2/98 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Small Cap Fund is measured against the Russell 2000 Growth Index, an unmanaged index generally representative of domesti-cally traded common stocks of small to mid-sized companies. The index does not reflect the deduction of fees associated with a mutual fund, such as in-vestment management and fund accounting fees. The Fund's performance does re-flect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying secu-rities. During the period shown, the Advisor waived and/or voluntarily reim-bursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 Effective 12/1/99, the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Equity Income Fund




Portfolio Manager

Christopher Wiles, CFA
President and Chief Investment
Officer
Rockhaven Asset Management, LLC
(sub-advisor)

Chris has more than 15 years of
investment management experience
and holds an M.B.A. and a
bachelor's degree in finance.
Previously, he was affiliated with
Federated Investments and Mellon
Bank.


PORTFOLIO MANAGER'S PERSPECTIVE

"With the AmSouth Equity Income Fund, we try to reduce risk through a disciplined portfolio construction limited, under normal conditions, to 50 stocks. Then we select the most attractive securities on a risk/reward basis in each sector. Rather than trying to time the market or guess which sector may offer the greatest return, we put our emphais on investing in what we believe are the best-yielding, best dividend-growing securities, sector by sector."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund's total return was - 0.41% (Class A Shares at NAV)./1/ In comparison, the S&P 500 Index produced a - 3.98% return, and the Lipper Equity Income Funds/2/ Index returned 10.18%.

Q. What factors affected your performance?

A. What we saw happen was a slew of signs that the economy was starting to slow. This slowdown crept into, actually caused, a lot of negative earnings surprises during the third and fourth calendar quarters of 2000. Also, the stalemated presidential election created negative investor sentiment; the stock market hates uncertainty, and we believe the delay in naming a winner depressed the psyche of investors as a group.

All of this conspired to shove American business, as a whole, right over a cliff. This was evident in the January announcements by company after company, that their numbers for December were going to be significantly lower than ex-pected.

This was the beginning of a classic, economic slowdown. Banks began to refuse money to second- or third-tier business concerns. In particular, this put tre-mendous strain on the telecommunications industry, which relies on a continuous stream of credit capital.

Because we are "sector neutral" to the S&P 500 that is we do not try to time which sectors we should buy or sell, our sector holdings will closely match those of our index. At the same time, we do not sit idly by when conditions are rocky in a particular sector, such as technology. Several months ago, knowing that we were experiencing a tremendous amount of "PE contraction"--price-to-earnings ratios decline as investors become less willing to pay for projected future earnings--we lowered our exposure to the higher-PE names, especially in the technology sector. We purchased stocks we considered more reasonably val-ued. For example, we bought shares in Hewlett-Packard Co. (1.43% of net assets) after it declined to where we felt they were attractively priced.++

As of January 31, 2001, the Fund's top five holdings were Exxon Mobil Corp., common shares (3.07% of net assets), Citigroup, Inc., common shares (2.93%), J.P. Morgan Chase & Co., common shares (2.55%), Omnicom Group, convertible shares (2.70%) and Amdocs Ltd., convertible shares (2.63%).++

Q. What is your outlook for the next six to 12 months?

A. The tough question now is: Are we in, or close to, an economic recession? We are certainly in an earnings recession. The overwhelming consensus is that the Fed will continue to ease credit and, along with a possible tax cut by Presi-dent Bush, circumstances will improve later this year. However, we do not have a crystal ball, and we always get uncomfortable when public opinion is so one-sided. We would not be surprised if the economy were to take a bit longer to recover.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was -5.91%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 /2/The Lipper Equity Income Funds Index is an index comprised of managed mu-tual funds that seek relatively high current income and growth of income through investing 65% or more of their portfolio in dividend-paying equity securities.

 ++The Fund's portfolio composition is subject to change.

                                                    AmSouth Equity Income Fund


                                    [GRAPH]

Value of a $10,000 Investment

            AmSouth Equity      AmSouth Equity    AmSouth Equity
              Income Fund        Income Fund       Income Fund        S&P 500
            (Class A Shares)*  (Class B Shares)** (Trust Shares)   Stock Index

  3/20/97       9,452             10,000             10,000           10,000
  3/31/97       9,293              9,829              9,832            9,589
  4/30/97       9,618             10,171             10,175           10,162
  5/31/97      10,168             10,742             10,758           10,780
  6/30/97      10,482             11,063             11,090           11,264
  7/31/97      11,136             11,745             11,781           12,160
  8/31/97      10,805             11,384             11,432           11,478
  9/30/97      11,291             11,871             11,948           12,107
 10/31/97      10,878             11,434             11,514           11,703
 11/30/97      11,129             11,693             11,781           12,244
 12/31/97      11,331             11,898             11,999           12,455
  1/31/98      11,457             12,025             12,134           12,592
  2/28/98      12,221             12,812             12,935           13,501
  3/31/98      12,664             13,271             13,407           14,192
  4/30/98      12,635             13,234             13,390           14,335
  5/31/98      12,351             12,929             13,092           14,088
  6/30/98      12,394             12,967             13,140           14,661
  7/31/98      11,947             12,490             12,669           14,504
  8/31/98      10,428             10,901             11,061           12,411
  9/30/98      10,839             11,314             11,488           13,202
 10/31/98      11,634             12,139             12,345           14,276
 11/30/98      12,383             12,914             13,142           15,142
 12/31/98      12,707             13,244             13,489           16,014
  1/31/99      13,113             13,655             13,912           16,683
  2/28/99      12,718             13,235             13,506           16,165
  3/31/99      13,050             13,583             13,862           16,812
  4/30/99      13,586             14,124             14,435           17,463
  5/31/99      13,231             13,749             14,048           17,050
  6/30/99      13,911             14,449             14,785           17,997
  7/31/99      13,640             14,156             14,497           17,435
  8/31/99      13,601             14,106             14,459           17,348
  9/30/99      13,289             13,782             14,141           16,873
 10/31/99      14,234             14,738             15,137           17,941
 11/30/99      14,647             15,158             15,580           18,309
 12/31/99      15,854             16,402             16,882           19,384
  1/31/00      16,049             16,589             17,090           18,410
  2/29/00      16,541             17,101             17,617           18,061
  3/31/00      17,276             17,849             18,406           19,828
  4/30/00      16,726             17,260             17,810           19,231
  5/31/00      16,271             16,778             17,328           18,837
  6/30/00      16,889             17,409             18,000           19,301
  7/31/00      16,248             16,738             17,331           18,999
  8/31/00      17,928             18,454             19,112           20,180
  9/30/00      17,017             17,505             18,143           19,114
 10/31/00      16,466             16,938             17,558           19,033
 11/30/00      14,741             15,145             15,723           17,533
 12/31/00      15,624             16,049             16,665           17,619
  1/31/01      16,181             16,306             17,261           18,244

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                              Inception         1           Since
January 31, 2001                      Date          Year       Inception
------------------------------------------------------------------------------
Class A Shares*                     3/20/97        -4.72%        13.25%
------------------------------------------------------------------------------
Class B Shares**                     9/3/97/4/     -4.88%        13.47%
------------------------------------------------------------------------------
Trust Shares                         9/2/97/4/      1.00%        15.15%
------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).


 The chart above represents a comparison of a hypothetical $10,000 investment from 3/20/97 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Equity Income Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees as-sociated with a mutual fund, such as investment management and fund account-ing fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
 /4/Performance for the Class B and Trust Shares, which commenced operations on 9/3/97 and 9/2/97, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The his-torical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).


 Effective 12/1/99, the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Balanced Fund


Portfolio Manager

Richard H. Calvert, CFA
Vice President
AmSouth Bank

Richard has been a portfolio
manager and analyst for more than
seven years. He is a member of
AmSouth Bank's value strategy group
and the asset allocation committee.

PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Balanced Fund provides a simple solution to investors who find it difficult to decide how to allocate their assets between stocks and bonds. We use a sophisticated asset allocation model to move the Fund's assets toward the market that we believe has the best risk-adjusted return prospects."


Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of 10.81% (Class A Shares at NAV)./1/ In comparison, the S&P 500 Index produced a -3.98% return, while the Lehman Brothers Government/Credit Bond Index pro-duced a 8.02% return. For the same period, the Lipper Balanced Funds Index/2/ moved up 3.05%.

Q. What factors affected your performance?

A. It was a stellar period for both the equity and fixed-income portions of our portfolio. This positive result was particularly heartening in light of the stock market's decline.

The major stock indices were deflated by a bursting of the speculative bubble that characterized the market in 1999 and early 2000. Overvalued technology stocks, in particular, were hit hard, as investor sentiment rotated to the type of value companies we target.

Key contributors to our outstanding performance were our overweightings in the energy and finance sectors. We were well-diversified in energy, owning the stocks of independent refiners, integrated oil companies and natural gas explo-ration companies. In the finance area, we had an above-average allocation to insurance companies--especially property-and-casualties insurers who are bene-fiting from a trend of rising premium rates.

As of January 31, 2001, the Fund's top five equity holdings were Washington Mu-tual, Inc. (1.77% of net assets), Engelhard Corp. (1.73%), St. Paul Cos., Inc. (1.70%), Texaco, Inc. (1.63%) and CVS Corp. (1.39%).++

In the fixed-income sector, conditions were conducive to lifting the price of most bonds. The growth rate in the U.S. economy slowed dramatically; core in-flation (excluding food and energy) remained unchanged; and the Fed began to lower interest rates aggressively in January.

In response to all of these factors, we saw a dramatic decline in interest rates, with rates in securities with shorter maturities (1-5 years on the yield curve) falling further than longer bonds. This drop in rates led to the posi-tive price performance of the vast majority of bonds we held in our portfolio.

As of January 31, 2001, the fixed-income securities within the Fund maintained an average credit quality of AAA, with a weighted average maturity of 6.77 years.++

Q. What is the Fund's asset allocation between stocks and bonds?

A. As of January 31, 2001, approximately 46.2% of the Fund's assets were in-vested in stocks, 2.3% in Municipal Bonds, 13.4% in U.S. government securities, 12.0% in U.S. treasuries, 23.6% invested in bonds and 1.8% in cash equiva-lents.++

However, it is important to note that we have begun moving more of the equity portion of the portfolio into growth stocks. We are doing this in order to give the Fund a better representation of a balanced account, with equal weighting in both the growth and value sectors. Going forward, we feel stocks offer a rea-sonably good risk/reward profile.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was 4.68%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 /2/The Lipper Balanced Funds Index consists of mutual funds whose primary ob-jective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

 ++The Fund's portfolio composition is subject to change.

                                                         AmSouth Balanced Fund


                                    [GRAPH]

Value of a $10,000 Investment

               AmSouth          AmSouth         AmSouth      Lehman Brothers
            Balanced Fund    Balanced Fund   Balanced Fund     Government/        S&P 500
           Class A Shares    Class B Shares  Trust Shares   Credit Bond Index   Stock Index

 12/19/91      9,452            10,000          10,000           10,000            10,000
 12/31/91     10,064            10,655          10,647           10,337            11,144
  1/31/92     10,084            10,655          10,669           10,184            10,936
  2/29/92     10,217            10,799          10,810           10,238            11,078
  3/31/92     10,084            10,642          10,669           10,182            10,862
  4/30/92     10,303            10,865          10,901           10,243            11,181
  5/31/92     10,420            10,983          11,024           10,441            11,236
  6/30/92     10,377            10,931          10,979           10,595            11,069
  7/31/92     10,746            11,311          11,369           10,866            11,521
  8/31/92     10,602            11,140          11,216           10,963            11,285
  9/30/92     10,774            11,311          11,399           11,112            11,418
 10/31/92     10,704            11,232          11,325           10,942            11,457
 11/30/92     10,869            11,402          11,499           10,932            11,847
 12/31/92     10,942            11,468          11,576           11,120            11,993
  1/31/93     11,191            11,717          11,840           11,363            12,093
  2/28/93     11,384            11,913          12,045           11,599            12,258
  3/31/93     11,614            12,136          12,288           11,638            12,516
  4/30/93     11,688            12,202          12,366           11,728            12,214
  5/31/93     11,880            12,398          12,569           11,722            12,541
  6/30/93     11,944            12,451          12,636           11,988            12,577
  7/31/93     11,977            12,477          12,672           12,065            12,527
  8/31/93     12,335            12,844          13,051           12,342            13,002
  9/30/93     12,253            12,739          12,964           12,386            12,902
 10/31/93     12,388            12,870          13,106           12,436            13,169
 11/30/93     12,312            12,779          13,026           12,296            13,044
 12/31/93     12,513            12,975          13,239           12,350            13,201
  1/31/94     12,912            13,381          13,661           12,535            13,650
  2/28/94     12,645            13,093          13,378           12,262            13,280
  3/31/94     12,198            12,621          12,906           11,962            12,701
  4/30/94     12,223            12,634          12,932           11,862            12,864
  5/31/94     12,407            12,818          13,126           11,841            13,075
  6/30/94     12,301            12,700          13,014           11,814            12,754
  7/31/94     12,591            12,988          13,322           12,050            13,173
  8/31/94     12,831            13,224          13,575           12,055            13,713
  9/30/94     12,585            12,962          13,315           11,873            13,378
 10/31/94     12,676            13,041          13,411           11,860            13,678
 11/30/94     12,330            12,674          13,045           11,838            13,180
 12/31/94     12,465            12,805          13,188           11,916            13,376
  1/31/95     12,688            13,014          13,424           12,145            13,723
  2/28/95     13,134            13,473          13,896           12,427            14,257
  3/31/95     13,390            13,722          14,167           12,510            14,678
  4/30/95     13,769            14,102          14,568           12,684            15,110
  5/31/95     14,220            14,548          15,045           13,216            15,714
  6/30/95     14,277            14,587          15,105           13,321            16,079
  7/31/95     14,511            14,823          15,353           13,269            16,613
  8/31/95     14,593            14,889          15,439           13,439            16,654
  9/30/95     14,831            15,125          15,691           13,576            17,357
 10/31/95     14,772            15,046          15,629           13,776            17,295
 11/30/95     15,209            15,478          16,091           14,003            18,054
 12/31/95     15,396            15,662          16,289           14,209            18,402

  1/31/96     15,737            15,990          16,650           14,297            19,028
  2/29/96     15,690            15,924          16,600           13,994            19,205
  3/31/96     15,853            16,081          16,772           13,877            19,390
  4/30/96     16,051            16,265          16,982           13,781            19,676
  5/31/96     16,110            16,317          17,045           13,757            20,184
  6/30/96     16,147            16,343          17,083           13,942            20,260
  7/31/96     15,724            15,898          16,636           13,974            19,365
  8/31/96     15,959            16,121          16,885           13,940            19,773
  9/30/96     16,283            16,435          17,227           14,188            20,887
 10/31/96     16,478            16,619          17,434           14,519            21,462
 11/30/96     17,126            17,261          18,119           14,786            23,085
 12/31/96     16,891            17,012          17,871           14,622            22,627
  1/31/97     17,253            17,353          18,254           14,640            24,041
  2/28/97     17,518            17,615          18,535           14,670            24,229
  3/31/97     17,179            17,261          18,175           14,496            23,234
  4/30/97     17,550            17,615          18,568           14,707            24,621
  5/31/97     18,295            18,349          19,357           14,844            26,120
  6/30/97     18,761            18,794          19,850           15,022            27,292
  7/31/97     19,877            19,895          21,030           15,482            29,462
  8/31/97     19,353            19,358          20,475           15,309            27,811
  9/30/97     20,160            20,150          21,334           15,549            29,334
 10/31/97     19,759            19,741          20,914           15,798            28,354
 11/30/97     20,116            20,089          21,296           15,881            29,667
 12/31/97     20,412            20,372          21,615           16,048            30,176
  1/31/98     20,617            20,553          21,822           16,274            30,510
  2/28/98     21,350            21,288          22,617           16,242            32,711
  3/31/98     22,007            21,919          23,304           16,292            34,386
  4/30/98     21,907            21,806          23,217           16,374            34,732
  5/31/98     21,945            21,835          23,263           16,549            34,135
  6/30/98     22,144            22,006          23,463           16,718            35,522
  7/31/98     21,774            21,625          23,076           16,731            35,143
  8/31/98     20,400            20,245          21,623           17,057            30,070
  9/30/98     21,374            21,215          22,677           17,545            31,988
 10/31/98     22,261            22,084          23,622           17,421            34,591
 11/30/98     22,914            22,721          24,320           17,525            36,689
 12/31/98     23,091            22,866          24,515           17,567            38,800
  1/31/99     23,098            22,861          24,528           17,692            40,423
  2/28/99     22,594            22,364          23,997           17,271            39,167
  3/31/99     22,957            22,692          24,388           17,357            40,735
  4/30/99     24,015            23,742          25,517           17,401            42,311
  5/31/99     24,013            23,701          25,519           17,221            41,312
  6/30/99     24,223            23,893          25,746           17,168            43,605
  7/31/99     23,820            23,497          25,324           17,120            42,243
  8/31/99     23,471            23,121          24,959           17,106            42,034
  9/30/99     22,950            22,608          24,410           17,260            40,882
 10/31/99     23,385            23,023          24,877           17,305            43,469
 11/30/99     23,280            22,904          24,771           17,295            44,362
 12/31/99     23,397            22,999          24,887           17,189            46,965
  1/31/00     22,767            22,356          24,217           17,184            44,605
  2/29/00     22,304            21,902          23,730           17,399            43,761
  3/31/00     23,688            23,249          25,209           17,649            48,042
  4/30/00     23,572            23,121          25,088           17,563            46,596
  5/31/00     23,726            23,258          25,276           17,547            45,640
  6/30/00     23,214            22,740          24,714           17,905            46,766
  7/31/00     23,570            23,075          25,097           18,095            46,034
  8/31/00     24,545            24,016          26,139           18,350            48,894
  9/30/00     24,645            24,081          26,248           18,420            46,313
 10/31/00     24,995            24,409          26,625           18,536            46,117
 11/30/00     24,953            24,370          26,583           18,853            42,481
 12/31/00     25,780            25,166          27,467           19,224            42,689
  1/31/01     26,118            25,480          27,830           19,547            44,203

The Class B contingent deferred sales charge (CDSC) is not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply.

----------------------------------------------------------------------------
Average Annual Total Return
----------------------------------------------------------------------------
As of                      Inception       1        5         Since
January 31, 2001             Date         Year     Year     Inception
----------------------------------------------------------------------------
Class A Shares*            12/19/91       8.44%    9.42%     11.10%
----------------------------------------------------------------------------
Class B Shares**           9/2/97/3/      8.98%    9.49%     10.80%
----------------------------------------------------------------------------
Trust Shares               9/2/97/3/     14.92%   10.82%     11.88%
----------------------------------------------------------------------------
 * Reflects maximum 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%)


 The chart above represents a comparison of a hypothetical $10,000 investment from 12/19/91 to 1/31/01 in the indicated share class versus a similar in-vestment in the Fund's benchmark, and represents the reinvestment of divi-dends and capital gains in the Fund.

 The performance of the AmSouth Balanced Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole; and the Lehman Brothers Government/Credit Bond Index, an unmanaged broad-based index representative of the total return of long-term government and corporate bonds. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various ex-penses. Had these waivers and/or reimbursements not been in effect, perfor-mance quoted would have been lower.

 /3/ Performance for the Class B and Trust Shares, which commenced operations on 9/2/97, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/99, the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Select Equity Fund


Portfolio Managers

Neil Wright, President and Chief
Investment Officer
Janna Sampson, Director of
Portfolio Management
Peter Jankovskis, Director of
Research
OakBrook Investments, LLC (sub-
advisor)

As Portfolio Managers of the
AmSouth Select Equity Fund and the
AmSouth Enhanced Market Fund, Neil,
Janna and Peter have 50 years of
combined experience. Neil and Peter
have Ph.D.s in economics, and Janna
holds an M.A. in economics. They
have worked together for the past
eight years.


PORTFOLIO MANAGER'S PERSPECTIVE

"Our goal in managing the AmSouth Select Equity Fund is to outperform the S&P 500 over a complete market cycle while experiencing less volatility than the broad stock market. We look for 20 to 25 leading companies that have a dominant market position, or a well-known brand name, yet whose stock price is undervalued. To make this 'growth at a reasonable price' strategy work, we use economic theory to determine whether a company is likely to recover its dominant position after a dip. We believe our patient, long-term approach offers excellent defensive protection, which can reduce losses when the market is weak."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund's total return was 22.41% (Class A Shares at NAV)./1/ In comparison, the S&P 500 Stock Index pro-duced a -3.98% return.

Q. What factors affected your performance?

A. During the last six months, the market finally was confronted with stark ev-idence that earnings growth for many technology stocks was slowing. There were a number of high-profile earning warnings issued early in the period. While this was happening, we also experienced the presidential election "fracas," which injected another note of uncertainty into the market, which, historical-ly, chafes at uncertainty. The bottom line was that investors had overly opti-mistic expectations for the tech sector, and when it became obvious that these expectations were unrealistic, tech stocks were punished. Therefore, most mar-ket averages suffered declines.

In contrast to the difficulties faced by technology shares, our Fund benefited from both a favorable style and strong stock selection within the Fund's stable growth style category. The dramatic decline in the value of technology stocks during the period caused investors to seek out stocks with records of stable earnings growth. Our "Market Power" analysis allowed the Select Equity Fund to identify the best- performing stocks within the stable growth style. During the period, Ralston Purina Group (4.73% of net assets) gained more than 55%, while J.M. Smucker Co. (2.32%), H&R Block, Inc. (5.08%), Sysco Corp. (7.58%) and Waste Management, Inc. (8.53%) each gained more than 30%.++

As of January 31, 2001, the Fund's top five holdings were Waste Management, Inc. (8.53%), Emerson Electric Co., Inc. (8.21%), Sysco Corp. (7.58%), General Mills, Inc. (6.94%) and Bristol-Myers Squibb Co. (6.75%).++

Q. What is your outlook for the next six to 12 months?

A. Looking ahead, we expect that corporate earnings growth will remain weak, placing additional pressure on stocks with high valuations. In this environ-ment, investors should find stocks with stable earnings growth and reasonable valuations particularly attractive. Although these types of stocks have enjoyed significant price appreciation in recent months, we feel they still have room for additional growth. We anticipate that the Fund will continue to excel under these conditions.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was 15.65%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                                    AmSouth Select Equity Fund


                                    [GRAPH]

Value of a $10,000 Investment

            AmSouth Select     AmSouth Select     AmSouth Select
              Equity Fund        Equity Fund       Equity Fund       S&P 500
            (Class A Shares)   (Class B Shares)   (Trust Shares)    Stock Index

   9/1/98         9,452             10,000            10,000          10,000
  9/30/98         9,928             10,500            10,504          10,638
 10/31/98        10,772             11,390            11,396          11,503
 11/30/98        11,052             11,670            11,693          12,201
 12/31/98        11,400             12,026            12,051          12,903
  1/31/99        11,286             11,895            11,941          13,443
  2/28/99        11,003             11,590            11,643          13,025
  3/31/99        10,994             11,574            11,636          13,547
  4/30/99        11,924             12,556            12,631          14,071
  5/31/99        11,488             12,085            12,159          13,738
  6/30/99        11,973             12,591            12,686          14,501
  7/31/99        11,289             11,859            11,962          14,048
  8/31/99        10,919             11,468            11,569          13,979
  9/30/99        10,409             10,914            11,022          13,596
 10/31/99        10,514             11,024            11,143          14,456
 11/30/99        10,057             10,542            10,659          14,753
 12/31/99        10,246             10,733            10,863          15,619
  1/31/00         9,537              9,984            10,123          14,834
  2/29/00         8,803              9,199             9,337          14,553
  3/31/00         9,346              9,776             9,915          15,977
  4/30/00         9,170              9,590             9,741          15,496
  5/31/00         9,606             10,027            10,191          15,178
  6/30/00         9,461              9,868            10,039          15,552
  7/31/00         9,048              9,431             9,602          15,309
  8/31/00         9,516              9,911            10,101          16,260
  9/30/00         9,840             10,250            10,457          15,402
 10/31/00        10,261             10,697            10,893          15,336
 11/30/00        10,711             11,156            11,372          14,127
 12/31/00        11,543             12,018            12,266          14,196
  1/31/01        11,075             11,227            11,771          14,700

-----------------------------------------------------------------------------
Average Annual Total Return
-----------------------------------------------------------------------------
As of                              Inception         1           Since
January 31, 2001                      Date          Year       Inception
-----------------------------------------------------------------------------
Class A Shares*                      9/1/98         9.71%         4.32%
-----------------------------------------------------------------------------
Class B Shares**                     9/2/98/2/     10.45%         4.91%
-----------------------------------------------------------------------------
Trust Shares                        12/3/98/2/     16.27%         6.98%
-----------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).


 The chart above represents a comparison of a hypothetical $10,000 investment from 9/1/98 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Select Equity Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees as-sociated with a mutual fund, such as investment management and fund account-ing fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisors waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
 /2/Performance for the Class B and Trust Shares, which commenced operations on 9/2/98 and 12/3/98, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The histori-cal performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).


 Effective 12/1/99, the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Enhanced Market Fund


Portfolio Managers

Neil Wright, President and Chief
Investment Officer
Janna Sampson, Director of
Portfolio Management
Peter Jankovskis, Director of
Research
OakBrook Investments, LLC (sub-
advisor)

As Portfolio Managers of the
AmSouth Enhanced Market Fund and
the AmSouth Select Equity Fund,
Neil, Janna and Peter have 50 years
of combined experience. Neil and
Peter have Ph.D.s in economics, and
Janna holds an M.A. in economics.
They have worked together for the
past eight years.


PORTFOLIO MANAGER'S PERSPECTIVE

"Our stock selection strategy for the AmSouth Enhanced Market Fund is fairly conservative, with fund returns having a very close correlation to those of the S&P 500. We try to be 100% invested and do not try to time the market. Through the use of a sophisticated computer model, we attempt to identify and invest in 350 to 400 stocks within the S&P 500 that are starting to experience a widening range of investor expectations. We look to overweight those stocks that we expect they will outperform the overall market."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund's total return was - 3.80% (Class A Shares at NAV)./1/ In comparison, the S&P 500 Stock Index pro-duced a -3.98% return.

Q. What factors affected your performance?

A. During the last six months, the market finally was confronted with stark ev-idence that earnings growth for many technology stocks was slowing. There were a number of high-profile earning warnings issued early in the period. While this was happening, we also experienced the presidential election "fracas," which injected another note of uncertainty into the market, which, historical-ly, chafes at uncertainty. The bottom line was that investors had overly opti-mistic expectations for the tech sector, and when it became obvious that these expectations were unrealistic, tech stocks were punished. Therefore, most mar-ket averages suffered declines.

The Fund was able to offset some of the market's losses with strong individual stock selection. Examples include our decisions to overweight SBC Communica-tions, Inc. (1.50% of net assets), which outperformed the communications serv-ices sector by nearly 25%, and IBM Corp. (1.89%), which outperformed the tech-nology sector by more than 28%. The Fund also benefited from its decision to underweight American International Group, Inc. (1.37%), which trailed the fi-nancial services sector by more than 17%. Unfortunately, the Fund's strong se-lections were not enough to overcome the dramatic decline in the value of tech-nology shares.++

As of January 31, 2001, the Fund's top five equity holdings were General Elec-tric Co. (3.94% of net assets), Microsoft Corp. (2.83%), Exxon Mobil Corp. (2.74%), Citigroup, Inc. (2.37%) and Cisco Systems, Inc. (2.31%).++

Q. What is your outlook for the next six to 12 months?

A. Looking ahead, we expect that corporate earnings growth will remain weak. While this may weigh on technology stocks and other shares with high price- to-earnings multiples, we expect the remainder of the market, and the Fund, could actually fare quite well. Investors should consider that during the S&P tech-nology sector's dramatic 28% decline over the past six months, S&P 500 stocks outside of the technology sector actually gained an average of 7.7%. The stocks outside of the technology sector now account for a much larger percentage of the S&P 500 than they did six months ago, and their valuations remain attrac-tive. Continued strength from this group could help the Fund advance in coming quarters.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was -9.08%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                                  AmSouth Enhanced Market Fund


                                    [GRAPH]

Value of a $10,000 Investment

                      AmSouth             AmSouth             AmSouth
                      Enhanced            Enhanced            Enhanced
                    Market Fund         Market Fund         Market Fund
                      (Class A            (Class B            (Trust              S&P 500
                      Shares)*           Shares)**            Shares)           Stock Index

   9/1/98             $ 9,452             $10,000             $10,000             $10,000
  9/30/98              10,048              10,623              10,631              10,638
 10/31/98              10,841              11,447              11,470              11,503
 11/30/98              11,535              12,173              12,204              12,201
 12/31/98              12,130              12,799              12,834              12,903
  1/31/99              12,624              13,305              13,358              13,443
  2/28/99              12,195              12,845              12,906              13,025
  3/31/99              12,746              13,410              13,482              13,547
  4/30/99              13,222              13,912              14,000              14,071
  5/31/99              12,901              13,568              13,651              13,738
  6/30/99              13,624              14,322              14,430              14,501
  7/31/99              13,226              13,890              14,010              14,048
  8/31/99              13,233              13,890              14,021              13,979
  9/30/99              12,840              13,469              13,608              13,596
 10/31/99              13,588              14,243              14,403              14,456
 11/30/99              13,884              14,536              14,710              14,753
 12/31/99              14,684              15,381              15,573              15,619
  1/31/00              14,025              14,675              14,875              14,834
  2/29/00              13,747              14,375              14,573              14,553
  3/31/00              15,070              15,755              15,990              15,977
  4/30/00              14,674              15,330              15,571              15,496
  5/31/00              14,368              14,988              15,248              15,178
  6/30/00              14,635              15,268              15,531              15,552
  7/31/00              14,477              15,092              15,374              15,309
  8/31/00              15,397              16,046              16,352              16,260
  9/30/00              14,546              15,144              15,451              15,402
 10/31/00              14,530              15,123              15,436              15,336
 11/30/00              13,405              13,930              14,233              14,127
 12/31/00              13,474              14,001              14,319              14,196
  1/31/01              13,927              14,155              14,789              14,700

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                 Inception           1              Since
January 31, 2001        Date             Year          Inception
------------------------------------------------------------------------------
Class A Shares*        9/1/98           -6.18%          14.69%
------------------------------------------------------------------------------
Class B Shares**       9/2/98/2/        -6.35%          15.46%
------------------------------------------------------------------------------
Trust Shares         12/11/98/2/        -0.58%          17.58%
------------------------------------------------------------------------------
 * Reflects maximum 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart above represents a comparison of a hypothetical $10,000 investment from 9/1/98 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Enhanced Market Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund ac-counting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various ex-penses. Had these waivers and/or reimbursements not been in effect, perfor-mance quoted would have been lower.
 /2/Performance for the Class B and Trust Shares, which commenced operations on 9/2/98 and 12/11/98, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).


 Effective 12/1/99, the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth International Equity Fund+


Portfolio Managers

Herbert Gullquist, Chief Investment
Officer
John Reinsberg, Managing Director
International Equity Management
Lazard Asset Management (Sub-
Advisor)

Herbert and John have 37 years and
17 years of investment experience,
respectively. Herbert has a B.A.
from Northwestern University. John
holds an M.B.A. from Columbia
University and a B.A. from the
University of Pennsylvania.


PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth International Equity Fund selects undervalued companies in global markets, primarily in Europe and the Pacific Basin. Our team of global analysts uses fundamental research to assess the strengths and weaknesses of individual companies and their competitors, applying both quantitative and qualitative reviews. We seek to manage portfolio risk through security, market, country and regional diversification. We maintain a strict discipline of selling stocks when they reach our valuation targets."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund's total return was - 5.06% (Class A Shares at NAV)./1/ In comparison, the Morgan Stanley Capital In-ternational (MSCI) Europe, Australasia and Far East (EAFE) Index(R) produced a -6.59% return.

Q. What factors affected your performance?

A. During a period when foreign markets generally declined--as did most U.S. indices--the Fund was successful in limiting shareholders' losses.

The last six months abroad saw a continuation of an "over-the-cliff experience" befalling technology, media and telecommunication (TMT) stocks. Since early March 2000, this group of stocks continued its descent from what had become historically high valuations--what is now looking like one of the great finan-cial bubbles in history. However, we were underweighted in all three of these falling sectors, which helped us maintain much of the Fund's equilibrium.

We are "relative value" managers. Our investment strategy normally leads us to buy assets that we believe are attractively valued. By nature, that value led us to not hold too much of the TMT group that has been unraveling over most of the last year. Much of our success was due to what stocks we did not own. Sim-ply put, we were light in the market sectors that did the worst and overweighted in sectors that did better; we also added value through good stockpicking.

In the second half of 2000, fundamentals came to the forefront again, as far as investors were concerned. Some of our best performing stocks in the period in-cluded such reasonably valued companies as Alcatel (0.81% of net assets), Aventis S.A (1.93%) and Nissan Motor Co., Ltd. (1.95%).++

As of January 31, 2001, approximately 22.6% of the Fund's assets were invested in the United Kingdom, 17.8% in Japan, 12.3% in France, 10.3% in the Nether-lands, 6.7% in Germany, 4.0% in Sweden, 3.8% in Switzerland, 3.3% in Singapore, 3.3% in Italy and 2.9% in Spain. Our remaining assets were distributed through-out the Pacific Rim, Australia, South American, and European companies.++

Q. What is your outlook for the next six to 12 months?

A. Going forward, we believe international markets will be driven by a number of significant economic events--such as the continued implementation of tax cuts in Germany, as well as proposed tax cuts in a handful of other countries. In Japan, there has been nothing but a negative news flow: The economy is in turmoil, the government barely survived a no-confidence vote, political scan-dals are undermining public support and the banking system remains crippled by bad debts. Therefore, we are underweight in Japan, and own only those individ-ual Japanese companies, such as Nissan Motor Co., Ltd. (1.95%), that offer at-tractive valuations and the expectation of strong profitability.++

 + International investing involves increased risk and volatility.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was -10.28%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                            AmSouth International Equity Fund+


                                    [GRAPH]

Value of a $10,000 Investment

                       AmSouth            AmSouth             AmSouth
                    International      International       International
                     Equity Fund        Equity Fund         Equity Fund
                      (Class A            (Class B            (Trust            MSCI EAFE(R)
                      Shares)*           Shares)**            Shares)              Index

  8/18/97               9,452              10,000              10,000              10,000
  8/31/97               9,149               9,673               9,680               9,253
  9/30/97               9,773              10,327              10,340               9,772
 10/31/97               8,998               9,504               9,520               9,020
 11/30/97               9,093               9,594               9,620               8,928
 12/31/97               9,168               9,663               9,700               9,006
  1/31/98               9,395               9,901               9,940               9,418
  2/28/98               9,897              10,426              10,471              10,023
  3/31/98              10,493              11,041              11,102              10,331
  4/30/98              10,673              11,219              11,292              10,413
  5/31/98              10,730              11,278              11,352              10,362
  6/30/98              10,474              11,001              11,082              10,441
  7/31/98              10,588              11,110              11,202              10,547
  8/31/98               8,875               9,306               9,390               9,240
  9/30/98               8,449               8,850               8,939               8,957
 10/31/98               9,149               9,574               9,680               9,890
 11/30/98               9,679              10,129              10,241              10,397
 12/31/98              10,037              10,496              10,619              10,807
  1/31/99               9,952              10,396              10,529              10,775
  2/28/99               9,705              10,149              10,258              10,519
  3/31/99              10,028              10,476              10,609              10,958
  4/30/99              10,559              11,021              11,161              11,402
  5/31/99              10,170              10,605              10,750              10,815
  6/30/99              10,654              11,110              11,262              11,236
  7/31/99              10,995              11,457              11,633              11,570
  8/31/99              11,166              11,625              11,804              11,612
  9/30/99              11,147              11,596              11,784              11,729
 10/31/99              11,422              11,873              12,075              12,169
 11/30/99              11,754              12,210              12,426              12,591
 12/31/99              12,724              13,210              13,456              13,721
  1/31/00              11,794              12,240              12,473              12,850
  2/29/00              11,852              12,290              12,534              13,196
  3/31/00              12,389              12,830              13,102              13,707
  4/30/00              11,852              12,270              12,544              12,986
  5/31/00              11,670              12,070              12,341              12,669
  6/30/00              12,197              12,610              12,909              13,164
  7/31/00              11,861              12,260              12,554              12,612
  8/31/00              11,855              12,243              12,547              12,722
  9/30/00              11,279              11,642              11,938              12,102
 10/31/00              11,135              11,482              11,785              11,816
 11/30/00              10,808              11,142              11,440              11,373
 12/31/00              11,262              11,607              11,924              11,777
  1/31/01              11,262              11,296              11,924              11,781

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                 Inception           1              Since
January 31, 2001        Date             Year          Inception
------------------------------------------------------------------------------
Class A Shares*       8/15/97           -9.80%           3.50%
------------------------------------------------------------------------------
Class B Shares**       2/2/99/2/        -9.85%           3.59%
------------------------------------------------------------------------------
Trust Shares         12/14/98/2/        -4.40%           5.22%
------------------------------------------------------------------------------
 * Reflects maximum 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).

 The chart above represents a comparison of a hypothetical $10,000 investment from 8/15/97 to 1/31/01 in the indicated share class versus a similar in-vestment in the Fund's benchmark, and represents the reinvestment of divi-dends and capital gains in the Fund.

 The performance of the AmSouth International Equity Fund is measured against the Morgan Stanley Capital International, MSCI (Europe, Australasia and Far
 East) EAFE(R) Index, which is unmanaged index that is comprised of a sample of companies representative of the market structure of 20 European and Pa-cific Basin countries. The index does not reflect the deduction of fees as-sociated with a mutual fund, such as investment management and fund account-ing fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various ex-penses. Had these waivers and/or reimbursements not been in effect, perfor-mance quoted would have been lower.

 The quoted returns reflect the performance from 8/15/97 to 12/13/98 of the DG International Equity Fund and from 12/14/98 to 3/12/00 of the ISG Inter-national Equity Fund, which were open-end investment companies that were the predecessor funds to the AmSouth International Equity Fund.
 /2/Performance for the Class B and Trust Shares, which commenced operations on 2/2/99 and 12/14/98, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).


Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Strategic Portfolios


Aggressive Growth
Growth
Growth and Income
Moderate Growth and Income

The AmSouth Strategic Portfolios
are managed by a team of AmSouth
investment managers, including both
equity and fixed-income
specialists, with more than 40
years of combined investment
management experience.


PORTFOLIO MANAGER'S PERSPECTIVE

The Funds seek to provide investors with the potential to achieve a variety of long and short term goals, commensurate with investors' specific time horizons and tolerance for risk. Each of the five Strategic Portfolios invests in a combination of underlying mutual funds from the AmSouth Fund Family. Based on each Portfolio's asset allocation target, the managers periodically rebalance stock, bond and money market holdings based on analysis of economic and market trends."


Q. How did the Funds perform during the period?

A. For the six months ended January 31, 2001; the Funds' total returns and com-parative benchmark returns were as follows:

AmSouth Aggressive Growth Portfolio
(Class A Shares at NAV)/1/: 3.68%
Lipper Growth Funds Index/2/: -9.03%
S&P 1500 Stock Index: -2.79%
Merrill Lynch Government/ Corporate Master Index: 8.02%
MSCI EAFE(R) Index: -6.59%

AmSouth Growth Portfolio
(Class A Shares at NAV)/1/: 2.59%
Lipper Balanced Funds Index/3/: 3.05%
S&P 1500 Stock Index: -2.79%
Merrill Lynch Government/ Corporate Master Index: 8.02%
MSCI EAFE(R) Index: -6.59%

AmSouth Growth and Income Portfolio
(Class A Shares at NAV)/1/: 4.12%
Lipper Balanced Funds Index/3/: 3.05%
S&P 1500 Stock Index: -2.79%
Merrill Lynch Government/ Corporate Master Index: 8.02%
MSCI EAFE(R) Index: -6.59%

AmSouth Moderate Growth and Income Portfolio
(Class A Shares at NAV)/1/: 5.35%
Lipper Balanced Funds Index/3/: 3.05%
S&P 1500 Stock Index: -2.79%
Merrill Lynch Government/ Corporate Master Index: 8.02%

Q. What factors affected the Funds' performance?

A. We saw enormous volatility throughout the six months, which made our portfo-lios' diversification all the more valuable to investors. Entering the period, the portfolios' allocations to equities were near the lower end of their target ranges. In the Aggressive Growth Portfolio, where we normally do not invest heavily in bonds, we put a significant portion of our assets into cash (money markets). In our other four portfolios, we used both bonds and money market se-curities. This strategy really supported our performance during a rough time for stocks in general.++

We did change our models in November, putting more of our assets into stocks. We continued this trend in December and January, as we found a greater number of attractive opportunities in the equity market.

As of January 31, 2001, the Funds' portfolios were allocated as follows:++

Aggressive Growth: 85% stocks, 0% bonds, 15% money market.
Growth: 60% stocks, 20% bonds, 20% money market.
Growth and Income: 45% stocks, 50% bonds, 5% money market.
Moderate Growth and Income: 35% stocks, 60% bonds, 5% money market.

Q. What is your outlook for the next six to 12 months?

A. We are more positive about stocks than we have been in more than a year. We still feel that, with the Fed easing, most of the big gains that were possible with bonds already have been earned. Therefore, we are moving money back toward equities at a disciplined, measured pace. On a broad front, the economy has slowed, but this is not necessarily bad for stocks. Stock valuations are clearly much more attractive than they have been in some time. Earnings are still a big question, but in the past, positive action by the Fed has helped stocks overcome this hurdle.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 5.50%, was -2.02%, -3.06%, -1.57% and -0.49% for the AmSouth Aggressive
   Growth Portfolio, the AmSouth Growth Portfolio, the AmSouth Growth and In-come Portfolio and the AmSouth Moderate Growth and Income Portfolio, re-spectively. For the same period, the total return set forth reflected the waiver of a portion of the fees, without which total return would have been lower.

 /2/The Lipper Growth Funds Index consists of managed mutual funds that nor-mally invest in companies with long-term earnings expected to grow signifi-cantly faster than the earnings of the stocks represented in the major un-managed stock indices.

 /3/The Lipper Balanced Funds Index consists of mutual funds whose primary ob-jective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

 ++The Fund's portfolio composition is subject to change.

                                           AmSouth Aggressive Growth Portfolio


                                    [GRAPH]

Value of a $10,000 Investment

                      AmSouth
                     Aggressive
                       Growth                                Merrill Lynch
                      Portfolio                               Government/
                      (Class A             S&P 1500            Corporate          MSCI EAFE
                      Shares)*            Stock Index         Master Index          Index

 1/13/99                9,452              10,000              10,000              10,000
 1/31/99                9,518              10,000              10,072               9,970
 2/28/99                9,253               9,656               9,818               9,733
 3/31/99                9,395              10,026               9,880              10,139
 4/30/99                9,565              10,451               9,913              10,550
 5/31/99                9,348              10,239               9,805              10,007
 6/30/99                9,773              10,806               9,775              10,397
 7/31/99                9,707              10,484               9,747              10,706
 8/31/99                9,612              10,397               9,740              10,745
 9/30/99                9,528              10,119               9,830              10,853
10/31/99                9,813              10,732               9,849              11,260
11/30/99               10,353              10,980               9,844              11,651
12/31/99               11,051              11,634               9,795              12,696
 1/31/00               10,678              11,073               9,792              11,890
 2/29/00               10,870              10,978               9,910              12,210
 3/31/00               11,389              11,993              10,064              12,683
 4/30/00               11,162              11,632              10,011              12,016
 5/31/00               10,943              11,397              10,000              11,722
 6/30/00               11,235              11,682              10,199              12,181
 7/31/00               11,058              11,520              10,301              11,670
 8/31/00               11,568              12,280              10,446              11,771
 9/30/00               11,443              11,677              10,490              11,198
10/31/00               11,495              11,607              10,559              10,934
11/30/00               11,011              10,687              10,750              10,524
12/31/00               11,217              10,822              10,965              10,898
 1/31/01               11,465              11,198              11,127              10,901

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                 Inception           1              Since
January 31, 2001        Date             Year          Inception
------------------------------------------------------------------------------
Class A Shares*       1/13/99            1.46%           6.90%
------------------------------------------------------------------------------
Class B Shares**      1/27/99            1.72%           7.61%
------------------------------------------------------------------------------
Trust Shares          1/28/99            7.45%           9.80%
------------------------------------------------------------------------------
 * Reflects maximum 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).

 The chart above represent a comparison to a hypothetical $10,000 investment from 1/13/99 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark.

 The Portfolio's performance is compared to the Morgan Stanley Capital Inter-national (Europe, Australasia and Far East) MSCI EAFE(R) Index, which is gen-erally representative of stock markets in those regions; the Merrill Lynch Government/Corporate Master Index, which is generally representative of the performance of corporate and U.S. Government bonds; and the S&P 1500 Index, which is generally representative of the performance of large and small com-panies in the U.S. stock market. These indices are unmanaged and do not re-flect the expenses associated with a mutual fund, such as investment manage-ment and fund accounting fees. The Portfolio's performance does reflect the deduction of fees for these value-added services. Investors cannot invest di-rectly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 1/13/99 to 3/12/00 of the ISG Aggressive Growth Portfolio, which was an open-end investment company and predecessor fund to the AmSouth Aggressive Growth Portfolio.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                      AmSouth Growth Portfolio


                                    [GRAPH]

Value of a $10,000 Investment

                                               Merrill Lynch
                                                Government/
              AmSouth Growth                     Corporate
                 Portfolio       S&P 1500          Master       MSCI EAFE
              (Class A Shares)  Stock Index        Index          Index

 2/11/99           9,448         10,000           10,000         10,000
 2/28/99           9,286         10,000            9,748          9,762
 3/31/99           9,239         10,384            9,809         10,169
 4/30/99           9,429         10,824            9,842         10,581
 5/31/99           9,286         10,604            9,735         10,036
 6/30/99           9,605         11,192            9,705         10,428
 7/31/99           9,538         10,858            9,677         10,738
 8/31/99           9,414         10,768            9,670         10,777
 9/30/99           9,355         10,480            9,759         10,885
10/31/99           9,566         11,115            9,778         11,293
11/30/99           9,845         11,371            9,774         11,685
12/31/99          10,284         12,049            9,724         12,734
 1/31/00          10,022         11,468            9,722         11,925
 2/29/00          10,100         11,370            9,839         12,246
 3/31/00          10,495         12,420            9,992         12,721
 4/30/00          10,291         12,047            9,939         12,051
 5/31/00          10,118         11,804            9,928         11,757
 6/30/00          10,375         12,099           10,126         12,217
 7/31/00          10,240         11,931           10,227         11,705
 8/31/00          10,706         12,718           10,371         11,806
 9/30/00          10,542         12,094           10,415         11,231
10/31/00          10,537         12,021           10,483         10,966
11/30/00          10,157         11,068           10,673         10,555
12/31/00          10,345         11,208           10,886         10,930
 1/31/01          10,505         11,598           11,047         10,934

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                              Inception         1           Since
January 31, 2001                      Date          Year       Inception
------------------------------------------------------------------------------
Class A Shares*                     2/11/99        -0.94%         2.53%
------------------------------------------------------------------------------
Class B Shares**                    2/15/99        -0.82%         3.47%
------------------------------------------------------------------------------
Trust Shares                         2/1/99         4.88%         5.41%
------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).


 The chart above represent a comparison to a hypothetical $10,000 investment from 2/11/99 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark.

 The Portfolio's performance is compared to the Morgan Stanley Capital Inter-national (Europe, Australasia and Far East) MSCI EAFE(R) Index, which is gen-erally representative of stock markets in those regions; the Merrill Lynch Government/Corporate Master Index, which is generally representative of the performance of corporate and U.S. Government bonds; and the S&P 1500 Index, which is generally representative of the performance of large and small com-panies in the U.S. stock market. These indices are unmanaged and do not re-flect the expenses associated with a mutual fund, such as investment manage-ment and fund accounting fees. The Portfolio's performance does reflect the deduction of fees for these value-added services. Investors cannot invest di-rectly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 2/11/99 to 3/12/00 of the ISG Growth Portfolio, which was an open-end investment company and predecessor fund to the AmSouth Growth Portfolio.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                           AmSouth Growth and Income Portfolio


                                    [GRAPH]

Value of a $10,000 Investment

                 AmSouth Growth                     Merrill Lynch
               & Income Portfolio     S&P 1500     Government/ Corp   MSCI EAFE
                 Class A Shares      Stock Index     Master Index       Index

   3/8/99            9,448             10,000           10,000          10,000
  3/31/99            9,392             10,384           10,063          10,417
  4/30/99            9,495             10,824           10,096          10,840
  5/31/99            9,355             10,604            9,986          10,281
  6/30/99            9,508             11,192            9,956          10,682
  7/31/99            9,424             10,858            9,928          11,000
  8/31/99            9,377             10,768            9,920          11,040
  9/30/99            9,304             10,480           10,011          11,151
 10/31/99            9,473             11,115           10,031          11,569
 11/30/99            9,708             11,371           10,026          11,971
 12/31/99            9,940             12,049            9,976          13,045
  1/31/00            9,770             11,468            9,973          12,216
  2/29/00            9,751             11,370           10,093          12,545
  3/31/00           10,109             12,420           10,250          13,031
  4/30/00           10,066             12,047           10,196          12,345
  5/31/00           10,000             11,804           10,185          12,044
  6/30/00           10,212             12,099           10,387          12,515
  7/31/00           10,109             11,931           10,491          11,990
  8/31/00           10,422             12,718           10,639          12,094
  9/30/00           10,343             12,094           10,684          11,505
 10/31/00           10,368             12,021           10,754          11,234
 11/30/00           10,179             11,068           10,949          10,812
 12/31/00           10,359             11,208           11,167          11,197
  1/31/01           10,526             11,598           11,332          11,200

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                              Inception         1           Since
January 31, 2001                      Date          Year       Inception
------------------------------------------------------------------------------
Class A Shares*                      3/8/99         1.81%         2.73%
------------------------------------------------------------------------------
Class B Shares**                    1/27/99         2.09%         4.12%
------------------------------------------------------------------------------
Trust Shares                         2/8/99         7.90%         7.25%
------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).

 The chart above represent a comparison to a hypothetical $10,000 investment from 3/8/99 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark.

 The Portfolio's performance is compared to the Morgan Stanley Capital Inter-national (Europe, Australasia and Far East) MSCI EAFE(R) Index, which is gen-erally representative of stock markets in those regions; the Merrill Lynch Government/Corporate Master Index, which is generally representative of the performance of corporate and U.S. Government bonds and the S&P 1500 Index, which is generally representative of the performance of large and small com-panies in the U.S. stock market. These indices are unmanaged and do not re-flect the expenses associated with a mutual fund, such as investment manage-ment and fund accounting fees. The Portfolio's performance does reflect the deduction of fees for these value-added services. Investors cannot invest di-rectly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 3/8/99 to 3/12/00 of the ISG Growth & Income Portfolio, which was an open-end investment company and pred-ecessor fund to the AmSouth Growth and Income Portfolio.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

                                  AmSouth Moderate Growth and Income Portfolio


                                    [GRAPH]

Value of a $10,000 Investment

            AmSouth Moderate Growth Fund    S&P 1500   Merrill Lynch Government/
                  (Class A Shares)*       Stock Index     Corporate Master Index

   2/9/99               9,454               10,000               10,000
  2/28/99               9,473               10,000                9,748
  3/31/99               9,513               10,384                9,809
  4/30/99               9,561               10,824                9,842
  5/31/99               9,446               10,604                9,735
  6/30/99               9,525               11,192                9,705
  7/31/99               9,457               10,858                9,677
  8/31/99               9,428               10,768                9,670
  9/30/99               9,399               10,480                9,759
 10/31/99               9,515               11,115                9,778
 11/30/99               9,660               11,371                9,774
 12/31/99               9,772               12,049                9,724
  1/31/00               9,654               11,468                9,722
  2/29/00               9,625               11,370                9,839
  3/31/00               9,932               12,420                9,992
  4/30/00               9,907               12,047                9,939
  5/31/00               9,873               11,804                9,928
  6/30/00              10,031               12,099               10,126
  7/31/00              10,009               11,931               10,227
  8/31/00              10,268               12,718               10,371
  9/30/00              10,235               12,094               10,415
 10/31/00              10,273               12,021               10,483
 11/30/00              10,186               11,068               10,673
 12/31/00              10,343               11,208               10,886
  1/31/01              10,545               11,598               11,047

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                              Inception         1           Since
January 31, 2001                      Date          Year       Inception
------------------------------------------------------------------------------
Class A Shares*                      2/9/99         3.24%         2.72%
------------------------------------------------------------------------------
Class B Shares**                    1/28/99         3.44%         2.78%
------------------------------------------------------------------------------
Trust Shares                        2/10/99         9.42%         5.88%
------------------------------------------------------------------------------
 *Reflects maximum 5.50% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).


 The chart above represent a comparison to a hypothetical $10,000 investment from 2/9/99 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark.

 The Portfolio's performance is compared to the Merrill Lynch Government/Corporate Master Index, which is generally representative of the performance of corporate and U.S. Government bonds, and the S&P 1500 Index, which is generally representative of the performance of large and small com-panies in the U.S. stock market. These indices are unmanaged and do not re-flect the expenses associated with a mutual fund, such as investment manage-ment and fund accounting fees. The Portfolio's performance does reflect the deduction of fees for these value-added services. Investors cannot invest di-rectly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 2/9/99 to 3/12/00 of the ISG Moderate Growth & Income Portfolio, which was an open-end investment company and predecessor fund to the AmSouth Moderate Growth and Income Portfolio.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                      [This Page Intentionally Left Blank]

 AmSouth Bond Fund


Portfolio Manager

Brian B. Sullivan, CFA, Chief
Investment Officer
John P. Boston, CFA, Senior Vice
President
AmSouth Bank

The AmSouth Bond Fund is co-managed
by Brian Sullivan, CFA, and John
Boston, CFA. Brian has 16 years of
fixed-income investment management
experience and holds an M.B.A. in
finance and a bachelor's degree in
economics. John has more than 11
years of experience as a fixed-
income manager. He holds a
bachelor's degree in finance and
political science.


PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Bond Fund seeks to take advantage of changes in interest rates to pursue strong returns. We buy longer bonds when interest rates are high and expected to fall and shorter bonds when interest rates are low and expected to rise. The change in the average maturity or duration is one of the most powerful determinants of return. Through the active use of high-quality investments, we strive to obtain excellent returns."

Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of 7.73% (Class A Shares at NAV)./1/ In comparison, the Lehman Brothers Government/Credit Bond Index rose 8.02%, and the Lipper Corporate A-Rated Debt Funds Index/2/ gained 7.93%.

Q. What factors affected your performance?

A. During the period, the growth rate in the U.S. economy slowed dramatically. The annualized growth rate of the GDP at the end of the second calendar quarter of 2000 was approximately 5%. Therefore, we had a dramatic economic slowdown. At the same time, the core inflation rate (which excludes food and energy) vremained unchanged, in the neighborhood of 3%.

Also, at the end of our reporting period, in response to the economy's weak-ness, the Fed initiated a new policy, and began to lower interest rates aggres-sively--with two 50 basis point (0.50%) rate cuts in January.

In response to all of these factors, we saw a dramatic decline in interest rates, with rates in securities with shorter maturities (1-5 years on the yield curve) falling further than longer bonds. This drop in rates led to the posi-tive price performance of the vast majority of bonds we held in our portfolio.

As of January 31, 2001, approximately 41.8% of the portfolio was invested in corporate issues, 0.1% in municipal bonds, 35.5% in securities issued by the U.S. Treasury, 19.8% in U.S. government agency paper and 1.0% in cash equiva-lents. The securities within the Fund maintained an average credit quality of AAA, with a weighted average maturity of 7.02 years.++

Q. What is your outlook for the next six to 12 months?

A. There is a high probability that we will see more rate cuts from the Fed. Tax cuts also would stimulate the economy. We believe these actions should help stabilize the economy and the financial markets. However, this activity will not necessarily translate into lower interest rates for bonds of all maturi-ties. We could see the yield curve become more positively sloped, as short-term rates continue to decline.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 4.00%, was 3.40%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 /2/The Lipper Corporate A-Rated Debt Funds Index is an index comprised of managed funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues.

 ++The Fund's portfolio composition is subject to change.

                                                             AmSouth Bond Fund


                                    [GRAPH]

Value of a $10,000 Investment

             AmSouth          AmSouth          AmSouth     Lehman Brothers
            Bond Fund        Bond Fund        Bond Fund    Government/
          Class A Shares   Class B Shares   Trust Shares   Credit Bond Index

  1/31/91       9,596           10,000         10,000           10,000
  2/28/91       9,637           10,043         10,042           10,086
  3/31/91       9,674           10,072         10,081           10,155
  4/30/91       9,722           10,115         10,131           10,272
  5/31/91       9,781           10,158         10,192           10,320
  6/30/91       9,770           10,144         10,181           10,309
  7/31/91       9,895           10,259         10,311           10,438
  8/31/91      10,127           10,489         10,553           10,679
  9/30/91      10,331           10,705         10,766           10,902
 10/31/91      10,468           10,835         10,908           10,999
 11/30/91      10,618           10,978         11,064           11,109
 12/31/91      10,950           11,309         11,411           11,484
  1/31/92      10,761           11,108         11,213           11,313
  2/29/92      10,811           11,151         11,266           11,373
  3/31/92      10,737           11,065         11,188           11,311
  4/30/92      10,824           11,137         11,280           11,379
  5/31/92      11,020           11,338         11,484           11,600
  6/30/92      11,197           11,511         11,668           11,769
  7/31/92      11,515           11,827         11,999           12,070
  8/31/92      11,641           11,942         12,131           12,178
  9/30/92      11,887           12,187         12,387           12,345
 10/31/92      11,674           11,957         12,165           12,156
 11/30/92      11,599           11,871         12,087           12,146
 12/31/92      11,749           12,014         12,243           12,354
  1/31/93      12,030           12,288         12,536           12,623
  2/28/93      12,268           12,532         12,534           12,885
  3/31/93      12,331           12,576         12,850           12,929
  4/30/93      12,439           12,676         12,962           13,028
  5/31/93      12,415           12,647         12,937           13,021
  6/30/93      12,624           12,849         12,981           13,317
  7/31/93      12,646           12,863         13,178           13,402
  8/31/93      12,870           13,079         13,412           13,710
  9/30/93      12,927           13,122         13,470           13,757
 10/31/93      12,949           13,137         13,494           13,814
 11/30/93      12,870           13,036         13,411           13,657
 12/31/93      12,910           13,065         13,453           13,717
  1/31/94      13,072           13,223         13,622           13,924
  2/28/94      12,861           13,007         13,402           13,621
  3/31/94      12,601           12,734         13,131           13,288
  4/30/94      12,493           12,604         13,019           13,178
  5/31/94      12,502           12,604         13,028           13,153
  6/30/94      12,463           12,561         12,988           13,122
  7/31/94      12,675           12,763         13,208           13,385
  8/31/94      12,696           12,763         13,230           13,390
  9/30/94      12,488           12,547         13,013           13,187
 10/31/94      12,461           12,518         12,985           13,173
 11/30/94      12,421           12,460         12,944           13,149
 12/31/94      12,493           12,518         13,019           13,236
  1/31/95      12,713           12,734         13,248           13,490
  2/28/95      13,027           13,036         13,575           13,803
  3/31/95      13,092           13,094         13,643           13,895
  4/30/95      13,284           13,266         13,842           14,089
  5/31/95      13,843           13,813         14,425           14,680
  6/30/95      13,947           13,914         14,534           14,797
  7/31/95      13,898           13,856         14,483           14,740
  8/31/95      14,056           14,000         14,647           14,929
  9/30/95      14,180           14,115         14,777           15,080
 10/31/95      14,382           14,302         14,987           15,302
 11/30/95      14,609           14,518         15,224           15,554
 12/31/95      14,792           14,676         15,415           15,783
  1/31/96      14,894           14,777         15,521           15,881
  2/29/96      14,626           14,489         15,241           15,544
  3/31/96      14,464           14,317         15,072           15,413
  4/30/96      14,330           14,173         14,933           15,308
  5/31/96      14,293           14,129         14,894           15,282
  6/30/96      14,475           14,302         15,083           15,486
  7/31/96      14,506           14,317         15,116           15,522
  8/31/96      14,434           14,230         15,041           15,484
  9/30/96      14,698           14,475         15,317           15,759
 10/31/96      15,081           14,849         15,716           16,127
 11/30/96      15,383           15,137         16,030           16,424
 12/31/96      15,171           14,906         15,809           16,241
  1/31/97      15,163           14,892         15,801           16,260
  2/28/97      15,176           14,892         15,814           16,294
  3/31/97      14,947           14,647         15,575           16,101
  4/30/97      15,191           14,878         15,830           16,336
  5/31/97      15,327           14,993         15,972           16,489
  6/30/97      15,508           15,165         16,160           16,687
  7/31/97      16,025           15,655         16,699           17,197
  8/31/97      15,807           15,424         16,472           17,004
  9/30/97      16,078           15,671         16,740           17,271
 10/31/97      16,347           15,947         17,038           17,548
 11/30/97      16,414           16,004         17,108           17,640
 12/31/97      16,577           16,135         17,265           17,826
  1/31/98      16,820           16,375         17,535           18,077
  2/28/98      16,754           16,289         17,467           18,040
  3/31/98      16,810           16,333         17,527           18,096
  4/30/98      16,871           16,380         17,592           18,187
  5/31/98      17,038           16,531         17,768           18,382
  6/30/98      17,197           16,675         17,935           18,569
  7/31/98      17,219           16,684         17,959           18,584
  8/31/98      17,619           17,049         18,378           18,947
  9/30/98      18,138           17,539         18,922           19,489
 10/31/98      18,075           17,467         18,858           19,351
 11/30/98      18,055           17,437         18,838           19,467
 12/31/98      18,100           17,467         18,887           19,514
  1/31/99      18,175           17,528         18,966           19,653
  2/28/99      17,791           17,145         18,568           19,186
  3/31/99      17,886           17,224         18,668           19,281
  4/30/99      17,915           17,239         18,699           19,329
  5/31/99      17,716           17,041         18,494           19,129
  6/30/99      17,684           16,997         18,462           19,070
  7/31/99      17,663           16,949         18,441           19,017
  8/31/99      17,622           16,894         18,399           19,002
  9/30/99      17,766           17,036         18,552           19,173
 10/31/99      17,789           17,030         18,577           19,223
 11/30/99      17,763           17,008         18,552           19,212
 12/31/99      17,637           16,868         18,423           19,095
  1/31/00      17,621           16,833         18,408           19,090
  2/29/00      17,885           17,089         18,685           19,329
  3/31/00      18,188           17,359         19,004           19,608
  4/30/00      18,093           17,258         18,908           19,513
  5/31/00      18,065           17,222         18,881           19,495
  6/30/00      18,420           17,550         19,254           19,893
  7/31/00      18,565           17,677         19,408           20,104
  8/31/00      18,824           17,912         19,681           20,388
  9/30/00      18,921           17,994         19,785           20,464
 10/31/00      19,025           18,082         19,915           20,593
 11/30/00      19,365           18,394         20,254           20,945
 12/31/00      19,765           18,748         20,675           21,358
  1/31/01      20,000           18,960         20,923           21,716
The Class B contingent deferred sales charge (CDSC) is not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply.

------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------
As of                  Inception          1         5       10
January 31, 2001         Date            Year      Year    Year
------------------------------------------------------------------------------
Class A Shares*        12/1/88           8.95%    5.22%    7.18%
------------------------------------------------------------------------------
Class B Shares**       9/16/97/3/        7.64%    4.78%    6.61%
------------------------------------------------------------------------------
Trust Shares            9/2/97/3/       13.67%    6.16%    7.66%
------------------------------------------------------------------------------
 *Reflects maximum 4.00% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).

 The chart above represents a comparison of a hypothetical $10,000 investment from 1/31/91 to 1/31/01 in the indicated share class versus a similar in-vestment in the Fund's benchmark, and represents the reinvestment of divi-dends and capital gains in the Fund.

 The performance of the AmSouth Bond Fund is measured against the Lehman Brothers Government/Credit Bond Index, an unmanaged broad-based index repre-sentative of the total return of long-term government and corporate bonds. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added servic-es. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
 /3/Performance for the Class B and Trust Shares, which commenced operations on 9/16/97 and 9/2/97, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge
    (CDSC).


 Effective 12/1/99 the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Limited Term Bond Fund


Portfolio Manager

John P. Boston, CFA
Senior Vice President
AmSouth Bank

John manages the AmSouth Limited
Term Bond Fund and the AmSouth
Government Income Fund and co-
manages the AmSouth Bond Fund. He
has more than 11 years of
experience as a fixed-income
manager. He holds a bachelor's
degree in finance and political
science and is a Chartered
Financial Analyst.


PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Limited Term Bond Fund was designed to fill the gap between money market funds and long term bond funds. For investors looking for a diversified bond fund, this Fund represents the first step out on the 'risk/return' spectrum from the money market arena."


Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of 6.02% (Class A Shares at NAV)./1/ In comparison, the Merrill Lynch 1-5 Year Government/Corporate Bond Index rose 6.50%, and the Lipper Short Intermediate Investment Grade Debt Funds Index/2/ gained 6.51%.

Q. What factors affected your performance?

A. During the period, the growth rate in the U.S. economy slowed dramatically. The annualized growth rate of the GDP at the end of the second calendar quarter of 2000 was 5%. Therefore, we had a dramatic economic slowdown. At the same time, the core inflation rate (which excludes food and energy) remained un-changed, in the neighborhood of 2.5%.

Also, at the end of our reporting period, in response to the economy's weak-ness, the Fed initiated a new policy, and began to lower interest rates aggres-sively--with two 50 basis point (0.50%) rate cuts in January.

In response to all of these factors, we saw a dramatic decline in interest rates, with rates in securities with shorter maturities (1-5 years on the yield curve) falling further than longer bonds. This drop in rates led to the posi-tive price performance of the vast majority of bonds we held in our portfolio.

Because we do focus on securities with relatively short maturities (one to five years), we kept the portfolio's maturity structure unchanged from the beginning of the period to its conclusion.

As of January 31, 2001, approximately 72.9% of the portfolio was invested in corporate issues, 13.4% in securities issued by the U.S. Treasury, 11.8% in U.S. government agency paper and 0.4% in cash equivalents. The securities within the Fund maintained an average credit quality of AAA, with a weighted average maturity of 2.66 years.++

Q. What is your outlook for the next six to 12 months?

A. There is a high probability that we will see more rate cuts from the Fed. Tax cuts also would stimulate the economy. We believe these actions should help stabilize the economy and the financial markets. However, this activity will not necessarily translate into lower interest rates for bonds of all maturi-ties. We could see the yield curve become more positively sloped, as short-term rates continue to decline.

Further reductions in interest rates controlled by the Fed are likely, and this will mostly impact securities in the shorter end of the yield curve, where we operate.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 4.00%, was 1.80%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 /2/The Lipper Short Intermediate Investment Grade Debt Funds Index is com-prised of managed funds that invest at least 65% of their assets in invest-ment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

 ++The Fund's portfolio composition is subject to change.

                                                AmSouth Limited Term Bond Fund


                                    [GRAPH]

Value of a $10,000 Investment

                                                                           Merrill Lynch
             AmSouth Limited    AmSouth Limited   AmSouth Limited           1 to 5 Year
             Term Bond Fund     Term Bond Fund    Term Bond Fund            Government/
             Class A Shares     Class B Shares     Trust Shares        Corporate Bond Index
  1/31/91         9,602             10,000            10,000                  10,000
  2/28/91         9,688             10,072            10,089                  10,061
  3/31/91         9,750             10,130            10,154                  10,130
  4/30/91         9,835             10,217            10,243                  10,240
  5/31/91         9,904             10,275            10,314                  10,307
  6/30/91         9,926             10,290            10,337                  10,332
  7/31/91         9,991             10,348            10,405                  10,434
  8/31/91        10,137             10,493            10,557                  10,604
  9/30/91        10,245             10,594            10,670                  10,746
 10/31/91        10,360             10,710            10,789                  10,871
 11/30/91        10,469             10,812            10,903                  10,993
 12/31/91        10,654             10,986            11,096                  11,197
  1/31/92        10,632             10,957            11,072                  11,145
  2/29/92        10,692             11,014            11,135                  11,180
  3/31/92        10,681             10,986            11,124                  11,160
  4/30/92        10,746             11,043            11,191                  11,270
  5/31/92        10,829             11,130            11,278                  11,406
  6/30/92        11,003             11,290            11,459                  11,555
  7/31/92        11,135             11,420            11,597                  11,730
  8/31/92        11,217             11,493            11,682                  11,852
  9/30/92        11,357             11,623            11,827                  11,992
 10/31/92        11,260             11,522            11,727                  11,881
 11/30/92        11,231             11,478            11,696                  11,838
 12/31/92        11,297             11,536            11,765                  11,968
  1/31/93        11,455             11,681            11,929                  12,152
  2/28/93        11,581             11,812            12,061                  12,300
  3/31/93        11,622             11,841            12,104                  12,348
  4/30/93        11,710             11,913            12,195                  12,443
  5/31/93        11,682             11,884            12,165                  12,410
  6/30/93        11,840             12,029            12,331                  12,538
  7/31/93        11,883             12,058            12,376                  12,565
  8/31/93        12,039             12,217            12,538                  12,717
  9/30/93        12,077             12,246            12,577                  12,763
 10/31/93        12,083             12,232            12,584                  12,792
 11/30/93        12,055             12,203            12,554                  12,769
 12/31/93        12,106             12,246            12,608                  12,822
  1/31/94        12,224             12,348            12,730                  12,930
  2/28/94        12,102             12,217            12,604                  12,801
  3/31/94        11,936             12,043            12,430                  12,685
  4/30/94        11,847             11,942            12,338                  12,610
  5/31/94        11,840             11,928            12,330                  12,628
  6/30/94        11,839             11,913            12,329                  12,654
  7/31/94        11,975             12,043            12,471                  12,789
  8/31/94        12,006             12,058            12,503                  12,834
  9/30/94        11,931             11,971            12,426                  12,768
 10/31/94        11,937             11,971            12,431                  12,785
 11/30/94        11,874             11,899            12,365                  12,718
 12/31/94        11,888             11,899            12,380                  12,751
  1/31/95        12,063             12,058            12,563                  12,945
  2/28/95        12,277             12,275            12,785                  13,166
  3/31/95        12,361             12,348            12,873                  13,246
  4/30/95        12,483             12,449            13,000                  13,382
  5/31/95        12,787             12,754            13,317                  13,695
  6/30/95        12,858             12,812            13,390                  13,778
  7/31/95        12,890             12,826            13,425                  13,813
  8/31/95        12,978             12,899            13,515                  13,909
  9/30/95        13,050             12,971            13,591                  13,988
 10/31/95        13,160             13,058            13,705                  14,125
 11/30/95        13,293             13,188            13,844                  14,276
 12/31/95        13,400             13,275            13,955                  14,403

  1/31/96        13,506             13,377            14,065                  14,532
  2/29/96        13,417             13,275            13,973                  14,432
  3/31/96        13,359             13,203            13,913                  14,391
  4/30/96        13,343             13,174            13,896                  14,376
  5/31/96        13,355             13,174            13,908                  14,386
  6/30/96        13,447             13,261            14,004                  14,510
  7/31/96        13,498             13,304            14,057                  14,562
  8/31/96        13,514             13,304            14,074                  14,597
  9/30/96        13,640             13,420            14,205                  14,757
 10/31/96        13,799             13,565            14,370                  14,961
 11/30/96        13,919             13,667            14,495                  15,107
 12/31/96        13,894             13,638            14,470                  15,069
  1/31/97        13,942             13,667            14,520                  15,136
  2/28/97        13,962             13,681            14,540                  15,162
  3/31/97        13,889             13,594            14,464                  15,126
  4/30/97        14,030             13,725            14,611                  15,272
  5/31/97        14,123             13,797            14,708                  15,383
  6/30/97        14,227             13,884            14,816                  15,503
  7/31/97        14,477             14,130            15,076                  15,731
  8/31/97        14,418             14,058            15,015                  15,709
  9/30/97        14,574             14,188            15,179                  15,855
 10/31/97        14,714             14,319            15,327                  15,998
 11/30/97        14,732             14,333            15,347                  16,028
 12/31/97        14,839             14,420            15,460                  16,147
  1/31/98        15,025             14,594            15,654                  16,337
  2/28/98        15,003             14,565            15,618                  16,333
  3/31/98        15,040             14,580            15,673                  16,397
  4/30/98        15,107             14,638            15,744                  16,475
  5/31/98        15,204             14,725            15,847                  16,575
  6/30/98        15,292             14,797            15,939                  16,671
  7/31/98        15,337             14,826            15,987                  16,745
  8/31/98        15,580             15,058            16,243                  16,988
  9/30/98        15,855             15,304            16,531                  17,292
 10/31/98        15,864             15,304            16,545                  17,348
 11/30/98        15,857             15,290            16,539                  17,324
 12/31/98        15,897             15,304            16,583                  17,388
  1/31/99        15,958             15,363            16,647                  17,476
  2/28/99        15,827             15,232            16,512                  17,318
  3/31/99        15,943             15,321            16,634                  17,459
  4/30/99        15,968             15,338            16,646                  17,518
  5/31/99        15,888             15,256            16,579                  17,449
  6/30/99        15,930             15,271            16,624                  17,499
  7/31/99        15,952             15,283            16,649                  17,518
  8/31/99        15,985             15,302            16,669                  17,554
  9/30/99        16,089             15,405            16,794                  17,696
 10/31/99        16,100             15,405            16,808                  17,737
 11/30/99        16,135             15,412            16,846                  17,766
 12/31/99        16,114             15,390            16,825                  17,768
  1/31/00        16,098             15,357            16,809                  17,729
  2/29/00        16,212             15,467            16,930                  17,855
  3/31/00        16,331             15,575            17,072                  17,995
  4/30/00        16,339             15,557            17,066                  18,007
  5/31/00        16,383             15,604            17,114                  18,060
  6/30/00        16,590             15,791            17,332                  18,299
  7/31/00        16,684             15,871            17,433                  18,428
  8/31/00        16,817             15,987            17,574                  18,600
  9/30/00        16,958             16,111            17,723                  18,768
 10/31/00        17,007             16,131            17,776                  18,852
 11/30/00        17,191             16,310            17,970                  19,070
 12/31/00        17,438             16,536            18,231                  19,346
  1/31/01        17,689             16,747            18,494                  19,626


The Class B contingent deferred sales charge (CDSC) is not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply.

-------------------------------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------------------------------
As of                             Inception         1        5           10
January 31, 2001                     Date          Year     Year        Year
-------------------------------------------------------------------------------
Class A Shares*                     2/1/89         5.48%    4.69%       5.87%
-------------------------------------------------------------------------------
Class B Shares**                   1/21/99/3/      4.05%    4.26%       5.29%
-------------------------------------------------------------------------------
Trust Shares                        9/2/97/3/     10.03%    5.63%       6.34%
-------------------------------------------------------------------------------
 *Reflects maximum 4.00% sales charge.
**Reflects applicable contingent deferred sales charges (maximum 5.00%).

 The chart above represents a comparison of a hypothetical $10,000 investment from 1/31/91 to 1/31/01 in the indicated share class versus a similar in-vestment in the Fund's benchmark, and represents the reinvestment of divi-dends and capital gains in the Fund.

 The performance of the AmSouth Limited Term Bond Fund is measured against the Merrill Lynch 1-5-Year Government/Corporate Bond Index, an unmanaged in-dex generally representative of the total return of short-term government and corporate bonds. The index does not reflect the deduction of fees asso-ciated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
 /3/Performance for the Class B and Trust Shares, which commenced operations on 1/21/99 and 9/2/97, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge
    (CDSC).


 Effective 12/1/99, the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Government Income Fund


Portfolio Manager

John P. Boston, CFA, Senior Vice
President
John Mark McKenzie, Senior Vice
President
AmSouth Bank

The AmSouth Government Income Fund
is co-managed by John Boston, CFA,
and John Mark McKenzie. John Boston
also manages the AmSouth Limited
Term Bond Fund, and co-manages the
AmSouth Bond Fund. He has more than
11 years of experience as a fixed-
income manager. He holds a
bachelor's degree in finance and
political science and is a
Chartered Financial Analyst.

John Mark McKenzie has more than 14
years of investment management
experience. In addition to co-
managing the AmSouth Government
Income Fund, he manages the AmSouth
Limited Term U.S. Government Fund
and four of the AmSouth Money
Market Funds: U.S. Treasury,
Treasury Reserve, Prime, and
Institutional Prime Obligations. He
holds bachelor's degrees in banking
and finance, and earned a law
degree from the University of
Mississippi School of Law.

PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Government Income Fund is more suitable for investors who seek income but also demand the safety of U.S. government securities. Although we attempt to consistently generate a high level of income, investors should be aware that yields and principal values vary and that the Fund is not guaranteed by the U.S. government."


Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of 7.41% (Class A Shares at NAV)./1/ In comparison, the Lehman Brothers Mort-gage Index rose 8.21%, while the Lipper U.S. Mortgage Funds Index/2/ gained 7.54%.

Q. What factors affected your performance?

A. The Fund continued to rally, prolonging a positive trend that began in early 2000. With the market concerned about corporate credit ratings, investors found corporate issues less attractive and shifted money to the Treasury market. This demand for Treasuries helped boost the prices of many of the government issues we held.

The portfolio also benefited from sharp declines in the yields of short-to-in-termediate Treasury paper. (When yields go down, the prices of bonds go up.) For example, the yield on five-year securities fell 1.37% during the period, while the yield on two-year securities dropped 1.75%. These are very signifi-cant declines for a six-month period and reflect, among other circumstances, the slowing of the U.S. economy and the Fed's decision to ease credit; the Fed lowered short-term rates twice in January.

As of January 31, 2001, the Fund's weighted average maturity was 5.86 years, and its average credit quality was AAA (government-quality portfolio). Approxi-mately 6.5% of the Fund was invested in government agency securities, 21.8% in U.S. Treasuries, 65.6% in mortgage-backed securities and 4.8% in cash equiva-lents.++

Q. What is your outlook for the next six to 12 months?

A. We would not be surprised to see another Fed rate cut in the near future. However, having profited from the rally in Treasury securities, we have begun to shorten the Fund's weighted average maturity and duration. Because we be-lieve most of the rally has already taken place, it seems to us that being longer out on the yield curve presents more risk and less potential reward than remaining on the shorter end of curve.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 4.00%, was 3.12%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 /2/The Lipper U.S. Mortgage Funds Index consists of managed mutual funds that invest at least 65% of their assets in mortgages/securities issued or guar-anteed as to principal and interest by the U.S. government and certain fed-eral agencies.

 ++The Fund's portfolio composition is subject to change.

                                                AmSouth Government Income Fund

                                   [GRAPH]
Value of a $10,000 Investment

                AmSouth Government    AmSouth Government      AmSouth Government
                   Income Fund            Income Fund            Income Fund        Lehman Brothers
                 (Class A Shares)*      Class B Shares           Trust Shares        Mortgage Index
 10/1/93               9,597                10,000                  10,000               10,000
10/31/93               9,573                 9,958                   9,975               10,029
11/30/93               9,549                 9,930                   9,950               10,009
12/31/93               9,598                 9,972                  10,001               10,090
 1/31/94               9,656                10,028                  10,061               10,190
 2/28/94               9,597                 9,958                  10,000               10,119
 3/31/94               9,460                 9,804                   9,858                9,855
 4/30/94               9,411                 9,748                   9,806                9,783
 5/31/94               9,431                 9,762                   9,827                9,822
 6/30/94               9,461                 9,776                   9,858                9,800
 7/31/94               9,572                 9,888                   9,973                9,996
 8/31/94               9,603                 9,916                  10,005               10,028
 9/30/94               9,552                 9,846                   9,952                9,886
10/31/94               9,552                 9,846                   9,952                9,880
11/30/94               9,511                 9,790                   9,909                9,849
12/31/94               9,562                 9,832                   9,962                9,928
 1/31/95               9,720                 9,986                  10,125               10,140
 2/28/95               9,904                10,168                  10,318               10,399
 3/31/95               9,926                10,182                  10,340               10,448
 4/30/95              10,027                10,280                  10,445               10,596
 5/31/95              10,309                10,559                  10,737               10,930
 6/30/95              10,376                10,615                  10,807               10,992
 7/31/95              10,379                10,615                  10,810               11,011
 8/31/95              10,476                10,699                  10,911               11,125
 9/30/95              10,558                10,783                  10,996               11,223
10/31/95              10,672                10,881                  11,114               11,323
11/30/95              10,807                11,021                  11,255               11,452
12/31/95              10,936                11,133                  11,388               11,595
 1/31/96              11,000                11,189                  11,454               11,682
 2/29/96              10,864                11,049                  11,314               11,586
 3/31/96              10,820                10,993                  11,269               11,544
 4/30/96              10,767                10,923                  11,213               11,511
 5/31/96              10,739                10,895                  11,183               11,478
 6/30/96              10,847                10,993                  11,295               11,636
 7/31/96              10,888                11,021                  11,337               11,680
 8/31/96              10,909                11,035                  11,359               11,680
 9/30/96              11,072                11,189                  11,529               11,875
10/31/96              11,308                11,427                  11,774               12,107
11/30/96              11,494                11,594                  11,968               12,280
12/31/96              11,381                11,483                  11,850               12,217
 1/31/97              11,428                11,510                  11,899               12,307
 2/28/97              11,446                11,524                  11,917               12,348
 3/31/97              11,339                11,399                  11,806               12,232
 4/30/97              11,494                11,552                  11,968               12,426
 5/31/97              11,598                11,650                  12,075               12,548
 6/30/97              11,737                11,776                  12,221               12,695
 7/31/97              12,001                12,028                  12,495               12,933
 8/31/97              11,937                11,958                  12,429               12,902
 9/30/97              12,103                12,112                  12,603               13,066
10/31/97              12,252                12,252                  12,760               13,211
11/30/97              12,309                12,308                  12,820               13,255
12/31/97              12,445                12,434                  12,963


 1/31/99              13,417                13,273                  13,978               14,409
 2/28/99              13,284                13,133                  13,854               14,351
 3/31/99              13,343                13,175                  13,917               14,447
 4/30/99              13,400                13,217                  13,978               14,514
 5/31/99              13,334                13,147                  13,910               14,432
 6/30/99              13,291                13,091                  13,866               14,382
 7/31/99              13,248                13,049                  13,807               14,284
 8/31/99              13,226                13,007                  13,815               14,284
 9/30/99              13,381                13,147                  13,964               14,515
10/31/99              13,436                13,203                  14,022               14,600
11/30/99              13,454                13,203                  14,042               14,607
12/31/99              13,418                13,161                  14,006               14,572
 1/31/00              13,389                13,119                  13,976               14,445
 2/29/00              13,527                13,245                  14,121               14,613
 3/31/00              13,716                13,413                  14,320               14,772
 4/30/00              13,664                13,368                  14,268               14,782
 5/31/00              13,655                13,335                  14,261               14,790
 6/30/00              13,877                13,558                  14,494               15,106
 7/31/00              13,983                13,654                  14,623               15,203
 8/31/00              14,178                13,835                  14,828               15,434
 9/30/00              14,242                13,889                  14,897               15,594
10/31/00              14,365                14,002                  15,012               15,707
11/30/00              14,592                14,214                  15,267               15,942
12/31/00              14,850                14,442                  15,522               16,199
 1/31/01              15,020                14,598                  15,702               16,452

The Class B contingent deferred sales charge (CDSC) is not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply.
-------------------------------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------------------------------
As of                   Inception         1          5          Since
January 31, 2001           Date          Year       Year      Inception
-------------------------------------------------------------------------------
Class A Shares*         10/1/93           7.74%     5.56%       5.70%
-------------------------------------------------------------------------------
Class B Shares**        3/31/00/3/        6.28%     5.14%       5.29%
-------------------------------------------------------------------------------
Trust Shares            9/2/97/3/        12.35%     6.51%       6.35%
-------------------------------------------------------------------------------
 * Reflects maximum 4.00% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart above represents a comparison of a hypothetical $10,000 investment from 10/1/93 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Government Income Fund is measured against the Lehman Brothers Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. The index does not reflect the deduc-tion of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the pe-riod shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, perfor-mance quoted would have been lower.

 /3/Performance for the Class B and Trust Shares, which commenced operations on 3/13/00 and 9/2/97, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge
    (CDSC).

 Effective 12/1/99, the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Limited Term U.S. Government Fund


Portfolio Manager

John Mark McKenzie
Senior Vice President
AmSouth Bank

John Mark has more than 14 years of
investment management experience.
In addition to managing the AmSouth
Limited Term U.S. Government Fund,
he co-manages the AmSouth
Government Income Fund and manages
four of the AmSouth Money Market
Funds: U.S.Treasury, Treasury
Reserve, Prime, and Institutional
Prime Obligations. He holds
bachelors' degrees in banking and
finance, and earned a law degree
from the University of Mississippi
School of Law.


PORTFOLIO MANAGER'S PROSPECTIVE

"The AmSouth Limited Term U.S. Government Fund seeks to provide current income from high grade securities while limiting shape price fluctuations. We minimize share price movements by investing in securities with short maturities.
While we generally track the Merrill Lynch 1 to 5 Year Government Bond Index, we seek to outperform it through an occasional stance to prevailing market sentiment."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of 5.34% (Class A Shares at NAV)./1/ In comparison, the Merrill Lynch 1-5-Year Government Bond Index gained 6.16%.

Q. What factors affected your performance?

A. The Fund continued to rally, prolonging a positive trend that began in early 2000. With the market concerned about corporate credit ratings, investors found corporate issues less attractive and shifted money to the Treasury market. This demand for Treasuries helped boost the prices of many of the government issues we held.

The portfolio also benefited from sharp declines in the yields of short-to-in-termediate Treasury paper. (When yields go down, the prices of bonds go up.) For example, the yield on five-year securities fell 1.37% during the period, while the yield on two-year securities dropped 1.75%. These are very signifi-cant declines for a six-month period and reflect, among other circumstances, the slowing of the U.S. economy and the Fed's decision to ease credit; the Fed lowered short-term rates twice in January.

As of January 31, 2001, the Fund's weighted average maturity was 2.65 years, and its average credit quality was AAA (government-quality portfolio). Approxi-mately 13.6% of the Fund was invested in government agency securities, 40.5% in U.S. Treasuries, 42.2% in mortgage-backed securities and 2.3% in cash equiva-lents.++

Q. What is your outlook for the next six to 12 months?

A. We would not be surprised to see another Fed rate cut in the near future. With the Fed assuming an easing stance, which is more accommodating to the types of the securities we purchase, we believe we can be somewhat aggressive in managing the portfolio. Consequently, we have not lowered our weighted aver-age maturity and duration.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 4.00%, was 1.14%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                     AmSouth Limited Term U.S. Government Fund

                                    [GRAPH]

Value of a $10,000 Investment

                                                                           Merrill Lynch
          AmSouth Limited Term  AmSouth Limited Term  AmSouth Limited Term    1 5 Year
          U.S. Government Fund  U.S. Government Fund  U.S. Government Fund   Government
            Class A Shares*        Class B Shares          Trust Shares      Bond Index
  1/31/91        9,602                 10,000                 10,000           10,000
  2/28/91        9,643                 10,028                 10,043           10,059
  3/31/91        9,670                 10,056                 10,072           10,118
  4/30/91        9,766                 10,140                 10,172           10,178
  5/31/91        9,808                 10,183                 10,215           10,282
  6/30/91        9,794                 10,154                 10,200           10,346
  7/31/91        9,904                 10,253                 10,315           10,369
  8/31/91       10,096                 10,449                 10,515           10,474
  9/30/91       10,261                 10,618                 10,687           10,643
 10/31/91       10,385                 10,730                 10,815           10,783
 11/30/91       10,495                 10,843                 10,930           10,906
 12/31/91       10,728                 11,067                 11,173           11,030
  1/31/92       10,604                 10,927                 11,044           11,234
  2/29/92       10,632                 10,955                 11,073           11,176
  3/31/92       10,577                 10,885                 11,016           11,213
  4/30/92       10,673                 10,969                 11,116           11,186
  5/31/92       10,824                 11,124                 11,273           11,295
  6/30/92       10,962                 11,250                 11,416           11,427
  7/31/92       11,140                 11,433                 11,602           11,573
  8/31/92       11,264                 11,545                 11,731           11,742
  9/30/92       11,429                 11,699                 11,903           11,870
 10/31/92       11,250                 11,517                 11,717           12,011
 11/30/92       11,168                 11,419                 11,631           11,892
 12/31/92       11,319                 11,559                 11,788           11,848
  1/31/93       11,538                 11,770                 12,017           11,983
  2/28/93       11,717                 11,952                 12,203           12,168
  3/31/93       11,745                 11,966                 12,232           12,311
  4/30/93       11,841                 12,051                 12,332           12,352
  5/31/93       11,786                 11,994                 12,275           12,446
  6/30/93       11,909                 12,107                 12,403           12,405
  7/31/93       11,923                 12,107                 12,418           12,535
  8/31/93       12,060                 12,233                 12,561           12,558
  9/30/93       12,102                 12,275                 12,604           12,712
 10/31/93       12,115                 12,275                 12,618           12,755
 11/30/93       12,074                 12,219                 12,575           12,779
 12/31/93       12,115                 12,247                 12,618           12,753
  1/31/94       12,198                 12,331                 12,704           12,800
  2/28/94       12,074                 12,191                 12,575           12,906
  3/31/94       11,964                 12,065                 12,461           12,774
  4/30/94       11,896                 11,994                 12,389           12,651
  5/31/94       11,896                 11,980                 12,389           12,577
  6/30/94       11,909                 11,980                 12,403           12,594
  7/31/94       12,019                 12,079                 12,518           12,618
  8/31/94       12,047                 12,107                 12,546           12,750
  9/30/94       11,992                 12,037                 12,489           12,792
 10/31/94       12,005                 12,037                 12,504           12,724
 11/30/94       11,964                 11,994                 12,461           12,739
 12/31/94       11,992                 12,008                 12,489           12,670

  1/31/95       12,129                 12,135                 12,632           12,705
  2/28/95       12,308                 12,303                 12,818           12,901
  3/31/95       12,376                 12,360                 12,890           13,116
  4/30/95       12,486                 12,458                 13,004           13,187
  5/31/95       12,720                 12,683                 13,247           13,322
  6/30/95       12,788                 12,739                 13,319           13,629
  7/31/95       12,788                 12,725                 13,319           13,707
  8/31/95       12,871                 12,795                 13,405           13,741
  9/30/95       12,940                 12,865                 13,476           13,835
 10/31/95       13,063                 12,978                 13,605           13,912
 11/30/95       13,187                 13,090                 13,734           14,047
 12/31/95       13,297                 13,188                 13,848           14,195
  1/31/96       13,379                 13,258                 13,934           14,318
  2/29/96       13,255                 13,118                 13,805           14,446
  3/31/96       13,187                 13,034                 13,734           14,343
  4/30/96       13,146                 12,992                 13,691           14,299
  5/31/96       13,146                 12,978                 13,691           14,284
  6/30/96       13,242                 13,062                 13,791           14,293
  7/31/96       13,283                 13,090                 13,834           14,413
  8/31/96       13,283                 13,076                 13,834           14,464
  9/30/96       13,407                 13,188                 13,963           14,498
 10/31/96       13,571                 13,343                 14,134           14,654
 11/30/96       13,709                 13,469                 14,278           14,851
 12/31/96       13,654                 13,399                 14,220           14,992
  1/31/97       13,709                 13,441                 14,278           14,953
  2/28/97       13,736                 13,455                 14,306           15,020
  3/31/97       13,684                 13,399                 14,252           15,044
  4/30/97       13,791                 13,497                 14,363           15,007
  5/31/97       13,872                 13,553                 14,447           15,150
  6/30/97       13,965                 13,638                 14,545           15,257
  7/31/97       14,152                 13,806                 14,739           15,373
  8/31/97       14,109                 13,764                 14,694           15,594
  9/30/97       14,241                 13,890                 14,832           15,573
 10/31/97       14,362                 13,989                 14,957           15,716
 11/30/97       14,385                 14,017                 14,982           15,860
 12/31/97       14,497                 14,115                 15,099           15,892
  1/31/98       14,649                 14,242                 15,256           16,012
  2/28/98       14,651                 14,242                 15,259           16,199
  3/31/98       14,687                 14,281                 15,297           16,194
  4/30/98       14,751                 14,316                 15,363           16,254
  5/31/98       14,831                 14,381                 15,446           16,328
  6/30/98       14,894                 14,445                 15,512           16,423
  7/31/98       14,945                 14,481                 15,565           16,518
  8/31/98       15,158                 14,674                 15,786           16,590
  9/30/98       15,429                 14,925                 16,069           16,856
 10/31/98       15,434                 14,917                 16,075           17,162
 11/30/98       15,423                 14,894                 16,062           17,231
 12/31/98       15,467                 14,924                 16,101           17,185

  1/31/99       15,532                 14,975                 16,168           17,242
  2/28/99       15,394                 14,833                 16,025           17,321
  3/31/99       15,490                 14,914                 16,125           17,156
  4/30/99       15,537                 14,949                 16,174           17,285
  5/31/99       15,478                 14,882                 16,112           17,337
  6/30/99       15,479                 14,872                 16,113           17,276
  7/31/99       15,481                 14,864                 16,116           17,331
  8/31/99       15,499                 14,870                 16,134           17,367
  9/30/99       15,613                 14,968                 16,253           17,415
 10/31/99       15,631                 14,975                 16,272           17,541
 11/30/99       15,647                 14,980                 16,289           17,576
 12/31/99       15,634                 14,957                 16,275           17,598
  1/31/00       15,605                 14,903                 16,228           17,595
  2/29/00       15,700                 14,984                 16,327           17,560
  3/31/00       15,806                 15,079                 16,456           17,686
  4/30/00       15,799                 15,078                 16,450           17,833
  5/31/00       15,850                 15,101                 16,489           17,858
  6/30/00       16,032                 15,266                 16,698           17,931
  7/31/00       16,121                 15,356                 16,792           18,151
  8/31/00       16,247                 15,465                 16,926           18,266
  9/30/00       16,376                 15,563                 17,044           18,423
 10/31/00       16,445                 15,634                 17,136           19,853
 11/30/00       16,599                 15,755                 17,299           19,959
 12/31/00       16,793                 15,946                 17,503           20,184
  1/31/01       16,981                 16,099                 17,702           20,465

The Class B contingent deferred sales charge (CDSC) is not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply.

Average Annual Total Return
As of                        Inception       1           5           10
January 31, 2001                Date        Year        Year        Year

Class A Shares*              2/28/97/2/     4.44%       4.02%       5.44%
Class B Shares**              3/3/98/3/     3.02%       3.61%       4.88%
Trust Shares                12/14/98/3/     9.08%       4.90%       5.88%

 *Reflects maximum 4.00% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart above represents a comparison of a hypothetical $10,000 investment 1/31/91 to 1/31/01 in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Limited Term U.S. Government Fund is measured against the Merrill Lynch 1-5-Year Government Bond Index, which is generally representative of the performance of government bonds in that maturity range with a rating of at least Baa. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various ex-penses. Had these waivers and/or reimbursements not been in effect, perfor-mance quoted would have been lower.

 The quoted returns reflect the performance from 2/28/97 to 3/12/00 of the ISG Limited Term U.S. Government Fund, an open-end investment company that was the predecessor fund to the AmSouth Limited Term U.S. Government Fund.

 /2/The ISG Limited Term U.S. Government Fund commenced operations on 2/28/97, through a transfer of assets from certain collective trust fund ("commin-gled") accounts managed by First American National Bank, using substan-tially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the com-mingled accounts for periods dating back to 1/31/91, and prior to the mu-tual fund's commencement of operations, as adjusted to reflect the ex-penses associated with the Fund. The commingled accounts were not regis-tered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled ac-counts' performance may have been adversely affected.
 /3/Performance for the Class B and Trust Shares, which commenced operations on 3/3/98 and 12/14/98, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).


Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Municipal Bond Fund+


Portfolio Manager

Dorothy E. Thomas, CFA
Senior Vice President
AmSouth Bank

Dorothy has a more than 17 years of
experience as an investment
portfolio manager. She holds a B.A.
in economics and an M.B.A. She also
serves as manager of tax-exempt,
fixed-income investments.


PORTFOLIO MANAGER'S PERSPECTIVE

With the AmSouth Municipal Bond Fund, we concentrate on high quality muncipal bonds those in the top three rating classes, or of comparable quality. As with other AmSouth bond funds, we strive to achieve strong returns by taking advantage of anticipated changes in interest rates."


Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of 5.80% (Class A Shares at NAV)./1/ In comparison, the Merrill Lynch 3-7-Year Municipal Bond Index and Merrill Lynch 1-12-Year Municipal Bond Index rose 5.82% and 6.23%, respectively, while the Lipper Intermediate Municipal Debt Funds Index/2/ gained 5.53%.

It is also important to recognize income yield to shareholders. As of January 31, 2001, the Fund's 30-day SEC yield (Class A Shares at NAV) was 3.20%. For investors in the 36% federal income tax bracket, that is equivalent to a tax-able yield of 5.00%. (Shareholders who are residents of Alabama could realize a higher taxable-equivalent yield. The yield percentage is annualized.)++

We achieved our objectives while maintaining an average credit quality of AA (as rated by Standard & Poor's). As of January 31, 2001, the Fund's weighted average maturity was 6.26 years.++

Q. What factors affected your performance?

A. It was a very good time for nearly all types of fixed-income securities, in-cluding many of the municipal bonds owned by the Fund. For most of the period, rates generally fell. In particular, intermediate municipal bond rates also came down modestly. Therefore, while municipal bonds do not respond to inter-est-rate moves as dramatically as taxable bonds, munis did enjoy some price ap-preciation from the accommodating interest-rate environment.

However, because we were more exposed to intermediate securities than to long-er-term securities--the latter benefited more from the decline in rates--we lagged our benchmarks by small margins.

With the majority of our shareholders living in Alabama, we maintained a sig-nificant allocation to municipal debt securities issued in the state (47% as of January 31, 2001). As a result, Alabama shareholders enjoyed a tax-equivalent yield higher than the Fund's stated yield, because the interest from securities issued in Alabama generally was tax free to Alabama residents.++

Q. What is your outlook for the next six to 12 months?

A. We are not expecting a very significant change in interest rates in the near term. With the Fed having lowered short-term rates twice in January, much of the anticipated rate reduction already has taken place. However, we do antici-pate a lot of volatility in the fixed-income market.

 + The Fund's income may be subject to certain state and local taxes and, de-pending on one's tax status, the federal alternative minimum tax.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 4.00%, was 1.54%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 /2/The Lipper Intermediate Municipal Debt Funds Index consists of managed mu-tual funds that invest in municipal debt issues with dollar-weighted aver-age maturities of five to ten years.

 ++The Fund's portfolio composition is subject to change.

                                                  AmSouth Municipal Bond Fund+

                                    [GRAPH]

Value of a $10,000 Investment

               AmSouth        AmSouth         AmSouth    Merrill Lynch  Merrill Lynch
              Municipal      Municipal       Municipal      3 7 Year      1 12 Year
              Bond Fund      Bond Fund       Bond Fund     Municipal      Municipal
           Class A Shares* Class B Shares  Trust Shares    Bond Index     Bond Index
  1/31/91       9,595          10,000         10,000          10,000         10,000
  2/28/91       9,717          10,112         10,127          10,086         10,064
  3/31/91       9,690          10,070         10,098          10,059         10,068
  4/30/91       9,771          10,154         10,183          10,232         10,225
  5/31/91       9,852          10,225         10,267          10,290         10,287
  6/30/91       9,825          10,197         10,239          10,247         10,241
  7/31/91       9,892          10,253         10,309          10,353         10,379
  8/31/91      10,027          10,379         10,450          10,525         10,567
  9/30/91      10,121          10,478         10,549          10,627         10,655
 10/31/91      10,243          10,590         10,675          10,701         10,742
 11/30/91      10,243          10,576         10,675          10,732         10,756
 12/31/91      10,445          10,787         10,886          10,902         10,920
  1/31/92      10,459          10,787         10,900          10,995         10,978
  2/29/92      10,418          10,730         10,858          10,952         10,913
  3/31/92      10,391          10,702         10,830          10,941         10,916
  4/30/92      10,445          10,744         10,886          11,039         11,021
  5/31/92      10,567          10,857         11,013          11,077         11,060
  6/30/92      10,729          11,025         11,181          11,283         11,296
  7/31/92      10,945          11,236         11,406          11,485         11,578
  8/31/92      10,891          11,166         11,350          11,419         11,449
  9/30/92      10,904          11,166         11,364          11,497         11,525
 10/31/92      10,904          11,166         11,364          11,399         11,392
 11/30/92      11,053          11,306         11,519          11,701         11,669
 12/31/92      11,066          11,306         11,533          11,755         11,751
  1/31/93      11,120          11,348         11,589          11,847         11,883
  2/28/93      11,404          11,629         11,885          12,093         12,184
  3/31/93      11,309          11,531         11,786          12,074         12,125
  4/30/93      11,363          11,573         11,842          12,140         12,233
  5/31/93      11,404          11,601         11,885          12,229         12,267
  6/30/93      11,498          11,685         11,983          12,325         12,412
  7/31/93      11,538          11,728         12,025          12,301         12,410
  8/31/93      11,673          11,854         12,166          12,426         12,594
  9/30/93      11,781          11,952         12,278          12,545         12,692
 10/31/93      11,808          11,966         12,307          12,615         12,791
 11/30/93      11,741          11,882         12,236          12,514         12,677
 12/31/93      11,903          12,037         12,405          12,693         12,877

  1/31/94      11,957          12,093         12,461          12,819         13,006
  2/28/94      11,781          11,896         12,278          12,604         12,717
  3/31/94      11,484          11,587         11,969          12,252         12,378
  4/30/94      11,525          11,615         12,011          12,332         12,431
  5/31/94      11,552          11,643         12,039          12,416         12,488
  6/30/94      11,592          11,671         12,082          12,422         12,477
  7/31/94      11,741          11,812         12,236          12,650         12,744
  8/31/94      11,768          11,826         12,264          12,661         12,776
  9/30/94      11,687          11,742         12,180          12,559         12,631
 10/31/94      11,606          11,643         12,096          12,480         12,546
 11/30/94      11,471          11,503         11,955          12,360         12,389
 12/31/94      11,592          11,615         12,082          12,474         12,550
  1/31/95      11,687          11,699         12,180          12,556         12,735
  2/28/95      11,916          11,924         12,419          12,819         13,076
  3/31/95      12,024          12,008         12,532          12,898         13,140
  4/30/95      12,065          12,051         12,574          12,984         13,192
  5/31/95      12,281          12,247         12,799          13,278         13,570
  6/30/95      12,294          12,261         12,813          13,291         13,544
  7/31/95      12,443          12,388         12,968          13,399         13,648
  8/31/95      12,524          12,458         13,052          13,520         13,792
  9/30/95      12,537          12,472         13,066          13,518         13,805
 10/31/95      12,686          12,598         13,221          13,582         13,920
 11/30/95      12,753          12,654         13,291          13,771         14,151
 12/31/95      12,794          12,683         13,333          13,802         14,230
  1/31/96      12,848          12,725         13,390          13,964         14,404
  2/29/96      12,888          12,767         13,432          13,939         14,266
  3/31/96      12,753          12,612         13,291          13,822         14,256
  4/30/96      12,726          12,584         13,263          13,820         14,257
  5/31/96      12,713          12,556         13,249          13,810         14,259
  6/30/96      12,794          12,626         13,333          13,867         14,341
  7/31/96      12,888          12,711         13,432          13,999         14,477
  8/31/96      12,942          12,753         13,488          14,019         14,489
  9/30/96      12,996          12,795         13,544          14,114         14,620
 10/31/96      13,104          12,893         13,657          14,243         14,760
 11/30/96      13,266          13,034         13,826          14,408         14,946
 12/31/96      13,239          13,006         13,797          14,391         14,926

  1/31/97      13,212          12,963         13,769          14,423         14,973
  2/28/97      13,306          13,048         13,868          14,524         15,077
  3/31/97      13,158          12,893         13,713          14,379         14,919
  4/30/97      13,185          12,907         13,741          14,407         14,980
  5/31/97      13,347          13,048         14,910          14,578         15,193
  6/30/97      13,495          13,188         14,065          14,748         15,348
  7/31/97      13,746          13,427         14,326          14,999         15,690
  8/31/97      13,630          13,301         14,205          14,904         15,563
  9/30/97      13,789          13,441         14,372          15,058         15,739
 10/31/97      13,841          13,483         14,426          15,115         15,802
 11/30/97      13,869          13,497         14,471          15,173         15,867
 12/31/97      14,057          13,666         14,668          15,324         16,074
  1/31/98      14,171          13,778         14,774          15,442         16,208
  2/28/98      14,159          13,750         14,777          15,464         16,236
  3/31/98      14,145          13,722         14,764          15,487         16,257
  4/30/98      14,066          13,638         14,683          15,424         16,182
  5/31/98      14,280          13,834         14,907          15,622         16,417
  6/30/98      14,316          13,862         14,946          15,663         16,463
  7/31/98      14,338          13,876         14,969          15,719         16,515
  8/31/98      14,580          14,101         15,209          15,945         16,769
  9/30/98      14,745          14,242         15,397          16,094         16,950
 10/31/98      14,753          14,242         15,391          16,128         16,972
 11/30/98      14,769          14,242         15,410          16,146         16,996
 12/31/98      14,819          14,284         15,463          16,235         17,082
  1/31/99      15,022          14,466         15,676          16,427         17,318
  2/28/99      14,905          14,333         15,555          16,370         17,215
  3/31/99      14,875          14,310         15,526          16,382         17,201
  4/30/99      14,923          14,331         15,576          16,437         17,250
  5/31/99      14,806          14,212         15,455          16,372         17,154
  6/30/99      14,546          13,968         15,201          16,186         16,909
  7/31/99      14,668          14,063         15,314          16,321         17,054
  8/31/99      14,617          14,010         15,278          16,325         17,035
  9/30/99      14,638          14,005         15,285          16,321         17,059
 10/31/99      14,522          13,887         15,165          16,286         16,967
 11/30/99      14,636          13,999         15,301          16,386         17,121
 12/31/99      14,571          13,911         15,220          16,343         17,080
  1/31/00      14,490          13,830         15,135          16,314         17,021
  2/29/00      14,605          13,930         15,256          16,380         17,144
  3/31/00      14,816          14,117         15,478          16,536         17,365
  4/30/00      14,711          14,024         15,387          16,488         17,301
  5/31/00      14,652          13,944         15,311          16,484         17,252
  6/30/00      14,995          14,278         15,688          16,815         17,654
  7/31/00      15,199          14,450         15,904          17,011         17,891
  8/31/00      15,388          14,621         16,088          17,191         18,118
  9/30/00      15,313          14,555         16,027          17,160         18,772
 10/31/00      15,425          14,638         16,147          17,283         18,942
 11/30/00      15,507          14,706         16,234          17,355         19,033
 12/31/00      15,857          15,030         16,602          17,690         19,473
  1/31/01      16,081          15,234         16,822          18,000         19,763

The Class B contingent deferred sales charge (CDSC) is not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply.

Average Annual Total Return
As of                        Inception       1           5           10
January 31, 2001                Date        Year        Year        Year
Class A Shares*              7/01/97/3/     6.49%       3.73%       4.87%
Class B Shares**              2/3/99/4/     5.14%       3.32%       4.30%
Trust Shares                 9/02/97/4/    11.14%       4.67%       5.34%
 *Reflects maximum 4.00% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).



 The chart above represents a comparison of a hypothetical $10,000 investment from 1/31/91 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Municipal Bond Fund is measured against the Merrill Lynch 3-7-Year Municipal Bond Index and the Merrill Lynch 1-12-Year Municipal Bond Index, which are unmanaged indices that are generally repre-sentative of municipal bonds with intermediate maturities. The indices do not reflect the deduction of fees associated with a mutual fund, such as invest-ment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 /3/The quoted performance of the AmSouth Municipal Bond Fund ("Mutual Fund") includes performance of common and collective trust fund ("Commingled") accounts advised by AmSouth Bank for periods dating back to 1/31/91 for the Municipal Bond Fund and prior to the Mutual Fund's commencement of op-erations on 7/1/97, as adjusted to reflect the expenses associated with the Mutual Funds. The Commingled accounts were not registered with the Se-curities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled accounts' perfor-mance may have been adversely affected.

 /4/Performance for the Class B and Trust Shares, which commenced operations on 2/3/99 and 9/2/97, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Florida Tax-Exempt Fund+


Portfolio Manager

Dorothy E. Thomas, CFA
Senior Vice President
AmSouth Bank

Dorothy has more than 17 years of
experience as an investment
portfolio manager. She holds a B.A.
in economics and an M.B.A. She also
serves as manager of tax-exempt,
fixed-income investments.


PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Florida Tax Exempt Fund has a portfolio of high quality issues in a fast growing state with a strong economic base. Interest on the bonds is exempt from both Federal income tax and the Florida intangibles tax. This portfolio is managed to benefit from expected interest rate moves."


Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of 4.96% (Class A Shares at NAV)./1/ In comparison, the Merrill Lynch 3-7-Year Municipal Bond Index rose 5.82%.

It is also important to recognize income yield to shareholders. As of January 31, 2001, the Fund's 30-day SEC yield (Class A Shares at NAV) was 2.90%. For investors in the 39.6% federal income tax bracket, that is equivalent to a tax-able yield of 4.80%. (Shareholders who are residents of Florida could realize a higher tax-equivalent yield. The yield percentage is annualized.)++

We achieved our objectives while maintaining an average credit quality of AA (as rated by Standard & Poor's). As of January 31, 2001, the Fund's weighted average maturity was 5.57 years.++

Q. What factors affected your performance?

A. It was a very good time for nearly all types of fixed-income securities, in-cluding many of the municipal bonds owned by the Fund. For most of the period, rates generally fell. In particular, intermediate municipal bond rates also came down modestly. Therefore, while municipal bonds do not respond to inter-est-rate moves as dramatically as taxable bonds, munis did enjoy some price ap-preciation from the accommodating interest-rate environment.

However, because we were more exposed to intermediate securities than to long-er-term securities--the latter benefited more from the decline in rates--we lagged our benchmark by a small margin.

During the last two months of the period, supply in most of the country's mu-nicipal markets was sparse, though this is an expected, seasonal variation. Nonetheless, the issuance of new municipal securities in general was down for the year as a whole in 2000, the second straight year of such a year-to-year decline. This made it somewhat difficult to find new securities in which to in-vest; however, scarce supply added value to the bonds we already held in our portfolio.

With the majority of our shareholders living in Florida, we maintained a sig-nificant allocation to municipal debt securities issued in the state (100% as of January 31, 2001).++

Q. What is your outlook for the next six to 12 months?

A. We are not expecting a very significant change in interest rates in the near term. With the Fed having lowered short-term rates twice in January, much of the anticipated rate reduction already has taken place. However, we do antici-pate a lot of volatility in the fixed-income market.

 + The Fund's income may be subject to certain state and local taxes and, de-pending on one's tax status, the federal alternative minimum tax.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 4.00%, was 0.79%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                              AmSouth Florida Tax-Exempt Fund+

                                    [GRAPH]

Value of a $10,000 Investment

                                                                         Merrill Lynch    Merrill Lynch
            AmSouth Florida     AmSouth Florida       AmSouth Florida      3 to 7 Year      1 to 12 Year
            Tax Exempt Fund     Tax Exempt Fund       Tax Exempt Fund   Municipal Bond    Municipal Bond
            (Class A Shares)*   (Class B Shares)**    (Trust Shares)         Index             Index
  9/30/94         9,597              10,000                10,000            10,000             10,000
 10/31/94         9,530               9,918                 9,930             9,937              9,933
 11/30/94         9,414               9,790                 9,809             9,842              9,808
 12/31/94         9,497               9,860                 9,896             9,933              9,936
  1/31/95         9,633              10,000                10,038             9,998             10,083
  2/28/95         9,841              10,210                10,254            10,208             10,352
  3/31/95         9,915              10,269                10,331            10,270             10,403
  4/30/95         9,950              10,304                10,368            10,339             10,444
  5/31/95        10,142              10,491                10,568            10,573             10,744
  6/30/95        10,149              10,491                10,575            10,583             10,723
  7/31/95        10,223              10,561                10,652            10,670             10,806
  8/31/95        10,288              10,619                10,720            10,766             10,919
  9/30/95        10,304              10,619                10,737            10,764             10,929
 10/31/95        10,390              10,701                10,827            10,815             11,020
 11/30/95        10,476              10,783                10,916            10,965             11,204
 12/31/95        10,545              10,841                10,988            10,990             11,266
  1/31/96        10,637              10,935                11,084            11,119             11,403
  2/29/96        10,627              10,911                11,073            11,099             11,295
  3/31/96        10,512              10,783                10,953            11,006             11,286
  4/30/96        10,518              10,783                10,960            11,004             11,288
  5/31/96        10,515              10,771                10,956            10,996             11,289
  6/30/96        10,553              10,806                10,997            11,042             11,354
  7/31/96        10,655              10,900                11,102            11,147             11,462
  8/31/96        10,655              10,888                11,102            11,163             11,471
  9/30/96        10,722              10,946                11,172            11,238             11,575
 10/31/96        10,804              11,016                11,257            11,341             11,685
 11/30/96        10,938              11,145                11,398            11,473             11,833
 12/31/96        10,925              11,121                11,384            11,459             11,817
  1/31/97        10,943              11,133                11,402            11,484             11,854
  2/28/97        11,020              11,203                11,483            11,565             11,937
  3/31/97        10,910              11,086                11,368            11,449             11,812
  4/30/97        10,944              11,110                11,403            11,472             11,860
  5/31/97        11,069              11,227                11,534            11,608             12,028
  6/30/97        11,163              11,308                11,631            11,743             12,151
  7/31/97        11,389              11,530                11,867            11,943             12,422
  8/31/97        11,297              11,425                11,772            11,867             12,321
  9/30/97        11,416              11,542                11,896            11,990             12,460
 10/31/97        11,468              11,589                11,952            12,035             12,511
 11/30/97        11,504              11,612                11,990            12,082             12,562
 12/31/97        11,640              11,741                12,145            12,202             12,726
  1/31/98        11,722              11,811                12,220            12,296             12,832
  2/28/98        11,725              11,811                12,236            12,313             12,854
  3/31/98        11,736              11,811                12,237            12,332             12,871
  4/30/98        11,673              11,741                12,172            12,281             12,811

  5/31/98        11,858              11,916                12,365            12,439             12,998
  6/30/98        11,876              11,928                12,397            12,472             13,034
  7/31/98        11,897              11,939                12,420            12,516             13,075
  8/31/98        12,083              12,114                12,604            12,696             13,276
  9/30/98        12,204              12,231                12,731            12,815             13,419
 10/31/98        12,199              12,208                12,727            12,842             13,436
 11/30/98        12,225              12,231                12,755            12,857             13,456
 12/31/98        12,273              12,266                12,806            12,927             13,524
  1/31/99        12,424              12,407                12,964            13,080             13,711
  2/28/99        12,330              12,301                12,868            13,035             13,629
  3/31/99        12,307              12,275                12,856            13,045             13,618
  4/30/99        12,347              12,295                12,887            13,088             13,657
  5/31/99        12,254              12,197                12,803            13,037             13,581
  6/30/99        12,079              12,027                12,622            12,889             13,387
  7/31/99        12,142              12,072                12,688            12,996             13,502
  8/31/99        12,115              12,035                12,660            12,999             13,487
  9/30/99        12,108              12,020                12,655            12,996             13,506
 10/31/99        12,053              11,946                12,586            12,968             13,433
 11/30/99        12,146              12,041                12,697            13,048             13,555
 12/31/99        12,109              11,991                12,647            13,013             13,523
  1/31/00        12,040              11,920                12,588            12,990             13,476
  2/29/00        12,169              12,025                12,711            13,043             13,573
  3/31/00        12,326              12,172                12,877            13,167             13,748
  4/30/00        12,266              12,117                12,815            13,129             13,697
  5/31/00        12,211              12,044                12,760            13,126             13,659
  6/30/00        12,474              12,308                13,050            13,389             13,977
  7/31/00        12,626              12,451                13,197            13,545             14,164
  8/31/00        12,771              12,573                13,350            13,689             14,344
  9/30/00        12,709              12,505                13,288            13,664             14,862
 10/31/00        12,815              12,601                13,399            13,762             14,996
 11/30/00        12,870              12,660                13,459            13,819             15,068
 12/31/00        13,122              12,901                13,737            14,086             15,417
  1/31/01        13,252              13,020                13,875            14,333             15,646

-------------------------------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------------------------------
As of                   Inception          1              5            Since
January 31, 2001          Date           Year           Year         Inception
-------------------------------------------------------------------------------
Class A Shares*         9/30/94          5.68%          3.64%          4.54%
-------------------------------------------------------------------------------
Class B Shares**        3/16/99/2/       4.23%          3.20%          4.25%
-------------------------------------------------------------------------------
Trust Shares            9/2/97/2/       10.22%          4.59%          5.30%
-------------------------------------------------------------------------------
 *Reflects maximum 4.00% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%).


 The chart above represents a comparison of a hypothetical $10,000 investment from 9/30/94 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Florida Tax-Exempt Fund is measured against the Merrill Lynch 3-7-Year Municipal Bond Index and the Merrill Lynch 1-12-Year Municipal Bond Index, which are unmanaged indices generally representa-tive of municipal bonds with intermediate maturities. The indices do not re-flect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest di-rectly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 /2/Performance for the Class B and Trust Shares, which commenced operations on 3/16/99 and 9/2/97, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).

 Effective 12/1/99, the Classic and Premier Shares were renamed Class A and Trust Shares, respectively.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Tennessee Tax-Exempt Fund+


Portfolio Manager

Sharon Brown
Senior Vice President
AmSouth Funds

Sharon Brown manages three of the
AmSouth Funds: the Tennessee Tax-
Exempt Fund, the Limited Term
Tennessee Tax-Exempt Fund and the
Tax-Exempt Money Market Fund. She
has 22 years of investment
management experience and holds a
bachelor's degree in business
administration from the University
of Tennessee.


PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Tennessee Tax-Exempt Fund holds a portfolio of high-quality Tennessee municipal bonds. The Fund buys only bonds rated "A" and above, while attempting to provide a steady flow of tax-free income. We hold bonds of intermediate duration in our search for higher yields. We generally extend durations slightly as interest rates drop. Average duration is 7 to 12 years."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of 5.26% (Class A Shares at NAV)./1/ In comparison, the Fund's benchmarks, the Lehman Brothers Municipal 10-Year Bond Index and the Merrill Lynch 1-12-Year Municipal Bond Index produced a 6.44% and 6.23% return, respectively.

It is also important to recognize income yield to shareholders. As of January 31, 2001, the Fund's 30-day SEC yield (Class A Shares at NAV) was 3.04%. For investors in the 39.6% federal income tax bracket, that is equivalent to a tax-able yield of 5.03%. (Shareholders who are residents of Tennessee could realize a higher taxable-equivalent yield. The yield percentage is annualized.)

We achieved our objectives while maintaining an average credit quality of AA (as rated by Standard & Poor's). As of January 31, 2001, the Fund's weighted average maturity was 8.01 years.++

Q. What factors affected your performance?

A. This was a very good period for municipal bonds in general, and for our Fund in particular. Tennessee residents in higher tax brackets found the tax-free income provided by in-state municipal bonds especially appealing.

Conditions were very favorable for fixed-income securities. Economic growth slowed, inflation remained in check, and the Fed lowered short-term interest rates. In addition, we saw a flight out of stocks and into bonds. As a result, we were able to provide shareholders with capital gains appreciation on the se-curities we owned, as well as income generally free from federal and state tax-es.

In our last report six months ago, we noted that Standard & Poor's, due in part to the state's budget problems, had downgraded the state of Tennessee's credit rating. However, that action seemed to have little effect on the pricing of mu-nicipal securities in the state; the downgrade had been anticipated and the situation stabilized.

In another development, new-issue volume for states in the Southeast, including Tennessee continued to decline, making it difficult to find attractively priced new bonds in which to invest. On the positive side, this helped boost the prices of securities we already owned.

Q. What are a few of your favorite bonds in the Fund?

A. We especially like Metro Nashville bonds yielding 6.50%, due in 2003 (1.64% of net assets). This issue has a short maturity and a high coupon. It is a good defensive holding; if rates rise, it will hold most of its value. A longer fa-vorite is Hamilton County yielding 5.00%, due in 2010 (1.63%). With its longer maturity and longer duration, it will perform well if rates continue to fall.++

Q. What is your outlook for the next six to 12 months?

A. We believe we are going to continue to have some volatility in the market, though municipal bonds might not fluctuate as widely as taxable issues. Howev-er, the tax-free market will continue to suffer from lack of supply; we do not anticipate an increase in supply any time in the near future.

 + The Fund's income may be subject to certain state and local taxes and, de-pending on one's tax status, the federal alternative minimum tax.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 4.00%, was 1.00%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                            AmSouth Tennessee Tax-Exempt Fund+

                                    [GRAPH]

Value of a $10,000 Investment

              AmSouth           AmSouth         AmSouth
             Tennessee         Tennessee       Tennessee     Merrill Lynch      Lehman
             Tax Exempt        Tax Exempt      Tax Exempt     1 to 12 Year       Brothers
           Fund (Class A     Fund (Class B     Fund (Trust     Municipal       Municipal
              Shares)*          Shares)         Shares)       Bond Index     10 Year Index
 1/31/91        9,602            10,000          10,000         10,000           10,000
 2/28/91        9,750            10,143          10,154         10,064           10,086
 3/31/91        9,670            10,052          10,071         10,068           10,081
 4/30/91        9,750            10,130          10,154         10,225           10,220
 5/31/91        9,863            10,248          10,273         10,287           10,297
 6/30/91        9,795            10,156          10,201         10,241           10,285
 7/31/91        9,898            10,261          10,308         10,379           10,393
 8/31/91       10,057            10,417          10,474         10,567           10,533
 9/30/91       10,114            10,469          10,533         10,655           10,694
10/31/91       10,296            10,652          10,723         10,742           10,781
11/30/91       10,250            10,587          10,675         10,756           10,799
12/31/91       10,421            10,756          10,853         10,920           11,030
 1/31/92       10,455            10,782          10,889         10,978           11,053
 2/29/92       10,387            10,704          10,818         10,913           11,036
 3/31/92       10,364            10,678          10,794         10,916           11,019
 4/30/92       10,410            10,717          10,841         11,021           11,124
 5/31/92       10,580            10,874          11,019         11,060           11,254
 6/30/92       10,751            11,043          11,197         11,296           11,449
 7/31/92       11,035            11,330          11,493         11,578           11,825
 8/31/92       10,853            11,134          11,303         11,449           11,685
 9/30/92       10,853            11,121          11,303         11,525           11,782
10/31/92       10,728            10,978          11,173         11,392           11,662
11/30/92       10,978            11,226          11,434         11,669           11,875
12/31/92       10,990            11,239          11,445         11,751           12,013
 1/31/93       11,126            11,369          11,588         11,883           12,216
 2/28/93       11,456            11,695          11,931         12,184           12,663
 3/31/93       11,354            11,578          11,825         12,125           12,478
 4/30/93       11,490            11,708          11,967         12,233           12,597
 5/31/93       11,547            11,760          12,026         12,267           12,641
 6/30/93       11,672            11,877          12,156         12,412           12,890
 7/31/93       11,661            11,851          12,145         12,410           12,922
 8/31/93       11,889            12,073          12,382         12,594           13,190
 9/30/93       12,048            12,229          12,547         12,692           13,353
10/31/93       12,036            12,203          12,536         12,791           13,375
11/30/93       11,900            12,047          12,393         12,677           13,265
12/31/93       12,116            12,256          12,618         12,877           13,548
 1/31/94       12,207            12,347          12,713         13,006           13,714
 2/28/94       11,900            12,021          12,393         12,717           13,339
 3/31/94       11,132            11,239          11,594         12,378           12,829
 4/30/94       11,184            11,278          11,648         12,431           12,990
 5/31/94       11,261            11,343          11,728         12,488           13,074
 6/30/94       11,190            11,265          11,654         12,477           13,018
 7/31/94       11,371            11,447          11,843         12,744           13,236
 8/31/94       11,413            11,473          11,887         12,776           13,287

12/31/94       11,077            11,095          11,537         12,550           12,901
 1/31/95       11,359            11,369          11,831         12,735           13,235
 2/28/95       11,638            11,630          12,121         13,076           13,610
 3/31/95       11,732            11,721          12,219         13,140           13,794
 4/30/95       11,729            11,695          12,215         13,192           13,811
 5/31/95       12,003            11,956          12,501         13,570           14,248
 6/30/95       11,880            11,825          12,373         13,544           14,160
 7/31/95       11,938            11,877          12,433         13,648           14,368
 8/31/95       12,080            12,008          12,581         13,792           14,563
 9/30/95       12,135            12,047          12,638         13,805           14,656
10/31/95       12,277            12,177          12,787         13,920           14,825
11/30/95       12,455            12,347          12,972         14,151           15,024
12/31/95       12,561            12,438          13,082         14,230           15,116
 1/31/96       12,644            12,516          13,168         14,404           15,269
 2/29/96       12,513            12,373          13,032         14,266           15,206
 3/31/96       12,311            12,164          12,821         14,256           15,017
 4/30/96       12,242            12,086          12,750         14,257           14,964
 5/31/96       12,211            12,047          12,717         14,259           14,922
 6/30/96       12,304            12,112          12,814         14,341           15,064
 7/31/96       12,385            12,190          12,899         14,477           15,208
 8/31/96       12,341            12,138          12,853         14,489           15,209
 9/30/96       12,461            12,243          12,978         14,620           15,365
10/31/96       12,596            12,360          13,118         14,760           15,559
11/30/96       12,819            12,568          13,350         14,946           15,874
12/31/96       12,736            12,477          13,264         14,926           15,803
 1/31/97       12,742            12,477          13,270         14,973           15,865
 2/28/97       12,821            12,529          13,352         15,077           16,015
 3/31/97       12,621            12,321          13,144         14,919           15,800
 4/30/97       12,678            12,360          13,203         14,980           15,916
 5/31/97       12,840            12,516          13,373         15,193           16,142
 6/30/97       12,936            12,595          13,472         15,348           16,320
 7/31/97       13,283            12,920          13,834         15,690           16,779
 8/31/97       13,130            12,764          13,674         15,563           16,616
 9/30/97       13,292            12,907          13,843         15,739           16,827
10/31/97       13,363            12,973          13,917         15,802           16,916
11/30/97       13,407            12,999          13,967         15,867           16,994
12/31/97       13,643            13,220          14,214         16,074           17,262
 1/31/98       13,778            13,338          14,357         16,208           17,454
 2/28/98       13,735            13,349          14,301         16,236           17,453
 3/31/98       13,696            13,314          14,277         16,257           17,441
 4/30/98       13,561            13,174          14,139         16,182           17,345

 5/31/98       13,804            13,402          14,396         16,417           17,639
 6/30/98       13,803            13,392          14,398         16,463           17,704
 7/31/98       13,816            13,396          14,414         16,515           17,733
 8/31/98       14,047            13,611          14,658         16,769           18,041
 9/30/98       14,208            13,759          14,830         16,950           18,309
10/31/98       14,205            13,746          14,829         16,972           18,317
11/30/98       14,215            13,747          14,842         16,996           18,372
12/31/98       14,224            13,747          14,855         17,082           18,429
 1/31/99       14,402            13,912          15,030         17,318           18,711
 2/28/99       14,268            13,777          14,908         17,215           18,543
 3/31/99       14,250            13,752          14,892         17,201           18,534
 4/30/99       14,288            13,781          14,934         17,250           18,583
 5/31/99       14,157            13,662          14,801         17,154           18,453
 6/30/99       13,912            13,407          14,548         16,909           18,110
 7/31/99       13,966            13,451          14,607         17,054           18,232
 8/31/99       13,891            13,372          14,532         17,035           18,164
 9/30/99       13,906            13,380          14,535         17,059           18,226
10/31/99       13,776            13,248          14,402         16,967           18,097
11/30/99       13,888            13,350          14,538         17,121           18,295
12/31/99       13,787            13,246          14,435         17,080           18,200
 1/31/00       13,715            13,170          14,363         17,021           18,125
 1/31/00       13,715            13,170          14,363         17,021           18,125
 2/29/00       13,829            13,272          14,484         17,144           18,268
 3/31/00       14,018            13,449          14,685         17,365           18,623
 4/30/00       13,931            13,343          14,580         17,301           18,529
 5/31/00       13,861            13,282          14,524         17,252           18,419
 6/30/00       14,187            13,585          14,867         17,654           18,920
 7/31/00       14,360            13,742          15,050         17,891           19,182
 8/31/00       14,530            13,879          15,214         18,118           19,480
 9/30/00       14,441            13,800          15,137         18,772           19,389
10/31/00       14,577            13,921          15,282         18,942           19,588
11/30/00       14,654            13,984          15,365         19,033           19,695
12/31/00       14,980            14,288          15,709         19,473           20,158
 1/31/01       15,115            14,392          15,836         19,763           20,418

The Class B contingent deferred sales charge (CDSC) is not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply.

Average Annual Total Returns

As of                   Inception        1         5        10
January 31, 2001          Date          Year      Year     Year
----------------------------------------------------------------
Class A Shares*          3/28/94/2/    5.84%     2.78%    4.22%
----------------------------------------------------------------
Class B Shares**         2/28/98/3/    4.28%     2.47%    3.71%
----------------------------------------------------------------
Trust Shares             10/3/97/3/   10.26%     3.76%    4.70%
----------------------------------------------------------------
*  Reflects maximum 4.00% sales charge
** Reflects applicable contingent deffered sales charge (maximum 5.00%).

 The chart above represents a comparison of a hypothetical $10,000 investment from 1/31/91 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Tennessee Tax-Exempt Fund is being measured against the Merrill Lynch 1-12-Year Municipal Bond Index which is unmanaged and is generally representative of municipal bonds with intermediate maturi-ties. The Lehman Brothers Municipal 10-Year Index is an unmanaged index that includes municipal bonds issued within the last five years by municipalities throughout the United States, with maturities of at least one year, but no more than 12 years, and a credit quality of at least Baa. The indices do not reflect the deduction of fees associated with a mutual fund, such as invest-ment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 3/28/94 to 3/12/00 of the ISG Tennessee Tax-Exempt Fund, an open-end investment company that was the prede-cessor fund to the AmSouth Tennessee Tax-Exempt Fund.

 /2/The ISG Tennessee Tax-Exempt Fund commenced operations on 3/28/94, through a transfer of assets from certain collective trust fund ("commingled") ac-counts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the commingled ac-counts for periods dating back to 1/31/91, and prior to the mutual fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securi-ties and Exchange Commission and, therefore, were not subject to the in-vestment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' perfor-mance may have been adversely affected.
 /3/Performance for the Class B and Trust Shares, which commenced operations on 2/24/98 and 10/3/97, respectively, are based on the historical perfor-mance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).


Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 AmSouth Limited Term Tennessee Tax-Exempt Fund+


Portfolio Manager

Sharon Brown
Senior Vice President
AmSouth Funds

Sharon Brown manages three of the
AmSouth Funds: the Tennessee Tax-
Exempt Fund, the Limited Term
Tennessee Tax-Exempt Fund and the
Tax-Exempt Money Market Fund. She
has 22 years of investment
management experience and holds a
bachelor's degree in business
administration from the University
of Tennessee.


PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Limited Term Tennessee Tax-Exempt Fund holds a portfolio of high quality, short term Tennessee municipal bonds. The Fund buys only bonds rated 'A' and above, while attempting to provide a reliable flow of tax free income. By investing in high quality bonds and keeping bond durations short, we strive to limit fluctuations in the Fund's market value."



Q. How did the Fund perform during the period?

A. For the six months ended January 31, 2001, the Fund produced a total return of 4.29% (Class A Shares at NAV)./1/ In comparison, the Fund's benchmark, the Merrill Lynch 3-7-Year Municipal Bond Index, produced a total return of 5.82%.

It is also important to recognize income yield to shareholders. As of January 31, 2001, the Fund's 30-day SEC yield (Class A Shares at NAV) was 2.50%. For investors in the 39.6% federal income tax bracket, that is equivalent to a tax-able yield of 4.14%. (Shareholders who are residents of Tennessee could realize a higher taxable-equivalent yield. The yield percentage is annualized.)

We achieved our objectives while maintaining an average credit quality of AA (as rated by Standard & Poor's). As of January 31, 2001, the Fund's weighted average maturity was 4.1 years.++

Q. What factors affected your performance?

A. This was a very good period for municipal bonds in general, and for our Fund in particular. Tennessee residents in higher tax brackets found the tax-free income provided by in-state municipal bonds especially appealing.

Conditions were very favorable for fixed-income securities. Economic growth slowed; inflation remained in check; and the Fed lowered short-term interest rates. In addition, we saw a shift out of stocks, and into bonds. As a result, we were able to provide shareholders with capital gains appreciation on the se-curities we owned, as well as income generally free from federal and state tax-es.

In our last report six months ago, we noted that Standard & Poor's, due in part to the state's budget problems, had downgraded the state of Tennessee's credit rating. However, that action seemed to have little effect on the pricing of mu-nicipal securities in the state; the downgrade had been anticipated, and the situation stabilized.

In another development, new-issue volume for states in the Southeast, including Tennessee continued to decline, making it difficult to find attractively priced new bonds in which to invest. On the positive side, this helped boost the prices of securities we already owned.

Q. What are a few of your favorite bonds in the Fund?

A. Among our holdings, we especially like State of Tennessee bonds yielding 6.50%, due in 2003 (5.20% of net assets). This is a defensive bond with a good coupon and a relatively short maturity. The lack of supply of such bonds has produced good performance, as well as relatively generous income. Another of our favorites is a Williamson County security yielding 5.00%, due in 2007 (7.15%). This bond has a lower coupon with a longer maturity. With rates drop-ping, this holding has performed very well for us.++

Q. What is your outlook for the next six to 12 months?

A. We believe we are going to continue to have some volatility in the market, though municipal bonds might not fluctuate as widely as taxable issues. Howev-er, the tax-free market will continue to suffer from lack of supply; we do not anticipate an increase in supply any time in the near future.

 + The Fund's income may be subject to certain state and local taxes and, de-pending on one's tax status, the federal alternative minimum tax.

 /1/The Fund's Class A Shares' six-month return, with the maximum sales charge of 4.00%, was 0.10%. For the same period, the total return set forth re-flected the waiver of a portion of the fees, without which total return would have been lower.

 ++The Fund's portfolio composition is subject to change.

                                AmSouth Limited Term Tennessee Tax-Exempt Fund

                                    [GRAPH]

Value of a $10,000 Investment

              AmSouth Limited Term          AmSouth Limited Term
            Tennessee Tax Exempt Fund     Tennessee Tax Exempt Fund      Merrill Lynch 3-
7 Year
                (Class A Shares)*             (Class B Shares)            Municipal Bond Index
  1/31/91             9,598                        10,000                       10,000
  2/28/91             9,711                        10,101                       10,086
  3/31/91             9,674                        10,063                       10,059
  4/30/91             9,724                        10,101                       10,232
  5/31/91             9,824                        10,201                       10,290
  6/30/91             9,787                        10,151                       10,247
  7/31/91             9,812                        10,164                       10,353
  8/31/91             9,975                        10,327                       10,525
  9/30/91            10,050                        10,403                       10,627
 10/31/91            10,138                        10,478                       10,701
 11/30/91            10,138                        10,465                       10,732
 12/31/91            10,339                        10,667                       10,902
  1/31/92            10,376                        10,704                       10,995
  2/29/92            10,339                        10,654                       10,952
  3/31/92            10,351                        10,654                       10,941
  4/30/92            10,364                        10,654                       11,039
  5/31/92            10,452                        10,742                       11,077
  6/30/92            10,590                        10,868                       11,283
  7/31/92            10,740                        11,019                       11,485
  8/31/92            10,728                        10,994                       11,419
  9/30/92            10,678                        10,931                       11,497
 10/31/92            10,703                        10,956                       11,399
 11/30/92            10,816                        11,057                       11,701
 12/31/92            10,816                        11,044                       11,755
  1/31/93            10,928                        11,157                       11,847
  2/28/93            11,142                        11,371                       12,093
  3/31/93            11,079                        11,296                       12,074
  4/30/93            11,154                        11,358                       12,140
  5/31/93            11,179                        11,371                       12,229
  6/30/93            11,267                        11,459                       12,325
  7/31/93            11,267                        11,447                       12,301
  8/31/93            11,368                        11,535                       12,426
  9/30/93            11,443                        11,610                       12,545
 10/31/93            11,430                        11,585                       12,615
 11/30/93            11,380                        11,522                       12,514
 12/31/93            11,506                        11,635                       12,693
  1/31/94            11,606                        11,736                       12,819
  2/28/94            11,443                        11,560                       12,604
  3/31/94            11,167                        11,270                       12,252
  4/30/94            11,217                        11,308                       12,332
  5/31/94            11,242                        11,321                       12,416
  6/30/94            11,217                        11,296                       12,422
  7/31/94            11,292                        11,358                       12,650
  8/31/94            11,355                        11,409                       12,661
  9/30/94            11,292                        11,333                       12,559
 10/31/94            11,242                        11,283                       12,480
 11/30/94            11,129                        11,157                       12,360
 12/31/94            11,205                        11,220                       12,474
  1/31/95            11,292                        11,296                       12,556
  2/28/95            11,430                        11,434                       12,819
  3/31/95            11,506                        11,497                       12,898
  4/30/95            11,556                        11,535                       12,984
  5/31/95            11,757                        11,723                       13,278
  6/30/95            11,731                        11,686                       13,291
  7/31/95            11,844                        11,799                       13,399
  8/31/95            11,920                        11,862                       13,520
  9/30/95            11,945                        11,874                       13,518
 10/31/95            11,982                        11,899                       13,582
 11/30/95            12,083                        11,987                       13,771
 12/31/95            12,146                        12,038                       13,802

  1/31/96            12,221                        12,113                       13,964
  2/29/96            12,196                        12,075                       13,939
  3/31/96            12,083                        11,950                       13,822
  4/30/96            12,058                        11,912                       13,820
  5/31/96            12,045                        11,899                       13,810
  6/30/96            12,108                        11,950                       13,867
  7/31/96            12,171                        12,000                       13,999
  8/31/96            12,146                        11,962                       14,019
  9/30/96            12,221                        12,025                       14,114
 10/31/96            12,321                        12,113                       14,243
 11/30/96            12,459                        12,239                       14,408
 12/31/96            12,409                        12,176                       14,391
  1/31/97            12,459                        12,226                       14,423
  2/28/97            12,547                        12,302                       14,524
  3/31/97            12,417                        12,164                       14,379
  4/30/97            12,451                        12,189                       14,407
  5/31/97            12,562                        12,277                       14,578
  6/30/97            12,622                        12,327                       14,748
  7/31/97            12,823                        12,516                       14,999
  8/31/97            12,744                        12,428                       14,904
  9/30/97            12,845                        12,516                       15,058
 10/31/97            12,909                        12,566                       15,115
 11/30/97            12,949                        12,591                       15,173
 12/31/97            13,082                        12,717                       15,324
  1/31/98            13,197                        12,818                       15,442
  2/28/98            13,177                        12,790                       15,464
  3/31/98            13,161                        12,766                       15,487
  4/30/98            13,104                        12,687                       15,424
  5/31/98            13,243                        12,824                       15,622
  6/30/98            13,265                        12,834                       15,663
  7/31/98            13,287                        12,845                       15,719
  8/31/98            13,413                        12,956                       15,945
  9/30/98            13,503                        13,032                       16,094
 10/31/98            13,524                        13,041                       16,128
 11/30/98            13,544                        13,049                       16,146
 12/31/98            13,574                        13,054                       16,235
  1/31/99            13,676                        13,156                       16,427
  2/28/99            13,639                        13,112                       16,370
  3/31/99            13,633                        13,097                       16,382
  4/30/99            13,666                        13,119                       16,437
  5/31/99            13,606                        13,052                       16,372
  6/30/99            13,450                        12,893                       16,186
  7/31/99            13,499                        12,931                       16,321
  8/31/99            13,466                        12,890                       16,325
  9/30/99            13,503                        12,903                       16,321
 10/31/99            13,415                        12,823                       16,286
 11/30/99            13,477                        12,874                       16,386
 12/31/99            13,438                        12,813                       16,343
  1/31/00            13,391                        12,773                       16,314
  2/29/00            13,480                        12,850                       16,380
  3/31/00            13,562                        12,921                       16,536
  4/30/00            13,512                        12,865                       16,488
  5/31/00            13,481                        12,828                       16,484
  6/30/00            13,718                        13,043                       16,815
  7/31/00            13,857                        13,165                       17,011
  8/31/00            13,927                        13,222                       17,191
  9/30/00            13,904                        13,193                       17,160
 10/31/00            13,998                        13,273                       17,283
 11/30/00            14,037                        13,312                       17,355
 12/31/00            14,271                        13,513                       17,690
  1/31/01            14,451                        13,680                       18,000

The Class B contingent deferred sales charge (CDSC) is not included in the above graph, since the performance is for more that six years and the CDSC would no longer apply.

-------------------------------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------------------------------
As of                  Inception        1          5            10
January 31, 2001*        Date         Year        Year         Year
-------------------------------------------------------------------------------
Class A Shares*        2/28/97/2/     3.62%       2.56%        3.75%
-------------------------------------------------------------------------------
Class B Shares**       2/3/98/3/      2.10%       2.10%        3.18%
-------------------------------------------------------------------------------
 * Reflects 4.00% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).

 The chart above represents a comparison of a hypothetical $10,000 investment from 1/31/91 to 1/31/01 in the indicated share class versus a similar invest-ment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 The performance of the AmSouth Limited Term Tennessee Tax-Exempt Fund is mea-sured against the Merrill Lynch 3-7-Year Municipal Bond Index, an unmanaged index that is generally representative of municipal bonds with intermediate maturities. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can in-vest in its underlying securities. During the period shown, the Advisor waived and/or voluntarily reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.

 The quoted returns reflect the performance from 2/28/97 to 3/12/00 of the ISG Limited Term Tennessee Tax-Exempt Fund, an open-end investment company that was the predecessor fund to the AmSouth Limited Term Tennessee Tax-Exempt Fund.

 /2/The ISG Limited Term Tennessee Tax-Exempt Fund commenced operations on
   2/28/97, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using sub-stantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the com-mingled accounts for periods dating back to 1/31/91, and prior to the mu-tual Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' per-formance may have been adversely affected.
 /3/Performance for the Class B Shares, which commenced operations on 2/3/98, respectively, are based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher 12b-1 fees and the contingent deferred sales charge (CDSC).


Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 The AmSouth Money Market Funds


Portfolio Manager

John Mark McKenzie, Senior Vice
President
Sharon Brown, Senior Vice President
AmSouth Funds


John Mark has more than 14 years of  law degree from the University of
investment management experience.    Mississippi School of Law.Sharon
In addition to managing the AmSouth  Brown manages three of the AmSouth
Limited Term U.S. Government Fund,   Funds: the Tennessee Tax-Exempt
he co-manages the AmSouth            Fund, the Limited Term Tennessee
Government Income Fund and manages   Tax-Exempt Fund and the Tax-Exempt
four of the AmSouth Money Market     Money Market Fund. She has
Funds: U.S. Treasury, Treasury       22 years of investment management
Reserve, Prime and Institutional     experience and holds a bachelor's
Prime Obligations. He holds          degree in business administration
bachelors' degrees in banking and    from the University of Tennessee.
finance, and he earned a

Q. What factors affected the performance of the money market funds?

A. The Fed's decision to cut short-term interest rates twice in January helped produce a dramatic drop in yields available from the types of securities we buy. Our yields are still very competitive, but appreciably lower than they were six months ago.

In addition, the rating agencies Moody's and Standard & Poor's began to down-grade corporate commercial paper more vigorously than we had seen since 1991. This made it more difficult for us to find corporate securities that met our stringent standards for relative safety and stability. Therefore, we allocated more of the Prime and Institutional Funds assets to overnight repurchase posi-tions, which helped us emphasized our high credit quality.

 . As of January 31, 2001, the Prime Fund's weighted average maturity was 35 days, compared to 39 days on July 31, 2000, and 37 days on January 31, 2000.++

 . As of January 31, 2001, the U.S. Treasury Fund's weighted average maturity was 53 days, compared to 56 days on July 31, 2000, and 57 days on January 31, 2000.++

 . As of January 31, 2001, the Tax-Exempt Fund's+ weighted average maturity was
  78 days, compared to 87 days on July 31, 2000, and 51 days on January 31, 2000.++

 . As of January 31, 2001, the Treasury Reserve Fund's weighted average maturity was 47 days, compared to 54 days on July 31, 2000, and 47 days on January 31, 2000.++

 . As of January 31, 2001, the Institutional Prime Obligations Fund's weighted average maturity was 34 days, compared to 31 days on July 31, 2000, and 34 days on January 31, 2000.++

 + The Fund's income may be subject to certain state and local taxes and, de-pending on one's tax status, the federal alternative minimum tax.

 ++The composition of the Fund's holdings is subject to change.

 Investments in the Prime Obligations, the U.S. Treasury, the Tax-Exempt, Treasury Reserve and the Institutional Prime Obligations Money Market Funds are neither insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The total re-turn set forth may reflect the waiver of a portion of a Fund's advisory or administrative fees for certain periods since the inception date. In such in-stances, and without waiver of fees, total return would have been lower.


Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Value Fund                                                      January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks (99.3%)

                                                                        Market
                                                              Shares    Value
                                                             --------- --------

Aerospace/Defense (0.3%)
Boeing Co. .................................................    10,188 $    596
General Dynamics Corp. .....................................     9,600      682
Northrop Grumman Corp. .....................................     6,800      589
                                                                       --------
                                                                          1,867
                                                                       --------
Automotive (0.1%)
Ford Motor Co. .............................................    61,188      840
                                                                       --------
Automotive Parts (0.7%)
Delphi Automotive Systems Corp. ............................    15,076      223
Genuine Parts Co. ..........................................   160,000    4,057
                                                                       --------
                                                                          4,280
                                                                       --------
Banking (7.0%)
Bank of America Corp. ......................................   277,184   14,918
First Union Corp. ..........................................   180,000    6,107
Firstar Corp. ..............................................    12,000      283
PNC Financial Service Group.................................    11,000      814
Washington Mutual, Inc. ....................................   465,200   22,447
                                                                       --------
                                                                         44,569
                                                                       --------
Business Services (3.9%)
Modis Professional Services, Inc. (b)....................... 2,369,800   15,404
Reynolds & Reynolds Co., Class A............................   459,000    9,685
                                                                       --------
                                                                         25,089
                                                                       --------
Chemicals -- Speciality (2.6%)
Dow Chemical Co. ...........................................     7,800      268
Engelhard Corp. ............................................   706,300   15,927
Polyone Corp. ..............................................    45,300      371
Rohm & Haas Co. ............................................     4,200      151
                                                                       --------
                                                                         16,717
                                                                       --------
Computer Hardware (5.2%)
Compaq Computer Corp. ......................................   633,100   15,011
Hewlett-Packard Co. ........................................     6,400      235
IBM Corp. ..................................................   160,000   17,920
                                                                       --------
                                                                         33,166
                                                                       --------
Computer Software (5.3%)
Computer Associates International, Inc. ....................   720,000   25,927
Keane, Inc. (b).............................................   483,400    8,145
                                                                       --------
                                                                         34,072
                                                                       --------
Computers & Peripherals (2.8%)
Cabletron Systems, Inc. (b).................................   870,000   17,922
                                                                       --------
Electrical & Electronic (3.2%)
Avnet, Inc. ................................................   750,000   20,618
Rockwell International Corp. ...............................     3,100      146
                                                                       --------
                                                                         20,764
                                                                       --------
Financial Services (4.0%)
Citigroup, Inc. ............................................    22,732    1,272
Dun & Bradstreet Corp. .....................................   215,000    5,397
Equifax, Inc. ..............................................   185,000    5,485
Freddie Mac ................................................    10,000      610
H & R Block, Inc. ..........................................     5,600      243
J.P. Morgan Chase & Co. ....................................    13,500      742
Lehman Brothers Holdings, Inc. .............................    18,800    1,547

 Common Stocks, continued

                                                                        Market
                                                              Shares    Value
                                                             --------- --------

Financial Services, continued
Moody's Corp. ..............................................   298,000 $  8,344
Morgan Stanley Dean Witter & Co. ...........................    11,600      983
Pulte Corp. ................................................    15,200      524
The Bear Stearns Co., Inc. .................................    10,143      626
                                                                       --------
                                                                         25,773
                                                                       --------
Food Products, Processing & Packaging (2.8%)
International Flavors & Fragrances, Inc. ...................    25,000      552
Sara Lee Corp. .............................................   616,000   13,083
Sensient Technologies Corp. ................................   205,000    4,578
                                                                       --------
                                                                         18,213
                                                                       --------
Forest & Paper Products (4.2%)
Georgia Pacific Corp. ......................................   105,100    3,249
International Paper Co. ....................................   200,000    7,730
Weyerhauser Co. ............................................   175,000    9,188
Willamette Industries, Inc. ................................   145,000    6,845
                                                                       --------
                                                                         27,012
                                                                       --------
Health Care (2.3%)
HCA-The Healthcare Co. .....................................    22,500      842
Health Management Assoc., Inc., Class A.....................   506,953    8,177
HEALTHSOUTH Corp. (b).......................................    42,740      639
UnitedHealth Group, Inc. ...................................    91,600    5,167
                                                                       --------
                                                                         14,825
                                                                       --------
Household Products/Wares (0.1%)
Fortune Brands, Inc. .......................................     5,000      160
Newell Rubbermaid, Inc. ....................................    76,075      354
                                                                       --------
                                                                            514
                                                                       --------
Insurance (8.1%)
ACE Ltd. ...................................................    90,000    3,330
American General Corp. .....................................     4,100      312
American International Group, Inc. .........................     5,550      472
Chubb Corp. ................................................   175,000   12,600
Marsh & McLennan Cos., Inc. ................................   125,000   13,519
St. Paul Cos., Inc. ........................................   435,000   20,889
                                                                       --------
                                                                         51,122
                                                                       --------
Machinery & Equipment (0.0%)
Ingersoll Rand Co. .........................................     4,050      179
                                                                       --------
Medical Supplies (4.2%)
C.R. Bard, Inc. ............................................   320,000   14,796
DENTSPLY International, Inc. ...............................   250,000    8,641
Guidant Corp. (b)...........................................    65,000    3,218
                                                                       --------
                                                                         26,655
                                                                       --------
Metals & Mining (0.1%)
Alcoa, Inc. ................................................     9,800      360
                                                                       --------
Newspapers (1.9%)
Gannett Co., Inc. ..........................................   191,000   12,289
                                                                       --------
Oil & Gas Exploration, Production, & Services (14.2%)
BP Amoco PLC, ADR ..........................................     6,396      329
Burlington Resources, Inc. .................................   153,000    6,472
Chevron Corp. ..............................................     4,200      350

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Value Fund                                                      January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks, continued

                                                                       Market
                                                             Shares     Value
                                                            --------- ---------

Oil & Gas Exploration, Production, & Services, continued
Exxon Mobil Corp. .........................................     9,836 $     828
Kerr-McGee Corp. ..........................................   250,000    16,166
Noble Affiliates, Inc. ....................................   200,000     8,472
Royal Dutch Petroleum Co. .................................    15,300       923
Sunoco, Inc. ..............................................   420,000    13,440
Texaco, Inc. ..............................................   241,700    14,841
Ultramar Diamond Shamrock Corp. ...........................   495,000    14,147
USX-Marathon Group.........................................   521,600    14,271
                                                                      ---------
                                                                         90,239
                                                                      ---------
Pharmaceuticals (4.6%)
Baxter International, Inc. ................................   180,000    15,818
Pharmacia Corp. ...........................................   244,450    13,694
                                                                      ---------
                                                                         29,512
                                                                      ---------
Photography & Imaging (0.0%)
Eastman Kodak Co. .........................................     6,000       262
                                                                      ---------
Railroads (0.1%)
Union Pacific Corp. .......................................     7,800       413
                                                                      ---------
Retail (5.3%)
CVS Corp. .................................................   190,000    11,248
May Department Stores Co. .................................   262,500    10,224
Target Corp. ..............................................   323,000    12,268
The Limited, Inc. .........................................     6,800       140
                                                                      ---------
                                                                         33,880
                                                                      ---------
Telecommunications -- Equipment (2.0%)
Harris Corp. ..............................................    45,000     1,359
Lucent Technologies, Inc. .................................   590,000    10,974
Nortel Networks Corp., ADR.................................     9,200       352
                                                                      ---------
                                                                         12,685
                                                                      ---------
Toys/Games/Hobbies (0.3%)
Hasbro, Inc. ..............................................   150,000     1,782
                                                                      ---------
Transportation Leasing & Trucking (1.2%)
Ryder System, Inc. ........................................   200,000     3,970
US Freightways Corp. ......................................   105,000     3,885
                                                                      ---------
                                                                          7,855
                                                                      ---------
Travel (0.0%)
Carnival Corp. ............................................     3,200       103
                                                                      ---------

 Common Stocks, continued

                                                                        Market
                                                              Shares    Value
                                                             --------- --------

Utilities -- Electric & Gas (6.1%)
Constellation Energy Group..................................   271,000 $ 10,756
DTE Energy Co. .............................................     9,400      332
Duke Energy Corp. ..........................................     6,264      229
Exelon Corp. ...............................................     6,400      387
FirstEnergy Corp. ..........................................     6,200      173
Public Service Enterprise Group, Inc. ......................    17,000      695
Reliant Energy, Inc. .......................................   108,000    4,072
Southern Co. ...............................................   545,000   15,903
Xcel Energy Inc. ...........................................   263,500    6,711
                                                                       --------
                                                                         39,258
                                                                       --------
Utilities -- Telecommunications (5.8%)
AT&T Corp. .................................................   490,000   11,755
BellSouth Corp. ............................................    75,000    3,161
SBC Communications, Inc. ...................................   145,000    7,011
Verizon Communications .....................................   280,000   15,386
                                                                       --------
                                                                         37,313
                                                                       --------
TOTAL COMMON STOCKS.........................................            629,530
                                                                       --------

 Investment Companies (1.1%)

AmSouth Prime Money Market Fund ............................ 7,154,574    7,155
AmSouth U.S. Treasury Money Market Fund ....................   117,405      117
                                                                       --------
TOTAL INVESTMENT COMPANIES..................................              7,272
                                                                       --------
TOTAL INVESTMENTS
 (Cost $413,531) (a) -- 100.4%..............................            636,802
Liabilities in excess of other assets --  (0.5)%............              3,302
                                                                       --------
NET ASSETS -- 100.0%........................................           $640,104
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation............................................. $236,886
  Unrealized depreciation.............................................  (13,615)
                                                                       --------
  Net unrealized appreciation......................................... $223,271
                                                                       ========

(b) Represents non-income producing securities.
ADR -- American Depository Receipt
PLC -- Public Limited Company

                       See notes to financial statements

AMSOUTH FUNDS
Value Fund (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments, at value (cost $413,531)........................          $636,802
Interest and dividends receivable............................               630
Receivable for capital shares issued.........................                 7
Receivable for investments sold..............................             5,916
Collateral for securities loaned, at fair value..............            78,721
Prepaid expenses and other assets............................                15
                                                                       --------
 Total Assets................................................           722,091
Liabilities:
Payable for investments purchased............................  $ 2,498
Payable for capital shares redeemed..........................      291
Payable upon return of securities loaned.....................   78,721
Accrued expenses and other payables:
 Investment advisory fees....................................      190
 Administration fees.........................................      123
 Distribution fees...........................................       65
 Custodian fees..............................................       14
 Other.......................................................       85
                                                               -------
 Total Liabilities...........................................            81,987
                                                                       --------
Net Assets:
Capital......................................................           394,531
Accumulated net investment income............................                79
Accumulated net realized gains from investment transactions..            22,223
Net unrealized appreciation from investments.................           223,271
                                                                       --------
Net Assets...................................................          $640,104
                                                                       ========
Class A Shares (b)
 Net Assets..................................................          $ 56,962
 Shares outstanding..........................................             2,880
 Redemption price per share..................................          $  19.78
                                                                       ========
Class A Shares -- Maximum Sales Charge.......................              5.50%
                                                                       --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent)......................................................          $  20.93
                                                                       ========
Class B Shares
 Net Assets..................................................          $  8,152
 Shares outstanding..........................................               416
 Offering price per share*...................................          $  19.60
                                                                       ========
Trust Shares (c)
 Net Assets..................................................          $574,990
 Shares outstanding..........................................            29,127
 Offering and redemption price per share.....................          $  19.74
                                                                       ========

---------
* Redemption price per share varies by length of time shares are held.
(a) Formerly AmSouth Equity Fund.
(b) Formerly Classic Shares.
(c) Formerly Premier Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Dividend income...............................................        $  6,511
Income from securities lending................................              78
                                                                      --------
 Total Investment Income......................................           6,589
Expenses:
Investment advisory fees...................................... $2,453
Administration fees...........................................    613
Distribution fees -- Class B Shares...........................     40
Shareholder servicing fees -- Class A
 Shares (b)...................................................     60
Shareholder servicing fees -- Trust Shares (c)................    418
Custodian fees................................................     84
Accounting fees...............................................     12
Transfer agent fees...........................................    105
Other fees....................................................     98
                                                               ------
 Total expenses before voluntary fee reductions...............           3,883
 Expenses voluntarily reduced.................................            (149)
                                                                      --------
 Net expenses.................................................           3,734
                                                                      --------
Net Investment Income.........................................           2,855
                                                                      --------
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions...............          59,168
Change in unrealized appreciation/depreciation from
 investments..................................................          42,141
                                                                      --------
Net realized/unrealized gains from investments................         101,309
                                                                      --------
Change in net assets resulting from operations................        $104,164
                                                                      ========

                       See notes to financial statements

AMSOUTH FUNDS
Value Fund (a)

 Statements of Changes in Net Assets

                                                        Six Months
                                                           Ended    Year Ended
                                                        January 31,  July 31,
                                                           2001        2000
                                                        ----------- ----------
                                                        (Unaudited)
                                                        (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income.................................  $  2,855   $   10,150
 Net realized gains from investment transactions.......    59,168       60,783
 Change in unrealized appreciation/depreciation from
  investments..........................................    42,141     (151,006)
                                                         --------   ----------
Change in net assets resulting from operations.........   104,164      (80,073)
                                                         --------   ----------

Distributions to Class A Shareholders (b):
 From net investment income............................      (215)        (628)
 From net realized gains on investment transactions....    (5,678)      (9,331)
Distributions to Class B Shareholders:
 From net investment income............................       (14)         (51)
 From net realized gains on investment transactions....    (1,012)      (1,626)
Distributions to Trust Shareholders (c):
 From net investment income............................    (2,907)      (9,589)
 From net realized gains on investment transactions....   (73,415)    (123,978)
                                                         --------   ----------
Change in net assets from shareholder distributions....   (83,241)    (145,203)
                                                         --------   ----------
Change in net assets from capital transactions.........     5,173     (204,510)
                                                         --------   ----------
Change in net assets...................................    26,096     (429,786)

Net Assets:
 Beginning of period...................................   614,008    1,043,794
                                                         --------   ----------
 End of period.........................................  $640,104   $  614,008
                                                         ========   ==========

---------
(a)   Formerly AmSouth Equity Fund.
(b)   Formerly Classic Shares.
(c)   Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Value Fund (a)

 Financial Highlights, Class A Shares+

                         Six Months
                            Ended      Year Ended  Year Ended Year Ended Year Ended Year Ended
                         January 31,    July 31,    July 31,   July 31,   July 31,   July 31,
                            2001          2000        1999     1998 (b)     1997       1996
                         -----------   ----------  ---------- ---------- ---------- ----------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 19.54      $ 25.25     $ 24.60    $ 23.35    $  17.62   $  16.75
                           -------      -------     -------    -------    --------   --------
Investment Activities
 Net investment income..      0.08         0.23        0.20       0.21        0.30       0.33
 Net realized and
  unrealized gains
  (losses) from
  investments...........      3.02        (2.21)       3.11       2.54        6.77       1.48
                           -------      -------     -------    -------    --------   --------
 Total from Investment
  Activities............      3.10        (1.98)       3.31       2.75        7.07       1.81
                           -------      -------     -------    -------    --------   --------
Distributions
 Net investment income..     (0.09)       (0.23)      (0.19)     (0.25)      (0.30)     (0.33)
 Net realized gains from
  investment
  transactions..........     (2.77)       (3.50)      (2.47)     (1.25)      (1.04)     (0.61)
                           -------      -------     -------    -------    --------   --------
 Total Distributions....     (2.86)       (3.73)      (2.66)     (1.50)      (1.34)     (0.94)
                           -------      -------     -------    -------    --------   --------
Net change in asset
 value..................      0.24        (5.71)       0.65       1.25        5.73       0.87
                           -------      -------     -------    -------    --------   --------
Net Asset Value, End of
 Period.................   $ 19.78      $ 19.54     $ 25.25    $ 24.60    $  23.35   $  17.62
                           =======      =======     =======    =======    ========   ========
Total Return (excludes
 sales charge)..........     17.21%(c)    (8.19)%     14.92%     12.34%      42.35%     11.09%

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $56,962      $45,255     $70,740    $73,165    $974,985   $374,622
Ratio of expenses to
 average net assets.....      1.34%(d)     1.35%       1.33%      1.19%       1.06%      1.02%
Ratio of net investment
 income to average net
 assets.................      0.77%(d)     1.07%       0.82%      0.89%       1.52%      1.86%
Ratio of expenses to
 average net assets*....      1.35%(d)     1.35%       1.34%      1.19%       1.10%      1.11%
Portfolio turnover**....        18%          17%         18%        17%         24%        19%

 +  Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly AmSouth Equity Fund.
(b) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(c)  Not annualized.
(d)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Value Fund (a)


 Financial Highlights, Class B Shares

                                Six Months
                                   Ended      Year Ended Year Ended Period Ended
                                January 31,    July 31,   July 31,    July 31,
                                   2001          2000       1999      1998 (b)
                                -----------   ---------- ---------- ------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period.......................    $19.41        $25.14    $ 24.55      $23.15
                                  ------        ------    -------      ------
Investment Activities
 Net investment income........      0.02          0.07       0.02        0.09
 Net realized and unrealized
  gains (losses) from
  investments.................      2.98         (2.19)      3.10        2.68
                                  ------        ------    -------      ------
 Total from Investment
  Activities..................      3.00         (2.12)      3.12        2.77
                                  ------        ------    -------      ------
Distributions
 Net investment income........     (0.04)        (0.11)     (0.06)      (0.12)
 Net realized gains from
  investment transactions.....     (2.77)        (3.50)     (2.47)      (1.25)
                                  ------        ------    -------      ------
 Total Distributions..........     (2.81)        (3.61)     (2.53)      (1.37)
                                  ------        ------    -------      ------
Net change in asset value.....      0.19         (5.73)      0.59        1.40
                                  ------        ------    -------      ------
Net Asset Value, End of
 Period.......................    $19.60        $19.41    $ 25.14      $24.55
                                  ======        ======    =======      ======

Total Return (excludes
 redemption charge)...........     16.73%(c)     (8.86)%    14.03%      12.49%(c)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)........................    $8,152        $7,949    $12,394      $7,929
Ratio of expenses to average
 net assets...................      2.09%(d)      2.10%      2.08%       2.11%(d)
Ratio of net investment income
 to average net assets........      0.06%(d)      0.32%      0.05%       0.26%(d)
Ratio of expenses to average
 net assets*..................      2.10%(d)      2.11%      2.09%       2.11%(d)
Portfolio turnover**..........        18%           17%        18%         17%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly AmSouth Equity Fund.
(b) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.
(c)  Not annualized.
(d)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Value Fund (a)



 Financial Highlights, Trust Shares/\/\

                             Six Months
                                Ended       Year Ended  Year Ended Period Ended
                             January 31,     July 31,    July 31,    July 31,
                                2001           2000        1999      1998 (b)
                             -----------    ----------  ---------- ------------
                             (Unaudited)
Net Asset Value, Beginning
 of Period.................   $  19.53       $  25.27    $  24.57    $  22.51
                              --------       --------    --------    --------
Investment Activities
 Net investment income.....       0.09           0.28        0.26        0.28
 Net realized and
  unrealized gains (losses)
  from investments.........       2.99          (2.24)       3.16        3.31
                              --------       --------    --------    --------
 Total from Investment
  Activities...............       3.08          (1.96)       3.42        3.59
                              --------       --------    --------    --------
Distributions
 Net investment income.....      (0.10)         (0.28)      (0.25)      (0.28)
 Net realized gains from
  investment transactions..      (2.77)         (3.50)      (2.47)      (1.25)
                              --------       --------    --------    --------
 Total Distributions.......      (2.87)         (3.78)      (2.72)      (1.53)
                              --------       --------    --------    --------
Net change in asset value..       0.21          (5.74)       0.70        2.06
                              --------       --------    --------    --------
Net Asset Value, End of
 Period....................   $  19.74       $  19.53    $  25.27    $  24.57
                              ========       ========    ========    ========
Total Return...............      17.18%(d)      (8.11)%     15.43%      12.46%(c)

Ratios/Supplemental Data:
Net Assets at end of period
 (000).....................   $574,990       $560,804    $960,660    $947,575
Ratio of expenses to
 average net assets........       1.19%(e)       1.13%       1.08%       1.09%(e)
Ratio of net investment
 income to average net
 assets....................       0.96%(e)       1.30%       1.07%       1.26%(e)
Ratio of expenses to
 average net assets*.......       1.25%(e)       1.15%       1.09%       1.10%(e)
Portfolio turnover**.......         18%            17%         18%         17%

/\  Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly AmSouth Equity Fund.
(b) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 16.52%.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Growth Fund                                                     January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks (97.7%)

                                                                        Market
                                                                 Shares  Value
                                                                 ------ -------

Advertising (2.1%)
Omnicom Group, Inc..............................................  7,600 $   694
                                                                        -------
Aerospace/Defense (2.1%)
Boeing Co. ..................................................... 12,000     702
                                                                        -------
Banking (2.2%)
MBNA Corp. ..................................................... 20,300     735
                                                                        -------
Broadcasting/Cable (2.1%)
Comcast Corp. -- Special Class A (b)............................ 16,100     689
                                                                        -------
Computer Hardware (2.2%)
Sun Microsystems, Inc. (b)...................................... 24,100     737
                                                                        -------
Computer Software & Services (12.3%)
AOL-Time Warner, Inc. .......................................... 15,300     804
Ariba, Inc. (b).................................................  5,700     213
BMC Software, Inc. (b).......................................... 20,000     581
Cisco Systems, Inc. (b)......................................... 13,000     487
Commerce One, Inc. (b).......................................... 21,700     663
EMC Corp........................................................  8,000     608
Oracle Corp. (b)................................................ 23,800     693
                                                                        -------
                                                                          4,049
                                                                        -------
Diversified Manufacturing (2.1%)
Tyco International Ltd. ........................................ 11,000     678
                                                                        -------
Cosmetics/Toiletries (2.5%)
Colgate-Palmolive Co............................................ 13,800     829
                                                                        -------
Electronic Components (10.0%)
Arrow Electronics, Inc. ........................................ 23,700     746
Celestica, Inc. (b)............................................. 11,500     760
Sanmina Corp. (b)............................................... 16,800     817
Tektronix, Inc. (b)............................................. 25,300     974
                                                                        -------
                                                                          3,297
                                                                        -------
Financial Services (7.8%)
Capital One Financial Corp...................................... 10,500     662
Fannie Mae......................................................  6,900     512
Lincoln National Corp. ......................................... 16,900     758
Merrill Lynch & Co., Inc........................................  8,900     645
                                                                        -------
                                                                          2,577
                                                                        -------
Health Care (6.1%)
Cigna Corp. ....................................................  6,000     667
Oxford Health Plans, Inc. (b)................................... 20,400     636
Tenet Healthcare Corp. ......................................... 16,000     698
                                                                        -------
                                                                          2,001
                                                                        -------
Internet Software (4.0%)
Earthlink Network, Inc. (b)..................................... 47,985     402
Symantec Corp. (b).............................................. 17,900     919
                                                                        -------
                                                                          1,321
                                                                        -------
Oil & Gas Exploration, Production, & Services (8.1%)
BJ Services Co..................................................  9,400     736
ENSCO International, Inc........................................ 25,700     926
Rowan Cos., Inc. (b)............................................ 27,700     756
Tidewater, Inc..................................................  5,200     249
                                                                        -------
                                                                          2,667
                                                                        -------

 Common Stocks, continued

                                                                        Market
                                                                 Shares  Value
                                                                 ------ -------

Pharmaceuticals (5.9%)
Cephalon, Inc. (b).............................................. 12,000 $   701
IVAX Corp. (b).................................................. 16,100     559
Pharmacia Corp.................................................. 12,380     694
                                                                        -------
                                                                          1,954
                                                                        -------
Retail (8.7%)
CVS Corp........................................................ 18,000   1,065
Linens 'n Things, Inc. (b)...................................... 29,100   1,041
Toys R Us, Inc. (b)............................................. 28,900     763
                                                                        -------
                                                                          2,869
                                                                        -------
Semiconductors (8.0%)
Atmel Corp. (b)................................................. 48,200     819
Cirrus Logic, Inc. (b).......................................... 15,000     424
Linear Technology Corp.......................................... 10,300     645
Vitesse Semiconductor Corp. (b)................................. 10,300     732
                                                                        -------
                                                                          2,620
                                                                        -------
Telecommunications -- Equipment (7.4%)
JDS Uniphase Corp. (b)..........................................  7,600     417
Polycom, Inc. (b)............................................... 19,000     536
Tellabs, Inc. (b)............................................... 12,000     778
Qwest Communications International, Inc. (b).................... 16,900     711
                                                                        -------
                                                                          2,442
                                                                        -------
Utilities -- Electric & Gas (1.9%)
Williams Cos., Inc.............................................. 16,100     630
                                                                        -------
Utilities -- Telecommunications (2.0%)
Broadwing, Inc. (b)............................................. 23,000     646
                                                                        -------
TOTAL COMMON STOCKS.............................................         32,137
                                                                        -------
TOTAL INVESTMENTS
 (Cost $33,474) (a) -- (97.7%)..................................         32,137
Other assets in excess of liabilities -- (2.3%).................             15
                                                                        -------
NET ASSETS -- (100.0%)..........................................        $32,152
                                                                        =======

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

  Unrealized appreciation............................................. $ 2,603
  Unrealized depreciation.............................................  (3,940)
                                                                       -------
  Net unrealized depreciation......................................... $(1,337)
                                                                       =======

(b)  Represents non-income producing securities.

                       See notes to financial statements

AMSOUTH FUNDS
Growth Fund (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments, at value (cost $33,474)...........................        $32,137
Cash...........................................................            893
Interest and dividends receivable..............................             20
Receivable for capital shares issued...........................              6
Receivable for investments sold................................            137
Collateral for securities loaned, at fair value................          1,805
Prepaid expenses and other assets..............................              3
                                                                       -------
 Total Assets..................................................         35,001

Liabilities:
Payable for investments purchased.............................. $  969
Payable for capital shares redeemed............................     34
Payable upon return of securities loaned.......................  1,805
Accrued expenses and other payables:
 Investment advisory fees......................................     10
 Administration fees...........................................      5
 Distribution fees.............................................      9
 Custodian fees................................................      1
 Other.........................................................     16
                                                                ------
 Total Liabilities.............................................          2,849
                                                                       -------
Net Assets:
Capital........................................................         37,936
Accumulated net investment loss................................           (203)
Accumulated net realized losses from investment transactions...         (4,244)
Net unrealized depreciation from investments...................         (1,337)
                                                                       -------
Net Assets.....................................................        $32,152
                                                                       =======
Class A Shares (b)
 Net Assets....................................................        $ 9,614
 Shares outstanding............................................            937
 Redemption price per share....................................        $ 10.26
                                                                       =======
Class A Shares -- Maximum Sales Charge.........................           5.50%
                                                                       -------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent).....        $ 10.86
                                                                       =======
Class B Shares
 Net Assets....................................................        $ 7,386
 Shares outstanding............................................            744
 Offering price per share*.....................................        $  9.93
                                                                       =======
Trust Shares (c)
 Net Assets....................................................        $15,152
 Shares outstanding............................................          1,461
 Offering and redemption price per share.......................        $ 10.37
                                                                       =======

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly AmSouth Capital Growth Fund.
(b)  Formerly Classic Shares.
(c)  Formerly Premier Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Dividend income..................................................       $   118
Income from securities lending...................................             5
                                                                        -------
 Total Investment Income.........................................           123

Expenses:
Investment advisory fees.........................................  $179
Administration fees..............................................    45
Distribution fees -- Class B Shares..............................    43
Shareholder servicing fees -- Class A Shares.....................    15
Shareholder servicing fees -- Trust Shares.......................    18
Custodian fees...................................................     6
Accounting fees..................................................     2
Transfer agent fees..............................................    26
Other fees.......................................................    14
                                                                   ----
 Total expenses before voluntary fee reductions..................           348
 Expenses voluntarily reduced....................................           (18)
                                                                        -------
 Net expenses....................................................           330
                                                                        -------
Net Investment Loss..............................................          (207)
                                                                        -------
Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions.................        (2,895)
Change in unrealized appreciation/depreciation from investments..        (2,531)
                                                                        -------
Net realized/unrealized losses from investments..................        (5,426)
                                                                        -------
Change in net assets resulting from operations...................       $(5,633)
                                                                        =======

                       See notes to financial statements

AMSOUTH FUNDS
Growth Fund (a)

 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment loss....................................  $   (207)   $  (307)
 Net realized gains (losses) from investment
  transactions..........................................    (2,895)     7,075
 Net change in unrealized appreciation/depreciation from
  investments...........................................    (2,531)    (2,745)
                                                          --------    -------
Change in net assets resulting from operations..........    (5,633)     4,023
                                                          --------    -------
Distributions to Class A Shareholders (b):
 From net realized gains on investment transactions.....    (2,235)      (495)
Distributions to Class B Shareholders:
 From net realized gains on investment transactions.....    (1,646)      (311)
Distributions to Trust Shareholders (c):
 From net realized gains on investment transactions.....    (4,132)      (794)
                                                          --------    -------
Change in net assets from shareholder distributions.....    (8,013)    (1,600)
                                                          --------    -------
Change in net assets from capital transactions..........    (4,589)     8,406
                                                          --------    -------
Change in net assets....................................   (18,235)    10,829
Net Assets:
 Beginning of period....................................    50,387     39,558
                                                          --------    -------
 End of period..........................................  $ 32,152    $50,387
                                                          ========    =======

---------
(a)  Formerly AmSouth Capital Growth Fund.
(b)  Formerly Classic Shares.
(c)  Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Growth Fund (a)

 Financial Highlights, Class A Shares/\

                              Six Months
                                 Ended       Year Ended  Year Ended  Period Ended
                              January 31,     July 31,    July 31,     July 31,
                                 2001           2000        1999     1998 (b)(c)
                              -----------    ----------  ----------  ------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period..................    $14.93        $ 14.04     $ 11.62       $10.00
                                ------        -------     -------       ------
Investment Activities
 Net investment loss........     (0.06)         (0.09)      (0.06)       (0.03)
 Net realized and unrealized
  gains (losses) from
  investments...............     (1.80)          1.53        2.57         1.65
                                ------        -------     -------       ------
 Total from Investment
  Activities................     (1.86)          1.44        2.51         1.62
                                ------        -------     -------       ------
Distributions
 Net realized gains from
  investment transactions...     (2.81)         (0.55)      (0.09)          --
                                ------        -------     -------       ------
 Total Distributions........     (2.81)         (0.55)      (0.09)          --
                                ------        -------     -------       ------
Net change in asset value...     (4.67)          0.89        2.42         1.62
                                ------        -------     -------       ------
Net Asset Value, End of
 Period.....................    $10.26        $ 14.93     $ 14.04       $11.62
                                ======        =======     =======       ======
Total Return (excludes sales
 charge)....................    (11.64)%(d)     10.27%      21.76%       16.20%(d)
Ratios/Supplemental Data:
Net Assets at end of period
 (000)......................    $9,614        $13,665     $14,040       $9,720
Ratio of expenses to average
 net assets.................      1.42%(e)       1.35%       1.23%        1.40%(e)
Ratio of net investment
 income to average net
 assets.....................     (0.59)%(e)     (0.59)%     (0.50)%      (0.42)%(e)
Ratio of expenses to average
 net assets*................      1.47%(e)       1.55%       1.74%        2.37%(e)
Portfolio turnover**........        88%           111%         79%          77%

/\  Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly AmSouth Capital Growth Fund.
(b) For the period from August 3, 1997 (commencement of operations) through July 31, 1998.
(c) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Growth Fund (a)


 Financial Highlights, Class B Shares

                              Six Months
                                 Ended       Year Ended Year Ended Period Ended
                              January 31,     July 31,   July 31,    July 31,
                                 2001           2000       1999      1998 (b)
                              -----------    ---------- ---------- ------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period..................    $14.61         $13.85     $11.54      $ 9.82
                                ------         ------     ------      ------
Investment Activities
 Net investment loss........     (0.09)         (0.19)     (0.12)      (0.06)
 Net realized and unrealized
  gains (losses) from
  investments...............     (1.78)          1.50       2.52        1.78
                                ------         ------     ------      ------
 Total from Investment
  Activities................     (1.87)          1.31       2.40        1.72
                                ------         ------     ------      ------
Distributions
 Net realized gains from
  investment transactions...     (2.81)         (0.55)     (0.09)         --
                                ------         ------     ------      ------
 Total Distributions........     (2.81)         (0.55)     (0.09)         --
                                ------         ------     ------      ------
Net change in asset value...     (4.68)          0.76       2.31        1.72
                                ------         ------     ------      ------
Net Asset Value, End of
 Period.....................    $ 9.93         $14.61     $13.85      $11.54
                                ======         ======     ======      ======
Total Return (excludes
 redemption charge).........    (12.16)%(c)      9.46%     20.96%      17.52%(c)
Ratios/Supplemental Data:
Net Assets at end of period
 (000)......................    $7,386         $9,223     $7,463      $3,477
Ratio of expenses to average
 net assets.................      2.17%(d)       2.10%      1.97%       2.05%(d)
Ratio of net investment
 income to average net
 assets.....................     (1.34)%(d)     (1.34)%    (1.26)%     (1.10)%(d)
Ratio of expenses to average
 net assets*................      2.22%(d)       2.30%      2.48%       3.11%(d)
Portfolio turnover**........        88%           111%        79%         77%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly AmSouth Capital Growth Fund.
(b) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.
(c)  Not annualized.
(d)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Growth Fund (a)


 Financial Highlights, Trust Shares/\

                              Six Months
                                 Ended       Year Ended  Year Ended  Period Ended
                              January 31,     July 31,    July 31,     July 31,
                                 2001           2000        1999     1998 (b)(c)
                              -----------    ----------  ----------  ------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period..................    $ 15.04       $ 14.11     $ 11.65       $ 9.55
                                -------       -------     -------       ------
Investment Activities
 Net investment loss........      (0.06)        (0.06)      (0.02)          --
 Net realized and unrealized
  gains (losses) from
  investments...............      (1.80)         1.54        2.57         2.10
                                -------       -------     -------       ------
 Total from Investment
  Activities................      (1.86)         1.48        2.55         2.10
                                -------       -------     -------       ------
Distributions
 Net realized gains from
  investment transactions...      (2.81)        (0.55)      (0.09)          --
                                -------       -------     -------       ------
 Total Distributions........      (2.81)        (0.55)      (0.09)          --
                                -------       -------     -------       ------
Net change in asset value...      (4.67)         0.93        2.46         2.10
                                -------       -------     -------       ------
Net Asset Value, End of
 Period.....................    $ 10.37       $ 15.04     $ 14.11       $11.65
                                =======       =======     =======       ======
Total Return................     (11.72)%(e)    10.51%      22.05%       16.50%(d)
Ratios/Supplemental Data:
Net Assets at end of period
 (000)......................    $15,152       $27,499     $18,055       $2,824
Ratio of expenses to average
 net assets.................       1.26%(f)      1.15%       0.96%        0.99%(f)
Ratio of net investment
 income to average net
 assets.....................      (0.40)%(f)    (0.40)%     (0.28)%       0.00%(f)
Ratio of expenses to average
 net assets*................       1.37%(f)      1.37%       1.47%        2.05%(f)
Portfolio turnover**........         88%          111%         79%          77%

/\  Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly AmSouth Capital Growth Fund.
(b) For the period from August 3, 1997 (commencement of operations) through July 31, 1998.
(c) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(d) Represents total return based on the activity of Classic Shares for the period from August 4, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 21.99%.
(e)  Not annualized.
(f)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Capital Growth Fund                                             January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks (98.8%)

                                                                        Market
                                                              Shares    Value
                                                             --------- --------

Aerospace/Defense (4.0%)
Boeing Co. .................................................   115,000 $  6,728
United Technologies Corp. ..................................   100,000    7,498
                                                                       --------
                                                                         14,226
                                                                       --------
Banks (3.4%)
Mellon Financial Corp.......................................   112,000    5,219
Northern Trust Corp.........................................    90,000    6,930
                                                                       --------
                                                                         12,149
                                                                       --------
Business Equipment & Services (3.0%)
Cintas Corp. ...............................................   106,000    4,949
Paychex, Inc. ..............................................   122,000    5,505
                                                                       --------
                                                                         10,454
                                                                       --------
Computer Hardware (3.8%)
IBM Corp....................................................    66,500    7,448
Sun Microsystems, Inc. (b)..................................   192,000    5,868
                                                                       --------
                                                                         13,316
                                                                       --------
Computer Software & Services (17.8%)
Adobe Systems, Inc. ........................................    84,500    3,692
AOL-Time Warner, Inc. ......................................    75,000    3,942
Cisco Systems, Inc. (b).....................................   170,000    6,364
DST Systems, Inc. (b).......................................    99,000    5,891
EMC Corp. ..................................................   122,000    9,270
Emulex Corp. (b)............................................    34,000    3,162
Juniper Networks, Inc. (b)..................................    30,000    3,201
Microsoft Corp. (b).........................................   185,000   11,296
Oracle Corp. (b)............................................   210,000    6,116
Sungard Data Systems, Inc. (b)..............................   145,000    7,243
Veritas Software Corp. (b)..................................    34,500    3,273
                                                                       --------
                                                                         63,450
                                                                       --------
Cosmetics/Toiletries (1.7%)
Colgate-Palmolive Co. ......................................   100,000    6,008
                                                                       --------
Data Processing & Reproduction (2.5%)
Automatic Data Processing, Inc. ............................   150,000    8,979
                                                                       --------
Diversified Manufacturing (5.3%)
Corning, Inc. ..............................................    77,600    4,401
General Electric Co. .......................................   151,500    6,969
Tyco International Ltd. ....................................   120,020    7,393
                                                                       --------
                                                                         18,763
                                                                       --------
Educational Services (1.6%)
DeVry, Inc. (b).............................................   167,300    5,700
                                                                       --------
Electronic Components (4.0%)
Altera Corp. (b)............................................   115,000    3,479
QLogic Corp. (b)............................................    65,000    5,720
Solectron Corp. (b).........................................   125,000    4,981
                                                                       --------
                                                                         14,180
                                                                       --------
Financial Services (4.8%)
American Express Co. .......................................   105,000   4 ,946
Citigroup, Inc. ............................................   150,000    8,396
J.P. Morgan Chase & Co. ....................................    65,000    3,574
                                                                       --------
                                                                         16,916
                                                                       --------

 Common Stocks, continued

                                                                        Market
                                                              Shares    Value
                                                             --------- --------

Food Distributors & Wholesalers (2.1%)
Sysco Corp. ................................................   275,200 $  7,408
                                                                       --------
Health Care (0.7%)
Johnson & Johnson...........................................    25,000    2,328
                                                                       --------
Health Care -- Drugs (4.6%)
Amgen, Inc. ................................................   100,000    7,032
Biotech Holders Trust.......................................    16,000    2,436
Cardinal Health, Inc........................................    71,000    6,766
                                                                       --------
                                                                         16,234
                                                                       --------
Insurance (3.4%)
American International Group, Inc...........................    80,000    6,801
Marsh & McLennan Cos., Inc..................................    50,000    5,408
                                                                       --------
                                                                         12,209
                                                                       --------
Medical Equipment & Supplies (3.5%)
Apogent Technologies, Inc. (b)..............................   100,000    2,110
Medtronic, Inc..............................................    64,500    3,483
Stryker Corp. ..............................................   150,000    6,780
                                                                       --------
                                                                         12,373
                                                                       --------
Oil & Gas Exploration, Production, & Services (3.1%)
Enron Corp. ................................................    70,000    5,600
Schlumberger Ltd............................................    68,000    5,222
                                                                       --------
                                                                         10,822
                                                                       --------
Pharmaceuticals (6.7%)
Abbott Laboratories.........................................   110,000    4,935
Elan Corp., PLC.............................................   100,000    5,020
Forest Laboratories, Inc. (b)...............................    89,000    5,959
Pfizer, Inc. ...............................................   131,750    5,949
Schering-Plough Corp........................................    40,000    2,016
                                                                       --------
                                                                         23,879
                                                                       --------
Retail (14.1%)
Best Buy Co., Inc. (b)......................................    60,000    2,988
CVS Corp. ..................................................   145,000    8,584
Dollar Tree Stores, Inc. (b)................................   180,000    5,479
Home Depot, Inc. ...........................................   100,000    4,820
Safeway, Inc. (b)...........................................   122,000    6,182
Target Corp. ...............................................   190,000    7,216
Wal-Mart Stores, Inc........................................   130,000    7,384
Walgreen Co. ...............................................   180,000    7,369
                                                                       --------
                                                                         50,022
                                                                       --------
Semiconductors (4.5%)
Applied Materials, Inc. (b).................................   115,000    5,786
Broadcom Corp. (b)..........................................    22,500    2,474
Intel Corp. ................................................   205,000    7,585
                                                                       --------
                                                                         15,845
                                                                       --------
Technology (2.0%)
Agilent Technologies (b)....................................         1      --*
Novellus Systems, Inc. (b)..................................   150,000    7,256
                                                                       --------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Capital Growth Fund                                             January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks, continued

                                                                        Market
                                                              Shares    Value
                                                             --------- --------

Telecommunications -- Equipment (2.2%)
Ciena Corp. (b).............................................    38,000 $  3,422
JDS Uniphase Corp. (b)......................................    30,000    1,644
Tellabs, Inc. (b)...........................................    40,000    2,593
                                                                       --------
                                                                          7,659
                                                                       --------
TOTAL COMMON STOCKS.........................................            350,176
                                                                       --------

 Investment Companies (1.9%)

AIM Liquid Assets Money Market Fund.........................     2,708        3
AmSouth Prime Money Market Fund............................. 6,598,006    6,598
                                                                       --------
TOTAL INVESTMENT COMPANIES..................................              6,601
                                                                       --------
TOTAL INVESTMENTS
 (Cost $329,252) (a) -- 100.7%..............................            356,777
Liabilities in excess of other
 assets -- (0.7)%...........................................             (2,450)
                                                                       --------
NET ASSETS -- 100.0%........................................           $354,327
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation............................................. $ 47,317
  Unrealized depreciation.............................................  (19,792)
                                                                       --------
  Net unrealized appreciation......................................... $ 27,525
                                                                       ========

(b)  Represents non-income producing securities.
 *  Due to rounding, figure is below thousand-dollar threshold.


                       See notes to financial statements

AMSOUTH FUNDS
Capital Growth Fund (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments, at value (cost $329,252).......................          $356,777
Interest and dividends receivable...........................               185
Receivable for capital shares issued........................                66
Receivable for investments sold.............................             2,540
Receivable from investment adviser..........................                12
Collateral for securities loaned, at fair value.............           110,363
Prepaid expenses and other assets...........................                29
                                                                      --------
 Total Assets...............................................           469,972
Liabilities:
Payable for investments purchased........................... $  4,991
Payable for capital shares redeemed.........................       41
Payable upon return of securities loaned....................  110,363
Accrued expenses and other payables:
 Investment advisory fees...................................      107
 Administration fees........................................       52
 Distribution fees..........................................       38
 Custodian fees.............................................        8
 Other......................................................       45
                                                             --------
 Total Liabilities..........................................           115,645
                                                                      --------
Net Assets:
Capital.....................................................           322,674
Accumulated net investment loss.............................              (878)
Accumulated net realized gains from investment
 transactions...............................................             5,006
Net unrealized appreciation from investments................            27,525
                                                                      --------
Net Assets..................................................          $354,327
                                                                      ========
Class A Shares
 Net Assets.................................................          $ 14,133
 Shares outstanding.........................................             1,074
 Redemption price per share.................................          $  13.16
                                                                      ========
Class A Shares -- Maximum Sales Charge......................              5.50%
                                                                      --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent).....................................................          $  13.93
                                                                      ========
Class B Shares
 Net Assets.................................................          $  9,995
 Shares outstanding.........................................               791
 Offering price per share*..................................          $  12.64
                                                                      ========
Trust Shares (b)
 Net Assets.................................................          $330,199
 Shares outstanding.........................................            25,203
 Offering and redemption price per share....................          $  13.10
                                                                      ========

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly ISG Capital Growth Fund.
(b)  Formerly Institutional Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Dividend income..............................................        $  1,007
Income from securities lending...............................              88
                                                                     --------
 Total Investment Income.....................................           1,095
Expenses:
Investment advisory fees..................................... $1,377
Administration fees..........................................    344
Distribution fees -- Class B Shares..........................     49
Shareholder servicing fees -- Class A Shares.................     19
Shareholder servicing fees -- Trust Shares (b)...............    240
Custodian fees...............................................     48
Accounting fees..............................................      8
Transfer agent fees..........................................     57
Other fees...................................................     60
                                                              ------
 Total expenses before voluntary fee
  reductions/reimbursements..................................           2,202
 Expenses voluntarily reduced/reimbursed.....................            (234)
                                                                     --------
 Net expenses................................................           1,968
                                                                     --------
Net Investment Loss..........................................            (873)
                                                                     --------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions..............           5,768
Change in unrealized appreciation/depreciation from
 investments.................................................         (20,448)
                                                                     --------
Net realized/unrealized losses from investments..............         (14,680)
                                                                     --------
Change in net assets resulting from operations...............        $(15,553)
                                                                     ========

                       See notes to financial statements

AMSOUTH FUNDS
Capital Growth Fund (a)

 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended  Year Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)       1999
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment loss.....................  $   (873)    $   (527)    $   (265)
 Net realized gains from investment
  transactions...........................     5,768       18,488       46,657
Change in unrealized
 appreciation/depreciation from
 investments.............................   (20,448)      (3,450)         466
                                           --------     --------     --------
Change in net assets resulting from
 operations..............................   (15,553)      14,511       46,858
                                           --------     --------     --------
Distributions to Class A Shareholders:
 From net realized gains on investment
  transactions...........................    (1,143)          --       (1,690)
Distributions to Class B Shareholders:
 From net realized gains on investment
  transactions...........................      (798)          --       (1,261)
Distributions to Trust Shareholders (c):
 In excess of net investment income......        --          (35)          --
 From net realized gains on investment
  transactions...........................   (25,149)          --      (39,425)
                                           --------     --------     --------
Change in net assets from shareholder
 distributions...........................   (27,090)         (35)     (42,376)
                                           --------     --------     --------
Change in net assets from capital
 transactions............................    75,123       47,546       74,316
                                           --------     --------     --------
Change in net assets.....................    32,480       62,022       78,798
Net Assets:
 Beginning of period.....................   321,847      259,825      181,027
                                           --------     --------     --------
 End of period...........................  $354,327     $321,847     $259,825
                                           ========     ========     ========

---------
(a)  Formerly ISG Capital Growth Fund.
(b)  For the period from January 1, 2000 through July 31, 2000.
(c)  Formerly Institutional Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Capital Growth Fund (a)

 Financial Highlights, Class A Shares

                         Six Months
                            Ended       Period Ended     Year Ended   Year Ended   Year Ended  Period Ended
                         January 31,      July 31,      December 31, December 31, December 31, December 31,
                            2001          2000 (b)          1999         1998         1997       1996 (c)
                         -----------    ------------    ------------ ------------ ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 14.97        $ 14.37         $ 14.20       $12.80       $11.32      $ 10.00
                           -------        -------         -------       ------       ------      -------
Investment Activities
 Net investment income
  (loss)................     (0.04)         (0.04)          (0.04)       (0.01)        0.06           --
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.61)          0.64            2.97         3.89         3.40         1.32
                           -------        -------         -------       ------       ------      -------
 Total from Investment
  Activities............     (0.65)          0.60            2.93         3.88         3.46         1.32
                           -------        -------         -------       ------       ------      -------
Distributions
 Net investment income..        --             --              --           --        (0.06)          --
 Net realized gains.....     (1.16)            --           (2.76)       (2.48)       (1.92)          --
                           -------        -------         -------       ------       ------      -------
 Total Distributions....     (1.16)            --           (2.76)       (2.48)       (1.98)          --
                           -------        -------         -------       ------       ------      -------
Net change in asset
 value..................     (1.81)          0.60            0.17         1.40         1.48         1.32
                           -------        -------         -------       ------       ------      -------
Net Asset Value, End of
 Period.................   $ 13.16        $ 14.97         $ 14.37       $14.20       $12.80      $ 11.32
                           =======        =======         =======       ======       ======      =======
Total Return (excludes
 sales charge)..........     (4.60)%(d)      4.18%(d)       21.85%       32.05%       30.79%       13.20%(d)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $14,133        $14,137         $10,310       $4,631       $  858      $49,008
Ratio of expenses to
 average net assets.....      1.30%(e)       1.32%(e)        1.32%        1.28%        0.93%        1.20%(e)
Ratio of net investment
 income to average net
 assets.................     (0.64)%(e)     (0.49)%(e)      (0.33)%      (0.19)%       0.42%       (0.02)%(e)
Ratio of expenses to
 average net assets*....      1.35%(e)       1.37%(e)        1.33%        1.29%        1.18%        1.39%(e)
Portfolio turnover**....        49%            91%            178%         152%         116%          69%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly ISG Capital Growth Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from April 1, 1996 (commencement of operations) through December 31, 1996.
(d)  Not annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Capital Growth Fund (a)


 Financial Highlights, Class B Shares

                         Six Months
                            Ended       Period Ended    Year Ended  Period Ended
                         January 31,      July 31,     December 31, December 31,
                            2001          2000 (b)        1999+       1998 (c)
                         -----------    ------------   ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $14.46          $13.93         $13.92       $13.10
                           ------          ------         ------       ------
Investment Activities
 Net investment loss....    (0.08)          (0.09)         (0.14)       (0.05)
 Net realized and
  unrealized gains
  (losses) from
  investments...........    (0.58)           0.62           2.91         3.35
                           ------          ------         ------       ------
 Total from Investment
  Activities............    (0.66)           0.53           2.77         3.30
                           ------          ------         ------       ------
Distributions
 Net realized gains.....    (1.16)             --          (2.76)       (2.48)
                           ------          ------         ------       ------
 Total Distributions....    (1.16)             --          (2.76)       (2.48)
                           ------          ------         ------       ------
Net change in asset
 value..................    (1.82)           0.53           0.01         0.82
                           ------          ------         ------       ------
Net Asset Value, End of
 Period.................   $12.64          $14.46         $13.93       $13.92
                           ======          ======         ======       ======
Total Return (excludes
 redemption charge).....    (4.83)%(d)       3.80%(d)      21.11%       26.86%(d)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $9,995          $8,939         $7,704       $2,854
Ratio of expenses to
 average net assets.....     1.96%(e)        1.96%(e)       1.92%        2.04%(e)
Ratio of net investment
 income to average net
 assets.................    (1.33)%(e)      (1.11)%(e)     (0.93)%      (0.95)%(e)
Ratio of expenses to
 average net assets*....     2.10%(e)        2.07%(e)       1.93%            (f)
Portfolio turnover**....       49%             91%           178%         152%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment income (loss) is based on average shares outstanding during the period.
(a)  Formerly ISG Capital Growth Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 5, 1998 (commencement of operations)through December 31, 1998.
(d)  Not annualized.
(e)  Annualized.
(f)  There was no fee reduction in this period.

                       See notes to financial statements

AMSOUTH FUNDS
Capital Growth Fund (a)


 Financial Highlights, Trust Shares/\

                         Six Months
                            Ended        Period Ended     Year Ended   Year Ended  Period Ended
                         January 31,       July 31,      December 31, December 31, December 31,
                            2001           2000 (b)          1999         1998       1997 (c)
                         -----------     ------------    ------------ ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....  $  14.89         $  14.27        $  14.09     $  12.69     $  14.51
                          --------         --------        --------     --------     --------
Investment Activities
 Net investment income
  (loss)................     (0.03)           (0.02)          (0.01)        0.01         0.02
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.60)            0.64            2.95         3.88         0.10
                          --------         --------        --------     --------     --------
 Total from Investment
  Activities............     (0.63)            0.62            2.94         3.89         0.12
                          --------         --------        --------     --------     --------
Distributions
 Net investment income..        --               --              --        (0.01)       (0.02)
 Net realized gains.....     (1.16)              --           (2.76)       (2.48)       (1.92)
                          --------         --------        --------     --------     --------
 Total Distributions....     (1.16)              --           (2.76)       (2.49)       (1.94)
                          --------         --------        --------     --------     --------
Net change in asset
 value..................     (1.79)            0.62            0.18         1.40        (1.82)
                          --------         --------        --------     --------     --------
Net Asset Value, End of
 Period.................  $  13.10         $  14.89        $  14.27     $  14.09     $  12.69
                          ========         ========        ========     ========     ========
Total Return............     (4.48%)(d)        4.36%(d)       22.09%       32.40%        0.88%(d)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........  $330,199         $298,771        $241,810     $173,542     $141,761
Ratio of expenses to
 average net assets.....      1.11%(e)         1.11%(e)        1.07%        1.02%        0.58%(e)
Ratio of net investment
 income to average net
 assets.................     (0.48)%(e)       (0.26)%(e)      (0.09)%       0.07%        0.80%(e)
Ratio of expenses to
 average net assets*....      1.25%(e)         1.22%(e)        1.08%        1.03%        0.99%(e)
Portfolio turnover**....        49%              91%            178%         152%         116%

/\  Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly ISG Capital Growth Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Large Cap Fund                                                  January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks (98.2%)

                                                                        Market
                                                              Shares    Value
                                                            ---------- --------

Advertising (1.2%)
The Interpublic Group of Companies, Inc....................    200,000 $  8,240
                                                                       --------
Aerospace/Defense (1.7%)
Boeing Co. ................................................    200,000   11,700
                                                                       --------
Beverages (4.1%)
Coca-Cola Co. .............................................    220,000   12,760
PepsiCo, Inc. .............................................    355,000   15,645
                                                                       --------
                                                                         28,405
                                                                       --------
Business Equipment & Services (1.2%)
Paychex, Inc. .............................................    180,000    8,123
                                                                       --------
Computer Hardware (9.5%)
Compaq Computer Corp.......................................    300,000    7,113
Dell Computer Corp. (b)....................................    200,000    5,225
Hewlett-Packard Co.........................................    450,000   16,533
IBM Corp...................................................    200,000   22,399
Network Appliance Corp. (b)................................     60,000    3,218
Sun Microsystems, Inc. (b).................................    360,000   11,003
                                                                       --------
                                                                         65,491
                                                                       --------
Computer Software & Services (8.8%)
BMC Software, Inc. (b).....................................    100,000    2,906
Cisco Systems, Inc. (b)....................................    200,000    7,488
Electronic Data Systems Corp...............................    150,000    8,348
EMC Corp...................................................    165,000   12,538
Microsoft Corp. (b)........................................    250,000   15,265
Oracle Corp. (b)...........................................    500,000   14,563
                                                                       --------
                                                                         61,108
                                                                       --------
Consumer Goods (1.9%)
Gillette Co................................................    200,000    6,324
Procter & Gamble Co. ......................................    100,000    7,184
                                                                       --------
                                                                         13,508
                                                                       --------
Data Processing & Reproduction (2.6%)
Automatic Data Processing, Inc. ...........................    300,000   17,958
                                                                       --------
Diversified Manufacturing (7.4%)
Honeywell International, Inc. .............................    100,000    4,725
Illinois Tool Works, Inc. .................................    150,000    9,825
General Electric Co........................................    400,000   18,400
Tyco International Ltd.....................................    300,000   18,480
                                                                       --------
                                                                         51,430
                                                                       --------
Entertainment (1.5%)
Disney (Walt) Co...........................................    350,000   10,658
                                                                       --------
Financial Services (0.4%)
American Express Co. ......................................     60,000    2,826
                                                                       --------
Food Distributors & Wholesalers (2.3%)
Sysco Corp.................................................    600,000   16,152
                                                                       --------
Food Products, Processing & Packaging (1.5%)
H.J. Heinz Co. ............................................    100,000    4,379
Sara Lee Corp..............................................    300,000    6,372
                                                                       --------
                                                                         10,751
                                                                       --------

 Common Stocks, continued

                                                                        Market
                                                              Shares    Value
                                                            ---------- --------

Health Care (6.7%)
American Home Products Corp................................    300,000 $ 17,730
Johnson & Johnson..........................................    250,000   23,283
UnitedHealth Group Inc. ...................................    100,000    5,641
                                                                       --------
                                                                         46,654
                                                                       --------
Health Care -- Drugs (3.9%)
Amgen, Inc. ...............................................    250,000   17,578
Cardinal Health, Inc.......................................    100,000    9,530
                                                                       --------
                                                                         27,108
                                                                       --------
Household Products/Wares (0.5%)
Clorox Corp................................................    100,000    3,375
                                                                       --------
Insurance (0.4%)
American International Group, Inc..........................     30,000    2,551
                                                                       --------
Machinery & Equipment (2.4%)
Dover Corp. ...............................................    400,000   16,560
                                                                       --------
Media (0.9%)
McGraw Hill Cos., Inc. ....................................    100,000    6,385
                                                                       --------
Medical Equipment & Supplies (3.1%)
IMS Health, Inc. ..........................................    200,000    5,044
Medtronic, Inc.............................................    300,000   16,200
                                                                       --------
                                                                         21,244
                                                                       --------
Office Equipment & Services (1.5%)
Pitney Bowes, Inc..........................................    300,000   10,491
                                                                       --------
Pharmaceuticals (11.5%)
Abbott Laboratories........................................    300,000   13,458
Merck & Co., Inc...........................................    300,000   24,653
Pfizer, Inc................................................    400,000   18,060
Schering-Plough Corp.......................................    450,000   22,680
                                                                       --------
                                                                         78,851
                                                                       --------
Raw Materials (0.7%)
Avery Dennison Corp. ......................................     90,000    4,880
                                                                       --------
Restaurants (2.5%)
McDonald's Corp............................................    600,000   17,610
                                                                       --------
Retail (11.0%)
Albertsons, Inc. ..........................................    100,000    2,835
Dollar General Stores......................................    250,000    4,870
Gap (The), Inc.............................................    250,000    8,150
Home Depot, Inc. ..........................................    375,000   18,074
TJX Cos., Inc. ............................................    330,000   10,230
Wal-Mart Stores, Inc.......................................    300,000   17,040
Walgreen Co................................................    350,000   14,329
                                                                       --------
                                                                         75,528
                                                                       --------
Semiconductors (4.2%)
Applied Materials, Inc. (b)................................    300,000   15,094
Intel Corp.................................................    300,000   11,100
Linear Technology Corp.....................................     50,000    3,131
                                                                       --------
                                                                         29,325
                                                                       --------
Technology (0.5%)
Agilent Technologies (b)...................................     68,652    3,745
                                                                       --------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Large Cap Fund                                                  January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks, continued

                                                                        Market
                                                              Shares    Value
                                                            ---------- --------

Telecommunications --  Equipment (1.7%)
Lucent Technologies, Inc...................................    150,000 $  2,790
Motorola, Inc..............................................    120,000    2,737
Tellabs, Inc. (b)..........................................    100,000    6,481
                                                                       --------
                                                                         12,008
                                                                       --------
Tobacco (0.6%)
Philip Morris Companies, Inc. .............................    100,000    4,400
                                                                       --------
Utilities -- Telecommunications (2.0%)
AT&T Corp..................................................    100,000    2,399
BellSouth Corp.............................................    150,000    6,322
SBC Communications, Inc....................................    110,000    5,319
                                                            ---------- --------
                                                                         14,040
                                                                       --------
TOTAL COMMON STOCKS........................................             681,105
                                                                       --------

 Investment Companies (1.8%)

                                                                        Market
                                                              Shares    Value
                                                            ---------- --------

AIM Liquid Assets Money Market Fund........................      1,239 $      1
AmSouth Prime Money Market Fund............................ 12,702,910   12,703
                                                                       --------
TOTAL INVESTMENT COMPANIES.................................              12,704
                                                                       --------
TOTAL INVESTMENTS
 (Cost $343,867) (a) -- 100.0%.............................             693,809
Other assets in excess of
 liabilities -- 0.0%.......................................                  62
                                                                       --------
TOTAL NET ASSETS -- 100.0%.................................            $693,871
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation............................................. $365,516
  Unrealized depreciation.............................................  (15,574)
                                                                       --------
  Net unrealized appreciation......................................... $349,942
                                                                       ========

(b)  Non-income producing security.

                       See notes to financial statements

AMSOUTH FUNDS
Large Cap Fund (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments, at value (cost $343,867).......................          $693,809
Interest and dividends receivable...........................               370
Receivable for capital shares issued........................               280
Receivable for investments sold.............................               897
Collateral for securities loaned, at fair value.............           244,522
Prepaid expenses and other assets...........................                32
                                                                      --------
 Total Assets...............................................           939,910
Liabilities:
Payable for investments purchased........................... $    863
Payable for capital shares redeemed.........................      148
Payable upon return of securities loaned....................  244,522
Accrued expenses and other payables:
 Investment advisory fees...................................      197
 Administration fees........................................      103
 Distribution fees..........................................       87
 Custodian fees.............................................       16
 Other......................................................      103
                                                             --------
 Total Liabilities..........................................           246,039
                                                                      --------
Net Assets:
Capital.....................................................           320,832
Accumulated net investment loss.............................              (130)
Accumulated net realized gains from investment
 transactions...............................................            23,227
Net unrealized appreciation from investments................           349,942
                                                                      --------
Net Assets..................................................          $693,871
                                                                      ========
Class A Shares
 Net Assets.................................................          $ 78,365
 Shares outstanding.........................................             3,300
 Redemption price per share.................................          $  23.75
                                                                      ========
Class A Shares -- Maximum Sales Charge......................              5.50%
                                                                      --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent).....................................................          $  25.13
                                                                      ========
Class B Shares
 Net Assets.................................................          $ 27,182
 Shares outstanding.........................................             1,169
 Offering price per share*..................................          $  23.26
                                                                      ========
Trust Shares (b)
 Net Assets.................................................          $588,324
 Shares outstanding.........................................            24,749
 Offering and redemption price per share....................          $  23.77
                                                                      ========

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly ISG Large-Cap Equity Fund.
(b)  Formerly Institutional Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Dividend income...............................................        $  3,928
Income from securities lending................................             198
                                                                      --------
 Total Investment Income......................................           4,126
Expenses:
Investment advisory fees...................................... $2,974
Administration fees...........................................    743
Distribution fees -- Class B Shares...........................    130
Shareholder servicing fees -- Class A Shares..................    102
Shareholder servicing fees -- Trust Shares (b)................    477
Custodian fees................................................    103
Accounting fees...............................................     14
Transfer agent fees...........................................    141
Other fees....................................................    115
                                                               ------
 Total expenses before voluntary fee reductions...............           4,799
 Expenses voluntarily reduced.................................            (543)
                                                                      --------
 Net expenses.................................................           4,256
                                                                      --------
Net Investment Loss...........................................            (130)
                                                                      --------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions...............          31,866
Change in unrealized appreciation/depreciation from
 investments..................................................         (39,165)
                                                                      --------
Net realized/unrealized losses from investments...............          (7,299)
                                                                      --------
Change in net assets resulting from operations................        $ (7,429)
                                                                      ========

                       See notes to financial statements

AMSOUTH FUNDS
Large Cap Fund (a)

 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended  Year Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)       1999
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income (loss)............  $    (130)   $   (160)   $     729
 Net realized gains from investment
  transactions...........................     31,866      56,300      205,658
 Change in unrealized
  appreciation/depreciation from
  investments............................    (39,165)    (52,282)     (70,611)
                                           ---------    --------    ---------
Change in net assets resulting from
 operations..............................     (7,429)      3,858      135,776
                                           ---------    --------    ---------
Distributions to Class A Shareholders:
 From net investment income..............         --          --          (73)
 In excess of net investment income......         --         (15)          (1)
 From net realized gains on investment
  transactions...........................    (12,126)         --      (11,381)
Distributions to Class B Shareholders:
 From net realized gains on investment
  transactions...........................    (96,106)         --       (2,572)
Distributions to Trust Shareholders (c):
 From net investment income..............         --          --         (655)
 In excess of net investment income......         --        (236)          (5)
 From net realized gains on investment
  transactions...........................     (3,952)         --     (104,281)
                                           ---------    --------    ---------
Change in net assets from shareholder
 distributions...........................   (112,184)       (251)    (118,968)
                                           ---------    --------    ---------
Change in net assets from capital
 transactions............................     13,623      (7,854)     (57,034)
                                           ---------    --------    ---------
Change in net assets.....................   (105,990)     (4,247)     (40,226)
Net Assets:
 Beginning of period.....................    799,861     804,108      844,334
                                           ---------    --------    ---------
 End of period...........................  $ 693,871    $799,861    $ 804,108
                                           =========    ========    =========

---------
(a)  Formerly ISG Large-Cap Equity Fund.
(b)  For the period from January 1, 2000 through July 31, 2000.
(c)  Formerly Institutional Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Large Cap Fund (a)

 Financial Highlights, Class A Shares

                     Six Months
                        Ended       Period Ended     Year Ended  Period Ended    Year Ended    Year Ended    Year Ended
                     January 31,      July 31,      December 31, February 28,   February 28,  February 28,  February 28,
                        2001          2000(b)           1999       1998 (c)         1998          1997          1996
                     -----------    ------------    ------------ ------------   ------------  ------------  ------------
                     (Unaudited)
Net Asset Value,
 Beginning of
 Period..........      $ 28.14        $ 28.02         $ 27.55      $ 23.01        $  16.68      $  14.49      $  11.41
                       -------        -------         -------      -------        --------      --------      --------
Investment
 Activities
 Net investment
  income (loss)..        (0.02)         (0.01)           0.03         0.05            0.11          0.14          0.16
 Net realized and
  unrealized
  gains (losses)
  from
  investments....        (0.31)          0.14            5.07         5.79            6.48          2.54          3.63
                       -------        -------         -------      -------        --------      --------      --------
 Total from
  Investment
  Activities.....        (0.33)          0.13            5.10         5.84            6.59          2.68          3.79
                       -------        -------         -------      -------        --------      --------      --------
Distributions
 Net investment
  income.........           --             --           (0.03)       (0.05)          (0.11)        (0.14)        (0.17)
 In excess of net
  investment
  income.........           --          (0.01)             --           --              --            --            --
 Net realized
  gains from
  investment
  transactions...        (4.06)            --           (4.60)       (1.25)          (0.15)        (0.35)        (0.54)
                       -------        -------         -------      -------        --------      --------      --------
 Total
  Distributions..        (4.06)         (0.01)          (4.63)       (1.30)          (0.26)        (0.49)        (0.71)
                       -------        -------         -------      -------        --------      --------      --------
Net change in
 asset value.....        (4.39)          0.12            0.47         4.54            6.33          2.19          3.08
                       -------        -------         -------      -------        --------      --------      --------
Net Asset Value,
 End of Period...      $ 23.75        $ 28.14         $ 28.02      $ 27.55        $  23.01      $  16.68      $  14.49
                       =======        =======         =======      =======        ========      ========      ========
Total Return
 (excludes sales
         charge).........        (1.20)%(d)      0.45%(d)       18.85%       25.83%(d)       39.74%        18.79%        33.73%
                      Year Ended
                     February 28,
                         1995
                     -------------
Net Asset Value,
 Beginning of
 Period..........      $  10.87
                     -------------
Investment
 Activities
 Net investment
  income (loss)..          0.16
 Net realized and
  unrealized
  gains (losses)
  from
  investments....          0.71
                     -------------
 Total from
  Investment
  Activities.....          0.87
                     -------------
Distributions
 Net investment
  income.........         (0.16)
 In excess of net
  investment
  income.........
 Net realized
  gains from
  investment
  transactions...         (0.17)
                     -------------
 Total
  Distributions..         (0.33)
                     -------------
Net change in
 asset value.....          0.54
                     -------------
Net Asset Value,
 End of Period...      $  11.41
                     =============
Total Return
 (excludes sales
 charge).........          8.23%

Ratios/Supplemental
 Data:
Net Assets at end
 of period
 (000)...........      $78,365        $81,099         $79,211      $57,772        $715,631      $490,392      $385,145
Ratio of expenses
 to average net
 assets..........         1.25%(e)       1.14%(e)        1.04%        1.03%(e)        0.99%         0.92%         0.94%
Ratio of net
 investment
 income to
 average net
 assets..........        (0.14)%(e)     (0.07)%(e)       0.12%        0.21%(e)        0.54%         0.95%         1.24%
Ratio of expenses
 to average net
 assets*.........         1.35%(e)       1.37%(e)        1.39%        1.03%(e)            (f)           (f)           (f)
Portfolio
 turnover**......            4%            10%             15%           3%              6%            7%           15%
Ratios/Supplemental
 Data:
Net Assets at end
 of period
 (000)...........      $259,998
Ratio of expenses
 to average net
 assets..........          0.95%
Ratio of net
 investment
 income to
 average net
 assets..........          1.54%
Ratio of expenses
 to average net
 assets*.........              (f)
Portfolio
 turnover**......             1%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly ISG Large-Cap Equity Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
(d)  Not annualized.
(e)  Annualized.
(f)  There were no fee reductions in this period.

                       See notes to financial statements

AMSOUTH FUNDS
Large Cap Fund (a)


 Financial Highlights, Class B Shares

                         Six Months
                            Ended       Period Ended     Year Ended  Period Ended
                         January 31,      July 31,      December 31, December 31,
                            2001          2000 (b)         1999 +      1998 (c)
                         -----------    ------------    ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 27.74        $ 27.75         $ 27.54       $25.98
                           -------        -------         -------       ------
Investment Activities
 Net investment income
  (loss)................     (0.10)         (0.13)          (0.23)          --
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.32)          0.12            5.04         1.56
                           -------        -------         -------       ------
 Total from Investment
  Activities............     (0.42)         (0.01)           4.81         1.56
                           -------        -------         -------       ------
Distributions
 Net realized gains from
  investment
  transactions..........     (4.06)            --           (4.60)          --
                           -------        -------         -------       ------
 Total Distributions....     (4.06)            --           (4.60)          --
                           -------        -------         -------       ------
Net change in asset
 value..................     (4.48)         (0.01)           0.21         1.56
                           -------        -------         -------       ------
Net Asset Value, End of
 Period.................   $ 23.26        $ 27.74         $ 27.75       $27.54
                           =======        =======         =======       ======
Total Return (excludes
 redemption charge).....     (1.56)%(d)     (0.04)%(d)      17.78%        6.02%(d)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $27,182        $24,655         $18,584       $  100
Ratio of expenses to
 average net assets.....      2.00%(e)       2.00%(e)        1.98%        1.10%(e)
Ratio of net investment
 income to average net
 assets.................     (0.89)%(e)     (0.93)%(e)      (0.79)%       0.23%(e)
Ratio of expenses to
 average net assets*....      2.10%(e)       2.07%(e)        2.00%        2.11%(e)
Portfolio turnover**....         4%            10%             15%           3%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment income(loss) is based on average shares outstanding during the period.
(a)  Formerly ISG Large-Cap Equity Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from December 15, 1998 (commencement on operations) through December 31, 1998.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Large Cap Fund (a)

 Financial Highlights, Trust Shares/\

                         Six Months
                            Ended        Period Ended     Year Ended  Period Ended
                         January 31,       July 31,      December 31, December 31,
                            2001           2000 (b)          1999       1998 (c)
                         -----------     ------------    ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....  $  28.14         $  28.01        $  27.54     $  25.52
                          --------         --------        --------     --------
Investment Activities
 Net investment income..        --               --            0.03           --
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.31)            0.14            5.07         2.02
                          --------         --------        --------     --------
 Total from Investment
  Activities............     (0.31)            0.14            5.10         2.02
                          --------         --------        --------     --------
Distributions
 Net investment income..        --               --           (0.03)          --
 In excess of net
  investment income.....        --            (0.01)             --           --
 Net realized gains from
  investment
  transactions..........     (4.06)              --           (4.60)          --
                          --------         --------        --------     --------
 Total Distributions....     (4.06)           (0.01)          (4.63)          --
                          --------         --------        --------     --------
Net change in asset
 value..................     (4.37)            0.13            0.47         2.02
                          --------         --------        --------     --------
Net Asset Value, End of
 Period.................  $  23.77         $  28.14        $  28.01     $  27.54
                          ========         ========        ========     ========
Total Return............     (1.12)%(d)       (0.50)%(d)      18.84%        7.92%(d)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........  $588,324         $694,107        $706,313     $786,462
Ratio of expenses to
 average net assets.....      1.10%(e)         1.07%(e)        1.04%        1.04%(e)
Ratio of net investment
 income to average net
 assets.................      0.01%(e)         0.00%(e)        0.11%        0.20%(e)
Ratio of expenses to
 average net assets*....      1.25%(e)         1.22%(e)        1.14%        1.09%(e)
Portfolio turnover**....         4%              10%             15%           3%

 /\ Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly ISG Large-Cap Equity Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Mid Cap Fund                                                    January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks (88.1%)

                                                           Market
                                                 Shares    Value
                                                --------- --------

Cable Television (0.8%)
AT&T Corp -- Liberty Media Group, Class A
 (b)..........................................     40,800 $    690
                                                          --------
Communications Equipment (5.6%)
L-3 Communications Holdings, Inc. (b).........     60,000    4,813
                                                          --------
Computer Software & Services (14.4%)
BEA Systems, Inc. (b) ..........................   40,650    2,680
Eclipsys Corp. (b)............................     45,000    1,103
Parametric Technology Corp. (b)...............    220,000    3,272
Peregrine Systems, Inc. (b)...................     99,300    3,040
Veritas Software Corp. (b)....................     23,575    2,237
                                                          --------
                                                            12,332
                                                          --------
Data Processing & Reproduction (3.0%)
Fiserv, Inc. (b)..............................     50,000    2,591
                                                          --------
Electronic Components (5.4%)
Flextronics International Ltd. (b)............     62,100    2,367
QLogic Corp. (b)..............................     25,350    2,231
                                                          --------
                                                             4,598
                                                          --------
Entertainment (6.6%)
Harrah's Entertainment, Inc...................     93,000    2,732
MGM Mirage, Inc. .............................    100,000    2,915
                                                          --------
                                                             5,647
                                                          --------
Health Care (2.3%)
Health Management Assoc., Inc., Class A (b)...    120,000    1,936
                                                          --------
Human Resources (5.2%)
Heidrick & Struggles International, Inc. (b)..     35,700    1,354
Robert Half International, Inc. ..............    115,200    3,082
                                                          --------
                                                             4,436
                                                          --------
Industrial Goods & Services (5.8%)
SPX Corp......................................      9,550      958
Waters Corp. (b)..............................     54,000    3,970
                                                          --------
                                                             4,928
                                                          --------
Insurance (5.3%)
Chubb Corp....................................     30,000    2,160
Hartford Financial Services Group, Inc........     38,350    2,359
                                                          --------
                                                             4,519
                                                          --------
Medical Equipment & Supplies (2.7%)
Varian Medical Systems, Inc...................     35,000    2,296
                                                          --------
Multimedia (5.3%)
Clear Channel Communications, Inc. ...........     32,100    2,093
Gemstar -- TV Guide International, Inc. (b)...     47,900    2,482
                                                          --------
                                                             4,575
                                                          --------

 Common Stocks, continued

                                                                        Market
                                                              Shares    Value
                                                             --------- --------

Oil & Gas Exploration, Production & Services (11.0%)
Apache Corp. ...............................................    36,000 $  2,074
Nabors Industries, Inc. (b).................................    60,000    3,540
Smith International, Inc. (b)...............................    25,200    1,918
Transocean Sedco Forex, Inc.................................    41,500    1,886
                                                                       --------
                                                                          9,418
                                                                       --------
Pharmaceuticals (5.4%)
ALZA Corp., Class A (b).....................................    76,000    3,147
Genentech, Inc. (b).........................................    24,800    1,469
                                                                       --------
                                                                          4,616
                                                                       --------
Restaurants (3.6%)
Brinker International, Inc. (b).............................   120,000    3,115
                                                                       --------
Retail (5.7%)
Kohls Corp. (b).............................................    40,000    2,840
Tiffany & Co................................................    54,000    2,024
                                                                       --------
                                                                          4,864
                                                                       --------
TOTAL COMMON STOCKS.........................................             75,374
                                                                       --------

 Investment Companies (7.0%)

AmSouth Prime Money Market Fund............................. 3,011,041    3,011
AmSouth U.S. Treasury Money Market Fund..................... 3,005,217    3,005
                                                                       --------
TOTAL INVESTMENT COMPANIES..................................              6,016
                                                                       --------
TOTAL INVESTMENTS
 (Cost $71,600) (a) -- (95.1%)..............................             81,390
Other assets in excess of liabilities -- (4.9%).............              4,227
                                                                       --------
NET ASSETS -- 100.0%........................................           $ 85,617
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.............................................. $14,678
  Unrealized depreciation..............................................  (4,888)
                                                                        -------
  Net unrealized appreciation.......................................... $ 9,790
                                                                        =======

(b)  Represents non-income producing securities.

                       See notes to financial statements

AMSOUTH FUNDS
Mid Cap Fund (a)

 Statement of Assets and Liabilities

                                                              January 31, 2001
                                                                   (Unaudited)
                                                        (Amounts in thousands,
                                                     except per share amounts)
Assets:
Investments, at value (cost $71,600)...............              $      81,390
Cash...............................................                      4,183
Interest and dividends receivable..................                         26
Receivable for capital shares issued...............                        133
Collateral for securities loaned, at fair value....                     31,694
Prepaid expenses and other assets..................                          3
                                                                 -------------
 Total Assets......................................                    117,429
Liabilities:
Payable for capital shares redeemed................ $         19
Payable upon return of securities loaned...........       31,694
Accrued expenses and other payables:
 Investment advisory fees..........................           32
 Administration fees...............................           13
 Distribution fees.................................           18
 Custodian fees....................................            2
 Other.............................................           34
                                                    ------------
 Total Liabilities.................................                     31,812
                                                                 -------------
Net Assets:
Capital............................................                     91,194
Accumulated net investment loss....................                       (640)
Accumulated net realized losses from investment
 transactions......................................                    (14,727)
Net unrealized appreciation from investments.......                      9,790
                                                                 -------------
Net Assets.........................................              $      85,617
                                                                 =============
Class A Shares
 Net Assets........................................              $      15,191
 Shares outstanding................................                      1,033
Redemption price per share.........................              $       14.70
                                                                 =============
Class A Shares -- Maximum Sales Charge.............                       5.50%
                                                                 -------------
 Maximum Offering Price Per Share (100%/(100%--
  Maximum Sales Charge) of net asset value adjusted
  to the nearest cent).............................              $       15.56
                                                                 =============
Class B Shares
 Net Assets........................................              $      13,883
 Shares outstanding................................                        956
 Offering price per share*.........................              $       14.52
                                                                 =============
Trust Shares (b)
 Net Assets........................................              $      56,543
 Shares outstanding................................                      3,834
 Offering and redemption price per share...........              $       14.75
                                                                 =============

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly ISG Mid-Cap Fund.
(b)  Formerly Institutional Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income.................................................      $     44
Dividend income.................................................            40
Income from securities lending..................................            15
                                                                      --------
 Total Investment Income........................................            99
Expenses:
Investment advisory fees........................................ $464
Administration fees.............................................   95
Distribution fees -- Class B Shares.............................   71
Shareholder servicing fees -- Class A Shares....................   18
Shareholder servicing fees -- Trust Shares (b)..................   48
Custodian fees..................................................   13
Transfer agent fees.............................................   38
Other fees......................................................   32
                                                                 ----
 Total expenses before voluntary fee reductions.................           779
 Expenses voluntarily reduced...................................           (40)
                                                                      --------
 Net expenses...................................................           739
                                                                      --------
Net Investment Loss.............................................          (640)
                                                                      --------
Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions................       (10,772)
Change in unrealized appreciation/depreciation from
 investments....................................................          (129)
                                                                      --------
Net realized/unrealized losses from investments.................       (10,901)
                                                                      --------
Change in net assets resulting from operations..................      $(11,541)
                                                                      ========

                       See notes to financial statements

AMSOUTH FUNDS
Mid Cap Fund (a)

 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended Period Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)     1999 (c)
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment loss.....................  $   (640)    $  (515)     $  (155)
 Net realized losses from investment
  transactions...........................   (10,772)     (3,386)        (570)
 Change in unrealized
  appreciation/depreciation from
  investments............................      (129)     (2,489)      12,408
                                           --------     -------      -------
Change in net assets resulting from
 operations..............................   (11,541)     (6,390)      11,683
                                           --------     -------      -------
Change in net assets from capital
 transactions............................     9,014      52,813       30,038
                                           --------     -------      -------
Change in net assets.....................    (2,527)     46,423       41,721
Net Assets:
 Beginning of period.....................    88,144      41,721           --
                                           --------     -------      -------
 End of period...........................  $ 85,617     $88,144      $41,721
                                           ========     =======      =======

---------
(a)  Formerly ISG Mid-Cap Fund.
(b)  For the period from January 1, 2000 through July 31, 2000.
(c)  Formerly Institutional Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Mid Cap Fund (a)

 Financial Highlights, Class A Shares

                                   Six Months
                                      Ended       Period Ended    Period Ended
                                   January 31,      July 31,      December 31,
                                      2001         2001 (b)+       1999 (c)+
                                   -----------    ------------    ------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period...........................   $ 16.67        $ 17.33          $10.00
                                     -------        -------          ------
Investment Activities
 Net investment loss..............     (0.09)         (0.13)          (0.14)
 Net realized and unrealized gains
  (losses) from investments.......     (1.88)         (0.53)           7.47
                                     -------        -------          ------
 Total from Investment
  Activities......................     (1.97)         (0.66)           7.33
                                     -------        -------          ------
Net change in asset value.........     (1.97)         (0.66)           7.33
                                     -------        -------          ------
Net Asset Value, End of Period....   $ 14.70        $ 16.67          $17.33
                                     =======        =======          ======
Total Return (excludes sales
 charge)..........................    (11.82)%(d)     (3.81)%(d)      73.30%(d)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)............................   $15,191        $11,536          $2,357
Ratio of expenses to average net
 assets...........................      1.58%(e)       1.62%(e)        2.28%(e)
Ratio of net investment income to
 average net assets...............     (1.36)%(e)     (1.27)%(e)      (1.62)%(e)
Ratio of expenses to average net
 assets*..........................      1.63%(e)       1.65%(e)        2.29%(e)
Portfolio turnover**..............        44%            39%             20%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment loss is based on average shares outstanding during the period.
(a)  Formerly ISG Mid-Cap Fund.
(b)  For the period from January 1, 2000 through July 31, 2000.
(c) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

 Financial Highlights, Class B Shares

                                   Six Months
                                      Ended       Period Ended    Period Ended
                                   January 31,      July 31,      December 31,
                                      2001         2000 (b)+       1999 (c)+
                                   -----------    ------------    ------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period...........................   $ 16.52        $ 17.28          $10.00
Investment Activities
 Net investment loss..............     (0.16)         (0.20)          (0.19)
 Net realized and unrealized gains
  (losses) from investments.......     (1.84)         (0.56)           7.47
                                     -------        -------          ------
 Total from Investment
  Activities......................     (2.00)         (0.76)           7.28
                                     -------        -------          ------
Net change in asset value.........     (2.00)         (0.76)           7.28
                                     -------        -------          ------
Net Asset Value, End of Period....   $ 14.52        $ 16.52          $17.28
                                     =======        =======          ======
Total Return (excludes redemption
 charge)..........................    (12.11)%(d)     (4.40)%(d)      72.80%(d)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)............................   $13,883        $12,912          $2,177
Ratio of expenses to average net
 assets...........................      2.33%(e)       2.33%(e)        2.86%(e)
Ratio of net investment income to
 average net assets...............     (2.11)%(e)     (2.00)%(e)      (2.17)%(e)
Ratio of expenses to average net
 assets*..........................      2.38%(e)       2.37%(e)        2.86%(e)
Portfolio turnover**..............        44%            39%             20%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment loss is based on average shares outstanding during the period.
(a)  Formerly ISG Mid-Cap Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Mid Cap Fund (a)

 Financial Highlights, Trust Shares/\

                                   Six Months
                                      Ended       Period Ended    Period Ended
                                   January 31,      July 31,      December 31,
                                      2001         2000 (b)+       1999 (c)+
                                   -----------    ------------    ------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period...........................   $ 16.70        $ 17.37         $ 10.00
                                     -------        -------         -------
Investment Activities
 Net investment loss..............     (0.10)         (0.11)          (0.12)
 Net realized and unrealized gains
  (losses) from investments.......     (1.85)         (0.56)           7.49
                                     -------        -------         -------
 Total from Investment
  Activities......................     (1.95)         (0.67)           7.37
                                     -------        -------         -------
Net change in asset value.........     (1.95)         (0.67)           7.37
                                     -------        -------         -------
Net Asset Value, End of Period....   $ 14.75        $ 16.70         $ 17.37
                                     =======        =======         =======
Total Return......................    (11.68)%(d)     (3.86)%(d)      73.70%(d)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)............................   $56,543        $63,696         $37,186
Ratio of expenses to average net
 assets...........................      1.43%(e)       1.46%(e)        2.18%(e)
Ratio of net investment income to
 average net assets...............     (1.22)%(e)     (1.08)%(e)      (1.47)%(e)
Ratio of expenses to average net
 assets*..........................      1.53%(e)       1.53%(e)        2.18%(e)
Portfolio turnover**..............        44%            39%             20%

/\  Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment loss is based on average shares outstanding during the period.
(a)  Formerly ISG Mid-Cap Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Small Cap Fund                                                  January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks (94.6%)

                                                            Shares or
                                                            Principal   Market
                                                              Amount    Value
                                                            ---------- --------

Airlines (2.1%)
Frontier Airlines, Inc. (b)................................    117,200 $  3,875
                                                                       --------
Computer Software (3.4%)
Carreker Corp. (b).........................................    125,700    3,229
F.Y.I., Inc. (b)...........................................     25,700      842
Galileo International, Inc. ...............................    106,700    2,198
                                                                       --------
                                                                          6,269
                                                                       --------
Computers & Peripherals (4.1%)
Advanced Digital Info. Corp. (b)...........................    151,900    3,551
Avocent Corp. (b)..........................................    102,619    3,181
Mercury Computer Systems, Inc. (b).........................     16,600      887
                                                                       --------
                                                                          7,619
                                                                       --------
Construction (7.6%)
Centex Corp................................................    130,600    5,334
Lennar Corp................................................    135,400    4,983
Toll Brothers, Inc. (b)....................................    106,300    3,699
                                                                       --------
                                                                         14,016
                                                                       --------
Educational Services (1.8%)
Career Education Corp. (b).................................     33,000    1,403
Education Management Corp. (b).............................     63,800    1,993
                                                                       --------
                                                                          3,396
                                                                       --------
Electrical & Electronic (4.1%)
Mentor Graphics Corp. (b)..................................    237,500    6,710
Planar Systems, Inc. (b)...................................     30,700      940
                                                                       --------
                                                                          7,650
                                                                       --------
Financial Services (13.0%)
Affiliated Managers Group, Inc. (b)........................     27,700    1,704
AmeriCredit Corp. (b)......................................    184,600    6,525
East-West Bancorp, Inc. ...................................    113,400    2,629
Everest Re Group, Ltd. ....................................     55,600    3,191
Greater Bay Bancorp........................................    109,800    4,056
Southwest Bank of Texas, Inc. (b)..........................     40,800    1,747
Waddell & Reed Financial, Inc., Class A....................    115,650    4,112
                                                                       --------
                                                                         23,964
                                                                       --------
Health Care (8.3%)
Apria Healthcare Group, Inc. (b)...........................    130,000    3,503
Coventry Health Care, Inc. (b).............................     85,900    1,557
Humana, Inc. (b)...........................................    142,100    1,698
LifePoint Hospitals, Inc. (b)..............................    100,900    3,317
Oxford Health Plans, Inc. (b)..............................     79,000    2,464
Sunrise Assisted Living, Inc. (b)..........................    135,500    2,727
                                                                       --------
                                                                         15,266
                                                                       --------
Manufacturing (4.6%)
BE Aerospace, Inc. (b).....................................    157,900    3,000
Callaway Golf Co. .........................................     25,200      543
Columbia Sportswear Co. (b)................................      6,200      365
Precision Castparts Corporation............................     25,900      948
Reebok International Ltd. (b)..............................    133,300    3,630
                                                                       --------
                                                                          8,486
                                                                       --------

 Common Stocks, continued

                                                            Shares or
                                                            Principal   Market
                                                              Amount    Value
                                                            ---------- --------

Medical Equipment & Supplies (1.0%)
CYTYC Corp. (b)............................................     29,100 $  1,921
                                                                       --------
Medical Services (5.8%)
DaVita, Inc. (b)...........................................    235,500    4,604
IMPATH, Inc. (b)...........................................     59,300    2,691
Varian Medical Systems, Inc. ..............................     52,200    3,424
                                                                       --------
                                                                         10,719
                                                                       --------
Oil & Gas Exploration, Production, & Services (11.7%)
Barrett Resources Corp. (b)................................     50,100    2,280
Tom Brown, Inc. (b)........................................     57,100    1,795
Cabot Oil & Gas Corp.......................................     94,700    2,653
Equitable Resources, Inc. .................................     15,700      921
Hydril Co. (b).............................................      3,500       59
Louis Dreyfus Natural Gas Corp. (b)........................     81,800    2,789
Newfield Exploration Co. (b)...............................     39,100    1,309
Ocean Energy, Inc. ........................................    107,900    1,879
Patterson Energy, Inc. (b).................................     71,300    2,643
Valero Energy Corp. .......................................    146,300    5,055
Vintage Petroleum, Inc. ...................................     17,500      324
                                                                       --------
                                                                         21,707
                                                                       --------
Pharmaceuticals (4.7%)
Accredo Health, Inc. (b)...................................     29,500    1,412
Albany Molecular Research, Inc. (b)........................     24,200    1,156
Pharmaceutical Product Development (b).....................     84,800    3,497
SICOR, Inc. ...............................................    221,900    2,580
                                                                       --------
                                                                          8,645
                                                                       --------
Restaurants (4.0%)
Brinker International Inc. (b).............................     53,900    1,399
CRBL Group, Inc. ..........................................    107,900    2,178
The Cheesecake Factory, Inc. (b)...........................     86,050    3,733
                                                                       --------
                                                                          7,310
                                                                       --------
Retail (10.5%)
American Eagle Outfitters (b)..............................     18,900    1,094
Genesco, Inc. (b)..........................................    105,000    2,633
Hot Topic, Inc. (b)........................................    196,200    5,212
Oakley, Inc. (b)...........................................    222,800    4,465
Stein Mart, Inc. (b).......................................     68,600      823
Talbots, Inc. .............................................     98,200    5,192
                                                                       --------
                                                                         19,419
                                                                       --------
Semiconductors (3.3%)
AXT, Inc. (b)..............................................     26,200      969
Silicon Valley Group, Inc. (b).............................    140,700    5,066
                                                                       --------
                                                                          6,035
                                                                       --------
Steel Pipe and Tubes (3.6%)
The Shaw Group, Inc. (b)...................................    149,000    6,750
                                                                       --------
Utilities -- Electric & Gas (1.0%)
IdaCorp, Inc...............................................     45,700    1,882
                                                                       --------
TOTAL COMMON STOCKS........................................             174,929
                                                                       --------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Small Cap Fund                                                  January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)


 U.S. Treasury Bills (3.7%)

                                                            Shares or
                                                            Principal   Market
                                                              Amount    Value
                                                            ---------- --------

5.05%*, 4/12/01............................................ $    7,000 $  6,931
                                                                       --------
TOTAL U.S. TREASURY BILLS..................................               6,931
                                                                       --------

 Investment Companies (1.7%)

AmSouth Prime Money Market Fund............................  3,102,017    3,102
                                                                       --------
TOTAL INVESTMENT COMPANIES.................................               3,102
                                                                       --------
TOTAL INVESTMENTS
 (Cost $163,950) (a) -- 100.0%.............................             184,962
Other assets in excess of
 liabilities -- 0.0%.......................................                  13
                                                                       --------
NET ASSETS -- 100.0%.......................................            $184,975
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.............................................. $26,693
  Unrealized depreciation..............................................  (5,681)
                                                                        -------
  Net unrealized appreciation.......................................... $21,012
                                                                        =======

(b)  Represents non-income producing securities.
 *  Yield effective at purchase.


                       See notes to financial statements

AMSOUTH FUNDS
Small Cap Fund


 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments, at
 value (cost
 $163,950).....         $184,962
Interest and
 dividends
 receivable....               45
Receivable for
 capital shares
 issued........                3
Receivable for
 investments
 sold..........            2,725
Collateral for
 securities
 loaned, at
 fair value....           20,433
Prepaid
 expenses and
 other assets..                7
                        --------
 Total Assets..          208,175
Liabilities:
Payable for
 investments
 purchased.....  $2,560
Payable for
 capital shares
 redeemed......      56
Payable upon
 return of
 securities
 loaned........  20,433
Accrued
 expenses and
 other
 payables:
 Investment
  advisory
  fees.........      75
 Administration
  fees.........      27
 Distribution
  fees.........      19
 Custodian
  fees.........       4
 Other.........      26
                 ------
 Total
  Liabilities..           23,200
                        --------
Net Assets:
Capital........          184,491
Accumulated net
 investment
 loss..........             (994)
Accumulated net
 realized
 losses from
 investment
 transactions..          (19,534)
Net unrealized
 appreciation
 from
 investments...           21,012
                        --------
Net Assets.....         $184,975
                        ========
Class A Shares
 (a)
 Net Assets....         $ 11,582
 Shares
  outstanding..            1,056
 Redemption
  price per
  share........         $  10.97
                        ========
Class A
 Shares --
  Maximum Sales
 Charge........             5.50%
                        --------
 Maximum
  Offering
  Price Per
  Share
  (100%/(100% --
   Maximum
  Sales
  Charge) of
  net asset
  value
  adjusted to
  the nearest
  cent)........         $  11.62
                        ========
Class B Shares
 Net Assets....         $  3,059
 Shares
  outstanding..              286
 Offering price
  per share*...         $  10.71
                        ========
Trust Shares
 (b)
 Net Assets....         $170,334
 Shares
  outstanding..           15,403
 Offering and
  redemption
  price per
  share........         $  11.06
                        ========

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly Classic Shares.
(b)  Formerly Premier Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income...............................................        $    69
Dividend income...............................................            307
Income from securities lending................................             21
                                                                      -------
 Total Investment Income......................................            397
Expenses:
Investment advisory fees...................................... $1,128
Administration fees...........................................    188
Shareholder servicing fees -- Class A Shares (a)..............     14
Shareholder servicing fees -- Class B Shares..................     15
Shareholder servicing fees -- Trust Shares (b)................    131
Custodian fees................................................     26
Accounting fees...............................................      5
Transfer agent fees...........................................     40
Other fees....................................................     32
                                                               ------
 Total expenses before voluntary fee
  reductions/reimbursement....................................          1,579
 Expenses voluntarily reduced/reimbursed......................           (188)
                                                                      -------
 Net expenses.................................................          1,391
                                                                      -------
Net Investment loss...........................................           (994)
                                                                      -------
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions..............        (18,909)
Change in unrealized appreciation/depreciation from
 investments..................................................         14,299
                                                                      -------
Net realized/unrealized losses from investments...............         (4,610)
                                                                      -------
Change in net assets resulting from operations................        $(5,604)
                                                                      =======

                       See notes to financial statements

AMSOUTH FUNDS
Small Cap Fund

 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment loss....................................  $   (994)   $   (860)
 Net realized gains (losses) from investment
  transactions..........................................   (18,909)     23,232
 Change in unrealized appreciation/depreciation from
  investments...........................................    14,299     (16,813)
                                                          --------    --------
Change in net assets resulting from operations..........    (5,604)      5,559
                                                          --------    --------
Distributions to Class A Shareholders (a):
 From net realized gains on investment transactions.....      (901)         --
Distributions to Class B Shareholders:
 From net realized gains on investment transactions.....      (326)         --
Distributions to Trust Shareholders (b):
 From net realized gains on investment transactions.....   (16,743)         --
                                                          --------    --------
Change in net assets from shareholder distributions.....   (17,970)         --
                                                          --------    --------
Change in net assets from capital transactions..........    35,307     143,904
                                                          --------    --------
Change in net assets....................................    11,733     149,463
Net Assets:
 Beginning of period....................................   173,242      23,779
                                                          --------    --------
 End of period..........................................  $184,975    $173,242
                                                          ========    ========

---------
(a)  Formerly Classic Shares.
(b)  Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Small Cap Fund

 Financial Highlights, Class A Shares/\

                             Six Months
                                Ended       Year Ended Year Ended Period Ended
                             January 31,     July 31,   July 31,    July 31,
                                2001           2000       1999      1998 (a)
                             -----------    ---------- ---------- ------------
                             (Unaudited)
Net Asset Value, Beginning
 of Period.................    $ 12.52        $ 8.40     $ 9.14      $ 9.97
                               -------        ------     ------      ------
Investment Activities
 Net investment loss.......      (0.06)        (0.08)     (0.10)      (0.03)
 Net realized and
  unrealized gains (losses)
  from investments.........      (0.28)         4.20      (0.64)      (0.80)
                               -------        ------     ------      ------
 Total from Investment
  Activities...............      (0.34)         4.12      (0.74)      (0.83)
                               -------        ------     ------      ------
Distributions
 Net realized gains from
  investment transactions..      (1.21)           --         --          --
                               -------        ------     ------      ------
 Total Distributions.......      (1.21)           --         --          --
                               -------        ------     ------      ------
Net change in asset value..      (1.54)         4.12      (0.74)      (0.83)
                               -------        ------     ------      ------
Net Asset Value, End of
 Period....................    $ 10.97        $12.52     $ 8.40      $ 9.14
                               =======        ======     ======      ======
Total Return (excludes
 sales charge).............      (2.80)%(b)    49.05%     (8.10)%     (8.31)%(b)

Ratios/Supplemental Data:
Net Assets at end of period
 (000).....................    $11,582        $8,408     $1,073      $1,372
Ratio of expenses to
 average net assets........       1.60%(c)      1.53%      1.66%       1.78%(c)
Ratio of net investment
 income to average net
 assets....................      (1.19)%(c)    (1.11)%    (1.07)%     (0.92)%(c)
Ratio of expenses to
 average net assets*.......       1.76%(c)      1.85%      2.68%       4.23%(c)
Portfolio turnover**.......        109%          318%       208%         71%

/\  Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
(b)  Not annualized.
(c)  Annualized.

 Financial Highlights, Class B Shares

                              Six Months
                                 Ended       Year Ended Year Ended Period Ended
                              January 31,     July 31,   July 31,    July 31,
                                 2001           2000       1999      1998 (a)
                              -----------    ---------- ---------- ------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period..................    $12.31         $ 8.31     $9.11       $10.00
                                ------         ------     -----       ------
Investment Activities
 Net investment loss........     (0.10)         (0.14)    (0.14)       (0.04)
 Net realized and unrealized
  gains (losses) from
  investments...............     (0.29)          4.14     (0.66)       (0.85)
                                ------         ------     -----       ------
 Total from Investment
  Activities................     (0.39)          4.00     (0.80)       (0.89)
                                ------         ------     -----       ------
Distributions
 Net realized gains from
  investment transactions...     (1.21)            --        --           --
                                ------         ------     -----       ------
 Total Distributions........     (1.21)            --        --           --
                                ------         ------     -----       ------
Net change in asset value...     (1.60)          4.00     (0.80)       (0.89)
                                ------         ------     -----       ------
Net Asset Value, End of
 Period.....................    $10.71         $12.31     $8.31       $ 9.11
                                ======         ======     =====       ======
Total Return (excludes
 redemption charge).........     (3.27)%(b)     48.13%    (8.78)%      (8.90)%(b)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)......................    $3,059         $2,619     $ 929       $  871
Ratio of expenses to average
 net assets.................      2.35%(c)       2.39%     2.41%        2.54%(c)
Ratio of net investment
 income to average net
 assets.....................     (1.93)%(c)     (1.99)%   (1.83)%      (1.69)%(c)
Ratio of expenses to average
 net assets*................      2.51%(c)       2.59%     3.42%        4.98%(c)
Portfolio turnover**........       109%           318%      208%          71%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Small Cap Fund


 Financial Highlights, Trust Shares/\

                            Six Months
                               Ended        Year Ended  Year Ended  Period Ended
                            January 31,      July 31,    July 31,     July 31,
                               2001            2000        1999       1998 (a)
                            -----------     ----------  ----------  ------------
                            (Unaudited)
Net Asset Value, Beginning
 of Period................   $  12.61        $   8.44    $  9.15       $10.00
                             --------        --------    -------       ------
Investment Activities
 Net investment loss......      (0.06)          (0.07)     (0.03)       (0.02)
 Net realized and
  unrealized gains
  (losses) from
  investments.............      (0.28)           4.24      (0.68)       (0.83)
                             --------        --------    -------       ------
 Total from Investment
  Activities..............      (0.34)           4.17      (0.71)       (0.85)
Distributions
 Net realized gains from
  investment
  transactions............      (1.21)             --         --           --
                             --------        --------    -------       ------
 Total Distributions......      (1.21)             --         --           --
                             --------        --------    -------       ------
Net change in asset
 value....................      (1.55)           4.17      (0.71)       (0.85)
                             --------        --------    -------       ------
Net Asset Value, End of
 Period...................   $  11.06        $  12.61    $  8.44       $ 9.15
                             ========        ========    =======       ======
Total Return..............      (2.78)%(b)      49.41%     (7.76)%      (8.48)%(b)

Ratios/Supplemental Data:
Net Assets at end of
 period (000).............   $170,334        $162,215    $21,777       $5,072
Ratio of expenses to
 average net assets.......       1.46%(c)        1.42%      1.39%        1.50%(c)
Ratio of net investment
 income to average net
 assets...................      (1.03)%(c)      (1.01)%    (0.82)%      (0.52)%(c)
Ratio of expenses to
 average net assets*......       1.66%(c)        1.70%      2.38%        3.94%(c)
Portfolio turnover**......        109%            318%       208%          71%

/\  Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Equity Income Fund                                              January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks & Securities Convertible to Common Stocks (99.1%)

                                                           Shares or
                                                           Principal   Market
                                                             Amount    Value
                                                           ---------- --------

Consumer Discretionary (10.3%)
Costco Co., 0.00%, CVT. BD., 8/19/02...................... $    3,580 $  3,849
Cox Communications, Inc., 7.00%, CVT. PFD., 8/16/02.......     59,700    3,688
Four Seasons Hotel, 0.00%, CVT. BD., 9/23/29.............. $    7,520    3,064
Omnicom Group, 2.25%, CVT. BD.,                        ... $    2,720    5,100
Tiffany & Co. ............................................    102,000    3,823
                                                                      --------
                                                                        19,524
                                                                      --------
Consumer Staples (6.6%)
Estee Lauder, 6.25%, CVT. PFD., 2/23/02...................     58,500    4,340
H.J. Heinz Co. ...........................................     85,000    3,722
Quaker Oats Co. ..........................................     46,100    4,379
                                                                      --------
                                                                        12,441
                                                                      --------
Energy (6.1%)
Apache Corp., CVT. PFD., 5/15/02..........................     55,650    2,769
EOG Resources., 7.00%, CVT. PFD., 7/31/02.................     75,500    2,910
Exxon Mobil Corp. ........................................     68,743    5,784
                                                                      --------
                                                                        11,463
                                                                      --------
Finance (16.3%)
American International Group, Inc. .......................     37,300    3,171
Bank One Corp. ...........................................     79,000    3,097
Citigroup, Inc. ..........................................     98,737    5,526
J.P. Morgan Chase & Co. ..................................     87,423    4,807
Lehman Brothers Holdings, Inc. ...........................     53,400    4,394
Mellon Financial Corp. ...................................     57,500    2,680
Merrill Lynch & Co., Inc. ................................     47,200    3,422
Metlife Capital Trust I, 8.00%, CVT. PFD., 5/15/03........     35,600    3,667
                                                                      --------
                                                                        30,764
                                                                      --------
Health Care (12.5%)
Abbott Laboratories.......................................     74,500    3,342
Allergan Inc., 0.00%, CVT. BD., 11/1/20................... $    3,970    2,551
Amerisource Health, 5.00%, CVT. BD., 12/1/07.............. $    2,400    2,727
Bristol-Myers Squibb Co. .................................     75,500    4,673
Centocor/Johnson & Johnson, Inc., 4.75%, CVT. BD.,
 2/15/05.................................................. $    1,140    1,362
Johnson & Johnson.........................................     33,500    3,120
Pfizer, Inc. .............................................     62,600    2,826
Pharmacia Corp., 6.50%, CVT. PFD., 11/30/01...............     59,900    2,896
                                                                      --------
                                                                        23,497
                                                                      --------
Industrials (10.4%)
Emerson Electric Co. .....................................     55,000    4,181
General Electric Co. .....................................     83,000    3,818
Illinois Tool Works, Inc. ................................     51,700    3,386
Tyco International Ltd. ..................................     39,000    2,402
Tyco International Ltd., 0.00%, CVT. BD., 11/17/20........ $    2,500    2,041
United Parcel Services, 1.75%, CVT. BD., 9/27/07.......... $    3,500    3,793
                                                                      --------
                                                                        19,621
                                                                      --------

 continued

                                                           Shares or
                                                           Principal   Market
                                                             Amount    Value
                                                           ---------- --------

Materials (1.8%)
E.I. du Pont de Nemours...................................     78,000 $  3,409
                                                                      --------
Technology (26.1%)
Amdocs Ltd., 6.75%, CVT. PFD., 9/11/02....................     73,700    4,957
Burr-Brown Corp./ TXN, 4.25%, CVT. BD., 2/15/07........... $    2,850    3,805
Corning, Inc./Oak Industries, 4.88%, CVT. BD., 3/1/08..... $      510    1,932
Corning, Inc., 0.00%, CVT. BD., 11/8/15................... $    3,600    2,723
Hewlett-Packard Co. ......................................     73,500    2,700
Intel Corp. ..............................................     67,859    2,511
Liberty Media Group/MOT, 3.50%, 1/15/31, CVT. BD.......... $    2,770    2,891
Microsoft Corp. ..........................................     60,500    3,694
Nortel Networks Corp. ....................................     78,200    2,990
Peregrine Systems, Inc., 5.50%, CVT. BD., 11/15/07 (b).... $    3,180    4,543
Rational Software Corp., 5.00%, CVT. BD., 2/1/07.......... $    1,980    3,237
Sanmina Corp., 4.25%, CVT. BD., 5/1/04.................... $    1,620    3,785
Solectron Corp., 0.00%, CVT. BD., 11/20/20................ $    7,930    4,649
Tribune Co./AOL, 2.00%, CVT. BD., 5/15/29................. $   40,500    4,804
                                                                      --------
                                                                        49,221
                                                                      --------
Telecom Services (5.7%)
BellSouth Corp. ..........................................     65,000    2,740
Level 3 Communications, Inc., 6.00%, CVT. BD., 9/15/09.... $    4,390    3,770
Qwest Trends Trust, 5.75%, CVT. PFD., 11/17/03 (b)........     60,500    4,333
                                                                      --------
                                                                        10,843
                                                                      --------
Utilities (3.3%)
Calpine Capital Trust II, 5.50%, CVT. PFD., 2/1/05........     43,800    3,805
Nisource, Inc., 7.75%, CVT. PFD., 2/19/03 (PIES)..........     50,000    2,453
                                                                      --------
                                                                         6,258
                                                                      --------
TOTAL COMMON STOCKS & SECURITIES CONVERTIBLE TO COMMON
 STOCKS...................................................            $187,041
                                                                      --------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Equity Income Fund                                              January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)


 Investment Companies (0.9%)

                                                            Shares or
                                                            Principal   Market
                                                              Amount    Value
                                                            ---------- --------

AmSouth Prime Money Market Fund............................  1,184,768 $  1,185
S & P 500 Depository Receipt...............................      3,200      438
                                                                       --------
TOTAL INVESTMENT COMPANIES.................................               1,623
                                                                       --------
TOTAL INVESTMENTS
 (Cost $172,561) (a) -- 100.0%.............................             188,664
Liabilities in excess of other
 assets -- 0.0%............................................                  (4)
                                                                       --------
NET ASSETS -- 100.0%.......................................            $188,660
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.............................................. $20,899
  Unrealized depreciation..............................................  (4,796)
                                                                        -------
  Net unrealized appreciation.......................................... $16,103
                                                                        =======

(b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.
PIES --  Premium Income Equity Securities
CVT. BD. -- Convertible Bond
CVT. PFD. -- Convertible Preferred Stock

Breakdown of Sectors
--------------------
Common Stocks............................................................  45.5%
Convertible Preferred Stocks.............................................  21.2%
Convertible Bonds........................................................  32.4%
Investment Companies.....................................................   0.9%
                                                                          -----
Total.................................................................... 100.0%
                                                                          =====



                       See notes to financial statements

AMSOUTH FUNDS
Equity Income Fund


 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at value (cost $172,561).........................         $188,664
Interest and dividends receivable.............................              521
Receivable for capital shares issued..........................              183
Receivable for investments sold...............................            3,642
Receivable from investment adviser............................                1
Collateral for securities loaned, at fair value...............           12,287
Prepaid expenses and other assets.............................                7
                                                                       --------
 Total Assets.................................................          205,305
Liabilities:
Payable for investments purchased.............................   4,145
Payable for capital shares redeemed...........................      43
Payable upon return of securities loaned......................  12,287
Accrued expenses and other payables:
 Investment advisory fees.....................................      57
 Administration fees..........................................      28
 Distribution fees............................................      46
 Custodian fees...............................................       4
 Other........................................................      35
                                                                ------
 Total Liabilities............................................           16,645
                                                                       --------
Net Assets:
Capital.......................................................          185,280
Accumulated net investment loss...............................               (2)
Accumulated net realized losses from investment transactions..          (12,721)
Net unrealized appreciation from investments..................           16,103
                                                                       --------
Net Assets....................................................         $188,660
                                                                       ========
Class A Shares (a)
 Net Assets...................................................         $ 41,487
 Shares outstanding...........................................            2,881
 Redemption price per share...................................         $  14.40
                                                                       ========
Class A Shares -- Maximum Sales Charge........................             5.50%
                                                                       --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to
  the nearest cent)...........................................         $  15.24
                                                                       ========
Class B Shares
 Net Assets...................................................         $ 34,149
 Shares outstanding...........................................            2,384
 Offering price per share*....................................         $  14.32
                                                                       ========
Trust Shares (b)
 Net Assets...................................................         $113,024
 Shares outstanding...........................................            7,842
 Offering and redemption price per share......................         $  14.41
                                                                       ========

---------
* Redemption price per share varies by length of time shares are held.
(a) Formerly Classic Shares.
(b) Formerly Premier Shares.

 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income.................................................      $ 1,462
Dividend income.................................................          835
Income from securities lending..................................            6
                                                                      -------
 Total Investment Income........................................        2,303
Expenses:
Investment advisory fees........................................ $756
Administration fees.............................................  189
Distribution fees -- Class B Shares.............................  160
Shareholder servicing fees -- Class A Shares (a)................   51
Shareholder servicing fees -- Trust Shares (b)..................   87
Custodian fees..................................................   26
Accounting fees.................................................    6
Transfer agent fees.............................................   54
Other fees......................................................   33
                                                                 ----
 Total expenses before voluntary fee reductions/reimbursements..        1,362
 Expenses voluntarily reduced/reimbursed........................          (81)
                                                                      -------
 Net expenses...................................................        1,281
                                                                      -------
Net Investment Income...........................................        1,022
                                                                      -------
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions and option
 contracts......................................................       (9,730)
Change in unrealized appreciation/depreciation from investments
 and option contracts...........................................        7,346
                                                                      -------
Net realized/unrealized losses from investments.................       (2,384)
                                                                      -------
Change in net assets resulting from operations..................      $(1,362)
                                                                      =======

                       See notes to financial statements

AMSOUTH FUNDS
Equity Income Fund


 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................  $  1,022    $  1,096
 Net realized losses from investment transactions and
  option contracts......................................    (9,730)     (1,441)
 Change in unrealized appreciation/depreciation from
  investments and option contracts......................     7,346       4,396
                                                          --------    --------
Change in net assets resulting from operations..........    (1,362)      4,051
                                                          --------    --------
Distributions to Class A Shareholders (a):
 From net investment income.............................      (254)       (317)
 From net realized gains on investment transactions.....        --      (1,173)
 In excess of net realized gains........................        --         (68)
Distributions to Class B Shareholders:
 From net investment income.............................       (98)        (64)
 From net realized gains on investment transactions.....        --        (459)
 In excess of net realized gains........................        --         (26)
Distributions to Trust Shareholders (b):
 From net investment income.............................      (799)       (600)
 From net realized gains on investment transactions.....        --        (752)
 In excess of net realized gains........................        --         (44)
                                                          --------    --------
Change in net assets from shareholder distributions.....    (1,151)     (3,503)
                                                          --------    --------
Change in net assets from capital transactions..........    16,698     133,574
                                                          --------    --------
Change in net assets....................................    14,185     134,122

Net Assets:
 Beginning of period....................................   174,475      40,353
                                                          --------    --------
 End of period..........................................  $188,660    $174,475
                                                          ========    ========

---------
(a) Formerly Classic Shares.
(b) Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Equity Income Fund

 Financial Highlights, Class A Shares/\

                         Six Months
                            Ended       Year Ended Year Ended Year Ended Period Ended
                         January 31,     July 31,   July 31,   July 31,    July 31,
                            2001           2000       1999     1998 (a)    1997 (b)
                         -----------    ---------- ---------- ---------- ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 14.56       $ 13.10    $ 11.89    $ 11.72     $ 10.00
                           -------       -------    -------    -------     -------
Investment Activities
 Net investment income..      0.08          0.17       0.17       0.24        0.07
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.15)         2.26       1.46       0.59        1.71
                           -------       -------    -------    -------     -------
 Total from Investment
  Activities............     (0.07)         2.43       1.63       0.83        1.78
                           -------       -------    -------    -------     -------
Distributions
 Net investment income..     (0.09)        (0.16)     (0.16)     (0.25)      (0.06)
 Net realized gains from
  investment
  transactions..........        --         (0.77)     (0.26)     (0.41)         --
 In excess of net
  realized gains........        --         (0.04)        --         --          --
                           -------       -------    -------    -------     -------
 Total Distributions....     (0.09)        (0.97)     (0.42)     (0.66)      (0.06)
                           -------       -------    -------    -------     -------
Net change in asset
 value..................     (0.16)         1.46       1.21       0.17        1.72
                           -------       -------    -------    -------     -------
Net Asset Value, End of
 Period.................   $ 14.40       $ 14.56    $ 13.10    $ 11.89     $ 11.72
                           =======       =======    =======    =======     =======
Total Return (excludes
 sales charge)..........     (0.41)%(c)    19.12%     14.17%      7.29%      17.81%(c)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $41,487       $39,201    $21,526    $26,686     $22,273
Ratio of expenses to
 average net assets.....      1.32%(d)      1.38%      1.41%      1.42%       1.30%(d)
Ratio of net investment
 income to average net
 assets.................      1.12%(d)      1.22%      1.37%      2.03%       2.13%(d)
Ratio of expenses to
 average net assets*....      1.38%(d)      1.45%      1.58%      1.57%       1.51%(d)
Portfolio turnover**....        96%          168%       134%        83%         27%

/\ Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from March 20, 1997 (commencement of operations) through July 31, 1997.
(c)  Not annualized.
(d)  Annualized.

 Financial Highlights, Class B Shares

                              Six Months
                                 Ended       Year Ended Year Ended Period Ended
                              January 31,     July 31,   July 31,    July 31,
                                 2001           2000       1999      1998 (a)
                              -----------    ---------- ---------- ------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period..................    $ 14.48       $ 13.05     $11.86      $11.60
                                -------       -------     ------      ------
Investment Activities
 Net investment income......       0.03          0.07       0.07        0.15
 Net realized and unrealized
  gains (losses) from
  investments...............      (0.14)         2.24       1.47        0.68
                                -------       -------     ------      ------
 Total from Investment
  Activities................      (0.11)         2.31       1.54        0.83
                                -------       -------     ------      ------
Distributions
 Net investment income......      (0.05)        (0.07)     (0.09)      (0.16)
 Net realized gains from
  investment transactions...         --         (0.77)     (0.26)      (0.41)
 In excess of net realized
  gains.....................         --         (0.04)        --          --
                                -------       -------     ------      ------
 Total Distributions........      (0.05)        (0.88)     (0.35)      (0.57)
                                -------       -------     ------      ------
Net change in asset value...      (0.16)         1.43       1.19        0.26
                                -------       -------     ------      ------
Net Asset Value, End of
 Period.....................    $ 14.32       $ 14.48     $13.05      $11.86
                                =======       =======     ======      ======
Total Return (excludes
 redemption charge).........      (0.79)%(b)    18.24%     13.34%       7.26%(b)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)......................    $34,149       $28,153     $7,919      $7,733
Ratio of expenses to average
 net assets.................       2.06%(c)      2.09%      2.16%       2.19%(c)
Ratio of net investment
 income to average net
 assets.....................       0.37%(c)      0.49%      0.61%       1.29%(c)
Ratio of expenses to average
 net assets*................       2.13%(c)      2.20%      2.33%       2.35%(c)
Portfolio turnover**........         96%          168%       134%         83%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.
(b)  Not annualized.
(c)  Annualized.


                       See notes to financial statements

AMSOUTH FUNDS
Equity Income Fund


 Financial Highlights, Trust Shares/\

                              Six Months
                                 Ended        Year Ended Year Ended Period Ended
                              January 31,      July 31,   July 31,    July 31,
                                 2001            2000       1999      1998 (a)
                              -----------     ---------- ---------- ------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period..................   $  14.57        $  13.10   $ 11.89      $11.35
                               --------        --------   -------      ------
Investment Activities
 Net investment income......       0.09            0.20      0.19        0.25
 Net realized and unrealized
  gains (losses) from
  investments...............      (0.15)           2.27      1.47        0.95
                               --------        --------   -------      ------
 Total from Investment
  Activities................      (0.06)           2.47      1.66        1.20
                               --------        --------   -------      ------
Distributions
 Net investment income......      (0.10)          (0.19)    (0.19)      (0.25)
 Net realized gains from
  investment transactions...         --           (0.77)    (0.26)      (0.41)
 In excess of net realized
  gains.....................         --           (0.04)       --          --
                               --------        --------   -------      ------
 Total Distributions........      (0.10)          (1.00)    (0.45)      (0.66)
                               --------        --------   -------      ------
Net change in asset value...      (0.16)           1.47      1.21        0.54
                               --------        --------   -------      ------
Net Asset Value, End of
 Period.....................   $  14.41        $  14.57   $ 13.10      $11.89
                               ========        ========   =======      ======
Total Return................      (0.41)%(c)      19.55%    14.43%       7.54%(c)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)......................   $113,024        $107,121   $10,908      $8,087
Ratio of expenses to average
 net assets.................       1.17%(d)        1.19%     1.16%       1.19%(d)
Ratio of net investment
 income to average net
 assets.....................       1.26%(d)        1.35%     1.59%       2.34%(d)
Ratio of expenses to average
 net assets*................       1.28%(d)        1.32%     1.33%       1.35%(d)
Portfolio turnover**........         96%            168%      134%         83%

/\ Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 10.82%.
(c)  Not annualized.
(d)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Balanced Fund                                                   January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks (46.2%)

                                                            Shares or
                                                            Principal  Market
                                                             Amount    Value
                                                            --------- --------

Automotive (0.0%)
Ford Motor Co. ............................................        8  $     --*
                                                                      --------
Banking (3.0%)
Bank of America Corp.......................................   10,000       538
First Union Corp...........................................   15,000       509
Firstar Corp. .............................................   20,500       484
Washington Mutual, Inc. ...................................   62,500     3,015
Wells Fargo & Co. .........................................    9,000       464
                                                                      --------
                                                                         5,010
                                                                      --------
Business Services (1.4%)
Automatic Data Processing, Inc.............................    8,000       479
Modis Professional Services, Inc. (b)......................   61,500       400
Reynolds & Reynolds Co., Class A...........................   73,000     1,540
                                                                      --------
                                                                         2,419
                                                                      --------
Chemicals -- Speciality (1.7%)
Engelhard Corp.............................................  130,000     2,932
                                                                      --------
Computer Hardware (1.5%)
Compaq Computer Corp.......................................   40,000       948
IBM Corp...................................................   15,000     1,680
                                                                      --------
                                                                         2,628
                                                                      --------
Computer Software and Services (3.0%)
Cisco Systems, Inc. (b)....................................   12,200       457
Cabletron Systems, Inc. (b)................................  100,000     2,060
Computer Associates International, Inc.....................   40,000     1,441
EMC Corp. (b)..............................................    7,500       570
Microsoft Corp. (b)........................................   10,800       659
                                                                      --------
                                                                         5,187
                                                                      --------
Diversified Manufacturing (0.6%)
General Electric Co. ......................................   10,500       483
Tyco International Ltd.....................................    9,500       585
                                                                      --------
                                                                         1,068
                                                                      --------
Electrical & Electronic (1.3%)
Avnet, Inc.................................................   79,000     2,172
                                                                      --------
Financial Services (1.6%)
Citigroup, Inc.............................................   10,000       560
Dun & Bradstreet Corp......................................   32,500       816
Moody's Corp...............................................   45,000     1,259
                                                                      --------
                                                                         2,635
                                                                      --------
Food Products, Processing &
 Packaging (1.4%)
Sara Lee Corp..............................................   46,000       977
Sensient Technologies Corp.................................   46,000     1,027
Sysco Corp.................................................   17,000       458
                                                                      --------
                                                                         2,462
                                                                      --------
Forest & Paper Products (2.4%)
International Paper Co. ...................................   35,000     1,353
Weyerhauser Co. ...........................................   15,000       788
Willamette Industries, Inc.................................   40,000     1,888
                                                                      --------
                                                                         4,029
                                                                      --------

 Common Stocks, continued

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

Health Care (0.6%)
Cardinal Health, Inc........................................    4,900  $    467
Health Management Assoc., Inc.,
 Class A (b)................................................   35,000       565
                                                                       --------
                                                                          1,032
                                                                       --------
Insurance (4.1%)
ACE Ltd.....................................................   10,000       370
American International Group, Inc...........................    5,000       425
Chubb Corp. ................................................   20,000     1,440
Marsh & McLennan Cos., Inc..................................   15,000     1,622
St. Paul Cos., Inc. ........................................   60,000     2,882
                                                                       --------
                                                                          6,739
                                                                       --------
Media (0.3%)
McGraw Hill Cos., Inc. (b)..................................    9,000       575
                                                                       --------
Medical Supplies (2.1%)
Apogent Technologies, Inc...................................   25,000       528
C.R. Bard, Inc..............................................   44,200     2,043
DENTSPLY International, Inc.................................   30,000     1,037
                                                                       --------
                                                                          3,608
                                                                       --------
Newspapers (1.1%)
Gannett Co., Inc. ..........................................   30,000     1,902
                                                                       --------
Oil & Gas Exploration, Production & Services (8.0%)
Burlington Resources, Inc...................................   37,200     1,574
Kerr-McGee Corp.............................................   30,000     1,940
Noble Affiliates............................................   25,000     1,059
Sunoco, Inc. ...............................................   65,000     2,080
Texaco, Inc. ...............................................   45,000     2,762
Ultramar Diamond Shamrock Corp. ............................   60,000     1,715
USX-Marathon Group..........................................   83,000     2,270
                                                                       --------
                                                                         13,400
                                                                       --------
Pharmaceuticals (2.9%)
Baxter International, Inc. .................................   25,000     2,197
Merck & Co., Inc............................................    5,300       436
Pharmacia Corp..............................................   40,000     2,240
                                                                       --------
                                                                          4,873
                                                                       --------
Retail (3.6%)
CVS Corp....................................................   40,000     2,368
Home Depot, Inc.............................................   11,800       569
May Department Stores Co. ..................................   52,500     2,045
Wal-Mart Stores, Inc........................................    9,300       528
Walgreen Co. ...............................................   12,000       491
                                                                       --------
                                                                          6,001
                                                                       --------
Semiconductors (0.3%)
Intel Corp..................................................   15,200       562
                                                                       --------
Telecommunications -- Equipment (0.2%)
Lucent Technologies, Inc. ..................................   20,000       372
                                                                       --------
Transportation Leasing & Trucking (0.6%)
US Freightways Corp. .......................................   28,000     1,036
                                                                       --------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Balanced Fund                                                   January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks, continued

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

Utilities -- Electric & Gas (2.8%)
Constellation Energy Group..................................   35,000  $  1,390
Southern Co.................................................   80,000     2,334
Xcel Energy Inc. ...........................................   38,750       987
                                                                       --------
                                                                          4,711
                                                                       --------
Utilities -- Telecommunications (1.7%)
AT&T Corp...................................................   35,000       840
Verizon Communications......................................   38,400     2,110
                                                                       --------
                                                                          2,950
                                                                       --------
TOTAL COMMON STOCKS.........................................             78,303
                                                                       --------

 Corporate Bonds (23.6%)

Automotive -- Finance (1.2%)
General Motors Acceptance Corp.,
 6.00%, 2/1/02..............................................  $22,000     2,013
                                                                       --------
Banking (2.1%)
SunTrust Banks, Inc., 7.38%, 7/1/06.........................    2,000     2,085
Wachovia Corp., 6.63%, 11/15/06.............................    1,475     1,493
                                                                       --------
                                                                          3,578
                                                                       --------
Brokerage Services (3.0%)
Bear Stearns & Co., Inc., 6.50%, 8/1/02.....................    3,000     3,033
Morgan Stanley Group, Inc., 8.10%, 6/24/02..................   22,000     2,072
                                                                       --------
                                                                          5,105
                                                                       --------
Consumer Goods (1.2%)
Procter & Gamble Co., 5.25%, 9/15/03........................    2,000     1,998
                                                                       --------
Diversified Manufacturing (1.4%)
Avnet Inc., 6.45%, 8/15/03..................................    2,500     2,444
                                                                       --------
Electronic Components/Instruments (1.2%)
Honeywell, Inc., 6.75%, 3/15/02.............................    2,000     2,028
                                                                       --------
Financial Services (1.2%)
Commercial Credit Co., 7.88%, 7/15/04.......................    1,000     1,061
Pitney Bowes Credit Corp., 6.80%, 10/1/01...................    1,000     1,010
                                                                       --------
                                                                          2,071
                                                                       --------
Forest & Paper Products (0.6%)
Mead Corp., 6.60%, 3/1/02...................................    1,000     1,010
                                                                       --------
Industrial Goods & Services (4.2%)
Caterpillar Financial Services,
 6.02%, 4/15/02.............................................    2,000     2,018
First Data Corp., 6.75%, 7/15/05............................    3,000     3,044
Illinois Tool Works, 5.75%, 3/1/09..........................    2,000     1,930
                                                                       --------
                                                                          6,992
                                                                       --------
Oil & Gas Exploration, Production & Services (0.9%)
Conoco Inc., 6.35%, 4/15/09.................................    1,500     1,508
                                                                       --------
Retail (2.4%)
Sears, Roebuck and Co., 6.00%, 3/20/03......................    2,000     1,995
Wal-Mart Stores, Inc., 6.75%, 5/15/02.......................    2,000     2,037
                                                                       --------
                                                                          4,032
                                                                       --------

 Corporate Bonds, continued

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

Telecommunications -- Equipment (1.0%)
Lucent Technologies, Inc., 6.90%, 7/15/01...................  $ 1,730  $  1,724
                                                                       --------
Tools (1.3%)
Stanley Works, 7.38%, 12/15/02..............................    2,200     2,277
                                                                       --------
Utilities -- Telecommunications (1.9%)
AT&T Corp., 7.13%, 1/15/02..................................    1,000     1,009
BellSouth Telecommunications,
 6.00%, 6/15/02.............................................    2,200     2,213
                                                                       --------
                                                                          3,222
                                                                       --------
TOTAL CORPORATE BONDS.......................................             40,002
                                                                       --------

 Municipal Bonds (2.3%)

Illinois (2.3%)
Chicago Public Building, 7.00%, 1/1/06......................    3,800     3,981
                                                                       --------
TOTAL MUNICIPAL BONDS.......................................              3,981
                                                                       --------

 U.S. Government Agencies (13.4%)

Fannie Mae (3.0%)
6.21%, 11/7/07..............................................    5,000     5,091
                                                                       --------
Freddie Mac (5.4%)
5.83%, 2/9/06...............................................    7,000     7,128
7.10%, 4/10/07..............................................    2,000     2,156
                                                                       --------
                                                                          9,284
                                                                       --------
Government National Mortgage Assoc. (5.0%)
6.50%, 11/20/28.............................................    8,509     8,469
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCIES..............................             22,844
                                                                       --------

 U.S. Treasury Bonds (12.0%)

7.50%, 11/15/16.............................................   10,000    12,013
7.25%, 8/15/22..............................................    7,000     8,397
                                                                       --------
TOTAL U.S. TREASURY BONDS...................................             20,410
                                                                       --------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Balanced Fund                                                   January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Investment Companies (1.8%)

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

AmSouth Prime Money Market Fund............................. 3,108,760 $  3,109
AmSouth U.S. Treasury Money Market Fund.....................    12,705       13
                                                                       --------
TOTAL INVESTMENT COMPANIES..................................              3,122
                                                                       --------
TOTAL INVESTMENTS
 (Cost $136,891) (a) -- (99.3%).............................           $168,662
Other assets in excess of
 liabilities -- (0.7%)......................................              1,255
                                                                       --------
NET ASSETS -- 100.0%........................................           $169,918
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.............................................. $32,879
  Unrealized depreciation..............................................  (1,108)
                                                                        -------
  Net unrealized appreciation.......................................... $31,771
                                                                        =======

(b) Represents non-income producing securities.
 * Due to rounding, figure is below thousand dollar threshold.


                       See notes to financial statements

AMSOUTH FUNDS
Balanced Fund

 Statement of Assets and Liabilities

                                                   January 31, 2001 (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at value (cost $136,891)........................          $168,662
Interest and dividends receivable............................             1,515
Receivable for capital shares issued.........................                37
Collateral for securities loaned, at fair value..............            22,246
Prepaid expenses and other assets............................                 4
                                                                       --------
 Total Assets................................................           192,464
Liabilities:
Payable for capital shares redeemed..........................  $   160
Payable upon return of securities loaned.....................   22,246
Accrued expenses and other payables:
 Investment advisory fees....................................       52
 Administration fees.........................................       26
 Distribution fees...........................................       24
 Custodian fees..............................................        4
 Other.......................................................       34
                                                               -------
 Total Liabilities...........................................            22,546
                                                                       --------
Net Assets:
Capital......................................................           133,040
Accumulated net investment income............................               138
Accumulated net realized gains from investment transactions..             4,969
Net unrealized appreciation from investments.................            31,771
                                                                       --------
Net Assets...................................................          $169,918
                                                                       ========
Class A Shares (a)
 Net Assets..................................................          $ 34,750
 Shares outstanding..........................................             2,827
 Redemption price per share..................................          $  12.29
                                                                       ========
Class A Shares -- Maximum Sales Charge.......................              5.50%
                                                                       --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent)......................................................          $  13.01
                                                                       ========
Class B Shares
 Net Assets..................................................          $  7,060
 Shares outstanding..........................................               576
 Offering price per share*...................................          $  12.26
                                                                       ========
Trust Shares (b)
 Net Assets..................................................          $128,108
 Shares outstanding..........................................            10,429
 Offering and redemption price per share.....................          $  12.28
                                                                       ========

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly Classic Shares.
(b)  Formerly Premier Shares.
 Statement of Operations

                                  Six Months Ended January 31, 2001 (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income..........        $ 3,011
Dividend income..........            977
Income from securities
 lending.................             21
                                 -------
 Total Investment
  Income.................          4,009
Expenses:
Investment advisory
 fees....................   $713
Administration fees......    178
Distribution fees --
  Class B Shares.........     35
Shareholder servicing
 fees -- Class A Shares
 (a).....................     32
Shareholder servicing
 fees -- Trust Shares
 (b).....................    109
Custodian fees...........     25
Accounting fees..........      7
Transfer agent fees......     43
Other fees...............     34
                            ----
 Total expenses before
  voluntary fee
  reductions.............          1,176
 Expenses voluntarily
  reduced................            (84)
                                 -------
 Net expenses............          1,092
                                 -------
Net Investment Income....          2,917
                                 -------
Realized/Unrealized Gains
 from Investments:
Net realized gains from
 investment
 transactions............         11,741
Change in unrealized
 appreciation/depreciation
 from investments........          3,982
                                 -------
Net realized/unrealized
 gains from investments..         15,723
                                 -------
Change in net assets
 resulting from
 operations..............        $18,640
                                 =======

                       See notes to financial statements

AMSOUTH FUNDS
Balanced Fund

 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................  $  2,917    $  9,820
 Net realized gains from investment transactions........    11,741      10,788
 Change in unrealized appreciation/depreciation from
  investments...........................................     3,982     (27,415)
                                                          --------    --------
Change in net assets resulting from operations..........    18,640      (6,807)
                                                          --------    --------
Distributions to Class A Shareholders (a):
 From net investment income.............................      (417)     (1,100)
 In excess of net investment income.....................        --         (19)
 From net realized gains on investment transactions.....    (3,214)     (4,396)

Distributions to Class B Shareholders:
 From net investment income.............................       (91)       (242)
 In excess of net investment income.....................        --          (4)
 From net realized gains on investment transactions.....      (668)     (1,214)

Distributions to Trust Shareholders (b):
 From net investment income.............................    (2,522)     (9,055)
 In excess of net investment income.....................        --        (159)
 From net realized gains on investment transactions.....   (12,951)    (35,672)
                                                          --------    --------
Change in net assets from shareholder distributions.....   (19,863)    (51,861)
                                                          --------    --------
Change in net assets from capital transactions..........   (24,679)   (117,882)
                                                          --------    --------
Change in net assets....................................   (25,902)   (176,550)

Net Assets:
 Beginning of period....................................   195,820     372,370
                                                          --------    --------
 End of period..........................................  $169,918    $195,820
                                                          ========    ========

---------
(a)  Formerly Classic Shares.
(b)  Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Balanced Fund

 Financial Highlights, Class A Shares/\

                         Six Months
                            Ended      Year Ended  Year Ended Year Ended Year Ended Year Ended
                         January 31,    July 31,    July 31,   July 31,   July 31,   July 31,
                            2001          2000        1999     1998 (a)     1997       1996
                         -----------   ----------  ---------- ---------- ---------- ----------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 12.48      $ 14.93     $ 15.19    $ 15.21    $  13.03   $  12.76
                           -------      -------     -------    -------    --------   --------
Investment Activities
 Net investment income..      0.21         0.44        0.41       0.38        0.48       0.47
 Net realized and
  unrealized gains
  (losses) from
  investments...........      1.09        (0.64)       0.93       0.98        2.78       0.58
                           -------      -------     -------    -------    --------   --------
 Total from Investment
  Activities............      1.30        (0.20)       1.34       1.36        3.26       1.05
                           -------      -------     -------    -------    --------   --------
Distributions
 Net investment income..     (0.22)       (0.46)      (0.40)     (0.41)      (0.50)     (0.47)
 In excess of net
  investment income.....        --        (0.01)         --         --          --         --
 Net realized gains from
  investment
  transactions..........     (1.27)       (1.78)      (1.20)     (0.97)      (0.58)     (0.31)
                           -------      -------     -------    -------    --------   --------
 Total Distributions....     (1.49)       (2.25)      (1.60)     (1.38)      (1.08)     (0.78)
                           -------      -------     -------    -------    --------   --------
Net change in asset
 value..................     (0.19)       (2.45)      (0.26)     (0.02)       2.18       0.27
                           -------      -------     -------    -------    --------   --------
Net Asset Value, End of
 Period.................   $ 12.29      $ 12.48     $ 14.93    $ 15.19    $  15.21   $  13.03
                           =======      =======     =======    =======    ========   ========
Total Return (excludes
 sales charge)..........     10.81%(b)    (1.05)%      9.40%      9.54%      26.42%      8.37%

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $34,750      $21,951     $43,223    $46,814    $372,769   $338,425
Ratio of expenses to
 average net assets.....      1.32%(c)     1.35%       1.34%      1.24%       1.05%      0.98%
Ratio of net investment
 income to average net
 assets.................      3.13%(c)     3.28%       2.67%      2.77%       3.49%      3.61%
Ratio of expenses to
 average net assets*....      1.37%(c)     1.37%       1.35%      1.24%       1.10%      1.11%
Portfolio turnover**....         7%          16%         23%        25%         25%        20%

/\  Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b)  Not annualized.
(c)  Annualized.

 Financial Highlights, Class B Shares

                                Six Months
                                   Ended      Year Ended Year Ended Period Ended
                                January 31,    July 31,   July 31,    July 31,
                                   2001          2000       1999      1998 (a)
                                -----------   ---------- ---------- ------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period.......................    $12.45        $14.90    $ 15.16      $14.99
                                  ------        ------    -------      ------
Investment Activities
 Net investment income........      0.17          0.34       0.29        0.28
 Net realized and unrealized
  gains (losses) from
  investments.................      1.08         (0.64)      0.95        1.15
                                  ------        ------    -------      ------
 Total from Investment
  Activities..................      1.25         (0.30)      1.24        1.43
                                  ------        ------    -------      ------
Distributions
 Net investment income........     (0.17)        (0.36)     (0.30)      (0.29)
 In excess of net investment
  income......................        --         (0.01)        --          --
 Net realized gains from
  investment transactions.....     (1.27)        (1.78)     (1.20)      (0.97)
                                  ------        ------    -------      ------
 Total Distributions..........     (1.44)        (2.15)     (1.50)      (1.26)
                                  ------        ------    -------      ------
Net change in asset value.....     (0.19)        (2.45)     (0.26)       0.17
                                  ------        ------    -------      ------
Net Asset Value, End of
 Period.......................    $12.26        $12.45    $ 14.90      $15.16
                                  ======        ======    =======      ======
Total Return (excludes
 redemption charge)...........     10.42%(b)     (1.80)%     8.66%      10.07%(b)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)........................    $7,060        $7,072    $10,131      $5,309
Ratio of expenses to average
 net assets...................      2.07%(c)      2.10%      2.09%       2.12%(c)
Ratio of net investment income
 to average net assets........      2.43%(c)      2.54%      1.93%       1.83%(c)
Ratio of expenses to average
 net assets*..................      2.12%(c)      2.12%      2.10%       2.12%(c)
Portfolio turnover**..........         7%           16%        23%         25%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from September 2, 1997 (commencement of operations) through July 31, 1998.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Balanced Fund

 Financial Highlights, Trust Shares+

                             Six Months
                                Ended       Year Ended  Year Ended Period Ended
                             January 31,     July 31,    July 31,    July 31,
                                2001           2000        1999      1998 (a)
                             -----------    ----------  ---------- ------------
                             (Unaudited)
Net Asset Value, Beginning
 of Period.................   $  12.47          14.93    $  15.18    $  14.77
                              --------       --------    --------    --------
Investment Activities
 Net investment income.....       0.23           0.46        0.44        0.41
 Net realized and
  unrealized gains (losses)
  from investments.........       1.08          (0.64)       0.95        1.38
                              --------       --------    --------    --------
 Total from Investment
  Activities...............       1.31          (0.18)       1.39        1.79
                              --------       --------    --------    --------
Distributions
 Net investment income.....      (0.23)         (0.49)      (0.44)      (0.41)
 In excess of net
  investment income........         --          (0.01)         --          --
 Net realized gains from
  investment transactions..      (1.27)         (1.78)      (1.20)      (0.97)
                              --------       --------    --------    --------
 Total Distributions.......      (1.50)         (2.28)      (1.64)      (1.38)
                              --------       --------    --------    --------
Net change in asset value..      (0.19)         (2.46)      (0.25)       0.41
                              --------       --------    --------    --------
Net Asset Value, End of
 Period....................   $  12.28       $  12.47    $  14.93    $  15.18
                              ========       ========    ========    ========
Total Return...............      10.89%(c)      (0.90)%      9.74%       9.73%(b)

Ratios/Supplemental Data:
Net Assets at end of period
 (000).....................   $128,108       $166,797    $319,016    $329,626
Ratio of expenses to
 average net assets........       1.17%(d)       1.13%       1.09%       1.10%(d)
Ratio of net investment
 income to average net
 assets....................       3.34%(d)       3.50%       2.93%       2.95%(d)
Ratio of expenses to
 average net assets*.......       1.27%(d)       1.17%       1.10%       1.10%(d)
Portfolio turnover**.......          7%            16%         23%         25%

 +  Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 12.70%.
(c)  Not Annualized.
(d)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Seclect Equity Fund                                             January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks (97.6%)

                                                                        Market
                                                                Shares   Value
                                                                ------- -------

Computer Software & Services (3.2%)
Microsoft Corp. (b)............................................  5,200  $  318
                                                                        ------
Consumer Goods (4.4%)
Gillette Co.................................................... 13,900     440
                                                                        ------
Data Processing & Reproduction (5.5%)
Automatic Data Processing, Inc.................................  9,300     557
                                                                        ------
Electronic Components/Instruments (8.2%)
Emerson Electric Co............................................ 10,900     828
                                                                        ------
Financial Services (12.3%)
Dun & Bradstreet Corp.......................................... 10,250     257
H & R Block, Inc............................................... 11,800     512
Moody's Corp................................................... 16,900     473
                                                                        ------
                                                                         1,242
                                                                        ------
Food Distributors & Wholesalers (7.6%)
Sysco Corp. ................................................... 28,400     764
                                                                        ------
Food Products, Processing & Packaging (20.9%)
General Mills, Inc............................................. 16,700     700
Hershey Foods Corp.............................................  6,200     369
International Flavors & Fragrances, Inc........................ 15,000     331
J.M. Smucker Co................................................  9,500     234
Ralston Purina Group........................................... 15,300     477
                                                                        ------
                                                                         2,111
                                                                        ------
Machinery & Equipment (3.6%)
Briggs & Stratton Corp.........................................  4,500     190
Snap-On, Inc...................................................  5,700     168
                                                                        ------
                                                                           358
                                                                        ------
Newspapers (9.0%)
Gannett Co., Inc...............................................  7,600     482
Lee Enterprises................................................  6,200     195
Washington Post, Class B.......................................    401     235
                                                                        ------
                                                                           912
                                                                        ------

 Common Stocks, continued

                                                                       Market
                                                               Shares   Value
                                                               ------- -------

Office Equipment & Services (3.6%)
Pitney Bowes, Inc.............................................  10,500 $   367
                                                                       -------
Pharmaceuticals (6.8%)
Bristol-Myers Squibb Co.......................................  11,000     681
                                                                       -------
Pollution Control Services & Equipment (8.5%)
Waste Management, Inc.........................................  35,260     860
                                                                       -------
Restaurants (4.0%)
McDonald's Corp...............................................  13,900     408
                                                                       -------
TOTAL COMMON STOCKS...........................................           9,846
                                                                       =======

 Investment Companies (2.4%)

AmSouth Prime Money Market Fund............................... 239,099     239
AmSouth U.S. Treasury Money Market Fund.......................   2,447       2
                                                                       -------
TOTAL INVESTMENT COMPANIES....................................             241
                                                                       -------
TOTAL INVESTMENTS
 (Cost $9,142) (a) -- 100.0%..................................          10,087
Liabilities in excess of other
 assets -- (0.0%).............................................              (5)
                                                                       -------
NET ASSETS -- 100.0%..........................................         $10,082
                                                                       =======

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation............................................. $ 1,453
   Unrealized depreciation.............................................    (508)
                                                                        -------
   Net unrealized appreciation......................................... $   945
                                                                        =======

(b)  Represents non-income producing securities.

                       See notes to financial statements

AMSOUTH FUNDS
Select Equity Fund

 Statement of Assets and Liabilities

                                                               January 31, 2001
                               (Amounts in thousands, except per share amounts)
                                                                    (Unaudited)

Assets:
Investments, at value (cost $10,204).............................      $10,087
Interest and dividends receivable................................           12
Receivable for investments sold..................................          124
Prepaid expenses and other assets................................            3
                                                                       -------
 Total Assets....................................................       10,226
Liabilities:
Payable for investments purchased................................ $128
Accrued expenses and other payables:
 Investment advisory fees........................................    3
 Administration fees.............................................    1
 Distribution fees...............................................    3
 Other...........................................................    9
                                                                  ----
 Total Liabilities...............................................          144
                                                                       -------
Net Assets:
Capital..........................................................       11,032
Accumulated net investment loss..................................           (3)
Accumulated net realized losses..................................       (1,892)
Net unrealized appreciation from investments.....................          945
                                                                       -------
Net Assets.......................................................      $10,082
                                                                       =======
Class A Shares (a)
 Net Assets......................................................      $ 2,830
 Shares outstanding..............................................          265
 Redemption price per share......................................      $ 10.66
                                                                       =======
Class A Shares -- Maximum Sales Charge...........................         5.50%
                                                                       -------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent).......      $ 11.28
                                                                       =======
Class B Shares
 Net Assets......................................................      $   702
 Shares outstanding..............................................           67
 Offering price per share*.......................................      $ 10.56
                                                                       =======
Trust Shares (b)
 Net Assets......................................................      $ 6,550
 Shares outstanding..............................................          613
 Offering and redemption price per share.........................      $ 10.68
                                                                       =======

---------
* Redemption price per share varies by length of time shares are held.
(a) Formerly Classic Shares.
(b) Formerly Premier Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Dividend income.....................................................     $   88
Expenses:
Investment advisory fees............................................ $36
Administration fees.................................................   9
Distribution fees -- Class B Shares.................................   3
Shareholder servicing fees -- Class A Shares (a)....................   3
Shareholder servicing fees -- Trust Shares (b)......................   4
Custodian fees......................................................   1
Accounting fees.....................................................   1
Transfer agent fees.................................................  13
Other fees..........................................................  11
                                                                     ---
 Total expenses before voluntary fee reductions.....................         81
 Expenses voluntarily reduced.......................................         (4)
                                                                         ------
 Net expenses.......................................................         77
                                                                         ------
Net Investment Income...............................................         11
                                                                         ------
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions....................       (244)
Change in unrealized appreciation/depreciation from investments.....      2,009
                                                                         ------
Net realized/unrealized gains from investments......................      1,765
                                                                         ------
Change in net assets resulting from operations......................     $1,776
                                                                         ======

                       See notes to financial statements

AMSOUTH FUNDS
Select Equity Fund

 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................   $    11    $     95
 Net realized losses from investment transactions.......      (244)     (1,118)
 Change in unrealized appreciation/depreciation from
  investments...........................................     2,009      (2,445)
                                                           -------    --------
Change in net assets resulting from operations..........     1,776      (3,468)
                                                           -------    --------
Distributions to Class A Shareholders (a):
 From net investment income.............................        (3)        (34)
 In excess of net investment income.....................        --          (1)
 From net realized gains on investment transactions.....        --        (236)
 In excess of net realized gains........................        --        (214)

Distributions to Class B Shareholders:
 From net investment income.............................        --          (4)
 From net realized gains on investment transactions.....        --         (60)
 In excess of net realized gains........................        --         (54)

Distributions to Trust Shareholders (b):
 From net investment income.............................       (11)        (57)
 In excess of net investment income.....................        --          (1)
 From net realized gains on investment transactions.....        --        (290)
 In excess of net realized gains........................        --        (262)
                                                           -------    --------
Change in net assets from shareholder distributions.....       (14)     (1,213)
                                                           -------    --------
Change in net assets from capital transactions..........        (7)     (9,603)
                                                           -------    --------
Change in net assets....................................     1,755     (14,284)

Net Assets:
 Beginning of period....................................     8,327      22,611
                                                           -------    --------
 End of period..........................................   $10,082    $  8,327
                                                           =======    ========

---------
(a)  Formerly Classic Shares.
(b)  Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Select Equity Fund

 Financial Highlights, Class A Shares/\

                                           Six Months
                                              Ended      Year Ended Period Ended
                                           January 31,    July 31,    July 31,
                                              2001          2000      1999 (a)
                                           -----------   ---------- ------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.....    $ 8.72        $11.88     $ 10.00
                                             ------        ------     -------
Investment Activities
 Net investment income...................      0.01          0.07        0.04
 Net realized and unrealized gains
  (losses) from investments..............      1.94         (2.35)       1.91
                                             ------        ------     -------
 Total from Investment Activities........      1.95         (2.28)       1.95
                                             ------        ------     -------
Distributions
 Net investment lncome...................     (0.01)        (0.07)      (0.05)
 In excess of net investment lncome......        --            --       (0.01)
 Net realized gains from investment
  transactions...........................        --         (0.43)      (0.01)
 In excess of net realized gains.........        --         (0.38)         --
                                             ------        ------     -------
 Total Distributions.....................     (0.01)        (0.88)      (0.07)
                                             ------        ------     -------
Net change in asset value................      1.94         (3.16)       1.88
                                             ------        ------     -------
Net Asset Value, End of Period...........    $10.66        $ 8.72     $ 11.88
                                             ======        ======     =======
Total Return (excludes sales charge).....     22.41%(b)    (19.86)%     19.44%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)........    $2,830        $2,512     $10,258
Ratio of expenses to average net assets..      1.75%(c)      1.44%       1.13%(c)
Ratio of net investment income to average
 net assets..............................      0.19%(c)      0.67%       0.43%(c)
Ratio of expenses to average net
 assets*.................................      1.80%(c)      1.96%       1.81%(c)
Portfolio turnover**.....................        12%           25%         10%

/\  Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
(b)  Not annualized.
(c)  Annualized.

 Financial Highlights, Class B Shares

                                        Six Months
                                           Ended       Year Ended Period Ended
                                        January 31,     July 31,    July 31,
                                           2001          2000 +     1999 (a)
                                        -----------    ---------- ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period...   $ 8.64         $11.83      $ 9.98
                                          ------         ------      ------
Investment Activities
 Net investment income (loss)..........    (0.03)         (0.01)       0.02
 Net realized and unrealized gains
  (losses) from investments............     1.95          (2.34)       1.86
                                          ------         ------      ------
 Total from Investment Activities......     1.92          (2.35)       1.88
                                          ------         ------      ------
Distributions
 Net investment lncome.................       --          (0.03)      (0.01)
 In excess of net investment lncome....       --             --       (0.01)
 Net realized gains from investment
  transactions.........................       --          (0.43)      (0.01)
 In excess of net realized gains.......       --          (0.38)         --
                                          ------         ------      ------
 Total Distributions...................       --          (0.84)      (0.03)
                                          ------         ------      ------
Net change in asset value..............     1.92          (3.19)       1.85
                                          ------         ------      ------
Net Asset Value, End of Period.........   $10.56         $ 8.64      $11.83
                                          ======         ======      ======
Total Return (excludes redemption
 charge)...............................    22.22%(b)     (20.47)%     18.83%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)......   $  702         $  715      $1,933
Ratio of expenses to average net
 assets................................     2.50%(c)       2.21%       1.99%(c)
Ratio of net investment income to
 average net assets....................    (0.53)%(c)     (0.08)%     (0.49)%(c)
Ratio of expenses to average net
 assets*...............................     2.55%(c)       2.72%       2.58%(c)
Portfolio turnover**...................       12%            25%         10%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment income (loss) is based on average shares outstanding during the period.
(a) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Select Equity Fund


 Financial Highlights, Trust Shares/\

                                           Six Months
                                              Ended      Year Ended Period Ended
                                           January 31,    July 31,    July 31,
                                              2001          2000      1999 (a)
                                           -----------   ---------- ------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.....    $ 8.73        $11.89     $ 11.52
Investment Activities
 Net investment income...................      0.02          0.09        0.04
 Net realized and unrealized gains
  (losses) from investments..............      1.95         (2.36)       0.38
                                             ------        ------     -------
 Total from Investment Activities........      1.97         (2.27)       0.42
                                             ------        ------     -------
Distributions
 Net investment lncome...................     (0.02)        (0.08)      (0.03)
 In excess of net investment lncome......        --            --       (0.01)
 Net realized gains from investment
  transactions...........................        --         (0.43)      (0.01)
 In excess of net realized gains.........        --         (0.38)         --
                                             ------        ------     -------
 Total Distributions.....................     (0.02)        (0.89)      (0.05)
                                             ------        ------     -------
Net change in asset value................      1.95         (3.16)       0.37
                                             ------        ------     -------
Net Asset Value, End of Period...........    $10.68        $ 8.73     $ 11.89
                                             ======        ======     =======
Total Return.............................     22.58%(b)    (19.72)%      3.63%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)........    $6,550        $5,100     $10,420
Ratio of expenses to average net assets..      1.60%(c)      1.25%       0.99%(c)
Ratio of net investment income to average
 net assets..............................      0.35%(c)      0.88%       0.65%(c)
Ratio of expenses to average net
 assets*.................................      1.70%(c)      1.78%       1.58%(c)
Portfolio turnover**.....................        12%           25%         10%

/\  Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from December 3, 1998 (commencement of operations) through July 31, 1999.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Enhanced Market Fund                                            January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks (98.5%)

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Aerospace/Defense (1.5%)
B.F. Goodrich Co. ...........................................      100  $     4
Boeing Co. ..................................................    6,900      404
General Dynamics Corp. ......................................    1,000       71
Northrop Grumman Corp. ......................................      200       17
Raytheon Co, Class B.........................................    3,600      127
United Technologies Corp. ...................................    4,100      307
                                                                        -------
                                                                            930
                                                                        -------
Agriculture (0.2%)
Archer-Daniels-Midland Co. ..................................    6,511       97
                                                                        -------
Airlines (0.2%)
AMR Corp. ...................................................    1,300       51
Delta Air Lines, Inc. .......................................      700       33
US Airways Group, Inc. (b)...................................      400       18
                                                                        -------
                                                                            102
                                                                        -------
Appliances (0.1%)
Maytag Corp. ................................................      400       14
Whirlpool Corp. .............................................      400       21
                                                                        -------
                                                                             35
                                                                        -------
Automotive (0.7%)
Ford Motor Co. ..............................................    9,700      274
General Motors Corp. ........................................    2,800      150
                                                                        -------
                                                                            424
                                                                        -------
Automotive Parts (0.3%)
Cooper Tire & Rubber Co. ....................................      400        5
Delphi Automotive Systems....................................    2,937       43
Eaton Corp. .................................................      800       55
Genuine Parts Co. ...........................................      200        5
Goodyear Tire & Rubber Co. ..................................      900       24
TRW, Inc. ...................................................    1,100       40
Visteon Corp. ...............................................      691       10
                                                                        -------
                                                                            182
                                                                        -------
Banking (4.2%)
Bank of America Corp. .......................................    4,800      258
Bank of New York Co., Inc. ..................................    7,600      416
Bank One Corp. ..............................................    1,100       43
Comerica, Inc. ..............................................      600       36
Huntington Bancshares, Inc. .................................    1,386       21
J.P. Morgan Chase & Co., Inc ................................   16,320      898
Keycorp......................................................    2,300       61
MBNA Corp. ..................................................    4,400      159
Old Kent Financial Corp. ....................................      210        9
Regions Financial Corp. .....................................    1,200       36
SouthTrust Corp. ............................................      900       40
State Street Corp. ..........................................    1,600      181
Summit Bancorp. .............................................      500       22
U.S. Bancorp. ...............................................    7,700      228
Union Planters Corp. ........................................      200        8
Wells Fargo Co. .............................................    4,700      242
                                                                        -------
                                                                          2,658
                                                                        -------

 Common Stocks, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Beverages (1.4%)
Adolph Coors Co., Class B....................................      400  $    28
Brown-Forman Corp. ..........................................      100        7
Coca Cola Enterprises, Inc. .................................      500       10
Coca-Cola Co. ...............................................    9,000      522
PepsiCo, Inc. ...............................................    7,400      326
                                                                        -------
                                                                            893
                                                                        -------
Biotechnology (0.8%)
Amgen, Inc. .................................................    5,300      373
Biogen, Inc. (b).............................................      800       52
MedImmune, Inc. (b)..........................................    2,200       87
                                                                        -------
                                                                            512
                                                                        -------
Brokerage Services (1.4%)
Charles Schwab Corp. ........................................      100        3
Lehman Brothers Holdings, Inc. ..............................    2,500      206
Merrill Lynch & Co., Inc. ...................................    5,600      406
Morgan Stanley Dean Witter & Co. ............................    3,000      254
                                                                        -------
                                                                            869
                                                                        -------
Building Materials (0.1%)
Armstrong Holdings, Inc. (b).................................      200        1
Masco Corp. .................................................    1,400       33
Vulcan Materials Co. ........................................      200        9
                                                                        -------
                                                                             43
                                                                        -------
Chemicals (1.6%)
Air Products and Chemicals, Inc. ............................    1,200       45
Dow Chemical Co. ............................................    3,600      123
E.I. du Pont de Nemours & Co. ...............................   10,578      462
Eastman Chemical Co. ........................................      800       37
FMC Corp. ...................................................      200       14
PPG Industries, Inc. ........................................    1,800       83
Praxair, Inc. ...............................................    1,300       58
Rohm & Haas Co. .............................................      700       25
Sherwin Williams Co. ........................................    1,700       46
Sigma Aldrich Corp. .........................................      500       20
Union Carbide Corp. .........................................    1,400       73
W.R.Grace and Co. (b)........................................      300        1
                                                                        -------
                                                                            987
                                                                        -------
Chemicals -- Speciality (0.1%)
Ashland, Inc. ...............................................      800       30
Engelhard Corp. .............................................    1,400       31
                                                                        -------
                                                                             61
                                                                        -------
Commercial Services (0.4%)
Cendant Corp. ...............................................    1,100       14
Deluxe Corp. ................................................      800       17
Ecolab, Inc. ................................................      300       12
Quintiles Transnational Corp. (b)............................      600       13
Sabre Holdings Group, Inc. ..................................      700       30
Vivendi Universal -- ADR.....................................    1,840      139
                                                                        -------
                                                                            225
                                                                        -------
Computer Hardware (3.9%)
Apple Computer, Inc. (b).....................................    1,700       37
Compaq Computer Corp. .......................................   12,600      299

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Enhanced Market Fund                                            January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Computer Hardware, continued
Dell Computer Corp. (b)......................................   13,300  $   347
IBM Corp. ...................................................   10,600    1,188
Sun Microsystems, Inc. (b)...................................   18,600      568
                                                                        -------
                                                                          2,439
                                                                        -------
Computer Software (5.7%)
Adobe Systems, Inc. .........................................    1,200       52
Autodesk, Inc. ..............................................      300       11
Avaya Inc. (b)...............................................    1,479       26
BMC Software, Inc. (b).......................................    1,300       38
Citrix Systems, Inc. (b).....................................    1,000       36
Computer Associates International, Inc. .....................    6,200      223
Computer Sciences Corp. .....................................    1,700      110
Compuware Corp. (b)..........................................    2,000       25
Efunds Corp. (b).............................................      441        5
Mercury Interactive Corp. (b)................................      400       35
Microsoft Corp. (b)..........................................   29,200    1,782
Novell, Inc. (b).............................................    1,800       16
Oracle Corp. (b).............................................   29,000      845
Parametric Technology Corp. (b)..............................    1,400       21
Peoplesoft, Inc. (b).........................................    2,900      119
Siebel Systems, Inc. (b).....................................    2,100      139
Veritas Software Corp. (b)...................................    1,571      149
                                                                        -------
                                                                          3,632
                                                                        -------
Computers & Peripherals (5.0%)
Adaptec, Inc. (b)............................................      500        7
Cabletron Systems, Inc. (b)..................................    1,900       39
Cisco Systems, Inc. (b)......................................   38,800    1,452
Convergys Corp. (b)..........................................      800       38
Electronic Data Systems Corp. ...............................    4,800      267
EMC Corp. ...................................................   12,562      955
Hewlett-Packard Co. .........................................    5,200      191
NCR Corp. (b)................................................      500       24
Network Appliance Corp. (b)..................................    2,400      129
Sapient Corp. (b)............................................      600       10
Unisys Corp. (b).............................................    3,300       57
                                                                        -------
                                                                          3,169
                                                                        -------
Construction (0.1%)
Fluor Corp. (b)..............................................      800       26
KB Home......................................................      200        6
                                                                        -------
                                                                             32
                                                                        -------
Consumer Goods (0.0%)
American Greetings Corp., Class A............................      400        5
Brunswick Corp. .............................................    1,000       20
                                                                        -------
                                                                             25
                                                                        -------
Containers & Packaging (0.1%)
Ball Corp. ..................................................      200        8
Bemis, Co., Inc. ............................................      300       10
Pactiv Corp. (b).............................................    1,000       12
Sealed Air Corp. (b).........................................      200        6
                                                                        -------
                                                                             36
                                                                        -------

 Common Stocks, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Cosmetics/Personal Care (1.7%)
Alberto Culver Co., Class B..................................      200  $     8
Avon Products, Inc. .........................................    2,500      106
Kimberly Clark Corp. ........................................    5,000      324
Procter & Gamble Co. ........................................    8,600      617
                                                                        -------
                                                                          1,055
                                                                        -------
Diversified Manufacturing (6.1%)
Crane Co. ...................................................      400       11
Danaher Corp. ...............................................      500       32
General Electric Co. ........................................   53,800    2,474
Honeywell International, Inc. ...............................    4,100      194
ITT Industries, Inc. ........................................      500       20
Minnesota Mining & Manufacturing Co. ........................    3,200      354
National Service Industries, Inc. ...........................      200        5
Textron, Inc. ...............................................    1,500       77
Tyco International Ltd. .....................................   11,674      718
                                                                        -------
                                                                          3,885
                                                                        -------
Electronic Components (1.5%)
Agilent Technologies, Inc. (b)...............................    2,379      130
Altera Corp. (b).............................................    4,100      124
Analog Devices, Inc. (b).....................................    3,400      212
Broadcom Corp., Class A (b)..................................    1,100      121
Cooper Industries............................................    1,000       45
Millipore Corp. .............................................      500       28
Palm, Inc. (b)...............................................    2,936       80
Power-One, Inc. (b)..........................................      400       19
Tektronix, Inc. (b)..........................................    1,000       39
Xilinx, Inc. (b).............................................    3,200      172
                                                                        -------
                                                                            970
                                                                        -------
Electronic Components/Instruments (1.0%)
American Power Conversion Corp. (b)..........................    1,100       18
Emerson Electric Co. ........................................    3,800      289
Johnson Controls, Inc. ......................................      800       52
Parker-Hannifin Corp. .......................................    1,100       48
PerkinElmer, Inc. ...........................................      500       49
Rockwell International Corp. ................................    1,900       90
Teradyne, Inc. (b)...........................................    1,400       61
                                                                        -------
                                                                            607
                                                                        -------
Entertainment (1.9%)
AOL-Time Warner, Inc. .......................................   20,000    1,051
Disney (Walt) Co. ...........................................    4,400      134
Harrah's Entertainment, Inc. (b).............................    1,100       32
                                                                        -------
                                                                          1,217
                                                                        -------
Financial Services (5.9%)
American Express Co. ........................................   10,800      509
Capital One Financial Corp. .................................    1,000       63
Charter One Financial, Inc. .................................      525       15
Citigroup, Inc. .............................................   26,666    1,492
Fannie Mae...................................................    8,000      593
Franklin Resources, Inc. ....................................    2,600      122
Freddie Mac..................................................    3,600      220
Golden West Financial Corp. .................................      600       32
H & R Block, Inc. ...........................................    1,000       43

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Enhanced Market Fund                                            January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Financial Services, continued
Household International, Inc. ...............................    2,500  $   144
Mellon Financial Corp. ......................................    2,500      117
Moody's Corp. ...............................................      900       25
Providian Financial .........................................    1,500       88
Stilwell Financial, Inc. ....................................    1,200       52
T. Rowe Price Group, Inc. ...................................      600       23
The CIT Group, Inc. .........................................    1,400       33
USA Education, Inc. .........................................      800       50
Washington Mutual, Inc. .....................................    2,800      135
                                                                        -------
                                                                          3,756
                                                                        -------
Food Products, Processing &
 Packaging (1.1%)
H.J. Heinz Co. ..............................................    3,600      158
Quaker Oats Co. .............................................    1,400      133
Ralston Purina Group.........................................    1,100       34
Sara Lee Corp. ..............................................    8,900      189
Unilever NV ADR..............................................    2,950      167
William Wrigley Jr. Co. .....................................      400       35
                                                                        -------
                                                                            716
                                                                        -------
Forest & Paper Products (0.5%)
Boise Cascade Corp. .........................................      600       20
Georgia Pacific Corp. .......................................    1,000       31
Louisiana Pacific Corp. .....................................      600        7
Mead Corp. ..................................................    1,100       33
Potlatch Corp. ..............................................      100        3
Temple-Inland, Inc. .........................................      600       31
Westvaco Corp. ..............................................    1,100       30
Weyerhaeuser Co. ............................................    2,300      120
Willamette Industries, Inc. .................................    1,100       52
                                                                        -------
                                                                            327
                                                                        -------
Gas Distribution (0.5%)
El Paso Energy Corp. (b).....................................    2,553      162
KeySpan Corp. ...............................................      700       26
Nicor, Inc. .................................................      200        7
Oneok, Inc. .................................................      100        4
Sempra Energy ...............................................    1,100       22
Williams Cos., Inc. .........................................    2,300       90
                                                                        -------
                                                                            311
                                                                        -------
Health Care (0.3%)
Aetna Inc. (b)...............................................      700       27
HCA-The Healthcare Co. ......................................    2,900      108
HEALTHSOUTH Corp. (b)........................................    4,100       61
Humana, Inc. (b).............................................      900       11
                                                                        -------
                                                                            207
                                                                        -------
Health Care Services (0.4%)
IMS Health, Inc. ............................................    3,100       79
Manor Care, Inc. (b).........................................    1,200       23
McKesson HBOC, Inc. .........................................    1,070       35
Tenet Healthcare Corp. ......................................    1,700       74
Wellpoint Health Networks, Inc. (b)..........................      500       48
                                                                        -------
                                                                            259
                                                                        -------

 Common Stocks, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Home Builders (0.0%)
Centex Corp. ................................................      300  $    12
Pulte Corp. .................................................      200        7
                                                                        -------
                                                                             19
                                                                        -------
Hotels & Lodging (0.4%)
Carnival Corp. ..............................................    6,100      196
Hilton Hotels Corp. .........................................    2,000       24
                                                                        -------
                                                                            220
                                                                        -------
Household Products (0.1%)
Fortune Brands, Inc. ........................................      900       29
Leggett & Platt, Inc. .......................................      200        4
Springs Industries, Inc., Class A............................      100        4
Tupperware Corp. ............................................      300        6
                                                                        -------
                                                                             43
                                                                        -------
Insurance (3.2%)
AFLAC, Inc. .................................................    2,700      159
American International Group, Inc. ..........................   10,137      861
Cigna Corp. .................................................    1,600      178
Cincinnati Financial Corp. ..................................      900       32
Hartford Financial Services Group............................    2,300      141
Jefferson Pilot Corp. .......................................    1,100       73
Lincoln National Corp. ......................................    2,000       90
Loews Corp. .................................................      300       29
Marsh & McLennan Cos., Inc. .................................    2,800      303
MGIC Investment Corp. .......................................      800       46
Progressive Corp. ...........................................      200       19
Safeco Corp. ................................................      600       15
Torchmark Corp. .............................................    1,200       42
                                                                        -------
                                                                          1,988
                                                                        -------
Machinery & Equipment (0.6%)
Black & Decker Corp. ........................................      900       40
Briggs & Stratton Corp. .....................................      100        4
Caterpillar, Inc. ...........................................    3,600      160
Deere & Co. .................................................    1,700       73
Dover Corp. .................................................      700       29
Ingersoll Rand Co. ..........................................      900       40
PACCAR, Inc. ................................................      400       20
W W Grainger, Inc. ..........................................      100        4
                                                                        -------
                                                                            370
                                                                        -------
Media (1.1%)
Comcast Corp.-Special Class A (b)............................    7,400      316
Harcourt General, Inc. ......................................      100        6
McGraw Hill Cos., Inc. ......................................    2,000      128
Viacom, Inc., Class B (b)....................................    3,924      217
                                                                        -------
                                                                            667
                                                                        -------
Medical Supplies (1.4%)
Allergan, Inc. ..............................................    1,300      106
Applied Biosystems Group.....................................    2,100      176
Bausch & Lomb, Inc. .........................................      600       28
Becton, Dickinson & Co. .....................................    2,300       79
Biomet, Inc. ................................................      900       30
Boston Scientific Corp. (b)..................................      300        5

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Enhanced Market Fund                                            January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Medical Supplies, continued
C.R. Bard, Inc. .............................................      500  $    23
Guidant Corp. (b)............................................    1,600       79
Medtronic, Inc. .............................................    6,200      336
                                                                        -------
                                                                            862
                                                                        -------
Metals & Mining (0.9%)
Alcan Aluminum Ltd. .........................................    1,800       66
Alcoa, Inc. .................................................    8,884      327
Allegheny Technologies, Inc. ................................      500        8
Barrick Gold Corp. ..........................................    2,100       32
Freeport-McMoran Copper & Gold, Inc. (b).....................    1,800       21
Homestake Mining ............................................    2,900       14
Inco Ltd. (b)................................................      900       14
Massey Energy Co. ...........................................      800       14
Newmont Mining Corp. ........................................    1,800       28
Phelps Dodge Corp. ..........................................      405       19
Placer Dome, Inc. ...........................................    1,800       16
                                                                        -------
                                                                            559
                                                                        -------
Newspapers (0.3%)
Dow Jones & Co., Inc. .......................................      200       12
Gannett Co., Inc. ...........................................    2,700      172
Knight-Ridder, Inc. (b)......................................      100        6
New York Times Co. ..........................................      400       17
                                                                        -------
                                                                            207
                                                                        -------
Office Equipment & Services (0.3%)
Avery Dennison Corp. ........................................      200       11
Lexmark International Group, Inc., Class A (b)...............    1,000       57
Pitney Bowes, Inc. ..........................................    1,400       49
Xerox Corp. .................................................    5,600       46
                                                                        -------
                                                                            163
                                                                        -------
Oil & Gas Exploration, Production, & Services (6.9%)
Amerada Hess Corp. ..........................................      900       62
Apache Corp. ................................................      900       52
Baker Hughes, Inc. ..........................................    3,452      143
Burlington Resources, Inc. ..................................    2,300       97
Chevron Corp. ...............................................    5,300      441
Conoco, Inc., Class B........................................    3,290       93
Enron Corp. .................................................    3,800      304
Exxon Mobil Corp. ...........................................   20,432    1,720
Kerr-McGee Corp. ............................................      200       13
McDermott International, Inc. (b)............................      300        4
Nabors Industries, Inc. (b)..................................    1,000       59
Occidental Petroleum Corp. ..................................    1,900       43
Phillips Petroleum Co. ......................................    1,300       76
Progress Energy Inc., CVO (b)................................      500        0
Rowan Cos., Inc. (b).........................................    1,000       27
Royal Dutch Petroleum Co. ...................................   11,000      664
Sunoco, Inc. ................................................      500       16
Texaco, Inc. ................................................    5,600      344
Tosco Corp. .................................................      800       27
Transocean Sedco Forex, Inc. ................................    2,274      103

 Common Stocks, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Oil & Gas Exploration, Production, & Services, continued
Unocal Corp. ................................................    1,300  $    45
USX-Marathon Group ..........................................    2,200       60
                                                                        -------
                                                                          4,393
                                                                        -------
Pharmaceuticals (10.0%)
Abbott Laboratories .........................................   10,200      458
American Home Products Corp. ................................    9,000      532
Baxter International, Inc. ..................................    3,000      264
Bristol-Myers Squibb Co. ....................................   12,000      742
Eli Lilly & Co. .............................................    7,100      559
Johnson & Johnson............................................    7,200      671
King Pharmaceuticals, Inc. (b)...............................      900       41
Merck & Co., Inc. ...........................................   11,800      969
Pfizer, Inc. ................................................   27,550    1,243
Pharmacia Corp. .............................................    6,674      374
Schering-Plough Corp. .......................................    9,800      494
Watson Pharmaceuticals, Inc. (b).............................      100        5
                                                                        -------
                                                                          6,352
                                                                        -------
Photography & Imaging (0.2%)
Eastman Kodak Co. ...........................................    3,200      140
Polaroid Corp. ..............................................      200        1
                                                                        -------
                                                                            141
                                                                        -------
Railroads (0.4%)
Burlington Northern Santa Fe.................................    4,300      132
CSX Corp. ...................................................    1,900       58
Norfolk Southern Corp. ......................................    1,000       16
Union Pacific Corp. .........................................    1,300       69
                                                                        -------
                                                                            275
                                                                        -------
Restaurants (0.7%)
Darden Restaurants, Inc. ....................................    1,300       28
McDonald's Corp. ............................................   10,600      311
Starbucks Corp. (b)..........................................    1,000       50
Tricon Global Restaurants (b)................................      800       29
Wendy's International, Inc. .................................    1,200       29
                                                                        -------
                                                                            447
                                                                        -------
Retail (5.5%)
Bed Bath & Beyond, Inc. (b)..................................    1,600       43
Best Buy Co., Inc. (b).......................................    2,100      105
Circuit City Stores, Inc. ...................................    1,900       36
Gap, Inc. ...................................................    8,700      284
Home Depot, Inc. ............................................   15,900      766
J.C. Penney Co., Inc. .......................................      100        1
Liz Claiborne, Inc. .........................................      300       15
Longs Drug Stores Corp. .....................................      200        5
Lowes Companies, Inc. .......................................    3,900      208
May Department Stores Co. ...................................    3,100      121
Office Depot, Inc. (b).......................................    1,800       18
RadioShack Corp. ............................................    1,000       55
Reebok International Ltd. (b)................................      200        5
Russell Corp. ...............................................      200        4
Safeway, Inc. (b)............................................    2,600      132
Staples, Inc. (b)............................................    2,400       40

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Enhanced Market Fund                                            January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Retail, continued
SUPERVALU, Inc. .............................................    1,500  $    20
Target Corp. ................................................    9,400      357
Tiffany & Co. ...............................................    1,200       45
Toys R Us, Inc. (b)..........................................    1,200       32
V F Corp. ...................................................      100        3
Wal-Mart Stores, Inc. .......................................   19,100    1,085
Walgreen Co. ................................................    1,400       57
                                                                        -------
                                                                          3,437
                                                                        -------
Semiconductors (4.7%)
Advanced Micro Devices, Inc. ................................    2,300       57
Applied Materials, Inc. (b)..................................    6,200      312
Axcelis Technologies, Inc. (b)...............................      943       11
Conexant Systems, Inc. (b)...................................    1,200       22
Intel Corp. .................................................   36,600    1,353
KLA-Tencor Corp. (b).........................................    1,000       46
Linear Technology Corp. .....................................    1,600      100
LSI Logic Corp. (b)..........................................    1,700       42
Maxim Integrated Products, Inc. (b)..........................    2,900      177
Micron Technology, Inc. .....................................    5,800      265
National Semiconductor Corp. ................................    1,500       43
Novellus Systems, Inc. (b)...................................      700       34
Texas Instruments, Inc. .....................................   11,000      482
                                                                        -------
                                                                          2,944
                                                                        -------
Steel (0.1%)
Bethlehem Steel Corp. (b)....................................      500        1
Nucor Corp. .................................................      900       37
Timken Co. ..................................................      300        5
USX-U.S. Steel Group, Inc. ..................................    1,000       16
Worthington Industries, Inc. ................................      400        4
                                                                        -------
                                                                             63
                                                                        -------
Telecommunications -- Equipment (2.3%)
Corning, Inc. ...............................................    4,500      255
JDS Uniphase Corp. (b).......................................    2,000      110
Lucent Technologies, Inc. ...................................   17,150      319
Motorola, Inc. ..............................................   16,531      377
Scientific-Atlanta, Inc. ....................................    1,700      102
Tellabs, Inc. (b)............................................    4,200      272
                                                                        -------
                                                                          1,435
                                                                        -------
Telecommunications -- Wireless (1.7%)
Andrew Corp. (b).............................................      400        8
Nortel Networks Corp., ADR...................................   15,400      589
Qualcomm, Inc. ..............................................    5,400      454
                                                                        -------
                                                                          1,051
                                                                        -------
Tobacco (1.1%)
Philip Morris Companies, Inc. ...............................   14,700      647
UST, Inc. ...................................................    1,800       46
                                                                        -------
                                                                            693
                                                                        -------
Toys/Games/Hobbies (0.1%)
Hasbro, Inc. ................................................    1,950       23
Mattel, Inc. ................................................    2,300       34
                                                                        -------
                                                                             57
                                                                        -------

 Common Stocks, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Transportation & Shipping (0.1%)
FedEx Corp. (b)..............................................    1,500  $    68
                                                                        -------
Transportation Leasing & Trucking (0.0%)
Ryder System, Inc. ..........................................      600       12
                                                                        -------
Utilities -- Electric & Gas (2.1%)
Ameren Corp. ................................................      700       29
American Electric Power Co. .................................    1,720       74
Cinergy Corp. ...............................................      900       27
CMS Energy Corp. ............................................      700       21
Consolidated Edison, Inc. ...................................    1,100       38
Constellation Energy Group ..................................      800       32
Dominion Resources, Inc. ....................................    1,204       74
DTE Energy Co. ..............................................      800       28
Duke Energy Corp. ...........................................    3,800      140
Dynergy Inc., Class A........................................    1,600       78
Edison International (b).....................................    1,700       23
Entergy Corp. ...............................................    1,200       43
Exelon Corp. ................................................    1,675      102
Firstenergy Corp. ...........................................    1,200       33
FPL Group, Inc. .............................................      900       52
GPU, Inc. ...................................................      600       19
Niagara Mohawk Holdings, Inc. (b)............................      800       14
Nisource, Inc. (b)...........................................      593       16
Peoples Energy Corp. ........................................      200        7
PG&E Corp. (b)...............................................    2,000       29
Pinnacle West Capital Corp. .................................      500       22
PPL Corp. ...................................................      750       31
Progress Energy Inc .........................................    1,537       63
Public Service Enterprise Group, Inc. .......................    1,100       45
Reliant Energy, Inc. ........................................    1,600       60
Southern Co. ................................................    3,300       96
TXU Corp. ...................................................    1,400       53
Xcel Energy, Inc. ...........................................    1,785       45
                                                                        -------
                                                                          1,294
                                                                        -------
Utilities -- Telecommunications (5.6%)
Alltel Corp. ................................................    3,300      195
AT&T Corp. ..................................................    9,311      223
BellSouth Corp. .............................................    4,800      202
Centurytel, Inc. ............................................      800       25
Global Crossing Ltd. (b).....................................    4,530      100
Qwest Communications International, Inc. (b).................    8,527      359
SBC Communications, Inc. ....................................   19,480      943
Sprint Corp. ................................................    9,100      226
Sprint Corp. (PCS Group) (b).................................    4,800      146
Verizon Communications.......................................   14,006      770
MCI WorldCom, Inc. (b).......................................   14,800      319
                                                                        -------
                                                                          3,508
                                                                        -------
TOTAL COMMON STOCKS..........................................            61,929
                                                                        -------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Enhanced Market Fund                                            January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)


 Convertible Preferred Stocks (0.0%)

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Utilities -- Electric & Gas (0.0%)
Nisource Inc. ...............................................      305  $     1
                                                                        -------
TOTAL CONVERTIBLE PREFERRED STOCKS...........................                 1
                                                                        -------

 U.S. Treasury Bills (0.8%)

3/1/01 (c)...................................................  $   500      498
                                                                        -------
TOTAL U.S. TREASURY BILLS....................................               498
                                                                        -------

 Investment Companies (0.7%)

AmSouth Prime Money Market Fund..............................  459,327      459
                                                                        -------
TOTAL INVESTMENT COMPANIES...................................               459
                                                                        -------
TOTAL INVESTMENTS
 (Cost $60,182) (a) -- 100.0%................................            62,887
Liabilities in excess of other
 assets -- 0.0%..............................................               (25)
                                                                        -------
NET ASSETS -- 100.0%.........................................           $62,862
                                                                        =======

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation............................................. $ 9,426
   Unrealized depreciation.............................................  (6,721)
                                                                        -------
   Net unrealized appreciation......................................... $ 2,705
                                                                        =======

(b) Represents non-income producing securities.
(c) All or part of this security has been pledged as collateral as of January 31, 2001.
ADR -- American Depository Receipt
MTN -- Medium Term Note

                                                Open Futures Contracts
                                                ----------------------
                                         # of    Contract Expiration Unrealized
                                       Contracts  Value      Date    Gain/(Loss)
                                       --------- -------- ---------- -----------
S&P 500 Stock Index...................      3     $1,030   3/19/01        (3)

The aggregate market value of securities pledged to cover margin requirements for open futures positions at January 31, 2001 was $360.


                       See notes to financial statements

AMSOUTH FUNDS
Enhanced Market Fund

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments, at value (cost $60,182)...........................         $62,887
Interest and dividends receivable..............................              55
Receivable for capital shares issued...........................              52
Collateral for securities loaned, at fair value................           4,591
Prepaid expenses and other assets..............................               4
                                                                        -------
 Total Assets..................................................          67,589
Liabilities:
Payable for investments purchased..............................  $    5
Payable for capital shares redeemed............................      62
Payable upon return of securities loaned.......................   4,591
Accrued expenses and other payables:
 Investment advisory fees......................................      11
 Administration fees...........................................       9
 Distribution fees.............................................      20
 Custodian fees................................................       1
 Other.........................................................      28
                                                                 ------
 Total Liabilities.............................................           4,727
                                                                        -------
Net Assets:
Capital........................................................          59,797
Accumulated net investment loss................................              (9)
Accumulated net realized gains from investment transactions and
 futures.......................................................             372
Net unrealized appreciation from investments and futures.......           2,702
                                                                        -------
Net Assets.....................................................         $62,862
                                                                        =======
Class A Shares (a)
 Net Assets....................................................         $18,013
 Shares outstanding............................................           1,301
 Redemption price per share....................................         $ 13.85
                                                                        =======
Class A Shares -- Maximum Sales Charge.........................            5.50%
                                                                        -------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent).....         $ 14.66
                                                                        =======
Class B Shares
 Net Assets....................................................         $16,467
 Shares outstanding............................................           1,201
 Offering price per share*.....................................         $ 13.71
                                                                        =======
Trust Shares (b)
 Net Assets....................................................         $28,382
 Shares outstanding............................................           2,049
 Offering and redemption price per share.......................         $ 13.85
                                                                        =======

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly Classic Shares.
(b)  Formerly Premier Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income..................................................      $    21
Dividend income..................................................          413
Income from securities lending...................................            4
                                                                       -------
 Total Investment Income.........................................          438
Expenses:
Investment advisory fees......................................... $152
Administration fees..............................................   68
Distribution fees -- Class B Shares..............................   85
Shareholder servicing fees -- Class A Shares (a).................   24
Shareholder servicing fees -- Trust Shares (b)...................   23
Custodian fees...................................................    9
Accounting fees..................................................   11
Transfer agent fees..............................................   35
Other fees.......................................................   18
                                                                  ----
 Total expenses before voluntary fee reductions..................          425
 Expenses voluntarily reduced....................................          (26)
                                                                       -------
 Net expenses....................................................          399
                                                                       -------
Net Investment Income............................................           39
                                                                       -------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions and futures......          767
Change in unrealized appreciation/depreciation from investments
 and futures.....................................................       (3,485)
                                                                       -------
Net realized/unrealized losses from investments..................       (2,718)
                                                                       -------
Change in net assets resulting from operations...................      $(2,679)
                                                                       =======

                       See notes to financial statements

AMSOUTH FUNDS
Enhanced Market Fund

 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................   $    39    $   227
 Net realized gains from investment transactions and
  futures...............................................       767        769
 Change in unrealized appreciation/depreciation from
  investments and futures ..............................    (3,485)     3,755
                                                           -------    -------
Change in net assets resulting from operations..........    (2,679)     4,751
                                                           -------    -------
Distributions to Class A Shareholders (a):
 From net investment income.............................       (10)       (81)
 In excess of net investment income.....................        --         (7)
 From net realized gains on investment transactions.....      (287)      (614)

Distributions to Class B Shareholders:
 From net investment income.............................        --         (4)
 From net realized gains on investment transactions.....      (260)      (326)

Distributions to Trust Shareholders (b):
 From net investment income.............................       (36)      (144)
 In excess of net investment income.....................        --        (12)
 From net realized gains on investment transactions.....      (457)      (754)
                                                           -------    -------
Change in net assets from shareholder distributions.....    (1,050)    (1,942)
                                                           -------    -------
Change in net assets from capital transactions..........    (2,681)    31,693
                                                           -------    -------
Change in net assets....................................    (6,410)    34,502

Net Assets:
 Beginning of period....................................    69,272     34,770
                                                           -------    -------
 End of period..........................................   $62,862    $69,272
                                                           =======    =======

---------
(a)  Formerly Classic Shares.
(b)  Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Enhanced Market Fund

 Financial Highlights, Class A Shares/\

                                        Six Months
                                           Ended       Year Ended Period Ended
                                        January 31,     July 31,    July 31,
                                           2001           2000      1999 (a)
                                        -----------    ---------- ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period...   $ 14.64       $ 13.86     $ 10.00
                                          -------       -------     -------
Investment Activities
 Net investment income.................      0.02          0.07        0.09
 Net realized and unrealized gains
  (losses) from investments and
  futures..............................     (0.58)         1.23        3.89
                                          -------       -------     -------
 Total from Investment Activities......     (0.56)         1.30        3.98
                                          -------       -------     -------
Distributions
 Net investment income.................     (0.01)        (0.06)      (0.09)
 In excess of net investment income....        --         (0.01)         --
 Net realized gains from investment
  transactions.........................     (0.22)        (0.45)      (0.03)
                                          -------       -------     -------
 Total Distributions...................     (0.23)        (0.52)      (0.12)
                                          -------       -------     -------
Net change in asset value..............     (0.79)         0.78        3.86
                                          -------       -------     -------
Net Asset Value, End of Period.........   $ 13.85       $ 14.64     $ 13.86
                                          =======       =======     =======
Total Return (excludes sales charge)...     (3.80)%(b)     9.46%      39.93%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)......   $18,013       $20,555     $14,365
Ratio of expenses to average net
 assets................................      1.06%(c)      1.01%       0.88%(c)
Ratio of net investment income to
 average net assets....................      0.24%(c)      0.48%       0.79%(c)
Ratio of expenses to average net
 assets*...............................      1.11%(c)      1.22%       1.52%(c)
Portfolio turnover**...................        14%           30%         36%

/\ Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
(b)  Not annualized.
(c)  Annualized.

 Financial Highlights, Class B Shares

                                        Six Months
                                           Ended       Year Ended  Period Ended
                                        January 31,     July 31,     July 31,
                                           2001           2000       1999 (a)
                                        -----------    ----------  ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period..    $ 14.55       $ 13.82       $10.30
                                          -------       -------       ------
Investment Activities
 Net investment income (loss).........      (0.04)        (0.04)        0.03
 Net realized and unrealized gains
  (losses) from investments and
  futures.............................      (0.58)         1.22         3.55
                                          -------       -------       ------
 Total from Investment Activities.....      (0.62)         1.18         3.58
                                          -------       -------       ------
Distributions
 Net investment income................         --          0.00        (0.03)
 Net realized gains from investment
  transactions........................      (0.22)        (0.45)       (0.03)
                                          -------       -------       ------
 Total Distributions..................      (0.22)        (0.45)       (0.06)
                                          -------       -------       ------
Net change in asset value.............      (0.84)         0.73         3.52
                                          -------       -------       ------
Net Asset Value, End of Period........    $ 13.71       $ 14.55       $13.82
                                          =======       =======       ======
Total Return (excludes redemption
 charge)..............................      (4.22)%(b)     8.65%       34.85%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000).....    $16,467       $17,095       $6,132
Ratio of expenses to average net
 assets...............................       1.82%(c)      1.77%        1.73%(c)
Ratio of net investment income to
 average net assets...................      (0.52)%(c)    (0.31)%      (0.12)%(c)
Ratio of expenses to average net
 assets*..............................       1.86%(c)      1.93%        2.28%(c)
Portfolio turnover**..................         14%           30%          36%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Enhanced Market Fund


 Financial Highlights, Trust Shares/\

                                        Six Months
                                           Ended       Year Ended Period Ended
                                        January 31,     July 31,    July 31,
                                           2001           2000      1999 (a)
                                        -----------    ---------- ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period...   $ 14.65       $ 13.86     $ 12.18
                                          -------       -------     -------
Investment Activities
 Net investment income.................      0.03          0.10        0.07
 Net realized and unrealized gains
  (losses) from investments and
  futures..............................     (0.59)         1.23        1.71
                                          -------       -------     -------
 Total from Investment Activities......     (0.56)         1.33        1.78
                                          -------       -------     -------
Distributions
 Net investment income.................     (0.02)        (0.08)      (0.07)
 In excess of net investment income....        --         (0.01)         --
 Net realized gains from investment
  transactions.........................     (0.22)        (0.45)      (0.03)
                                          -------       -------     -------
 Total Distributions...................     (0.24)        (0.54)      (0.10)
                                          -------       -------     -------
Net change in asset value..............     (0.80)         0.79        1.68
                                          -------       -------     -------
Net Asset Value, End of Period.........   $ 13.85       $ 14.65     $ 13.86
                                          =======       =======     =======
Total Return...........................     (3.80)%(b)     9.73%      14.71%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)......   $28,382       $31,622     $14,273
Ratio of expenses to average net
 assets................................      0.91%(c)      0.81%       0.74%(c)
Ratio of net investment income to
 average net assets....................      0.39%(c)      0.65%       0.90%(c)
Ratio of expenses to average net
 assets*...............................      1.01%(c)      0.98%       1.29%(c)
Portfolio turnover**...................        14%           30%         36%

---------

/\ Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from December 11, 1998 (commencement of operations) through July 31, 1999.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
International Equity Fund                                       January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks (95.5%)

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

Australia (0.6%)
Materials & Commodities (0.6%)
Broken Hill Proprietary Co., Ltd............................   76,304  $    790
                                                                       --------
Brazil (0.9%)
Telecommunications (0.9%)
Embratel Participacoes SA -- ADR............................   32,200       537
Tele Norte Leste Participacoes
 SA -- ADR..................................................   29,109       721
                                                                       --------
                                                                          1,258
                                                                       --------
China (0.8%)
Telecommunications (0.8%)
China Mobile, Ltd. -- ADR...................................   35,500     1,131
                                                                       --------
Denmark (1.0%)
Telecommunications (1.0%)
Tele Danmark A/S............................................   26,300     1,426
                                                                       --------
Finland (0.9%)
Forest Products & Paper (0.9%)
UPM-Kymmene OYJ.............................................   38,800     1,216
                                                                       --------
France (12.3%)
Banking (1.1%)
BNP Paribas.................................................   16,320     1,509
                                                                       --------
Chemicals (1.9%)
Aventis S.A. ...............................................   33,251     2,627
                                                                       --------
Diversified (1.3%)
Lagardere S.C.A. ...........................................   27,500     1,752
                                                                       --------
Electrical & Electronics (0.8%)
Alcatel Alsthom.............................................   18,500     1,097
                                                                       --------
Insurance (1.4%)
AXA.........................................................   14,040     1,930
                                                                       --------
Materials & Commodities (1.0%)
Compagnie de St. Gobain.....................................    8,640     1,403
                                                                       --------
Multi-Industry (2.5%)
Suez Lyonnaise des Eaux.....................................   10,500     1,698
Vivendi Universal SA........................................   21,938     1,658
                                                                       --------
                                                                          3,356
                                                                       --------
Oil & Gas Production & Services (2.3%)
Total Fina SA-B.............................................   21,171     3,119
                                                                       --------
                                                                         16,793
                                                                       --------
Germany (6.7%)
Banking (2.1%)
Bayerische Hypo-und Vereinsbank.............................   49,160     2,903
                                                                       --------
Insurance (2.1%)
Allianz AG..................................................    8,422     2,874
                                                                       --------
Multi-Industry (2.5%)
E.On AG.....................................................   38,300     2,109
Thyssen Krupp AG............................................   64,600     1,195
                                                                       --------
                                                                          3,304
                                                                       --------
                                                                          9,081
                                                                       --------

 Common Stocks, continued

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

Ireland (0.5%)
Pharmaceutical (0.5%)
Elan Corp., PLC.............................................   13,200  $    663
                                                                       --------
Italy (3.3%)
Banking (1.2%)
San Paolo -- IMI SpA........................................   94,600     1,581
                                                                       --------
Energy Sources (1.2%)
ENI SpA.....................................................  260,800     1,695
                                                                       --------
Insurance (0.9%)
Alleanza Assicurazioni SpA..................................   75,530     1,172
                                                                       --------
                                                                          4,448
                                                                       --------
Japan (17.8%)
Automobile (2.0%)
Nissan Motor Co., Ltd. (b)..................................  436,000     2,658
                                                                       --------
Banking (3.5%)
Mizuho Holdings, Inc. ......................................      296     1,731
Sumitomo Trust & Banking, Ltd. .............................  192,000     1,230
The Sakura Bank, Ltd........................................  300,000     1,868
                                                                       --------
                                                                          4,829
                                                                       --------
Computer Systems (1.3%)
Fujitsu Ltd.................................................  106,000     1,789
                                                                       --------
Electrical & Electronics (4.0%)
Hitachi Ltd.................................................  171,000     1,610
Sony Corp. .................................................   29,200     2,122
TDK Corp. ..................................................   17,600     1,562
                                                                       --------
                                                                          5,294
                                                                       --------
Financial Services (2.2%)
Acom Co., Ltd...............................................    6,400       511
The Nikko Securities Co., Ltd...............................  143,000     1,043
Orix Corp. .................................................   14,800     1,483
                                                                       --------
                                                                          3,037
                                                                       --------
Food & Household Products (1.2%)
Kao Corp....................................................   67,000     1,682
                                                                       --------
Office Equipment (1.1%)
Canon, Inc..................................................   39,000     1,456
                                                                       --------
Pharmaceutical (0.7%)
Sankyo Co., Ltd. ...........................................   49,000       980
                                                                       --------
Telecommunications (1.8%)
Nippon Telegraph & Telephone Corp...........................      175     1,219
NTT DoCoMo..................................................       62     1,194
                                                                       --------
                                                                          2,413
                                                                       --------
                                                                         24,138
                                                                       --------
Mexico (1.7%)
Financial Services (0.9%)
Grupo Financiero Banamex Accival, SA de CV, Class O.........  613,200     1,165
                                                                       --------
Telecommunications (0.8%)
Telefonos de Mexico SA de CV -- Class L, ADR................   22,300     1,211
                                                                       --------
                                                                          2,376
                                                                       --------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
International Equity Fund                                       January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Common Stocks, continued

                                                            Shares or
                                                            Principal  Market
                                                             Amount    Value
                                                            --------- --------

Netherlands (10.3%)
Banking (1.4%)
ABN-AMRO Holding NV........................................   75,100  $  1,941
                                                                      --------
Beverages (1.4%)
Heineken NV................................................   33,425     1,902
                                                                      --------
Chemicals (2.3%)
Akzo Nobel NV..............................................   65,250     3,152
                                                                      --------
Computer Services (0.5%)
Getronics NV...............................................  101,100       682
                                                                      --------
Electrical & Electronics (1.0%)
Philips Electronics NV.....................................   33,832     1,301
                                                                      --------
Financial Services (2.6%)
ING Groep NV...............................................   46,500     3,553
                                                                      --------
Publishing (1.1%)
Wolters Kluwer NV -- CVA...................................   60,000     1,452
                                                                      --------
                                                                        13,983
                                                                      --------
Portugal (1.2%)
Telecommunications (1.2%)
Portugal Telecom SA........................................  147,600     1,628
                                                                      --------
Singapore (3.3%)
Banking (3.3%)
Oversea-Chinese Banking Corp., Ltd. .......................  258,050     1,894
United Overseas Bank, Ltd. ................................  330,632     2,617
                                                                      --------
                                                                         4,511
                                                                      --------
South Korea (0.3%)
Telecommunications (0.3%)
SK Telecom Co., Ltd. -- ADR................................   17,000       437
                                                                      --------
Spain (2.9%)
Energy Sources (1.6%)
Endesa SA..................................................  125,600     2,232
                                                                      --------
Telecommunications (1.3%)
Telefonica de Espana (b)...................................   93,170     1,782
                                                                      --------
                                                                         4,014
                                                                      --------
Sweden (4.0%)
Appliances & Household Durables (1.4%)
Electrolux AB, Class B.....................................  124,500     1,842
                                                                      --------
Banking (0.8%)
Svenska Handelsbanken AB, Class A..........................   67,500     1,119
                                                                      --------
Investment Company (1.8%)
Investor AB, B Shares......................................  170,300     2,537
                                                                      --------
                                                                         5,498
                                                                      --------
 Switzerland (3.8%)
Insurance (1.7%)
Zurich Financial Services AG...............................    4,000     2,299
                                                                      --------
Machinery & Engineering (0.9%)
ABB Ltd....................................................   12,344     1,224
                                                                      --------
Pharmaceutical (1.2%)
Roche Holding AG...........................................      184     1,689
                                                                      --------
                                                                         5,212
                                                                      --------

 Common Stocks, continued

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

Taiwan (0.6%)
Semiconductors (0.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. -- ADR.........   36,100  $    871
                                                                       --------
United Kingdom (22.6%)
Aerospace & Military Technology (0.8%)
British Aerospace PLC.......................................  265,500     1,148
                                                                       --------
Banking (2.8%)
Halifax Group PLC...........................................  142,800     1,373
HSBC Holdings PLC...........................................  157,800     2,453
                                                                       --------
                                                                          3,826
                                                                       --------
Beverages (1.5%)
Diageo PLC..................................................  209,868     2,016
                                                                       --------
Electrical & Electronics (1.7%)
Invensys PLC................................................  880,900     2,368
                                                                       --------
Energy Sources (2.6%)
BP Amoco PLC................................................  404,800     3,481
                                                                       --------
Food & Household Products (1.3%)
Cadbury Schweppes PLC.......................................  278,900     1,785
                                                                       --------
Food Retailer (1.6%)
Tesco PLC...................................................  608,700     2,143
                                                                       --------
Industrial Services (0.7%)
GKN PLC.....................................................   80,400       976
                                                                       --------
Insurance (0.9%)
Prudential Corp. PLC........................................   84,700     1,276
                                                                       --------
Pharmaceutical (3.1%)
AstraZeneca Group PLC.......................................    6,960     1,171
GlaxoSmithKline PLC (b).....................................  108,838     2,855
                                                                       --------
                                                                          4,026
                                                                       --------
Retail (1.2%)
Great Universal Stores PLC..................................  214,320     1,597
                                                                       --------
Telecommunications (3.3%)
British Telecommunications PLC..............................  219,400     2,283
Vodafone Airtouch PLC.......................................  605,800     2,142
                                                                       --------
                                                                          4,425
                                                                       --------
Utilities -- Electrical & Gas (1.1%)
National Grid Group PLC.....................................  170,300     1,553
                                                                       --------
                                                                         30,620
                                                                       --------
TOTAL COMMON STOCKS.........................................            130,094
                                                                       --------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
International Equity Fund                                       January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)


 Cash Equivalents (4.9%)

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

BT Institutional Liquid Assets Fund.........................    6,696  $  6,696
Bank of New York Deposit Account............................    3,850         4
                                                                       --------
TOTAL CASH EQUIVALENTS......................................              6,700
                                                                       --------
TOTAL INVESTMENTS
 (Cost $142,216) (a) -- (100.4%)............................            136,794
Liabilities in excess of other
 assets -- (0.4)%...........................................               (528)
                                                                       --------
NET ASSETS -- (100.0%)......................................           $136,266
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

  Unrealized appreciation............................................ $  9,148
  Unrealized depreciation............................................  (14,570)
                                                                      --------
  Net unrealized depreciation........................................ $ (5,422)
                                                                      ========

(b)  Represents non-income producing securities.
ADR -- American Depository Receipt
PLC -- Public Limited Company



                       See notes to financial statements

AMSOUTH FUNDS
International Equity Fund (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments, at value (cost $142,216)........................        $136,794
Foreign currency (cost $28)..................................              28
Interest and dividends receivable............................             137
Receivable for capital shares issued.........................              62
Receivable for investments sold..............................             423
Reclaim receivable...........................................             108
Prepaid expenses and other assets............................              17
                                                                     --------
 Total Assets................................................         137,569
Liabilities:
Payable for investments purchased............................ $1,156
Accrued expenses and other payables:
 Investment advisory fees....................................     54
 Administration fees.........................................     20
 Distribution fees...........................................     13
 Custodian fees..............................................     42
 Other.......................................................     18
                                                              ------
 Total Liabilities...........................................           1,303
                                                                     --------
Net Assets:
Capital......................................................         141,207
Accumulated net investment loss..............................            (372)
Accumulated net realized gains from investments and foreign
 currency transactions.......................................             844
Net unrealized depreciation from investments and translation of assets and liabilities denominated in foreign
 currencies..................................................          (5,413)
                                                                     --------
Net Assets...................................................        $136,266
                                                                     ========
Class A Shares
 Net Assets..................................................        $  2,935
 Shares outstanding..........................................             259
 Redemption price per share..................................        $  11.35
                                                                     ========
Class A Shares -- Maximum Sales Charge.......................            5.50%
                                                                     --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent)......................................................        $  12.01
                                                                     ========
Class B Shares
 Net Assets..................................................        $    587
 Shares outstanding..........................................              52
 Offering price per share*...................................        $  11.23
                                                                     ========
Trust Shares (b)
 Net Assets..................................................        $132,744
 Shares outstanding..........................................          11,697
 Offering and redemption price per share.....................        $  11.35
                                                                     ========

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly ISG International Equity Fund.
(b)  Formerly Institutional Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Dividend income...................................................      $   581
Interest income...................................................          205
Foreign withholding tax expense...................................          (64)
                                                                        -------
Total Investment Income...........................................          722
Expenses:
Investment advisory fees.......................................... $770
Administration fees...............................................  123
Distribution fees -- Class A Shares...............................    3
Distribution fees -- Class B Shares...............................    3
Shareholder servicing fees -- Trust Shares (b)....................   90
Custodian fees....................................................   70
Accounting fees...................................................    6
Transfer agent fees...............................................   25
Other fees........................................................   33
                                                                   ----
 Total expenses before voluntary fee reductions...................        1,123
 Expenses voluntarily reduced.....................................         (186)
                                                                        -------
 Net expenses.....................................................          937
                                                                        -------
Net Investment Loss...............................................         (215)
                                                                        -------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investments and foreign currency
 transactions.....................................................        1,057
Change in unrealized appreciation/depreciation from investments and translation of assets and liabilities denominated in foreign
 currencies.......................................................       (6,433)
                                                                        -------
Net realized/unrealized losses from investments...................       (5,376)
                                                                        -------
Change in net assets resulting from operations....................      $(5,591)
                                                                        =======

                       See notes to financial statements

AMSOUTH FUNDS
International Equity Fund (a)


 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended  Year Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)       1999
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net Investment income (loss)...........   $   (215)    $    378     $   258
 Net realized gains (losses) from
  investment and foreign currency
  transactions..........................      1,057        4,009       1,721
 Change in unrealized
  appreciation/depreciation from
  investments and translation of assets
  and liabilities in foreign
  currencies............................     (6,433)      (8,547)      6,624
                                           --------     --------     -------
 Change in net assets resulting from
  operations............................     (5,591)      (4,160)      8,603
                                           --------     --------     -------
Distributions to Class A Shareholders:
 From net investment income.............         (4)          --          (6)
 In excess of net investment income.....         --           --          (5)
 From net realized gains on investment
  transactions..........................        (58)          --          --
Distributions to Class B Shareholders:
 From net investment income.............         --           --          (1)(c)
 In excess of net investment income.....         --           --          (1)(c)
 From net realized losses on investment
  transactions..........................        (18)          --          --
Distributions to Trust Shareholders (d):
 From net investment income.............       (448)          --        (251)
 In excess of net investment income.....         --           --        (224)
 From net realized gains on investment
  transactions..........................     (3,891)          --          --
                                           --------     --------     -------
Change in net assets from shareholder
 distributions..........................     (4,419)          --        (488)
                                           --------     --------     -------
Change in net assets from capital
 transactions...........................     38,848       64,224      11,123
                                           --------     --------     -------
Change in net assets....................     28,838       60,064      19,238
Net Assets:
 Beginning of period....................    107,428       47,364      28,126
                                           --------     --------     -------
 End of period..........................   $136,266     $107,428     $47,364
                                           ========     ========     =======

---------
(a)  Formerly ISG International Equity Fund.
(b)  For the period from January 1, 2000 through July 31, 2000.
(c) For the period from February 2, 1999 (commencement of operations) through December 31, 1999.
(d)  Formerly Institutional Shares.

                       See notes to financial statements

AMSOUTH FUNDS
International Equity Fund (a)

 Financial Highlights, Class A Shares

                         Six Months
                            Ended       Period Ended    Year Ended  Period Ended  Period Ended
                         January 31,      July 31,     December 31, December 31,  February 28,
                            2001         2000 (b)+         1999       1998 (c)      1998 (d)
                         -----------    ------------   ------------ ------------  ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $12.36          $13.27         $10.58       $10.46       $ 10.00
                           ------          ------         ------       ------       -------
Investment Activities
 Net investment income
  (loss)................    (0.02)           0.05           0.02         0.03         (0.02)
 Net realized and
  unrealized gains
  (losses) from
  investments and
  foreign currencies....    (0.60)          (0.96)          2.81         0.12          0.49
                           ------          ------         ------       ------       -------
 Total from Investment
  Activities............    (0.62)           0.91           2.83         0.15          0.47
                           ------          ------         ------       ------       -------
Distributions
 Net investment income..    (0.03)             --          (0.07)       (0.03)           --
 In excess of net
  investment income.....       --              --          (0.07)          --         (0.01)
 Net realized gains from
  investment
  transactions..........    (0.36)             --             --           --
                           ------          ------         ------       ------       -------
 Total Distributions....    (0.39)             --          (0.14)       (0.03)        (0.01)
                           ------          ------         ------       ------       -------
Net change in asset
 value..................    (1.01)           0.91           2.69         0.12          0.46
                           ------          ------         ------       ------       -------
Net Asset Value, End of
 Period.................   $11.35          $12.36         $13.27       $10.58       $ 10.46
                           ======          ======         ======       ======       =======
Total Return (excludes
 sales charge)..........    (5.06)%(e)      (6.78)%(e)     26.77%        1.42%(e)      4.71%(e)
Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $2,935          $1,799         $1,033       $  149       $26,533
Ratio of expenses to
 average net assets.....     1.66%(f)        1.69%(f)       1.59%        1.81%(f)      1.77%(f)
Ratio of net investment
 income to average net
 assets.................    (0.49)%(f)       0.69%(f)       0.26%        0.71%(f)     (0.48)%(f)
Ratio of expenses to
 average net assets*....     1.91%(f)        2.01%(f)       2.12%        2.16%(f)      2.27%(f)
Portfolio turnover**....       17%             32%            40%          62%           21%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment income (loss) is based on average shares outstanding during the period.
(a)  Formerly ISG International Equity Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its year end to December 31.
(d) For the period from August 15, 1997 (commencement of operations) through February 28, 1998.
(e)  Not annualized.
(f)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
International Equity Fund (a)


 Financial Highlights, Class B Shares

                                     Six Months
                                        Ended       Period Ended   Period Ended
                                     January 31,      July 31,     December 31,
                                       2001 +        2001 (b)+       1999 (c)
                                     -----------    ------------   ------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period............................    $12.25          $13.21         $10.66
                                       ------          ------         ------
Investment Activities
 Net investment income (loss)......     (0.08)             --          (0.02)
 Net realized and unrealized gains
  (losses) from investments and
  foreign currencies...............     (0.58)          (0.96)          2.69
                                       ------          ------         ------
 Total from Investment Activities..     (0.66)          (0.96)          2.67
                                       ------          ------         ------
Distributions
 Net investment income.............        --              --          (0.06)
 In excess of net investment
  income...........................        --              --          (0.06)
 Net realized gains from investment
  transactions.....................     (0.36)             --             --
                                       ------          ------         ------
 Total Distributions...............     (0.36)             --          (0.12)
                                       ------          ------         ------
Net change in asset value..........     (1.02)          (0.96)          2.55
                                       ------          ------         ------
Net Asset Value, End of Period.....    $11.23          $12.25         $13.21
                                       ======          ======         ======
Total Return (excludes redemption
 charge)...........................     (5.41)%(d)      (7.19)%(d)     25.98%(d)

Ratios/Supplemental Data:
Net Assets at end of period (000)..    $  587          $  595         $  228
Ratio of expenses to average net
 assets............................      2.41%(e)        2.47%(e)       2.45%(e)
Ratio of net investment income to
 average net assets................     (1.20)%(e)      (0.04)%(e)     (0.54)%(e)
Ratio of expenses to average net
 assets*...........................      2.67%(e)        2.72%(e)       2.73%(e)
Portfolio turnover**...............        17%             32%            40%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment income (loss) is based on average shares outstanding during the period.
(a)  Formerly ISG International Equity Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 2, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
International Equity Fund (a)


 Financial Highlights, Trust Shares/\

                         Six Months
                            Ended        Period Ended     Year Ended  Period Ended
                         January 31,       July 31,      December 31, December 31,
                            2001          2000 (b)+          1999       1998 (c)
                         -----------     ------------    ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....  $  12.37         $  13.27        $ 10.58      $ 10.05
                          --------         --------        -------      -------
Investment Activities
 Net investment income
  (loss)................     (0.02)            0.06           0.08        (0.01)
 Net realized and
  unrealized gains
  (losses) from
  investments and
  foreign currencies....     (0.60)           (0.96)          2.75         0.54
                          --------         --------        -------      -------
 Total from Investment
  Activities............     (0.62)           (0.90)          2.83         0.53
                          --------         --------        -------      -------
Distributions
 Net investment income..     (0.04)              --          (0.07)          --
 In excess of net
  investment income.....        --               --          (0.07)          --
 Net realized gains from
  investment
  transactions..........     (0.36)              --             --           --
                          --------         --------        -------      -------
 Total Distributions....     (0.40)              --          (0.14)          --
                          --------         --------        -------      -------
Net change in asset
 value..................     (1.02)           (0.90)          2.69         0.53
                          --------         --------        -------      -------
Net Asset Value, End of
 Period.................  $  11.35         $  12.37        $ 13.27      $ 10.58
                          ========         ========        =======      =======
Total Return............     (5.02)%(d)       (6.71)%(d)     26.72%        5.27%(d)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........  $132,744         $105,034        $46,104      $27,977
Ratio of expenses to
 average net assets.....      1.51%(e)         1.59%(e)       1.56%        1.61%(e)
Ratio of net investment
 income to average net
 assets.................     (0.34)%(e)        0.83%(e)       0.80%       (1.47)%(e)
Ratio of expenses to
 average net assets*....      1.82%(e)         1.88%(e)       1.84%        1.89%(e)
Portfolio turnover**....        17%              32%            40%          62%

/\  Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment income (loss) is based on average shares outstanding during the period.
(a)  Formerly ISG International Equity Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Strategic Portfolios: Aggressive Growth Portfolio               January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Investments in Affiliates (98.8%)

                                                                        Market
                                                               Shares    Value
                                                              --------- -------
Investment Companies (98.8%)
AmSouth Capital Growth Fund, Trust Shares (b)................   336,851 $ 4,413
AmSouth International Equity Fund, Trust Shares..............   197,368   2,240
AmSouth Large Cap Fund, Trust Shares.........................   186,769   4,440
AmSouth Mid Cap Fund, Trust Shares (b).......................    76,436   1,127
AmSouth Prime Money Market Fund, Trust Shares................ 3,910,335   3,910
AmSouth Small Cap Fund, Trust Shares (b).....................   100,489   1,111
AmSouth Value Fund, Trust Shares.............................   456,708   9,016
                                                                        -------
TOTAL INVESTMENTS IN AFFILIATES..............................            26,257
                                                                        -------
TOTAL INVESTMENTS
 (Cost $27,463) (a) -- 98.8%.................................            26,257
Other assets in excess of
 liabilities -- 1.2%.........................................               316
                                                                        -------
NET ASSETS -- 100.0%.........................................           $26,573
                                                                        =======

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

  Unrealized appreciation............................................. $   371
  Unrealized depreciation.............................................  (1,577)
                                                                       -------
  Net unrealized depreciation......................................... $(1,206)
                                                                       =======

(b) Represents non-income producing securities.


                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Aggressive Growth Portfolio (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments in affiliates, at value (cost $27,463)................     $26,257
Interest and dividends receivable.................................          19
Receivable for capital shares issued..............................         303
Prepaid expenses and other assets.................................          12
                                                                       -------
 Total Assets.....................................................      26,591

Liabilities:
Investment advisory fees.......................................... $ 1
Administration fees...............................................   3
Distribution fees.................................................   2
Custodian fees....................................................   1
Other.............................................................  11
                                                                   ---
 Total Liabilities................................................          18
                                                                       -------
Net Assets:
Capital...........................................................      26,233
Accumulated net investment income.................................           1
Accumulated net realized gains from investment transactions.......       1,545
Net unrealized depreciation from investments......................      (1,206)
                                                                       -------
Net Assets........................................................     $26,573
                                                                       =======
Class A Shares
 Net Assets.......................................................     $   512
 Shares outstanding...............................................          48
 Redemption price per share.......................................     $ 10.64
                                                                       =======
Class A Shares -- Maximum Sales Charge............................        5.50%
                                                                       -------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent)........     $ 11.26
                                                                       =======
Class B Shares
 Net Assets.......................................................     $   363
 Shares outstanding...............................................          34
 Offering price per share*........................................     $ 10.51
                                                                       =======
Trust Shares (b)
 Net Assets.......................................................     $25,698
 Shares outstanding...............................................       2,421
 Offering and redemption price per share..........................     $ 10.62
                                                                       =======

---------
* Redemption price per share varies by length of time shares are held.
(a) Formerly ISG Aggressive Growth Portfolio.
(b) Formerly Institutional Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Dividend income from
 affiliates..............       $   440
                                -------
Expenses:
Investment advisory
 fees....................   $26
Administration fees......    26
Distribution fees --
  Class B Shares.........     2
Shareholder servicing
 fees -- Class A Shares..     1
Shareholder servicing
 fees -- Trust Shares
 (b).....................    19
Custodian fees...........     4
Transfer agent fees......    17
Registration and filing
 fees....................    22
Other fees...............     7
                            ---
 Total expenses before
  voluntary fee
  reductions.............           124
 Expenses voluntarily
  reduced................           (33)
                                -------
 Net expenses............            91
                                -------
Net Investment Income....           349
                                -------
Realized/Unrealized Gains
 (Losses) from
 Investments:
Net realized gains from
 investment transactions
 with affilliates........         1,396
Realized gain
 distributions from
 underlying funds........           798
Change in unrealized
 appreciation/depreciation
 from investments........        (1,784)
                                -------
Net realized/unrealized
 gains from investments..           410
                                -------
Change in net assets
 resulting from
 operations..............       $   759
                                =======

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Aggressive Growth Portfolio (a)


 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended Period Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)     1999 (c)
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................    $   349     $    43          200
 Net realized gains from investment
  transactions with affiliates..........      1,396         (96)         190
 Realized gain distributions from
  underlying funds......................        798          --        1,545
 Net change in unrealized
  appreciation/depreciation from
  investments...........................     (1,784)         55          523
                                            -------     -------      -------
Change in net assets resulting from
 operations.............................        759           2        2,458
                                            -------     -------      -------

Distributions to Class A Shareholders:
 From net investment income.............         (8)         (1)          (4)
 From net realized gains on investment
  transactions..........................        (54)         --           (1)

Distributions to Class B Shareholders:
 From net investment income.............         (4)         --           (4)(d)
 From net realized gains on investment
  transactions..........................        (39)         --           (1)(d)
Distributions to Trust Shareholders (f):
 From net investment income.............       (340)        (38)        (192)(e)
 From net realized gains on investment
  transactions..........................     (2,157)         --          (36)(e)
                                            -------     -------      -------
Change in net assets from shareholder
 distributions..........................     (2,602)        (39)        (238)
                                            -------     -------      -------
Change in net assets from capital
 transactions...........................      7,065       1,635       17,533
                                            -------     -------      -------
Change in net assets....................      5,222       1,598       19,753
Net Assets:
 Beginning of period....................     21,351      19,753           --
                                            -------     -------      -------
 End of period..........................    $26,573     $21,351      $19,753
                                            =======     =======      =======

---------
(a) Formerly ISG Aggressive Growth Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000.
(c) For the period from January 13, 1999 (commencement of operations) through December 31, 1999.
(d) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
(e) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.
(f) Formerly Institutional Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Aggressive Growth Portfolio (a)

 Financial Highlights, Class A Shares

                                     Six Months
                                        Ended       Period Ended   Period Ended
                                     January 31,      July 31,     December 31,
                                        2001          2000 (b)       1999 (c)
                                     -----------    ------------   ------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period............................    $11.53          $11.54         $10.00
                                       ------          ------         ------
Investment Activities
 Net investment income.............      0.14            0.02           0.09
 Net realized and unrealized gains
  from investments with
  affiliates.......................      0.27           (0.01)          1.60
                                       ------          ------         ------
 Total from Investment Activities..      0.41            0.01           1.69
                                       ------          ------         ------
Distributions
 Net investment income.............     (0.14)          (0.02)         (0.11)
 Net realized gains................     (1.16)             --          (0.04)
                                       ------          ------         ------
 Total Distributions...............     (1.30)          (0.02)         (0.15)
                                       ------          ------         ------
Net change in asset value..........     (0.89)          (0.01)          1.54
                                       ------          ------         ------
Net Asset Value, End of Period.....    $10.64          $11.53         $11.54
                                       ======          ======         ======
Total Return (excludes sales
 charge)...........................      3.68% (d)       0.06% (d)     16.92% (d)

Ratios/Supplemental Data:
Net Assets at end of period (000)..    $  512          $  476         $  450
Ratio of expenses to average net
 assets............................      0.74% (e)       0.86% (e)     96.00% (e)
Ratio of net investment income to
 average net assets................      2.74% (e)       0.26% (e)      1.65% (e)
Ratio of expenses to average net
 assets*...........................      0.94% (e)       1.24% (e)      6.10% (e)
Portfolio turnover**...............        27%             22%            95%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly ISG Aggressive Growth Portfolio.
(b) For the period January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the fund changed its fiscal year end to July 31.
(c) For the period from Januar 13, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Aggressive Growth Portfolio (a)


 Financial Highlights, Class B Shares

                                      Six Months
                                         Ended      Period Ended   Period Ended
                                      January 31,     July 31,     December 31,
                                         2001         2000 (b)       1999 (c)
                                      -----------   ------------   ------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................   $11.42         $11.47         $10.03
                                        ------         ------         ------
Investment Activities
 Net investment income...............     0.11          (0.03)          0.07
 Net realized and unrealized gains
  from investments with affiliates...     0.25          (0.02)          1.50
                                        ------         ------         ------
 Total from Investment Activities....     0.36          (0.05)          1.57
                                        ------         ------         ------
Distributions
 Net investment income...............    (0.11)            --          (0.09)
 Net realized gains..................    (1.16)            --          (0.04)
                                        ------         ------         ------
 Total Distributions.................    (1.27)            --          (0.13)
                                        ------         ------         ------
Net change in asset value............    (0.91)         (0.05)          1.44
                                        ------         ------         ------
Net Asset Value, End of Period.......   $10.51         $11.42         $11.47
                                        ======         ======         ======
Total Return (excludes redemption
 charge).............................     3.20%(d)      (0.43%)(d)     15.70%(d)

Ratios/Supplemental Data:
Net Assets at end of period (000)....   $  363         $  390         $  456
Ratio of expenses to average net
 assets..............................     1.49%(e)       1.56%(e)       1.52%(e)
Ratio of net investment income to
 average net assets..................     1.97%(e)      (0.44%)(e)      0.92%(e)
Ratio of expenses to average net
 assets*.............................     1.49%(e)       1.94%(e)       7.86%(e)
Portfolio turnover**.................       27%            22%            95%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly ISG Aggressive Growth Portfolio.
(b) For the period January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the fund changed its fiscal year end to July 31.
(c) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Aggressive Growth Portfolio (a)

 Financial Highlights, Trust Shares/\

                                      Six Months
                                         Ended      Period Ended   Period Ended
                                      January 31,     July 31,     December 31,
                                         2001         2000 (b)       1999 (c)
                                      -----------   ------------   ------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................   $ 11.51       $ 11.53        $ 10.05
                                        -------       -------        -------
Investment Activities
 Net investment income...............      0.15          0.02           0.12
 Net realized and unrealized gains
  from investments with affiliates...      0.27         (0.02)          1.52
                                        -------       -------        -------
 Total from Investment Activities....      0.42            --           1.64
                                        -------       -------        -------
Distributions
 Net investment income...............     (0.15)        (0.02)         (0.12)
 Net realized gains..................     (1.16)           --          (0.04)
                                        -------       -------        -------
 Total Distributions.................     (1.31)        (0.02)         (0.16)
                                        -------       -------        -------
Net change in asset value............     (0.89)        (0.02)          1.48
                                        -------       -------        -------
Net Asset Value, End of Period.......   $ 10.62       $ 11.51        $ 11.53
                                        =======       =======        =======
Total Return.........................      3.71%(d)      0.01%(d)      16.31%(d)

Ratios/Supplemental Data:
Net Assets at end of period (000)....   $25,698       $20,485        $18,847
Ratio of expenses to average net
 assets..............................      0.69%(e)      0.75%(e)       0.73%(e)
Ratio of net investment income to
 average net assets..................      2.70%(e)      0.38%(e)       3.23%(e)
Ratio of expenses to average net
 assets*.............................      0.94%(e)      1.09%(e)       2.10%(e)
Portfolio turnover**.................        27%           22%            95%

/\  Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly ISG Aggressive Growth Portfolio.
(b) For the period January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the fund changed its fiscal year end to July 31.
(c) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Strategic Portfolios: Growth Portfolio                          January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Investments in Affiliates (100.1%)

                                                                        Market
                                                               Shares    Value
                                                              --------- -------
Investment Companies (100.1%)
AmSouth Capital Growth Fund, Trust Shares (b)................   192,698 $ 2,524
AmSouth Equity Income Fund, Trust Shares.....................    99,903   1,440
AmSouth Government Income Fund, Trust Shares.................   430,248   4,308
AmSouth International Equity Fund, Trust Shares..............   116,064   1,317
AmSouth Large Cap Fund, Trust Shares.........................   109,280   2,598
AmSouth Mid Cap Fund, Trust Shares (b).......................    42,403     625
AmSouth Prime Money Market Fund, Trust Shares................ 4,282,065   4,282
AmSouth Small Cap Fund, Trust Shares (b).....................    56,101     620
AmSouth Value Fund, Trust Shares.............................   194,883   3,847
                                                                        -------
TOTAL INVESTMENTS IN AFFILIATES..............................            21,561
                                                                        -------
TOTAL INVESTMENTS
 (Cost $22,286) (a) -- 100.1%................................            21,561
Other assets in excess of
 liabilities -- (0.1)%.......................................               (26)
                                                                        -------
NET ASSETS -- 100.0%.........................................           $21,535
                                                                        =======

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

  Unrealized appreciation............................................. $   298
  Unrealized depreciation.............................................  (1,023)
                                                                       -------
  Net unrealized depreciation......................................... $  (725)
                                                                       =======

(b) Represents non-income producing securities.


                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Growth Portfolio (a)


 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments in affiliates, at value (cost $22,286)................     $21,561
Interest and dividends receivable.................................          20
Prepaid expenses and other assets.................................          13
                                                                       -------
 Total Assets.....................................................      21,594
Liabilities:
Payable for capital shares redeemed............................... $43
Accrued expenses and other payables:
 Investment advisory fees.........................................   1
 Administration fees..............................................   2
 Distribution fees................................................   3
 Other............................................................  10
                                                                   ---
 Total Liabilities................................................          59
                                                                       -------
Net Assets:
Capital...........................................................      21,833
Accumulated net investment income.................................          25
Accumulated net realized gains from investment transactions.......         402
Net unrealized depreciation from investments......................        (725)
                                                                       -------
Net Assets........................................................     $21,535
                                                                       =======
Class A Shares
 Net Assets.......................................................     $   777
 Shares outstanding...............................................          79
 Redemption price per share.......................................     $  9.89
                                                                       =======
Class A Shares -- Maximum Sales Charge............................        5.50%
                                                                       -------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent)........     $ 10.47
                                                                       =======
Class B Shares
 Net Assets.......................................................     $ 1,260
 Shares outstanding...............................................         128
 Offering price per share*........................................     $  9.85
                                                                       =======
Trust Shares (b)
 Net Assets.......................................................     $19,498
 Shares outstanding...............................................       1,964
 Offering and redemption price per share..........................     $  9.93
                                                                       =======

---------
*   Redemption price per share varies by length of time shares are held.
(a) Formerly ISG Growth Portfolio.
(b) Formerly Institutional Shares.

 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Dividend income from affiliates......................................     $ 444
                                                                          -----
Expenses:
Investment advisory fees............................................. $22
Administration fees..................................................  22
Distribution fees -- Class B Shares..................................   6
Shareholder servicing fees -- Trust Shares (b).......................  15
Custodian fees.......................................................   3
Transfer agent fees..................................................  15
Registration and filing fees.........................................  22
Other fees...........................................................   7
                                                                      ---
 Total expenses before voluntary fee reductions......................       112
 Expenses voluntarily reduced........................................       (28)
                                                                          -----
 Net expenses........................................................        84
                                                                          -----
Net Investment Income................................................       360
                                                                          -----
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions with affiliates......       278
Realized gain distributions from underlying funds....................       543
Change in unrealized appreciation/depreciation from investments......      (638)
                                                                          -----
Net realized/unrealized gains from investments.......................       183
                                                                          -----
Change in net assets resulting from operations.......................     $ 543
                                                                          =====

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Growth Portfolio (a)


 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended Period Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)     1999 (c)
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................    $   360     $   142      $   163
 Net realized gains from investment
  transactions with affiliates..........        278         377            6
 Realized gain distributions from
  underlying funds......................        543           6          624
 Change in unrealized
  appreciation/depreciation from
  investments...........................       (638)       (250)         163
                                            -------     -------      -------
Change in net assets resulting from
 operations.............................        543         275          956
                                            -------     -------      -------
Distributions to Class A Shareholders:
 From net investment income.............        (12)         (2)          (2)(d)
 From net realized gains on investment
  transactions..........................        (49)         --           (1)(d)
Distributions to Class B Shareholders:
 From net investment income.............        (16)         (5)         (11)(e)
 From net realized gains on investment
  transactions..........................        (80)         --           (6)(e)
Distributions to Trust Shareholders (f):
 From net investment income.............       (326)       (116)        (149)
 From net realized gains on investment
  transactions..........................     (1,262)         --          (35)
                                            -------     -------      -------
Change in net assets from shareholder
 distributions..........................     (1,745)       (123)        (204)
                                            -------     -------      -------
Change in net assets from capital
 transactions...........................      1,238       8,813       11,782
                                            -------     -------      -------
Change in net assets....................         36       8,965       12,534
Net Assets:
 Beginning of period....................     21,499      12,534           --
                                            -------     -------      -------
 End of period..........................    $21,535     $21,499      $12,534
                                            =======     =======      =======

---------
(a) Formerly ISG Growth Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000.
(c) For the period from February 1, 1999 (commencement of operations) through December 31, 1999.
(d) For the period from February 11, 1999 (commencement of operations) through December 31, 1999.
(e) For the period from February 15, 1999 (commencement of operations) through December 31, 1999.
(f) Formerly Institutional Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Growth Portfolio (a)

 Financial Highlights, Class A Shares

                                      Six Months
                                         Ended      Period Ended   Period Ended
                                      January 31,     July 31,     December 31,
                                         2001         2000 (b)       1999 (c)
                                      -----------   ------------   ------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................   $10.47         $10.58         $ 9.93
                                        ------         ------         ------
Investment Activities
 Net investment income...............     0.17           0.07           0.14
 Net realized and unrealized gains
  (losses) from investments with
  affiliates.........................     0.09          (0.11)          0.73
                                        ------         ------         ------
 Total from Investment Activities....     0.26          (0.04)          0.87
                                        ------         ------         ------
Distributions
 Net investment income...............    (0.17)         (0.07)         (0.14)
 Net realized gains from investment
  transactions.......................    (0.67)            --          (0.08)
                                        ------         ------         ------
 Total Distributions.................    (0.84)         (0.07)         (0.22)
                                        ------         ------         ------
Net change in asset value............    (0.58)         (0.11)          0.65
                                        ------         ------         ------
Net Asset Value, End of Period.......   $ 9.89         $10.47         $10.58
                                        ======         ======         ======
Total Return (excludes sales
 charge).............................     2.59%(d)      (0.43)%(d)      8.85%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)....   $  777         $  763         $  164
Ratio of expenses to average net
 assets..............................     0.77%(e)       0.86%(e)       0.94%(e)
Ratio of net investment income to
 average net assets..................     3.30%(e)       1.27%(e)       2.44%(e)
Ratio of expenses to average net
 assets*.............................     0.97%(e)       1.25%(e)       9.41%(e)
Portfolio turnover**.................       22%            97%            76%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly ISG Growth Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 11, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

 Financial Highlights, Class B Shares

                                      Six Months
                                         Ended      Period Ended    Period Ended
                                      January 31,     July 31,      December 31,
                                         2001         2000 (b)        1999 (c)
                                      -----------   ------------    ------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................   $10.44        $ 10.57          $ 9.84
                                        ------        -------          ------
Investment Activities
 Net investment income...............     0.14           0.03            0.12
 Net realized and unrealized gains
  (losses) from investments with
  affiliates.........................     0.08          (0.12)           0.81
                                        ------        -------          ------
 Total from Investment Activities....     0.22          (0.09)           0.93
                                        ------        -------          ------
Distributions
 Net investment income...............    (0.14)         (0.04)          (0.12)
 Net realized gains from investment
  transactions.......................    (0.67)            --           (0.08)
                                        ------        -------          ------
 Total Distributions.................    (0.81)         (0.04)          (0.20)
                                        ------        -------          ------
Net change in asset value............    (0.59)         (0.13)           0.73
                                        ------        -------          ------
Net Asset Value, End of Period.......   $ 9.85        $(10.44)         $10.57
                                        ======        =======          ======
Total Return (excludes redemption
 charge).............................     2.16%(d)      (0.84)%(d)       9.48%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)....   $1,260        $ 1,241          $  998
Ratio of expenses to average net
 assets..............................     1.52%(e)       1.56%(e)        1.55%(e)
Ratio of net investment income to
 average net assets..................     2.54%(e)       0.46%(e)        2.14%(e)
Ratio of expenses to average net
 assets*.............................     1.82%(e)       1.97%(e)        6.75%(e)
Portfolio turnover**.................       22%            97%             76%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly ISG Growth Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 15, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Growth Portfolio (a)


 Financial Highlights, Trust Shares/\

                                     Six Months
                                        Ended      Period Ended    Period Ended
                                     January 31,     July 31,      December 31,
                                        2001         2000 (b)        1999 (c)
                                     -----------   ------------    ------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period.............................   $ 10.51       $ 10.61         $ 10.00
                                       -------       -------         -------
Investment Activities
 Net investment income..............      0.17          0.08            0.16
 Net realized and unrealized gains
  (losses) from investments with
  affiliates........................      0.09         (0.11)           0.69
                                       -------       -------         -------
 Total from Investment Activities...      0.26         (0.03)           0.85
                                       -------       -------         -------
Distributions
 Net investment income..............     (0.17)        (0.07)          (0.16)
 Net realized gains from investment
  transactions......................     (0.67)           --           (0.08)
                                       -------       -------         -------
 Total Distributions................     (0.84)        (0.07)          (0.24)
                                       -------       -------         -------
Net change in asset value...........     (0.58)        (0.10)           0.61
                                       -------       -------         -------
Net Asset Value, End of Period......   $  9.93       $ 10.51         $ 10.61
                                       =======       =======         =======
Total Return........................      2.61%(d)     (0.29)%(d)       8.59%(d)

Ratios/Supplemental Data:
Net Assets at end of period (000)...   $19,498       $19,495         $11,372
Ratio of expenses to average net
 assets.............................      0.72%(e)      0.76%(e)        0.73%(e)
Ratio of net investment income to
 average net assets.................      3.35%(e)      1.28%(e)        4.82%(e)
Ratio of expenses to average net
 assets*............................      0.97%(e)      1.10%(e)        3.14%(e)
Portfolio turnover**................        22%           97%             76%

/\  Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Formerly ISG Growth Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 1, 1999 (commencement of operations) through December 31, 1999.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Strategic Portfolios: Growth and Income Portfolio               January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)


 Investments in Affiliates (100.0%)

                                                                        Market
                                                               Shares    Value
                                                              --------- -------
Investment Companies (100.0%)
AmSouth Capital Growth Fund, Trust Shares (b)................   609,761 $ 7,988
AmSouth Equity Income Fund, Trust Shares.....................   460,050   6,629
AmSouth Government Income Fund, Trust Shares................. 3,242,758  32,459
AmSouth International Equity Fund, Trust Shares..............   344,842   3,914
AmSouth Large Cap Fund, Trust Shares.........................   339,536   8,071
AmSouth Limited Term Bond Fund, Trust Shares................. 1,089,675  11,376
AmSouth Mid Cap Fund, Trust Shares (b).......................   140,582   2,074
AmSouth Prime Money Market Fund, Trust Shares................ 4,207,568   4,208
AmSouth Small Cap Fund, Trust Shares (b).....................   178,993   1,980
AmSouth Value Fund, Trust Shares.............................   476,432   9,405
                                                                        -------
Total Investment Companies...................................            88,104
                                                                        -------
TOTAL INVESTMENTS IN AFFILIATES
 (Cost $88,747) (a) -- (100.0%)..............................            88,104
Other assets in excess of liabilities -- (0.0%)..............                11
                                                                        -------
NET ASSETS -- 100.0%.........................................           $88,115
                                                                        =======

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

  Unrealized appreciation............................................. $ 2,311
  Unrealized depreciation.............................................  (2,954)
                                                                       -------
  Net unrealized depreciation......................................... $  (643)
                                                                       =======

(b) Represents non-income producing securities.


                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Growth and Income Portfolio (a)


 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments in affiliates, at value (cost $88,747).................     $88,104
Interest and dividends receivable..................................          21
Receivable for capital shares issued...............................          28
Prepaid expenses and other assets..................................          12
                                                                        -------
 Total Assets......................................................      88,165
Liabilities:
Investment advisory fees........................................... $ 3
Administration fees................................................  18
Distribution fees..................................................   8
Other..............................................................  21
                                                                    ---
 Total Liabilities.................................................          50
                                                                        -------
Net Assets:
Capital............................................................      87,387
Accumulated net investment income..................................         124
Accumulated net realized gains from investment transactions........       1,247
Net unrealized depreciation from investments.......................        (643)
                                                                        -------
Net Assets.........................................................     $88,115
                                                                        =======
Class A Shares
 Net Assets........................................................     $ 2,163
 Shares outstanding................................................         214
 Redemption price per share........................................     $ 10.12
                                                                        =======
Class A Shares -- Maximum Sales Charge.............................        5.50%
                                                                        -------
 Maximum Offering Price Per Share
  (100%/(100% -- Maximum Sales Charge)
  of net asset value adjusted to the nearest cent).................     $ 10.71
                                                                        =======
Class B Shares
 Net Assets........................................................     $ 1,631
 Shares outstanding................................................         161
 Offering price per share*.........................................     $ 10.12
                                                                        =======
Trust Shares (b)
 Net Assets........................................................     $84,321
 Shares outstanding................................................       8,305
 Offering and redemption price per share...........................     $ 10.15
                                                                        =======

---------
* Redemption price per share varies by length of time shares are held.
(a) Formerly ISG Growth & Income Portfolio.
(b) Formerly Institutional Shares.

 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Dividend income from affiliates.....................................     $2,028
                                                                         ------
 Total Investment Income............................................      2,028
Expenses:
Investment advisory fees............................................ $90
Administration fees.................................................  90
Distribution fees -- Class B Shares.................................   8
Shareholder servicing fees -- Trust Shares (b)......................  66
Custodian fees......................................................  12
Accounting fees.....................................................   2
Transfer agent fees.................................................  25
Registration and filing fees........................................  22
Other fees..........................................................  15
                                                                     ---
 Total expenses before voluntary fee reductions.....................        330
 Expenses voluntarily reduced.......................................        (69)
                                                                         ------
 Net expenses.......................................................        261
                                                                         ------
Net Investment Income...............................................      1,767
                                                                         ------
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions with affiliates....       (302)
Realized gain distributions from underlying funds...................      2,374
Change in unrealized appreciation/depreciation from investments.....       (158)
                                                                         ------
Net realized/unrealized gains from investments......................      1,914
                                                                         ------
Change in net assets resulting from operations......................     $3,681
                                                                         ======

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Growth and Income Portfolio (a)


 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended Period Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)     1999 (c)
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................    $ 1,767     $ 1,254      $   839
 Net realized gains (losses) from
  investment transactions with
  affiliates............................       (302)       (486)         363
 Realized gain distributions from
  underlying funds......................      2,374           4        4,971
 Change in unrealized
  appreciation/depreciation from
  investments...........................       (158)        744       (1,229)
                                            -------     -------      -------
Change in net assets resulting from
 operations.............................      3,681       1,516        4,944
                                            -------     -------      -------
Distributions to Class A Shareholders:
 From net investment income.............         (6)         (4)          (5)(d)
 From net realized gains on investment
  transactions..........................        (16)         --           (2)(d)
Distributions to Class B Shareholders:
 From net investment income.............        (27)        (15)         (12)
 From net realized gains on investment
  transactions..........................        (94)         --           (5)
Distributions to Trust Shareholders (f):
 From net investment income.............     (1,802)     (1,043)        (822)(e)
 From net realized gains on investment
  transactions..........................     (5,463)         --          (97)(e)
                                            -------     -------      -------
Change in net assets from shareholder
 distributions..........................     (7,408)     (1,062)        (943)
                                            -------     -------      -------
Change in net assets from capital
 transactions...........................      2,505         (77)      84,959
                                            -------     -------      -------
Change in net assets....................     (1,222)        377       88,960
Net Assets:
 Beginning of period....................     89,337      88,960           --
                                            -------     -------      -------
 End of period..........................    $88,115     $89,337      $88,960
                                            =======     =======      =======

---------
(a) Formerly ISG Growth & Income Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000.
(c) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
(d) For the period from March 8, 1999 (commencement of operations) through December 31, 1999.
(e) For the period from February 8, 1999 (commencement of operations) through December 31, 1999.
(f) Formerly Institutional Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Growth and Income Portfolio (a)

 Financial Highlights, Class A Shares

                                        Six Months
                                           Ended      Period Ended  Period Ended
                                        January 31,     July 31,    December 31,
                                           2001         2000 (b)      1999 (c)
                                        -----------   ------------  ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period..    $10.54         $10.48        $10.10
                                          ------         ------        ------
Investment Activities
 Net investment income................      0.18           0.14          0.11
 Net realized and unrealized gains
  from investments with affiliates....      0.24           0.04          0.41
                                          ------         ------        ------
 Total from Investment Activities.....      0.42           0.18          0.52
                                          ------         ------        ------
Distributions
 Net investment income................     (0.21)         (0.12)        (0.11)
 Net realized gains from investment
  transactions........................     (0.63)            --         (0.03)
                                          ------         ------        ------
 Total Distributions..................     (0.84)         (0.12)        (0.14)
                                          ------         ------        ------
Net change in asset value.............     (0.42)          0.06          0.38
                                          ------         ------        ------
Net Asset Value, End of Period........    $10.12         $10.54        $10.48
                                          ======         ======        ======
Total Return..........................      4.12%(d)       1.69%(d)      5.21%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000).....    $2,163         $  271        $  535
Ratio of expenses to average net
 assets...............................      0.61%(e)       0.72%(e)      0.95%(e)
Ratio of net investment income to
 average net assets...................      3.11%(e)       2.15%(e)      2.44%(e)
Ratio of expenses to average net
 assets*..............................      0.81%(e)       0.88%(e)      2.27%(e)
Portfolio turnover**..................        32%            21%           57%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Growth & Income Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year to July 31.
(c) For the period from March 8, 1999 (commencement of operations) through December 31, 1999.
(d) Not annualized.
(e) Annualized.

 Financial Highlights, Class B Shares

                                        Six Months
                                           Ended      Period Ended  Period Ended
                                        January 31,     July 31,    December 31,
                                            2001        2000 (b)      1999 (c)
                                        -----------   ------------  ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period..    $10.53         $10.50        $10.00
                                          ------         ------        ------
Investment Activities
 Net investment income................      0.16           0.10          0.08
 Net realized and unrealized gains
  from investments with affiliates....      0.23           0.02          0.53
                                          ------         ------        ------
 Total from Investment Activities.....      0.39           0.12          0.61
                                          ------         ------        ------
Distributions
 Net investment income................     (0.17)         (0.09)        (0.08)
 Net realized gains from investment
  transactions........................     (0.63)            --         (0.03)
                                          ------         ------        ------
 Total Distributions..................     (0.80)         (0.09)        (0.11)
                                          ------         ------        ------
Net change in asset value.............     (0.41)          0.03          0.50
                                          ------         ------        ------
Net Asset Value, End of Period........    $10.12         $10.53        $10.50
                                          ======         ======        ======
Total Return..........................      3.88%(d)       1.13%(d)      6.10%(d)
Ratios/Supplementary Data:
Net Assets at end of period (000).....    $1,631         $1,613        $1,725
Ratio of expenses to average net
 assets...............................      1.36%(e)       1.40%(e)      1.52%(e)
Ratio of net investment income to
 average net assets...................      3.13%(e)       1.58%(e)      1.74%(e)
Ratio of expenses to average net
 assets*..............................      1.57%(e)       1.57%(e)      4.26%(e)
Portfolio turnover**..................        32%            21%           57%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Growth & Income Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year to July 31.
(c) For the period from March 8, 1999 (commencement of operations) through December 31, 1999.
(d) Not annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Growth and Income Portfolio (a)

 Financial Highlights, Trust Shares/\/\

                                      Six Months
                                         Ended      Period Ended   Period Ended
                                      January 31,     July 31,     December 31,
                                         2001         2000 (b)       1999 (c)
                                      -----------   ------------   ------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................   $ 10.56       $ 10.51        $  9.85
                                        -------       -------        -------
Investment Activities
 Net investment income...............      0.20          0.14           0.13
 Net realized and unrealized gains
  from investments with affiliates...      0.23          0.03           0.69
                                        -------       -------        -------
 Total from Investment Activities....      0.43          0.17           0.82
                                        -------       -------        -------
Distributions
 Net investment income...............     (0.21)        (0.12)         (0.13)
 Net realized gains from investment
  transactions.......................     (0.63)           --          (0.03)
                                        -------       -------        -------
 Total Distributions.................     (0.84)        (0.12)         (0.16)
                                        -------       -------        -------
Net change in asset value............     (0.41)         0.05           0.66
                                        -------       -------        -------
Net Asset Value, End of Period.......   $ 10.15       $ 10.56        $ 10.51
                                        =======       =======        =======
Total Return.........................      4.23%(d)      1.64%(d)       8.40%(d)

Ratios/Supplemental Data:
Net Assets at end of period (000)....   $84,321       $87,453        $86,700
Ratio of expenses to average net
 assets..............................      0.56%(e)      0.58%(e)       0.70%(e)
Ratio of net investment income to
 average net assets..................      3.94%(e)      2.39%(e)       3.43%(e)
Ratio of expenses to average net
 assets*.............................      0.72%(e)      0.72%(e)       0.98%(e)
Portfolio turnover**.................        32%           21%            57%

 /\ Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Growth & Income Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year to July 31.
(c) For the period from February 8, 1999 (commencement of operations) through December 31, 1999.
(d) Not annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Strategic Portfolios: Moderate Growth and Income Portfolio      January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Investments in Affiliates (100.0%)

                                                                        Market
                                                               Shares    Value
                                                              --------- -------
Investment Companies (100.0%)
AmSouth Capital Growth Fund, Trust Shares (b)...............    149,122 $ 1,954
AmSouth Equity Income Fund, Trust Shares....................     85,361   1,230
AmSouth Government Income Fund, Trust Shares................    871,508   8,723
AmSouth Large Cap Fund, Trust Shares........................     81,829   1,945
AmSouth Limited Term Bond Fund, Trust Shares................    414,915   4,332
AmSouth Prime Money Market Fund, Trust Shares...............  1,083,862   1,084
AmSouth Value Fund, Trust Shares............................    130,623   2,579
                                                                        -------
Total Investment Companies..................................             21,847
                                                                        -------
TOTAL INVESTMENTS IN AFFILIATES (Cost $21,744) (a) -- 100.0%
 ...........................................................             21,847
Other assets in excess of liabilities -- 0.0%...............                  8
                                                                        -------
NET ASSETS -- 100.0%........................................            $21,855
                                                                        =======

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation................................................ $ 615
  Unrealized depreciation................................................  (512)
                                                                          -----
  Net unrealized appreciation............................................ $ 103
                                                                          =====

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Moderate Growth and Income Portfolio (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments in affiliates, at value (cost $21,744)................     $21,847
Interest and dividends receivable.................................           5
Receivable for capital shares issued..............................           6
Prepaid expenses and other assets.................................          13
                                                                       -------
 Total Assets.....................................................      21,871
Liabilities:
Investment advisory fees.......................................... $ 1
Administration fees...............................................   2
Distribution fees.................................................   3
Other.............................................................  10
                                                                   ---
 Total Liabilities................................................          16
                                                                       -------
Net Assets:
Capital...........................................................      21,502
Accumulated net investment income.................................          49
Accumulated net realized gains from investment transactions.......         201
Net unrealized appreciation from investments......................         103
                                                                       -------
Net Assets........................................................     $21,855
                                                                       =======
Class A Shares
 Net Assets.......................................................     $    40
 Shares outstanding...............................................           4
 Redemption price per share.......................................     $  9.92
                                                                       =======
Class A Shares -- Maximum Sales Charge............................        5.50%
                                                                       -------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent)........     $ 10.50
                                                                       =======
Class B Shares
 Net Assets.......................................................     $   870
 Shares outstanding...............................................          88
 Offering price per share*........................................     $  9.89
                                                                       =======
Trust Shares (b)
 Net Assets.......................................................     $20,945
 Shares outstanding...............................................       2,108
 Offering and redemption price per share..........................     $  9.94
                                                                       =======

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly ISG Moderate Growth & Income Portfolio.
(b)  Formerly Institutional Shares.

 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Dividend income from affiliates.....................................     $  521
                                                                         ------
Expenses:
Investment advisory fees............................................ $22
Administration fees.................................................  22
Distribution fees -- Class B Shares.................................   5
Shareholder servicing fees -- Trust Shares (b)......................  16
Custodian fees......................................................   3
Transfer agent fees.................................................  14
Registration and filing fees........................................  22
Other fees..........................................................   6
                                                                     ---
 Total expenses before voluntary fee reductions.....................        110
 Expenses voluntarily reduced.......................................        (28)
                                                                         ------
 Net expenses.......................................................         82
                                                                         ------
Net Investment Income...............................................        439
                                                                         ------
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions with affiliates.....        155
Realized gain distributions from underlying funds...................        316
Change in unrealized appreciation/depreciation from investments.....        205
                                                                         ------
Net realized/unrealized gains from investments......................        676
                                                                         ------
Change in net assets resulting from operations......................     $1,115
                                                                         ======

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Moderate Growth and Income Portfolio (a)


 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended Period Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)     1999 (c)
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................    $   439     $   388      $   274
 Net realized gains (losses) from
  investment transactions with
  affiliates............................        155        (129)         (40)
 Realized gain distribution from
  underlying funds......................        316           1          897
 Change in unrealized
  appreciation/depreciation from
  investments...........................        205         268         (370)
                                            -------     -------      -------
Change in net assets resulting from
 operations.............................      1,115         528          761
                                            -------     -------      -------
Distributions to Class A Shareholders:
 From net investment income.............         (1)         (1)          (3)(d)
 From net realized gains on investment
  transactions..........................         (2)         --           (1)(d)
Distributions to Class B Shareholders:
 From net investment income.............        (15)        (10)         (11)
 From net realized gains on investment
  transactions..........................        (38)         --           (5)
Distributions to Trust Shareholders (f):
 From net investment income.............       (437)       (314)        (260)(e)
 From net realized gains on investment
  transactions..........................       (885)         --          (68)(e)
                                            -------     -------      -------
Change in net assets from shareholder
 distributions..........................     (1,378)       (325)        (348)
                                            -------     -------      -------
Change in net assets from capital
 transactions...........................      1,157      (1,739)      22,084
                                            -------     -------      -------
Change in net assets....................        894      (1,536)      22,497
Net Assets:
 Beginning of period....................     20,961      22,497           --
                                            -------     -------      -------
 End of period..........................    $21,855     $20,961      $22,497
                                            =======     =======      =======

---------
(a)  Formerly ISG Moderate Growth & Income Portfolio.
(b)  For the period January 1, 2000 through July 31, 2000.
(c) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.
(d) For the period from February 9, 1999 (commencement of operations) through December 31, 1999.
(e) For the period from February 10, 1999 (commencement of operations) through December 31, 1999.
(f)  Formerly Institutional Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Moderate Growth and Income Portfolio (a)

 Financial Highlights, Class A Shares

                                        Six Months
                                           Ended      Period Ended  Period Ended
                                        January 31,     July 31,    December 31,
                                          2001 +        2000 (b)      1999 (c)
                                        -----------   ------------  ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period..    $10.06         $ 9.96        $ 9.86
                                          ------         ------        ------
Investment Activities
 Net investment income................      0.20           0.14          0.17
 Net realized and unrealized gains
  from investments with affiliates....      0.32           0.10          0.16
                                          ------         ------        ------
 Total from Investment Activities.....      0.52           0.24          0.33
                                          ------         ------        ------
Distributions
 Net investment income................     (0.21)         (0.14)        (0.17)
 Net realized gains from investment
  transactions........................     (0.45)            --         (0.06)
                                          ------         ------        ------
 Total Distributions..................     (0.66)         (0.14)        (0.23)
                                          ------         ------        ------
Net change in asset value.............     (0.14)          0.10          0.10
                                          ------         ------        ------
Net Asset Value, End of Period........    $ 9.92         $10.06        $ 9.96
                                          ======         ======        ======
Total Return (excludes sales charge)..      5.35%(d)       2.43%(d)      3.37%(d)


Ratios/Supplemental Data:
Net Assets at end of period (000).....    $   40         $   48        $  172
Ratio of expenses to average net
 assets...............................      0.77%(e)       0.91%(e)      0.93%(e)
Ratio of net investment income to
 average net assets...................      4.07%(e)       2.85%(e)      3.32%(e)
Ratio of expenses to average net
 assets*..............................      0.97%(e)       1.26%(e)      9.78%(e)
Portfolio turnover**..................        42%            21%          124%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment income is based on average shares outstanding during the period.
(a) Formerly ISG Moderate Growth & Income Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 9, 1999 (commencement of operations) through December 31, 1999.
(d) Not annualized.
(e) Annualized.

 Financial Highlights, Class B Shares

                                        Six Months
                                           Ended      Period Ended  Period Ended
                                        January 31,     July 31,    December 31,
                                           2001         2000 (b)      1999 (c)
                                        -----------   ------------  ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period..    $10.04         $ 9.96        $10.00
                                          ------         ------        ------
Investment Activities
 Net investment income................      0.16           0.13          0.13
 Net realized and unrealized gains
  from investments with affiliates....      0.32           0.07          0.02
                                          ------         ------        ------
 Total from Investment Activities.....      0.48           0.20          0.15
                                          ------         ------        ------
Distributions
 Net investment income................     (0.18)         (0.12)        (0.13)
 Net realized gains from investment
  transactions........................     (0.45)            --         (0.06)
                                          ------         ------        ------
 Total Distributions..................     (0.63)         (0.12)        (0.19)
                                          ------         ------        ------
Net change in asset value.............     (0.15)          0.08         (0.04)
                                          ------         ------        ------
Net Asset Value, End of Period........    $ 9.89         $10.04        $ 9.96
                                          ======         ======        ======
Total Return (excludes redemption
 charge)..............................      4.92%(d)       2.00%(d)      1.50%(d)


Ratios/Supplemental Data:
Net Assets at end of period (000).....    $  870         $  832        $  941
Ratio of expenses to average net
 assets...............................      1.52%(e)       1.55%(e)      1.54%(e)
Ratio of net investment income to
 average net assets...................      3.29%(e)       2.19%(e)      2.80%(e)
Ratio of expenses to average net
 assets*..............................      1.72%(e)       1.88%(e)      6.90%(e)
Portfolio turnover**..................        42%            21%          124%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Moderate Growth & Income Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.
(d) Not annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Strategic Portfolios: Moderate Growth and Income Portfolio (a)


 Financial Highlights, Trust Shares+

                                      Six Months
                                         Ended      Period Ended   Period Ended
                                      January 31,     July 31,     December 31,
                                         2001         2000 (b)       1999 (c)
                                      -----------   ------------   ------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................   $ 10.08       $  9.98        $  9.88
                                        -------       -------        -------
Investment Activities
 Net investment income...............      0.20          0.18           0.20
 Net realized and unrealized gains
  from investments with affiliates...      0.32          0.07           0.16
                                        -------       -------        -------
 Total from Investment Activities....      0.52          0.25           0.36
                                        -------       -------        -------
Distributions
 Net investment income...............     (0.21)        (0.15)         (0.20)
 Net realized gains from investment
  transactions.......................     (0.45)           --          (0.06)
                                        -------       -------        -------
 Total Distributions.................     (0.66)        (0.15)         (0.26)
                                        -------       -------        -------
Net change in asset value............     (0.14)         0.10           0.10
                                        -------       -------        -------
Net Asset Value, End of Period.......   $  9.94       $ 10.08        $  9.98
                                        =======       =======        =======
Total Return.........................      5.36%(d)      2.50%(d)       3.64%(d)

Ratios/Supplemental Data:
Net Assets at end of period (000)....   $20,945       $20,081        $21,384
Ratio of expenses to average net
 assets..............................      0.72%(e)      0.74%(e)       0.73%(e)
Ratio of net investment income to
 average net assets..................      4.06%(e)      3.03%(e)       4.46%(e)
Ratio of expenses to average net
 assets*.............................      0.97%(e)      1.03%(e)       1.87%(e)
Portfolio turnover**.................        42%           21%           124%

 + Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Moderate Growth & Income Portfolio.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 10, 1999 (commencement of operations) through December 31, 1999.
(d) Not annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Bond Fund                                                       January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)


 Corporate Bonds (41.8%)

                                                            Shares or
                                                            Principal  Market
                                                             Amount     Value
                                                            --------- ---------

Aerospace/Defense (1.7%)
Boeing Corp., 6.88%, 11/1/06............................... $   3,000 $   3,124
United Technologies Corp., 6.40%, 9/15/01..................     1,775     1,784
United Technologies Corp., 7.13%, 11/15/10.................     5,000     5,356
                                                                      ---------
                                                                         10,264
                                                                      ---------
Aluminum (0.7%)
Alcoa, Inc., 7.38%, 8/1/10.................................     4,000     4,325
                                                                      ---------
Automotive -- Finance (2.2%)
Ford Motor Credit Co., 6.25%, 12/8/05......................     3,485     3,445
Ford Motor Credit Co., 7.35%, 11/7/11, MTN.................     1,750     1,733
General Motors Acceptance Corp., 7.50%, 7/15/05............     3,000     3,116
General Motors Acceptance Corp., 6.15%, 4/7/07.............     2,000     1,945
Toyota Motor Credit Corp., 5.50%, 9/17/01..................     3,000     3,004
                                                                      ---------
                                                                         13,243
                                                                      ---------
Banking (4.6%)
ABN AMRO Bank, 6.63%, 10/31/01.............................     1,575     1,589
Bank of America Corp., 9.50%, 4/1/01.......................     1,150     1,157
Bank One Corp., 7.00%, 7/15/05.............................     3,157     3,240
Bank One, Texas, 6.25%, 2/15/08............................     1,000       961
Fifth Third Bank, 6.75%, 7/15/05...........................     4,000     4,115
First Union Corp., 6.18%, 2/15/36..........................     1,500     1,464
J.P. Morgan & Co., 7.63%, 9/15/04..........................     3,856     4,054
NationsBank Corp., 7.75%, 8/15/15..........................     1,100     1,141
State Street, Corp., 7.65%, 6/15/10........................     5,000     5,407
SunTrust Banks, Inc., 7.38%, 7/1/06........................     3,159     3,293
Wachovia Corp., 6.61%, 10/1/25.............................     1,875     1,898
                                                                      ---------
                                                                         28,319
                                                                      ---------
Beverages (0.6%)
Coca-Cola Enterprises, Inc., 6.38%, 8/1/01.................     3,500     3,518
                                                                      ---------
Brokerage Services (1.3%)
Bear Stearns & Co., Inc., 6.63%, 10/1/04...................     2,910     2,939
Dean Witter Discover & Co., 6.50%, 11/1/05.................     3,500     3,539
Merrill Lynch & Co., Inc., 6.00%, 2/12/03..................     1,450     1,463
                                                                      ---------
                                                                          7,941
                                                                      ---------
Building Products (0.6%)
Vulcan Materials Co., 5.75%, 4/1/04........................     2,000     1,987
Vulcan Materials Co., 6.00%, 4/1/09........................     2,000     1,888
                                                                      ---------
                                                                          3,875
                                                                      ---------
Consumer Goods (1.7%)
Procter & Gamble Co., 6.88%, 9/15/09.......................     5,000     5,300
Unilever Capital Corp., 7.13%, 11/1/10.....................     5,000     5,319
                                                                      ---------
                                                                         10,619
                                                                      ---------

 Corporate Bonds Continued

                                                            Shares or
                                                            Principal  Market
                                                             Amount     Value
                                                            --------- ---------

Cosmetics/Personal Care (0.3%)
Kimberly-Clark Corp., 7.10%, 8/1/07........................ $   1,700 $   1,821
                                                                      ---------
Electronic Components/Instruments (0.7%)
Honeywell, Inc., 7.00%, 3/15/07............................     2,000     2,095
Motorola, Inc., 6.50%, 11/15/28............................     2,225     1,919
                                                                      ---------
                                                                          4,014
                                                                      ---------
Entertainment (0.5%)
Disney (Walt) Co., 5.13%, 12/15/03.........................     3,000     2,959
                                                                      ---------
Financial Services (3.0%)
Associates Corp. N.A., 7.32%, 1/13/03, MTN.................       800       827
Associates Corp. N.A., 5.75%, 10/15/03.....................     2,000     2,000
Associates Corp. N.A., 5.75%, 11/1/03......................     3,000     2,996
Commercial Credit Co., 7.38%, 3/15/02......................     3,000     3,067
Commercial Credit Co., 6.50%, 8/1/04.......................     3,000     3,053
Countrywide Home Loan, 6.84%, 10/22/04, MTN................     2,125     2,152
First Data Corp., 6.75%, 7/15/05...........................     2,000      2030
Norwest Financial, Inc., 6.63%, 7/15/04....................     2,000     2,038
                                                                      ---------
                                                                         18,163
                                                                      ---------
Food Products & Services (1.0%)
Campbell Soup Co., 6.15%, 12/1/02..........................     2,750     2,777
H.J. Heinz Co., 6.38%, 7/15/28.............................     2,000     1,873
Sara Lee Corp., 6.15%, 6/19/08, MTN........................     1,625     1,595
                                                                      ---------
                                                                          6,245
                                                                      ---------
Forest & Paper Products (0.5%)
Mead Corp., 6.60%, 3/1/02..................................     3,000     3,030
                                                                      ---------
Industrial Goods & Services (2.2%)
Air Products & Chemicals, Inc., 8.35%, 1/15/02.............     3,000     3,056
E. I. Dupont de Nemours & Co., 6.50%, 9/1/02...............     2,000     2,040
E. I. Dupont de Nemours & Co., 6.75%, 10/15/02.............     2,570     2,634
Reliance Electric Co., 6.80%, 4/15/03......................     1,850     1,915
Rockwell International Corp., 6.63%, 6/1/05................     3,456     3,542
                                                                      ---------
                                                                         13,187
                                                                      ---------
Insurance (1.3%)
Capital Holding Corp., 9.20%, 4/17/01......................     1,600     1,612
Chubb Corp., 6.15%, 8/15/05................................     1,000     1,006
Hartford Life, Inc., 6.90%, 6/15/04........................     3,100     3,186
Travelers/Aetna Property & Casualty, 6.75%, 4/15/01........     2,000     2,005
                                                                      ---------
                                                                          7,809
                                                                      ---------
Newspapers (0.3%)
New York Times, 7.63%, 3/15/05.............................     2,000     2,130
                                                                      ---------
Oil & Gas Exploration, Production, & Services (1.4%)
Conoco Inc., 5.90%, 4/15/04................................     1,500     1,509
Conoco Inc., 6.35%, 4/15/09................................     1,000     1,005
Phillips Petroleum Co., 6.38%, 3/30/09.....................     2,000     1,985
Texaco Capital, Inc., 7.09%, 2/1/07........................     4,000     4,240
                                                                      ---------
                                                                          8,739
                                                                      ---------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Bond Fund                                                       January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)


 Corporate Bonds, Continued

                                                            Shares or
                                                            Principal  Market
                                                             Amount     Value
                                                            --------- ---------

Pharmaceuticals (1.1%)
Pfizer Inc., 5.63%, 2/1/06................................  $   3,900 $   3,929
Warner-Lambert Co., 5.75%, 1/15/03........................      3,000     3,030
                                                                      ---------
                                                                          6,959
                                                                      ---------
Photography (0.5%)
Eastman Kodak Co., 9.38%, 3/15/03.........................      3,100     3,282
                                                                      ---------
Retail (2.9%)
May Department Stores Co., 7.15%, 8/15/04.................      1,000     1,038
Nike, Inc., 6.38%, 12/1/03................................      3,000     3,026
Sears Credit Account Master Trust, 6.75%, 9/16/09.........      5,000     5,206
Target Corp., 7.50%, 2/15/05..............................      2,000     2,115
Wal-Mart Stores, Inc., 6.38%, 3/1/03......................      5,000     5,113
Wal-Mart Stores, Inc., 6.75%, 5/15/02.....................      1,000     1,019
                                                                      ---------
                                                                         17,517
                                                                      ---------
Technology (2.5%)
Boeing Capital Corp., 7.38%, 9/27/10......................      4,000     4,349
IBM Corp., 5.38%, 2/1/09..................................      5,000     4,743
IBM Corp., 6.50%, 1/15/28.................................      1,750     1,711
Lucent Technologies, 5.50%, 11/15/08......................      5,000     4,255
                                                                      ---------
                                                                         15,058
                                                                      ---------
Tools (0.3%)
Stanley Works, 5.75%, 3/1/04..............................      2,000     1,995
                                                                      ---------
Utilities -- Electric & Gas (6.3%)
Baltimore Gas & Electric, 7.50%, 1/15/07..................      3,100     3,271
Cincinnati Gas & Electric Co., 6.45%, 2/15/04.............      1,500     1,504
Consolidated Edison Co. of New York, Inc., 6.63%, 2/1/02..      2,000     2,023
Florida Power Corp., 6.54%, 7/1/02, MTN...................      1,325     1,340
National Rural Utilities Corp., Series C, 6.49%, 7/10/02,
 MTN......................................................      1,425     1,446
National Rural Utilities Corp., 5.00%, 10/1/02............      3,500     3,473
National Rural Utilities Corp., 6.38%, 10/15/04...........      3,100     3,150
Northern States Power Co., 7.88%, 10/1/01.................      2,750     2,788
Northern States Power Co., 6.88%, 8/1/09..................      1,750     1,746
SCANA Corp., Series B, 6.25%, 7/8/03, MTN.................      2,225     2,242
Smith Enron, 5.97%, 12/15/06..............................      1,712     1,707
Tampa Electric Co., 7.38%, 9/1/02.........................      2,000     2,053
Tampa Electric Co., 6.13%, 5/1/03.........................      2,000     2,015
Virginia Electric & Power Co., 6.63%, 4/1/03..............      2,000     2,033
Virginia Electric & Power Co., 8.00%, 3/1/04..............      2,500     2,631
Washington Gas Light, Series D, 6.85%, 3/9/28, MTN........      1,500     1,418
Wisconsin Electric Power, 6.63%, 11/15/06.................      3,500     3,560
                                                                      ---------
                                                                         38,400
                                                                      ---------

 Corporate Bonds, Continued

                                                           Shares or
                                                           Principal  Market
                                                            Amount     Value
                                                           --------- ---------

Utilities -- Telecommunications (3.6%)
BellAtlantic Corp., 6.25%, 2/15/04........................ $   2,000 $   2,010
BellSouth Telecommunications, 6.50%, 6/15/05..............     3,500     3,566
Chesapeake & Potomac Telephone, 6.00%, 5/1/03.............     2,009     2,029
GTE California, Inc., 5.63%, 2/1/01.......................     2,000     2,000
GTE Northwest, Inc., Series A, 7.38%, 5/1/01..............     2,295     2,304
Southern New England Telecommunications Corp., 6.50%,
 2/15/02..................................................     2,000     2,025
Southwestern Bell Telephone, 6.63%, 4/1/05................     2,000     2,043
US West Communications Group, 6.63%, 9/15/05..............     4,000     4,045
WorldCom, Inc., 6.13%, 8/15/01............................     2,000     2,003
                                                                     ---------
                                                                        22,025
                                                                     ---------
TOTAL CORPORATE BONDS.....................................             255,437
                                                                     ---------

 Municipal Bonds (0.1%)

Georgia (0.1%)
Atlanta Downtown Development Lease Revenue Bond, 6.88%,
 2/1/21...................................................       800       788
                                                                     ---------
TOTAL MUNICIPAL BONDS.....................................                 788
                                                                     =========

 U.S. Government Agencies (19.8%)

Fannie Mae (7.6%)
6.59%, 5/21/02............................................     3,000     3,057
7.05%, 11/12/02...........................................     7,500     7,759
5.13%, 2/13/04............................................    17,600    17,616
7.13%, 3/15/07............................................    10,000    10,791
6.56%, 11/26/07...........................................     7,300     7,376
                                                                     ---------
                                                                        46,599
                                                                     ---------
Freddie Mac (6.5%)
6.88%, 1/15/05............................................    25,000    26,310
7.14%, 3/12/07............................................       700       712
7.10%, 4/10/07............................................     2,000     2,156
                                                              10,000    10,538
                                                                     ---------
                                                                        39,716
                                                                     ---------
Government National Mortgage Assoc. (5.1%)
6.50%, 8/15/11-12/15/30...................................    21,278    21,143
7.00%, 9/15/11-11/20/28...................................     8,758     8,871
7.50%, 8/15/11............................................       494       511
8.00%, 5/15/10............................................       273       284
                                                                     ---------
                                                                        30,809
                                                                     ---------
Tennessee Valley Authority (0.6%)
5.38%, 11/13/08...........................................     4,000     3,869
                                                                     ---------
TOTAL U.S. GOVERNMENT AGENCIES............................             120,993
                                                                     ---------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Bond Fund                                                       January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)


 U.S. Treasury Bonds (21.4%)

                                                            Shares or
                                                            Principal  Market
                                                             Amount     Value
                                                            --------- ---------

6.00%, 8/15/09............................................. $  64,500 $  68,199
7.50%, 11/15/16............................................    34,000    40,846
8.13%, 8/15/21.............................................     1,000     1,301
6.25%, 8/15/23.............................................    18,660    20,109
                                                                      ---------
TOTAL U.S. TREASURY BONDS..................................             130,455
                                                                      ---------

 U.S. Treasury Notes (14.1%)

6.75%, 5/15/05.............................................    16,000    17,141
6.50%, 10/15/06............................................    11,000    11,806
6.13%, 8/15/07.............................................    54,000    57,152
                                                                      ---------
TOTAL U.S. TREASURY NOTES..................................              86,099
                                                                      ---------

 Investment Companies (1.0%)

AmSouth Prime Money Market Fund............................ 6,115,343     6,115
AmSouth U.S. Treasury Money Market Fund....................         7        --*
TOTAL INVESTMENT COMPANIES.................................               6,115
                                                                      ---------
TOTAL INVESTMENTS
 (Cost $580,047) (a) -- (98.2%)............................             599,887
Other assets in excess of liabilities -- (1.8%)............              11,080
                                                                      ---------
NET ASSETS -- 100.0%.......................................           $ 610,967
                                                                      =========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation............................................ $ 22,542
   Unrealized depreciation............................................   (2,702)
                                                                       --------
   Net unrealized appreciation........................................ $ 19,840
                                                                       ========

* Due to rounding, figure is below thousand-dollar threshold. MTN -- Medium Term Note


                       See notes to financial statements

AMSOUTH FUNDS
Bond Fund


 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments, at value (cost $580,047).......................          $599,887
Interest and dividends receivable...........................            11,275
Receivable for capital shares issued........................               161
Collateral for securities loaned, at fair value.............           248,205
Prepaid expenses and other assets...........................                 5
                                                                      --------
 Total Assets...............................................           859,533
Liabilities:
Payable for capital shares redeemed......................... $     22
Payable upon return of securities loaned....................  248,205
Accrued expenses and other payables:
 Investment advisory fees...................................      116
 Administration fees........................................       93
 Distribution fees..........................................       56
 Custodian fees.............................................       14
 Other......................................................       60
                                                             --------
 Total Liabilities..........................................           248,566
                                                                      --------
Net Assets:
Capital.....................................................           590,155
Accumulated net investment income...........................             1,149
Accumulate net realized losses from investment
 transactions...............................................              (177)
Net unrealized appreciation from investments................            19,840
                                                                      --------
Net Assets..................................................          $610,967
                                                                      ========
Class A Shares (a)
 Net Assets.................................................          $ 10,057
 Shares outstanding.........................................               912
 Redemption price per share.................................          $  11.03
                                                                      ========
Class A Shares -- Maximum Sales Charge......................              4.00%
                                                                      --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent).....................................................          $  11.49
                                                                      ========
Class B Shares
 Net Assets.................................................          $  4,901
 Shares outstanding.........................................               445
 Offering price per share*..................................          $  11.00
                                                                      ========
Trust Shares (b)
 Net Assets.................................................          $596,009
 Shares outstanding.........................................            54,047
 Offering and redemption price per share....................          $  11.03
                                                                      ========

---------
*    Redemption price per share varies by length of time shares are held.
(a)  Formerly Classic Shares.
(b)  Formerly Premier Shares.

 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income................................................        $18,109
Dividend income................................................            314
Income from securities lending.................................            174
                                                                       -------
 Total Investment Income.......................................         18,597
Expenses:
Investment advisory fees....................................... $1,902
Administration fees............................................    585
Distribution fees -- Class B Shares............................     19
Shareholder servicing fees -- Class A Shares (a)...............     13
Shareholder servicing fees -- Trust Shares (b).................    428
Custodian fees.................................................     80
Accounting fees................................................     19
Transfer agent fees............................................     73
Other fees.....................................................     80
                                                                ------
 Total expenses before voluntary fee reductions................          3,199
 Expenses voluntarily reduced..................................           (738)
                                                                       -------
 Net expenses..................................................          2,461
                                                                       -------
Net Investment Income..........................................         16,136
                                                                       -------
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions................          1,303
Change in unrealized appreciation/depreciation from
 investments...................................................         26,494
                                                                       -------
Net realized/unrealized gains from investments.................         27,797
                                                                       -------
Change in net assets resulting from operations.................        $43,933
                                                                       =======

                       See notes to financial statements

AMSOUTH FUNDS
Bond Fund

 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................  $ 16,136    $ 24,461
 Net realized gains from investment transactions........     1,303         151
 Change in unrealized appreciation/depreciation from
  investments...........................................    26,494        (118)
                                                          --------    --------
Change in net assets resulting from operations..........    43,933      24,494
                                                          --------    --------
Distributions to Class A Shareholders (a):
 From net investment income.............................      (274)       (467)
 From net realized gains on investment transactions.....        --         (15)
Distributions to Class B Shareholders:
 From net investment income.............................   (15,803)       (141)
 From net realized gains on investment transactions.....        --          (5)
Distributions to Trust Shareholders (b):
 From net investment income.............................       (89)    (24,939)
 From net realized gains on investment transactions.....        --        (795)
                                                          --------    --------
Change in net assets from shareholder distributions.....   (16,166)    (26,362)
                                                          --------    --------
Change in net assets from capital transactions..........    68,514     126,737
                                                          --------    --------
Change in net assets....................................    96,281     124,869
Net Assets:
 Beginning of period....................................   514,686     389,817
                                                          --------    --------
 End of period..........................................  $610,967    $514,686
                                                          ========    ========

---------
(a) Formerly Classic Shares.
(b) Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Bond Fund


 Financial Highlights, Class A Shares/\

                         Six Months
                            Ended      Year Ended Year Ended Year Ended Year Ended Year Ended
                         January 31,    July 31,   July 31,   July 31,   July 31,   July 31,
                            2001          2000       1999     1998 (a)     1997       1996
                         -----------   ---------- ---------- ---------- ---------- ----------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 10.52       $10.63     $11.05     $10.92    $  10.54   $  10.83
                           -------       ------     ------     ------    --------   --------
Investment Activities
 Net investment income..      0.29         0.58       0.61       1.41        0.65       0.65
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.51        (0.06)     (0.32)     (0.62)       0.42      (0.18)
                           -------       ------     ------     ------    --------   --------
 Total from Investment
  Activities............      0.80         0.52       0.29       0.79        1.07       0.47
                           -------       ------     ------     ------    --------   --------
Distributions
 Net investment income..     (0.29)       (0.61)     (0.58)     (0.63)      (0.69)     (0.65)
 Net realized gains from
  investment
  transactions..........        --        (0.02)     (0.13)     (0.03)         --      (0.11)
                           -------       ------     ------     ------    --------   --------
 Total Distributions....     (0.29)       (0.63)     (0.71)     (0.66)      (0.69)     (0.76)
                           -------       ------     ------     ------    --------   --------
Net change in asset
 value..................      0.51        (0.11)     (0.42)      0.13        0.38      (0.29)
                           -------       ------     ------     ------    --------   --------
Net Asset Value, End of
 Period.................   $ 11.03       $10.52     $10.63     $11.05    $  10.92   $  10.54
                           =======       ======     ======     ======    ========   ========
Total Return (excludes
 sales charge)..........      7.73%(b)     5.10%      2.58%      7.45%      10.48%      4.40%

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $10,057       $9,500     $7,070     $7,032    $311,881   $132,737
Ratio of expenses to
 average net assets.....      0.98%(c)     0.91%      0.81%      0.73%       0.75%      0.75%
Ratio of net investment
 income to average net
 assets.................      5.37%(c)     5.54%      5.46%      5.78%       6.10%      6.12%
Ratio of expenses to
 average net assets*....      1.19%(c)     1.21%      1.20%      0.95%       0.98%      0.98%
Portfolio turnover**....        13%          27%        18%        40%         35%        10%

/\ Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Class B Shares

                                Six Months
                                   Ended      Year Ended Year Ended Period Ended
                                January 31,    July 31,   July 31,    July 31,
                                   2001          2000       1999      1998 (a)
                                -----------   ---------- ---------- ------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period.......................    $10.50        $10.60     $11.04      $10.88
                                  ------        ------     ------      ------
Investment Activities
 Net investment income........      0.25          0.49       0.50        0.46
 Net realized and unrealized
  gains (losses) from
  investments.................      0.50         (0.05)     (0.31)       0.24
                                  ------        ------     ------      ------
 Total from Investment
  Activities..................      0.75          0.44       0.19        0.70
                                  ------        ------     ------      ------
Distributions
 Net investment income........     (0.25)        (0.52)     (0.50)      (0.51)
 Net realized gains from
  investment transactions.....        --         (0.02)     (0.13)      (0.03)
                                  ------        ------     ------      ------
 Total Distributions..........     (0.25)        (0.54)     (0.63)      (0.54)
                                  ------        ------     ------      ------
Net change in asset value.....      0.50         (0.10)     (0.44)       0.16
                                  ------        ------     ------      ------
Net Asset Value, End of
 Period.......................    $11.00        $10.50     $10.60      $11.04
                                  ======        ======     ======      ======
Total Return (excludes
 redemption charge)...........      7.26%(b)      4.30%      1.58%       6.58%(b)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)........................    $4,901        $3,636     $2,521      $  442
Ratio of expenses to average
 net assets...................      1.73%(c)      1.74%      1.71%       1.74%(c)
Ratio of net investment income
 to average net assets........      4.61%(c)      4.72%      4.63%       4.75%(c)
Ratio of expenses to average
 net assets*..................      1.93%(c)      1.96%      1.95%       1.99%(c)
Portfolio turnover**..........        13%           27%        18%         40%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from September 16, 1997 (commencement of operations) through July 31, 1998.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Bond Fund


 Financial Highlights, Trust Shares/\

                               Six Months
                                  Ended       Year Ended Year Ended Year Ended
                               January 31,     July 31,   July 31,   July 31,
                                  2001           2000       1999     1998 (a)
                               -----------    ---------- ---------- ----------
                               (Unaudited)
Net Asset Value, Beginning of
 Period......................   $  10.52       $  10.63   $  11.05   $  10.72
                                --------       --------   --------   --------
Investment Activities
 Net investment income.......       0.30           0.59       0.61       0.57
 Net realized and unrealized
  gains (losses) from
  investments................       0.51          (0.06)     (0.30)      0.38
                                --------       --------   --------   --------
 Total from Investment
  Activities.................       0.81           0.53       0.31       0.95
                                --------       --------   --------   --------
Distributions
 Net investment income.......      (0.30)         (0.62)     (0.60)     (0.59)
 Net realized gains from
  investment transactions....         --          (0.02)     (0.13)     (0.03)
                                --------       --------   --------   --------
 Total Distributions.........      (0.30)         (0.64)     (0.73)     (0.62)
                                --------       --------   --------   --------
Net change in asset value....       0.51          (0.11)     (0.42)      0.33
                                --------       --------   --------   --------
Net Asset Value, End of
 Period......................   $  11.03       $  10.52   $  10.63   $  11.05
                                ========       ========   ========   ========
Total Return.................       7.81%(c)       5.24%      2.68%      7.54%(c)

Ratios/Supplemental Data:
Net Assets at end of period
 (000).......................   $596,009       $501,550   $380,226   $327,930
Ratio of expenses to average
 net assets..................       0.83%(d)      78.00%      0.71%      0.73%(d)
Ratio of net investment
 income to average net
 assets......................       5.52%(d)       5.66%      5.57%      5.72%(d)
Ratio of expenses to average
 net assets*.................       1.09%(d)       1.03%      0.95%      0.97%(d)
Portfolio turnover**.........         13%            27%        18%        40%

/\ Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being relected as Classic Shares.
(b) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 9.03%.
(c) Not annualized.
(d) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Limited Term Bond Fund                                          January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Corporate Bonds (72.9%)

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------
Aerospace/Defense (0.9%)
United Technologies Corp., 6.40%, 9/15/01....................  $1,600   $ 1,608
                                                                        -------
Automotive -- Finance (8.6%)
Chrysler Financial Corp., 6.08%, 4/6/01......................   1,000     1,001
Ford Motor Credit Co., 6.50%, 2/28/02........................   3,000     3,034
Ford Motor Credit Co., 6.63%, 6/30/03........................   4,000     4,049
General Motors Acceptance Corp., 7.13%, 5/1/01...............   1,500     1,508
General Motors Acceptance Corp., 7.13%, 5/1/03...............   3,500     3,583
Toyota Motor Credit Corp., 5.50%, 9/17/01....................   2,000     2,003
                                                                        -------
                                                                         15,178
                                                                        -------
Banking (4.3%)
ABN AMRO Bank, 6.63%, 10/31/01...............................   2,500     2,521
Bankers Trust, 6.75%, 10/3/01................................   1,500     1,513
Firstar Bank, 6.25%, 12/1/02.................................   1,500     1,517
NationsBank Corp., 7.00%, 9/15/01............................   2,000     2,018
                                                                        -------
                                                                          7,569
                                                                        -------
Beverages (1.1%)
Coca-Cola Co., 6.00%, 7/15/03................................   2,000     2,015
                                                                        -------
Building Products (1.1%)
Vulcan Materials Co., 5.75%, 4/1/04..........................   2,000     1,988
                                                                        -------
Consumer Goods (2.9%)
Procter & Gamble Co., 5.25%, 9/15/03.........................   2,000     1,998
Unilever Capital Corp., 6.88%, 11/1/05.......................   3,000     3,131
                                                                        -------
                                                                          5,129
                                                                        -------
Electronic Components/Instruments (1.7%)
Emerson Electric Co., 7.88%, 6/1/05..........................   2,000     2,167
Honeywell, Inc., 6.75%, 3/15/02..............................     850       862
                                                                        -------
                                                                          3,029
                                                                        -------
Farm Equipment (1.1%)
John Deere Capital Corp., 5.90%, 4/8/03......................   2,000     2,008
                                                                        -------
Financial Services (12.3%)
Ameritech Capital Funding, 6.13%, 10/15/01...................   3,000     3,019
Bear Stearns & Co., Inc., 6.13%, 2/1/03......................   3,500     3,509
CIT Group Holdings, 6.38%, 10/1/02...........................   2,000     2,015
Commercial Credit Co., 8.26%, 11/1/01........................   1,000     1,021
General Electric Capital Corp., 6.15%, 11/5/01...............   2,500     2,522
Household Netherlands, 6.20%, 12/1/03........................   2,500     2,503
Merrill Lynch & Co., 6.00%, 11/15/04.........................   4,000     4,004
Norwest Financial Inc., 6.70%, 9/22/04.......................   5,000     3,064
                                                                        -------
                                                                         21,657
                                                                        -------
Food Products & Services (2.0%)
Campbell Soup Co., 6.15%, 12/1/02............................   1,000     1,010
McDonald's Corp., 5.90%, 5/11/01.............................   1,000     1,000
McDonald's Corp., 6.00%, 6/23/02.............................   1,500     1,502
                                                                        -------
                                                                          3,512
                                                                        -------

 Corporate Bonds, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------
Forest & Paper Products (0.6%)
Mead Corp., 6.60%, 3/1/02....................................  $1,000   $ 1,010
                                                                        -------
Health Care (1.1%)
McKesson Corp., 6.88%, 3/1/02................................   2,000     1,990
                                                                        -------
Industrial Goods & Services (5.4%)
Air Products & Chemicals, Inc., 8.35%, 1/15/02...............   2,000     2,038
Archer Daniels Midland, 6.25%, 5/15/03.......................   2,100     2,158
Caterpillar Financial Services, 6.02%, 4/15/02...............   1,000     1,009
E. I. Dupont de Nemours & Co., 6.50%, 9/1/02.................   3,000     3,059
Imperial Oil Ltd., 8.75%, 10/15/19, Callable 4/16/01 @ 103...   1,178     1,228
                                                                        -------
                                                                          9,492
                                                                        -------
Insurance (1.1%)
American General Finance, 5.75%, 11/1/03.....................   2,000     1,995
                                                                        -------
Newspapers (1.2%)
New York Times, 7.63%, 3/15/05...............................   2,000     2,130
                                                                        -------
Oil & Gas Exploration, Production & Services (2.5%)
Amoco Co., 6.25%, 10/15/04...................................   2,200     2,255
Chevron Corp., 6.63%, 10/1/04................................   2,000     2,073
                                                                        -------
                                                                          4,328
                                                                        -------
Pharmaceuticals (1.1%)
Warner-Lambert Co., 5.75%, 1/15/03...........................   1,850     1,869
                                                                        -------
Photography (1.2%)
Eastman Kodak Co., Series A, 7.25%, 6/15/05, MTN.............   2,000     2,038
                                                                        -------
Retail (6.6%)
Dayton Hudson Co., 6.40%, 2/15/03............................   2,500     2,556
May Department Stores Co., 7.15%, 8/15/04....................   1,750     1,816
Sears Credit Account Master Trust, 6.75%, 9/16/09............   5,000     5,206
Sears, Roebuck and Co., 6.00%, 3/20/03.......................   1,000       998
Target Corp., 7.50%, 2/15/05.................................   1,000     1,058
                                                                        -------
                                                                         11,634
                                                                        -------
Technology (1.2%)
IBM Corp., 5.95%, 6/2/03.....................................   1,000     1,010
Lucent Technologies, Inc., 6.90%, 7/15/01....................   1,000       996
                                                                        -------
                                                                          2,006
                                                                        -------
Tools (0.6%)
Stanley Works, 7.38%, 12/15/02...............................     500       517
Stanley Works, 5.75%, 3/1/04.................................     500       499
                                                                        -------
                                                                          1,016
                                                                        -------
Utilities -- Electric & Gas (10.9%)
Alabama Power Corp., 5.35%, 11/15/03.........................   3,750     3,683
Baltimore Gas & Electric Co., 6.50%, 2/15/03.................   2,500     2,540
Cincinnati Gas & Electric Co., 6.45%, 2/15/04................   1,300     1,303

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Limited Term Bond Fund                                          January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Corporate Bonds, continued

                                                            Shares or
                                                            Principal  Market
                                                             Amount    Value
                                                            --------- --------
Utilities -- Electric & Gas, continued
Florida Power Corp., 6.54%, 7/1/02, MTN....................  $ 2,000  $  2,023
MidAmerican Energy, 6.50%, 12/15/01........................    2,500     2,516
National Rural Utilities Corp., Series C, 6.49%, 7/10/02,
 MTN.......................................................    2,000     2,030
SCANA Corp., Series B, 6.25%, 7/8/03, MTN..................    2,000     2,015
Smith Enron, 5.97%, 12/15/06...............................    1,102     1,099
Tampa Electric Co., 7.38%, 9/1/02..........................    2,000     2,053
                                                                      --------
                                                                        19,262
                                                                      --------
Utilities -- Telecommunications (3.4%)
AT&T Corp., 5.63%, 3/15/04.................................    1,500     1,472
BellSouth Telecommunications, 6.00%, 6/15/02...............    2,585     2,601
WorldCom, Inc., 6.13%, 8/15/01.............................    2,000     2,003
                                                                      --------
                                                                         6,076
                                                                      --------
TOTAL CORPORATE BONDS......................................            128,539
                                                                      --------

 U.S. Government Agencies (11.8%)

Fannie Mae (3.0%)
7.00%, 7/15/05.............................................    5,000     5,313
                                                                      --------
Freddie Mac (4.1%)
6.88%, 1/15/05.............................................    5,000     5,261
6.75%, 4/1/08..............................................    2,000     2,003
                                                                      --------
                                                                         7,264
                                                                      --------
Government National Mortgage Assoc. (3.5%)
7.50%, 4/15/09-8/15/11.....................................    2,004     2,073
8.00%, 12/15/07-4/15/10....................................    3,038     3,157
8.50%, 9/15/09-12/15/09....................................      902       939
                                                                         6,169
                                                                      --------
Tennessee Valley Authority (1.2%)
6.00%, 9/24/02.............................................    2,000     2,030
                                                                      --------
TOTAL U.S. GOVERNMENT AGENCIES.............................             20,776
                                                                      --------

 U.S. Government Agencies, continued

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------
U.S. Treasury Notes (13.4%)
7.25%, 5/15/04.............................................. $ 22,000  $ 23,590
                                                                       --------
TOTAL U.S. TREASURY NOTES...................................             23,590
                                                                       --------
Investment Companies (0.4%)
AmSouth Prime Money Market Fund.............................  703,729       704
AmSouth U.S. Treasury Money Market Fund.....................      365        --*
TOTAL INVESTMENT COMPANIES..................................                704
                                                                       --------
TOTAL INVESTMENTS
 (Cost $170,227) (a) -- 98.5%...............................            173,609
Other assets in excess of liabilities -- 1.5%...............              2,649
                                                                       --------
NET ASSETS -- 100.0%........................................           $176,258
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.............................................. $3,678
   Unrealized depreciation..............................................   (296)
                                                                         ------
   Net unrealized appreciation.......................................... $3,382
                                                                         ======

MTN -- Medium Term Note
 * Due to rounding, figure is below thousand dollar threshold.

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term Bond Fund (a)


 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at value (cost $170,227)........................         $173,609
Interest and dividends receivable............................            2,728
Receivable for capital shares issued.........................               49
Collateral for securities loaned, at fair value..............           25,358
Prepaid expenses and other assets............................                4
                                                                      --------
 Total Assets................................................          201,748
Liabilities:
Payable for capital shares redeemed.......................... $    23
Payable upon return of securities loaned.....................  25,358
Accrued expenses and other payables:
 Investment advisory fees....................................      34
 Administration fees.........................................      27
 Distribution fees...........................................      17
 Custodian fees..............................................       4
 Other.......................................................      27
                                                              -------
 Total Liabilities...........................................           25,490
                                                                      --------
Net Assets:
Capital......................................................          175,760
Accumulated net investment income............................              238
Accumulated net realized losses from investment
 transactions................................................           (3,122)
Net unrealized appreciation from investments.................            3,382
                                                                      --------
Net Assets...................................................         $176,258
                                                                      ========
Class A Shares (b)
 Net Assets..................................................         $  7,077
 Shares outstanding..........................................              678
 Redemption price per share..................................         $  10.44
                                                                      ========
Class A Shares -- Maximum Sales Charge.......................             4.00%
                                                                      --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent)......................................................         $  10.88
                                                                      ========
Class B Shares
 Net Assets..................................................         $  1,915
 Shares outstanding..........................................              184
 Offering price per share*...................................         $  10.43
                                                                      ========
Trust Shares (c)
 Net Assets..................................................         $167,266
 Shares outstanding..........................................           16,025
 Offering and redemption price per share.....................         $  10.44
                                                                      ========

---------
* Redemption price per share varies by length of time shares are held.
(a) Formerly AmSouth Limited Maturity Fund.
(b) Formerly Classic Shares.
(c) Formerly Trust Shares.

 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income..........        $ 5,945
Dividend income..........             69
Income from securities
 lending.................             25
                                 -------
 Total Investment
  Income.................          6,039
Expenses:
Investment advisory
 fees....................   $602
Administration fees......    185
Distribution fees --
  Class B Shares.........      9
Shareholder servicing
 fees -- Class A Shares
 (b).....................      9
Shareholder servicing
 fees -- Trust Shares
 (c).....................    132
Custodian fees...........     25
Accounting fees..........     10
Transfer agent fees......     34
Other fees...............     32
                            ----
 Total expenses before
  voluntary fee
  reductions.............          1,038
 Expenses voluntarily
  reduced................           (232)
                                 -------
 Net expenses............            806
                                 -------
Net Investment Income....          5,233
                                 -------
Realized/Unrealized Gains
 (Losses) from
 Investments:
Net realized losses from
 investment
 transactions............           (734)
Change in unrealized
 appreciation/depreciation
 from investments........          6,231
                                 -------
Net realized/unrealized
 gains from investments..          5,497
                                 -------
Change in net assets
 resulting from
 operations..............        $10,730
                                 =======

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term Bond Fund (a)

 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................  $  5,233    $  8,032
 Net realized losses from investment transactions.......      (734)       (687)
 Change in unrealized appreciation/depreciation from
  investments...........................................     6,231         (51)
                                                          --------    --------
Change in net assets resulting from operations..........    10,730       7,294
                                                          --------    --------
Distributions to Class A Shareholders (b):
 From net investment income.............................      (212)       (264)
Distributions to Class B Shareholders:
 From net investment income.............................       (44)       (102)
Distributions to Trust Shareholders (c):
 From net investment income.............................    (5,081)     (7,951)
                                                          --------    --------
Change in net assets from shareholder distributions.....    (5,337)     (8,317)
                                                          --------    --------
Change in net assets from capital transactions..........   (16,186)     74,205
                                                          --------    --------
Change in net assets....................................   (10,793)     73,182
Net Assets:
 Beginning of period....................................   187,051     113,869
                                                          --------    --------
 End of period..........................................  $176,258    $187,051
                                                          ========    ========

---------
(a) Formerly AmSouth Limited Maturity Fund.
(b) Formerly Classic Shares.
(c) Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term Bond Fund (a)

 Financial Highlights, Class A Shares/\

                         Six Months
                            Ended      Year Ended Year Ended Year Ended Year Ended Year Ended
                         January 31,    July 31,   July 31,   July 31,   July 31,   July 31,
                            2001          2000       1999     1998 (b)     1997       1996
                         -----------   ---------- ---------- ---------- ---------- ----------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $10.13        $10.29     $10.43     $10.42    $  10.31   $ 10.41
                           ------        ------     ------     ------    --------   -------
Investment Activities
 Net investment income..     0.29          0.59       0.57       0.85        0.58      0.58
 Net realized and
  unrealized gains
  (losses) from
  investments...........     0.31         (0.13)     (0.15)     (0.25)       0.14     (0.10)
                           ------        ------     ------     ------    --------   -------
 Total from Investment
  Activities............     0.60         (0.46)      0.42       0.60        0.72      0.48
Distributions
 Net investment income..    (0.29)        (0.62)     (0.56)     (0.59)      (0.61)    (0.57)
 Net realized gains from
  investments...........       --            --         --         --          --     (0.01)
                           ------        ------     ------     ------    --------   -------
 Total Distributions....    (0.29)        (0.62)     (0.56)     (0.59)      (0.61)    (0.58)
                           ------        ------     ------     ------    --------   -------
Net change in asset
 value..................     0.31         (0.16)     (0.14)      0.01        0.11     (0.10)
                           ------        ------     ------     ------    --------   -------
Net Asset Value, End of
 Period.................   $10.44        $10.13     $10.29     $10.43    $  10.42   $ 10.31
                           ======        ======     ======     ======    ========   =======
Total Return (excludes
 sales charge)..........     6.02%(c)      4.59%      4.01%      5.94%       7.25%     4.74%
Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $7,077        $7,913     $2,716     $3,531    $138,675   $46,005
Ratio of expenses to
 average net assets.....     1.01%(d)      0.96%      0.81%      0.74%       0.77%     0.76%
Ratio of net investment
 income to average net
 assets.................     5.51%(d)      5.60%      5.49%      5.65%       5.65%     5.48%
Ratio of expenses to
 average net assets*....     1.21%(d)      1.24%      1.23%      0.96%       1.02%     0.99%
Portfolio turnover**....       17%           34%        39%        39%         65%       30%

/\ Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly AmSouth Limited Maturity Fund.
(b) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(c) Not annualized.
(d) Annualized.

 Financial Highlights, Class B Shares

                                            Six Months      Year
                                               Ended       Ended   Period Ended
                                            January 31,   July 31,   July 31,
                                               2001         2000     1999 (b)
                                            -----------   -------- ------------
                                            (Unaudited)
Net Asset Value, Beginning of Period......    $10.13       $10.27     $10.58
                                              ------       ------     ------
Investment Activities
 Net investment income....................      0.26         0.48       0.27
 Net realized and unrealized gains
  (losses) from investments...............      0.29        (0.10)     (0.30)
                                              ------       ------     ------
 Total from Investment Activities.........      0.55         0.38      (0.03)
                                              ------       ------     ------
Distributions
 Net investment income....................     (0.25)       (0.52)     (0.28)
                                              ------       ------     ------
 Total Distributions......................     (0.25)       (0.52)     (0.28)
                                              ------       ------     ------
Net change in asset value.................      0.29        (0.14)     (0.31)
                                              ------       ------     ------
Net Asset Value, End of Period............    $10.43       $10.13     $10.27
                                              ======       ======     ======
Total Return (excludes redemption
 charge)..................................      5.52%(c)     3.85%     (0.33%)(c)
Ratios/Supplemental Data:
Net Assets at end of period (000).........    $1,915       $1,815     $1,599
Ratio of expenses to average net assets...      1.76%(d)     1.76%      1.69%(d)
Ratio of net investment income to average
 net assets...............................      4.76%(d)     4.79%      4.61%(d)
Ratio of expenses to average net assets*..      1.96%(d)     1.99%      1.96%(d)
Portfolio turnover**......................        17%          34%        39%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly AmSouth Limited Maturity Fund.
(b) For the period from January 21, 1999 (commencement of operations) through July 31, 1999.
(c) Not annualized.
(d) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term Bond Fund (a)


 Financial Highlights, Trust Shares/\

                              Six Months
                                 Ended       Year Ended Year Ended Period Ended
                              January 31,     July 31,   July 31,    July 31,
                                 2001           2000       1999      1998 (b)
                              -----------    ---------- ---------- ------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period..................   $  10.13       $  10.29   $  10.43    $  10.34
                               --------       --------   --------    --------
Investment Activities
 Net investment income......       0.29           0.59       0.59        0.55
 Net realized and unrealized
  gains (losses) from
  investments...............       0.32          (0.12)     (0.16)       0.10
                               --------       --------   --------    --------
 Total from Investment
  Activities................       0.61           0.47       0.43        0.65
                               --------       --------   --------    --------
Distributions
 Net investment income......      (0.30)         (0.63)     (0.57)      (0.56)
                               --------       --------   --------    --------
 Total Distributions........      (0.30)         (0.63)     (0.57)      (0.56)
                               --------       --------   --------    --------
Net change in asset value...       0.31          (0.16)     (0.14)       0.09
                               --------       --------   --------    --------
Net Asset Value, End of
 Period.....................   $  10.44       $  10.13   $  10.29    $  10.43
                               --------       --------   --------    --------
Total Return................       6.09%(d)       4.71%      4.14%       6.04%(c)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)......................   $167,266       $177,323   $109,554    $106,953
Ratio of expenses to average
 net assets.................       0.86%(e)       0.82%      0.71%       0.73%(e)
Ratio of net investment
 income to average net
 assets.....................       5.66%(e)       5.74%      5.60%       5.70%(e)
Ratio of expenses to average
 net assets*................       1.11%(e)       1.07%      0.98%       0.98%(e)
Portfolio turnover**........         17%            34%        39%         39%

/\ Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly AmSouth Limited Maturity Fund.
(b) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 6.37%.
(d) Not annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Government Income Fund                                          January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 U.S. Government Agencies (72.1%)

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

Fannie Mae (10.4%)
5.75%, 4/15/03..............................................  $ 2,000  $  2,030
6.46%, 5/9/05, Callable 5/9/01 @ 100........................    5,000     5,017
6.94%, 9/5/07, Callable 9/5/02 @ 100........................    2,000     2,050
6.27%, 2/5/08, Callable 2/5/03 @ 100, MTN...................    5,000     4,994
6.00%, 5/15/08..............................................    7,000     7,126
7.50%, 4/1/15-6/1/15........................................    8,401     8,640
8.00%, 7/1/15...............................................    4,649     4,809
                                                                       --------
                                                                         34,666
                                                                       --------
Federal Farm Credit Bank (9.6%)
6.20%, 7/1/02...............................................   10,000    10,164
5.07%, 12/15/03.............................................   15,000    14,878
5.70%, 9/3/08...............................................    7,000     6,889
                                                                       --------
                                                                         31,931
                                                                       --------
Federal Home Loan Bank (10.8%)
5.35%, 12/1/03..............................................    3,000     2,988
5.30%, 2/18/04..............................................    5,000     5,015
6.34%, 6/29/04..............................................    2,250     2,323
7.25%, 5/13/05..............................................   10,000    10,700
5.80%, 9/2/08...............................................   10,000    10,044
5.89%, 3/30/09..............................................    5,000     5,030
                                                                       --------
                                                                         36,100
                                                                       --------
Freddie Mac (11.7%)
5.00%, 1/15/04..............................................   10,000     9,956
5.75%, 3/15/09..............................................   10,000     9,975
7.00%, 3/23/09..............................................    5,000     5,008
6.75%, 5/4/09...............................................   10,000     9,980
7.40%, 6/9/14, Callable 2/23/01 @ 100.......................    4,000     3,985
                                                                       --------
                                                                         38,904
                                                                       --------
Government National Mortgage Assoc. (23.1%)
6.50%, 7/15/14 - 1/15/15....................................    4,883     4,946
7.00%, 12/15/26 - 2/20/29...................................   11,151    11,319
7.50%, 9/20/15 - 8/20/30....................................   38,617    39,595
8.00%, 7/15/26 - 6/20/30....................................   19,671    20,292
8.50%, 12/15/19 - 2/15/23...................................      142       146
9.00%, 6/15/18 - 9/15/22....................................      590       616
9.50%, 5/15/18 - 8/15/21....................................      446       467
                                                                       --------
                                                                         77,381
                                                                       --------
Private Export Funding (3.3%)
6.31%, 9/30/04, Series C....................................    2,000     2,063
6.49%, 7/15/07, Series B....................................    2,000     2,093
5.75%, 1/15/08..............................................    3,800     3,814
5.87%, 7/31/08, Series D....................................    3,000     3,026
                                                                       --------
                                                                         10,996
                                                                       --------
Tennessee Valley Authority (3.2%)
6.13%, 7/15/03..............................................    3,682     3,710
5.38%, 11/13/08.............................................    1,500     1,451
6.75%, 11/1/25..............................................    5,000     5,349
                                                                       --------
                                                                         10,510
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCIES..............................            240,488
                                                                       --------

 U.S. Treasury Bonds (8.0%)

                                                            Shares or
                                                            Principal   Market
                                                              Amount    Value
                                                            ---------- --------

7.50%, 11/15/16............................................ $    7,900 $  9,492
7.25%, 8/15/22.............................................      7,000    8,397
7.63%, 11/15/22............................................      7,000    8,736
                                                                       --------
TOTAL U.S. TREASURY BONDS..................................              26,625
                                                                       --------

 U.S. Treasury Notes (13.8%)

7.75%, 2/15/01.............................................      9,000    9,011
8.00%, 5/15/01.............................................      9,000    9,078
7.88%, 8/15/01.............................................      7,000    7,113
7.50%, 5/15/02.............................................     10,000   10,347
5.75%, 8/15/03.............................................     10,000   10,237
                                                                       --------
TOTAL U.S. TREASURY NOTES..................................              45,786
                                                                       --------

 Investment Companies (4.8%)

AIM Treasury Money Market Fund.............................  3,388,503    3,389
AmSouth Treasury Reserve Money Market Fund................. 12,436,694   12,437
                                                                       --------
TOTAL INVESTMENT COMPANIES.................................              15,826
                                                                       --------
TOTAL INVESTMENTS
 (Cost $320,238) (a) -- 98.7%..............................             328,725
Other assets in excess of liabilities -- 1.3%..............               4,229
                                                                       --------
NET ASSETS -- 100.0%.......................................            $332,954
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.............................................. $10,521
  Unrealized depreciation..............................................  (2,034)
                                                                        -------
  Net unrealized appreciation.......................................... $ 8,487
                                                                        =======

(b)  MTN -- Medium Term Note

                       See notes to financial statements

AMSOUTH FUNDS
Government Income Fund


 Statement of Assets and Liabilities

                                                   January 31, 2001 (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at value (cost $320,238)........................         $328,725
Interest and dividends receivable............................            4,420
Collateral for securities loaned, at fair value..............           65,590
Prepaid expenses and other assets............................               13
                                                                      --------
 Total Assets................................................          398,748
Liabilities:
Payable for capital shares redeemed.......................... $     7
Payable upon return of securities loaned.....................  65,590
Accrued expenses and other payables:
 Investment advisory fees....................................      63
 Administration fees.........................................      51
 Distribution fees...........................................      29
 Custodian fees..............................................       8
 Other.......................................................      46
                                                              -------
 Total Liabilities...........................................           65,794
                                                                      --------
Net Assets:
Capital......................................................          326,367
Accumulated net investment income............................               88
Accumulated net realized losses from investment
 transactions................................................           (1,988)
Net unrealized appreciation from investments.................            8,487
                                                                      --------
Net Assets...................................................         $332,954
                                                                      ========
Class A Shares (a)
 Net Assets..................................................         $  5,806
 Shares outstanding..........................................              580
 Redemption price per share..................................         $  10.01
                                                                      ========
Class A Shares -- Maximum Sales Charge.......................             4.00%
                                                                      --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent)......................................................         $  10.43
                                                                      ========
Class B Shares
 Net Assets..................................................         $    737
 Shares outstanding..........................................               74
 Offering price per share*...................................         $  10.01
                                                                      ========
Trust Shares (b)
 Net Assets..................................................         $326,411
 Shares outstanding..........................................           32,613
 Offering and redemption price per share.....................         $  10.01
                                                                      ========

---------
* Redemption price per share varies by length of time shares are held.
(a) Formerly Classic Shares.
(b) Formerly Premier Shares.

 Statement of Operations

                                  Six Months Ended January 31, 2001 (Unaudited)
                                                         (Amounts in thousands)


Investment Income:
Interest income................................................        $10,880
Dividend income................................................            346
Income from securities lending.................................             67
                                                                       -------
 Total Investment Income.......................................         11,293
Expenses:
Investment advisory fees....................................... $1,117
Administration fees............................................    344
Distribution fees -- Class B Shares............................      3
Shareholder servicing fees -- Class A Shares (a)...............      8
Shareholder servicing fees -- Trust Shares (b).................    253
Custodian fees.................................................     47
Accounting fees................................................     14
Transfer agent fees............................................     50
Other fees.....................................................     52
                                                                ------
 Total expenses before voluntary fee reductions................          1,888
 Expenses voluntarily reduced..................................           (434)
                                                                       -------
 Net expenses..................................................          1,454
                                                                       -------
Net Investment Income..........................................          9,839
                                                                       -------
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions................          4,427
Change in unrealized appreciation/depreciation from
 investments...................................................         10,022
                                                                       -------
Net realized/unrealized gains from investments.................         14,449
                                                                       -------
Change in net assets resulting from operations.................        $24,288
                                                                       =======

                       See notes to financial statements

AMSOUTH FUNDS
Government Income Fund

 Statements of Changes in Net Assets

                                                       Six Months
                                                          Ended    Year Ended
                                                       January 31,  July 31,
                                                          2001        2000
                                                       ----------- ----------
                                                       (Unaudited)
                                                       (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income...............................   $  9,839    $  8,422
 Net realized gains (losses) from investment
  transactions.......................................      4,427      (3,175)
 Change in unrealized appreciation/depreciation from
  investments........................................     10,022       7,276
                                                        --------    --------
Change in net assets resulting from operations.......     24,288      12,523
                                                        --------    --------
Distributions to Class A Shareholders (a):
 From net investment income..........................       (178)       (276)
Distributions to Class B Shareholders:
 From net investment income..........................        (16)         (8)(c)
Distributions to Trust Shareholders (b):
 From net investment income..........................    (10,189)     (7,506)
                                                        --------    --------
Change in net assets from shareholder distributions..    (10,383)     (7,790)
                                                        --------    --------
Change in net assets from capital transactions.......    (43,992)    349,722
                                                        --------    --------
Change in net assets.................................    (30,087)    354,455
Net Assets:
 Beginning of period.................................    363,041       8,586
                                                        --------    --------
 End of period.......................................   $332,954    $363,041
                                                        ========    ========

---------
(a) Formerly Classic Shares.
(b) Formerly Premier Shares.
(c) For the period from March 13, 2000 (commencement of operations) through July 31, 2000.

                       See notes to financial statements

AMSOUTH FUNDS
Government Income Fund

 Financial Highlights, Class A Shares/\

                         Six Months
                            Ended      Year Ended Year Ended Year Ended Year Ended Year Ended
                         January 31,    July 31,   July 31,   July 31,   July 31,   July 31,
                            2001          2000       1999     1998 (a)     1997       1996
                         -----------   ---------- ---------- ---------- ---------- ----------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 9.60        $ 9.62     $ 9.88     $ 9.75    $  9.40    $  9.54
                           ------        ------     ------     ------    -------    -------
Investment Activities
 Net investment income..     0.28          0.56       0.54       0.63       0.58       0.66
 Net realized and
  unrealized gains
  (losses) from
  investments...........     0.42         (0.04)     (0.28)      0.09       0.35      (0.20)
                           ------        ------     ------     ------    -------    -------
 Total from Investment
  Activities............     0.70          0.52       0.26       0.72       0.93       0.46
                           ------        ------     ------     ------    -------    -------
Distributions
 Net investment income..    (0.29)        (0.54)     (0.52)     (0.53)     (0.58)     (0.59)
 In excess of net
  investment income.....       --            --         --      (0.06)        --         --
 Tax return of capital..       --            --         --         --         --      (0.01)
                           ------        ------     ------     ------    -------    -------
 Total Distributions....    (0.29)        (0.54)     (0.52)     (0.59)     (0.58)     (0.60)
                           ------        ------     ------     ------    -------    -------
Net change in asset
 value..................     0.41         (0.02)     (0.26)      0.13       0.35      (0.14)
                           ------        ------     ------     ------    -------    -------
Net Asset Value, End of
 Period.................   $10.01        $ 9.60     $ 9.62     $ 9.88    $  9.75    $  9.40
                           ======        ======     ======     ======    =======    =======
Total Return (excludes
 sales charge)..........     7.41%(b)      5.55%      2.62%      7.58%     10.21%      4.91%

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $5,806        $5,879     $5,436     $8,176    $11,622    $15,752
Ratio of expenses to
 average net assets.....     0.99%(c)      0.85%      0.70%      0.71%      0.69%      0.65%
Ratio of net investment
 income to average net
 assets.................     5.58%(c)      5.77%      5.35%      5.95%      5.98%      6.81%
Ratio of expenses to
 average net assets*....     1.20%(c)      1.30%      1.90%      1.77%      1.29%      1.10%
Portfolio turnover**....        9%           42%        27%        35%         3%        78%

/\/\ Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b)  Not annualized.
(c)  Annualized.

 Financial Highlights, Class B Shares

                                                    Six Months
                                                       Ended      Year Ended
                                                    January 31,    July 31,
                                                       2001        2000 (a)
                                                    -----------   ----------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............   $ 9.61        $ 9.48
                                                      ------        ------
Investment Activities
 Net investment income.............................     0.23          0.18
 Net realized and unrealized gains from
  investments......................................     0.43          0.10
                                                      ------        ------
 Total from Investment Activities..................     0.66          0.28
                                                      ------        ------
Distributions
 Net investment income.............................    (0.26)        (0.15)
                                                      ------        ------
 Total Distributions...............................    (0.26)        (0.15)
                                                      ------        ------
Net change in asset value..........................     0.40          0.13
                                                      ------        ------
Net Asset Value, End of Period.....................   $10.01        $ 9.61
                                                      ======        ======
Total Return (excludes redemption charge)..........     6.91%(b)      2.98%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)..................   $  737        $  520
Ratio of expenses to average net assets............     1.74%(c)      1.75%(c)
Ratio of net investment income to average net
 assets............................................     4.82%(c)      4.77%(c)
Ratio of expenses to average net assets*...........     1.94%(c)      1.98%(c)
Portfolio turnover**...............................        9%           42%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 13, 2000 (commencement of operations) through July 31, 2000.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Government Income Fund

 Financial Highlights, Trust Shares/\

                               Six Months
                                  Ended       Year Ended Year Ended Period Ended
                               January 31,     July 31,   July 31,    July 31,
                                  2001           2000       1999      1998 (a)
                               -----------    ---------- ---------- ------------
                               (Unaudited)
Net Asset Value, Beginning of
 Period......................   $   9.61       $   9.62    $ 9.87      $ 9.66
                                --------       --------    ------      ------
Investment Activities
 Net investment income.......       0.29           0.57      0.54        0.59
 Net realized and unrealized
  gains (losses) from
  investments................       0.41          (0.03)    (0.26)       0.17
                                --------       --------    ------      ------
 Total from Investment
  Activities.................       0.70           0.54      0.28        0.76
                                --------       --------    ------      ------
Distributions
 Net investment income.......      (0.30)         (0.55)    (0.53)      (0.49)
 In excess of net investment
  income.....................         --             --        --       (0.06)
                                --------       --------    ------      ------
 Total Distributions.........      (0.30)         (0.55)    (0.53)      (0.55)
                                --------       --------    ------      ------
Net change in asset value....       0.40          (0.01)    (0.25)       0.21
                                --------       --------    ------      ------
Net Asset Value, End of
 Period......................   $  10.01       $   9.61    $ 9.62      $ 9.87
                                ========       ========    ======      ======
Total Return.................       7.38%(c)       5.91%     2.72%       7.58%(b)

Ratios/Supplemental Data:
Net Assets at end of period
 (000).......................   $326,411       $356,642    $3,150      $2,521
Ratio of expenses to average
 net assets..................       0.84%(d)       0.85%     0.60%       0.63%(d)
Ratio of net investment
 income to average net
 assets......................       5.73%(d)       5.68%     5.44%       5.72%(d)
Ratio of expenses to average
 net assets*.................       1.10%(d)       1.13%     1.65%       1.80%(d)
Portfolio turnover**.........          9%            42%       27%         35%

/\ Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 8.04%.
(c) Not annualized.
(d) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Limited Term U.S. Government Fund                               January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 U.S. Government Agencies (55.8%)

                                                             Shares or
                                                             Principal Market
                                                              Amount    Value
                                                             --------- -------
Fannie Mae (8.7%)
5.38%, 3/15/02..............................................  $1,000   $ 1,005
5.98%, 11/12/02.............................................     500       508
5.63%, 5/14/04..............................................     500       505
5.75%, 6/15/05..............................................     250       253
6.44%, 8/14/07..............................................     500       516
6.65%, 11/14/07.............................................     500       506
                                                                       -------
                                                                         3,293
                                                                       -------
Federal Farm Credit Bank (8.6%)
5.76%, 7/7/03...............................................     750       759
5.07%, 12/15/03.............................................   1,000       992
6.15%, 3/23/05..............................................   1,000       999
5.75%, 9/1/05, MTN..........................................     500       503
                                                                       -------
                                                                         3,253
                                                                       -------
Federal Home Loan Bank (8.4%)
5.55%, 1/28/02..............................................   1,000     1,000
5.39%, 3/8/02...............................................   1,000     1,000
6.34%, 6/29/04..............................................     750       774
6.00%, 9/15/04..............................................     400       400
                                                                       -------
                                                                         3,174
                                                                       -------
Freddie Mac (10.4%)
6.16%, 9/25/02..............................................     500       509
5.89%, 7/17/03..............................................     400       401
5.00%, 1/15/04..............................................   1,000       996
6.25%, 5/18/04..............................................   1,000     1,001
6.53%, 3/3/08...............................................   1,000       998
                                                                       -------
                                                                         3,905
                                                                       -------
Government National Mortgage Assoc. (6.1%)
9.00%, 12/15/01, Pool #152718...............................       4         4
9.00%, 2/15/03, Pool #248038................................      50        53
7.50%, 5/15/10, Pool #407408................................     430       445
7.00%, 8/15/11, Pool #423984................................     475       487
7.50%, 8/15/11, Pool #423914................................     494       511
7.00%, 9/15/11, Pool #432923................................     423       434
7.50%, 10/15/11, Pool #431451...............................     351       363
                                                                       -------
                                                                         2,297
                                                                       -------
Private Export Funding (4.1%)
6.45%, 9/30/04..............................................   1,000     1,036
5.75%, 1/15/08..............................................     500       502
                                                                       -------
                                                                         1,538
                                                                       -------

 U.S. Government Agencies, continued

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------
Tennessee Valley Authority (9.5%)
6.50%, 8/20/01...............................................  $ 1,000  $ 1,005
5.28%, 9/14/01...............................................    1,000      999
6.00%, 9/24/02...............................................    1,000    1,015
5.38%, 11/13/08..............................................      600      580
                                                                        -------
                                                                          3,599
                                                                        -------
TOTAL U.S. GOVERNMENT AGENCIES...............................            21,059
                                                                        =======

 U.S. Treasury Notes (40.5%)

7.50%, 11/15/01..............................................    6,500    6,637
6.63%, 4/30/02...............................................    1,500    1,535
7.50%, 5/15/02...............................................    1,000    1,035
6.25%, 6/30/02...............................................      750      766
5.63%, 12/31/02..............................................    1,000    1,017
6.50%, 8/15/05...............................................    2,000    2,129
6.50%, 10/15/06..............................................    2,000    2,146
                                                                        -------
TOTAL U.S. TREASURY NOTES....................................            15,265
                                                                        -------

 Investment Companies (2.3%)

AIM Treasury Money Market Fund...............................   36,635       37
AmSouth Treasury Reserve Money Market Fund...................  812,185      812
                                                                        -------
TOTAL INVESTMENT COMPANIES...................................               849
                                                                        -------
TOTAL INVESTMENTS
 (Cost $36,864) (a) -- (98.6%)...............................            37,173
Other assets in excess of liabilities -- (1.4%)..............               546
                                                                        -------
NET ASSETS -- 100.0%.........................................           $37,719
                                                                        =======

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation................................................. $370
  Unrealized depreciation.................................................  (61)
                                                                           ----
  Net unrealized appreciation............................................. $309
                                                                           ====

MTN -- Medium Term Note

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term U.S. Government Fund (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at value (cost $36,864)..............................     $37,173
Interest and dividends receivable.................................         557
Prepaid expenses and other assets.................................          19
                                                                       -------
 Total Assets.....................................................      37,749
Liabilities:
Accrued expenses and other payables:
 Investment advisory fees......................................... $ 7
 Administration fees..............................................   6
 Distribution fees................................................   4
 Custodian fees...................................................   1
 Other............................................................  12
                                                                   ---
 Total Liabilities................................................          30
                                                                       -------
Net Assets:
Capital...........................................................      40,863
Accumulated net investment income.................................          63
Accumulated net realized losses from investment transactions......      (3,516)
Net unrealized appreciation from investments......................         309
                                                                       -------
Net Assets........................................................     $37,719
                                                                       =======
Class A Shares
 Net Assets.......................................................     $ 3,454
 Shares outstanding...............................................         340
 Redemption price per share.......................................     $ 10.16
                                                                       =======
Class A Shares -- Maximum Sales Charge............................        4.00%
                                                                       -------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent)........     $ 10.58
                                                                       =======
Class B Shares
 Net Assets.......................................................     $   396
 Shares outstanding...............................................          39
 Offering price per share*........................................     $ 10.16
                                                                       =======
Trust Shares (b)
 Net Assets.......................................................     $33,869
 Shares outstanding...............................................       3,335
 Offering and redemption price per share..........................     $ 10.16
                                                                       =======

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly ISG Limited Term U.S. Government Fund.
(b)  Formerly Institutional Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income....................................................      $1,147
Dividend income....................................................          25
                                                                         ------
 Total Investment Income...........................................       1,172
Expenses:
Investment advisory fees........................................... $126
Administration fees................................................   39
Distribution fees -- Class B Shares................................    2
Shareholder servicing fees -- Class A Shares.......................    5
Shareholder servicing fees -- Trust Shares (b).....................   25
Custodian fees.....................................................    5
Accounting fees....................................................    4
Transfer agent fees................................................   16
Registration and filing fees.......................................   15
Other fees.........................................................   10
                                                                    ----
 Total expenses before voluntary fee reductions....................         247
 Expenses voluntarily reduced......................................         (49)
                                                                         ------
 Net expenses......................................................         198
                                                                         ------
Net Investment Income..............................................         974
                                                                         ------
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions...................         (49)
Change in unrealized appreciation/depreciation from investments....       1,075
                                                                         ------
Net realized/unrealized gains from investments.....................       1,026
                                                                         ------
Change in net assets resulting from operations.....................      $2,000
                                                                         ======

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term U.S. Government Fund (a)

 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended  Year Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)       1999
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income...................   $   974     $ 1,280      $ 2,342
 Net realized gains (losses) from
  investment transactions................       (49)        (77)          22
 Change in unrealized
  appreciation/depreciation from
  investments............................     1,075         153       (1,865)
                                            -------     -------      -------
Change in net assets resulting from
 operations..............................     2,000       1,356          499
                                            -------     -------      -------
Distributions to Class A Shareholders:
 From net investment income..............       (91)        (98)        (144)
 From net realized gains on investment
  transactions...........................        --          --           (2)
 In excess of net realized gains.........        --          --           (3)
Distributions to Class B Shareholders:
 From net investment income..............        (8)         (9)         (20)
Distributions to Trust Shareholders (c):
 From net investment income..............      (879)     (1,091)      (2,178)
 From net realized gains on investment
  transactions...........................        --          --          (20)
 In excess of net realized gains.........        --          --          (34)
                                            -------     -------      -------
Change in net assets from shareholder
 distributions...........................      (978)     (1,198)      (2,401)
                                            -------     -------      -------
Change in net assets from capital
 transactions............................    (5,120)     (4,655)        (995)
                                            -------     -------      -------
Change in net assets.....................    (4,098)     (4,497)      (2,897)
Net Assets:
 Beginning of period.....................    41,817      46,314       49,211
                                            -------     -------      -------
 End of period...........................   $37,719     $41,817      $46,314
                                            =======     =======      =======

---------
(a) Formerly ISG Limited Term U.S. Government Fund.
(b) For the period from January 1, 2000 through July 31, 2000.
(c) Formerly Institutional Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term U.S. Government Fund (a)

 Financial Highlights, Class A Shares

                         Six Months
                            Ended      Period Ended   Year Ended   Year Ended  Period Ended
                         January 31,     July 31,    December 31, December 31, December 31,
                            2000         2000 (b)        1999         1998       1997 (c)
                         -----------   ------------  ------------ ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 9.89         $ 9.85        $10.25       $10.12      $ 10.00
                           ------         ------        ------       ------      -------
Investment Activities
 Net investment income..     0.25           0.28          0.50         0.53         0.42
 Net realized and
  unrealized gains
  (losses) from
  investments...........     0.27           0.02         (0.39)        0.14         0.12
                           ------         ------        ------       ------      -------
 Total from Investment
  Activities............     0.52           0.30          0.11         0.67         0.54
                           ------         ------        ------       ------      -------
Distributions
 Net investment income..    (0.25)         (0.26)        (0.50)       (0.53)       (0.42)
 Net realized gains from
  investment
  transactions..........       --             --         (0.01)       (0.01)          --
                           ------         ------        ------       ------      -------
 Total Distributions....    (0.25)         (0.26)        (0.51)       (0.54)       (0.42)
                           ------         ------        ------       ------      -------
Net change in asset
 value..................     0.27           0.04         (0.40)        0.13         0.12
                           ------         ------        ------       ------      -------
Net Asset Value, End of
 Period.................   $10.16         $ 9.89        $ 9.85       $10.25      $ 10.12
                           ======         ======        ======       ======      =======
Total Return (excludes
 sales charge)..........     5.34%(d)       3.11%(d)      1.08%        6.69%        5.54%(d)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $3,454         $3,791        $3,571       $2,437      $20,103
Ratio of expenses to
 average net assets.....     1.15%(e)       1.09%(e)      0.98%        1.02%        1.00%(e)
Ratio of net investment
 income to average net
 assets.................     4.92%(e)       4.89%(e)      4.93%        5.16%        5.34%(e)
Ratio of expenses to
 average net assets*....     1.36%(e)       1.36%(e)      1.40%        1.54%        1.62%(e)
Portfolio turnover**....       13%             4%           17%          86%          52%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Limited Term U.S. Government Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.
(d) Not annualized.
(e) Annualized.

 Financial Highlights, Class B Shares

                            Six Months
                               Ended      Period Ended   Year Ended  Period Ended
                            January 31,     July 31,    December 31, December 31,
                               2000         2000 (b)        1999       1998 (c)
                            -----------   ------------  ------------ ------------
                            (Unaudited)
Net Asset Value, Beginning
 of Period................    $ 9.90         $9.86         $10.26       $10.12
                              ------         -----         ------       ------
Investment Activities
 Net investment income....      0.21          0.25           0.41         0.35
 Net realized and
  unrealized gains
  (losses) from
  investments.............      0.26          0.01          (0.39)        0.15
                              ------         -----         ------       ------
 Total from Investment
  Activities..............      0.47          0.26           0.02         0.50
                              ------         -----         ------       ------
Distributions
 Net investment income....     (0.21)        (0.22)         (0.41)       (0.35)
 Net realized gains from
  investment
  transactions............        --            --          (0.01)       (0.01)
                              ------         -----         ------       ------
 Total Distributions......     (0.21)        (0.22)         (0.42)       (0.36)
                              ------         -----         ------       ------
Net change in asset
 value....................      0.26          0.04          (0.40)        0.14
                              ------         -----         ------       ------
Net Asset Value, End of
 Period...................    $10.16         $9.90         $ 9.86       $10.26
                              ======         =====         ======       ======
Total Return (excludes
 redemption charge).......      4.84%(d)      2.67%(d)       0.22%        4.98%(d)

Ratios/Supplemental Data:
Net Assets at end of
 period (000).............    $  396         $ 378         $  462       $  430
Ratio of expenses to
 average net assets.......      1.90%(e)      1.88%(e)       1.83%        1.97%(e)
Ratio of net investment
 income to average net
 assets...................      4.17%(e)      4.13%(e)       4.06%        4.01%(e)
Ratio of expenses to
 average net assets*......      2.11%(e)      2.06%(e)       1.99%        2.24%(e)
Portfolio turnover**......        13%            4%            17%          86%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Limited Term U.S. Government Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from March 3, 1998 (commencement of operations) through December 31, 1998.
(d) Not annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term U.S. Government Fund (a)

 Financial Highlights, Trust Shares/\

                         Six Months
                            Ended      Period Ended    Year Ended  Period Ended
                         January 31,     July 31,     December 31, December 31,
                            2000         2000 (b)         1999       1998 (c)
                         -----------   ------------   ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $  9.89       $  9.85        $ 10.25      $ 10.29
                           -------       -------        -------      -------
Investment Activities
 Net investment income..      0.26          0.29           0.50         0.03
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.27          0.02          (0.39)       (0.04)
                           -------       -------        -------      -------
 Total from Investment
  Activities............      0.53          0.31           0.11        (0.01)
                           -------       -------        -------      -------
Distributions
 Net investment income..     (0.26)        (0.27)         (0.50)       (0.03)
 Net realized gains from
  investment
  transactions..........        --            --          (0.01)          --
                           -------       -------        -------      -------
 Total Distributions....     (0.26)        (0.27)         (0.51)       (0.03)
                           -------       -------        -------      -------
Net change in asset
 value..................      0.27          0.04          (0.40)       (0.04)
                           -------       -------        -------      -------
Net Asset Value, End of
 Period.................   $ 10.16       $  9.89        $  9.85      $ 10.25
                           =======       =======        =======      =======
Total Return............      5.42%(d)      3.18%(d)       1.08%       (0.14)%(d)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $33,869       $37,648        $42,281      $46,344
Ratio of expenses to
 average net assets.....      1.00%(e)      0.99%(e)       0.98%        0.69%(e)
Ratio of net investment
 income to average net
 assets.................      5.07%(e)      5.00%(e)       4.94%        5.29%(e)
Ratio of expenses to
 average net assets*....      1.26%(e)      1.21%(e)       1.14%        0.96%(e)
Portfolio turnover**....        13%            4%            17%          86%

/\ Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Limited Term U.S. Government Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(d) Not annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Municipal Bond Fund                                             January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Municipal Bonds (98.1%)

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

Alabama (46.1%)
Alabama 21st Century Authority Tobacco Settlement Revenue,
 5.13%, 12/1/05............................................. $   1,000 $  1,017
Alabama 21st Century Authority Tobacco Settlement Revenue,
 5.25%, 12/1/06.............................................     1,000    1,021
Alabama State Agriculture & Mechanical University Revenue,
 4.55%, 11/1/09, Callable 5/1/08 @ 102, MBIA................     2,245    2,291
Alabama State Agriculture & Mechanical University Revenue,
 4.65%, 11/1/10, Callable 5/1/08 @ 102, MBIA................     2,355    2,404
Alabama State Agriculture & Mechanical University Revenue,
 6.50%, 11/1/25, Callable 11/1/05 @ 102, MBIA...............     2,035    2,308
Alabama State Corrections Institution, Series A, 4.90%,
 4/1/03, MBIA...............................................     3,060    3,137
Alabama State Judicial Building Authority, Judicial
 Facilties Project, 4.75%, 1/1/05, AMBAC....................     3,700    3,822
Alabama State Judicial Building Authority, Judicial
 Facilties Project, 4.85%, 1/1/06, AMBAC....................     3,880    4,037
Alabama State Mental Health Finance Authority, Special Tax,
 4.88%, 5/1/03, MBIA........................................     2,000    2,051
Alabama State Public School & College Authority, 5.00%,
 12/1/05, Callable 6/1/03 @ 103.............................     3,390    3,563
Alabama State Public School & College Authority, 5.13%,
 11/1/14, Callable 11/1/08 @ 101.5, FSA.....................     8,000    8,260
Alabama State Public School & College Authority Revenue,
 Series A, 4.38%, 8/1/04....................................    10,000   10,208
Alabama State Public School & College Authority, Capital
 Improvement, 4.75%, 11/1/06, Callable 11/1/05 @ 101........     5,000    5,208
Alabama State Water Pollution Control Authority, Revolving
 Fund, Series B, 5.25%, 8/15/08, Callable 8/15/06 @ 100,
 AMBAC......................................................     1,095    1,153
Alabama State Water Pollution Control Authority, Revolving
 Fund, Series B, 5.38%, 8/15/10, Callable 8/15/06 @ 100,
 AMBAC......................................................       860      902
Alabama State Water Pollution Control Authority, Revolving
 Fund, Series B, 5.40%, 8/15/11, Callable 8/15/06 @ 100,
 AMBAC......................................................     1,840    1,922
Alabama State Water Pollution Control Authority, Revolving
 Fund, Series B, 5.50%, 8/15/16, Callable 8/15/06 @ 100,
 AMBAC......................................................     3,890    3,993
Alabama State, Series A, GO, 4.60%, 10/1/05.................     3,500    3,615

 Municipal Bonds, continued

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

Alabama, continued
Auburn University, University Revenues, General Fee, 5.25%,
 6/1/06, Callable 6/1/03 @ 102, MBIA.......................  $   1,000 $  1,047
Birmingham, Capital Improvement, Series B, GO, 4.80%,
 10/1/08, Callable 4/1/07 @ 102............................      1,040    1,086
Birmingham, Capital Improvements, Series A, GO, 4.75%,
 10/1/10, Callable 4/1/08 @ 102............................      1,340    1,384
Birmingham, Capital Improvements, Series A, GO, 4.85%,
 10/1/11, Callable 4/1/08 @ 102............................      1,430    1,474
Birmingham, GO, 4.90%, 7/1/06..............................      1,500    1,570
Birmingham, Industrial Water Board, Industrial Water
 Supply, 5.50%, 3/1/06, Prerefunded 3/1/05 @ 100...........      1,300    1,382
Birmingham, Industrial Water Board, Industrial Water
 Supply, 6.20%, 7/1/08, Prerefunded 1/1/07 @ 100...........      3,465    3,674
Birmingham, Industrial Water Board, Industrial Water
 Supply, ETM, 5.30%, 3/1/04, Callable 3/1/03 @ 102.........      1,100    1,150
Birmingham, Industrial Water Board, Industrial Water
 Supply, ETM, 5.40%, 3/1/05, Callable 3/1/03 @ 102.........      1,000    1,059
Birmingham, Special Care Facilities Funding Authority,
 Series D, 4.95%, 11/1/14, Prerefunded 11/1/07 @ 100.......      2,900    3,040
Birmingham, Waterworks & Sewer Board, Water & Sewer
 Revenue, 5.90%, 1/1/03, Callable 1/1/02 @ 102.............      1,375    1,433
Clark & Mobile County, Gas District, 5.60%, 12/1/17,
 Callable 12/1/06 @ 102, MBIA..............................      1,045    1,093
Daphne Special Care Facilities Financing Authority,
 Presbyterian Retirement Corp., 7.30%, 8/15/18, Prerefunded
 8/15/01 @ 100.............................................      9,500    9,688
Dothan, GO, 5.05%, 9/1/09, FSA.............................        905      958
Dothan, GO, 5.10%, 9/1/10, Callable 9/1/09 @ 101, FSA......      1,515    1,605
Florence Water, Series B, 4.70%, 12/1/13, Callable 12/1/08
 @ 102, FSA................................................      1,025    1,030
Florence, Warrants, Series A, GO, 4.65%, 9/1/03, MBIA......      2,180    2,232
Florence, Warrants, Series A, GO, 4.35%, 12/1/07, FSA......        390      398
Florence, Warrants, Series A, GO, 4.40%, 12/1/08...........        405      413
Florence, Warrants, Series A, GO, 4.50%, 12/1/09...........        425      434
Florence, Warrants, Series A, GO, 4.60%, 12/1/10, Callable
 12/1/08 @ 102.............................................        445      455
Florence, Warrants, Series B, GO, 4.35%, 12/1/07, FSA......        790      806

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Municipal Bond Fund                                             January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Municipal Bonds, continued

                                                              Shares or
                                                              Principal  Market
                                                               Amount    Value
                                                              --------- --------

Alabama, continued
Florence, Warrants, Series B, GO, 4.40%, 12/1/08, FSA.......  $     825 $    841
Florence, Warrants, Series B, GO, 4.50%, 12/1/09, Callable
 12/1/08 @ 102, FSA.........................................        865      883
Florence, Warrants, Series B, GO, 4.60%, 12/1/10, Callable
 12/1/08 @ 102, FSA.........................................        900      921
Gadsden, East Alabama Medical Clinic Board, Baptist Hospital
 of Gadsden, Inc., Series A, 7.80%, 11/1/21, Prerefunded
 11/1/01 @ 102..............................................      4,700    4,940
Hoover, Warrants, GO, 4.50%, 3/1/13, Prerefunded 3/1/03 @
 100........................................................      5,450    5,343
Huntsville, Series A, GO, 4.75%, 11/1/18, Callable 11/1/08 @
 101........................................................      1,445    1,383
Huntsville Electric, 4.60%, 12/1/09, Callable 12/1/07 @
 102........................................................        550      563
Huntsville Electric, 4.70%, 12/1/10, Callable 12/1/07 @
 102........................................................        660      676
Huntsville Electric, 4.80%, 12/1/11, Callable 12/1/07 @
 102........................................................        680      695
Huntsville, Warrants, Series B, GO, 4.00%, 11/1/05..........      3,120    3,142
Huntsville, Warrants, Series B, GO, 4.00%, 11/1/06..........      3,245    3,256
Huntsville, Warrants, Series B, GO, 4.10%, 11/1/07..........      3,380    3,395
Huntsville, Water System, Warrants, 5.00%, 5/1/02, AMBAC....      2,000    2,039
Jefferson County Board of Education, Capital Outlay, 5.40%,
 2/15/10, Callable 2/15/03 @ 102, AMBAC.....................      1,000    1,054
Jefferson County, GO, 5.30%, 4/1/09, Prerefunded 4/1/03 @
 102........................................................      4,000    4,147
Jefferson County, Sewer Revenue Warrants, 5.40%, 9/1/04,
 Prerefunded 3/1/03 @ 102, MBIA.............................      2,400    2,541
Jefferson County, Warrants, GO, 5.00%, 4/1/04, Callable
 4/1/03 @ 102...............................................      5,000    5,176
Jefferson County, Warrants, GO, 5.10%, 2/15/10, FSA.........      1,000    1,057
Mobile County, Series A, GO, 5.00%, 2/1/04, Callable 2/1/03
 @ 102......................................................      1,350    1,397
Mobile County, Warrants, Series A, Limited GO, 5.10%,
 2/1/05, Callable 2/1/03 @ 102..............................      5,000    5,210
Mobile, Warrants, GO, 6.50%, 2/15/05, AMBAC.................      1,630    1,788
Mobile, Warrants, GO, 6.50%, 2/15/06, AMBAC.................      1,685    1,877
Mobile, Warrants, GO, 4.85%, 2/15/09........................      2,475    2,488
Mobile, Water & Sewer Commissioners, Water & Sewer Revenue,
 5.00%, 1/1/05, FGIC........................................      3,250    3,386
Montgomery County, Warrants, GO, 5.00%, 11/1/04, Callable
 11/1/04 @ 102..............................................      1,500    1,560

 Municipal Bonds, continued

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

Alabama, continued
Montgomery, Warrants, Series A, GO, 5.00%, 5/1/05, Callable
 5/1/03 @ 102..............................................  $   1,040 $  1,084
Montgomery, Warrants, Series A, GO, 5.00%, 5/1/06, Callable
 5/1/03 @ 102..............................................      1,000    1,040
Montgomery, Waterworks & Sanitary Sewer Board, 5.50%,
 9/1/08, Callable 9/1/06 @ 101, MBIA.......................      3,000    3,229
Montgomery, Waterworks & Sanitary Sewer Board, Series B,
 5.70%, 9/1/02.............................................      1,000    1,032
Montgomery, Waterworks & Sanitary Sewer Board, Series B,
 6.25%, 9/1/08, Callable 9/1/02 @ 102......................      2,500    2,638
Montgomery, Waterworks & Sanitary Sewer Board, Series B,
 6.30%, 9/1/10, Callable 9/1/02 @ 102......................      3,565    3,765
Shelby County, Warrants, Board of Education, Capital
 Outlay, 4.80%, 2/1/10, Callable 2/1/09 @ 101, AMBAC.......      1,005    1,041
Shelby County, Warrants, Series A, 5.60%, 8/1/02, AMBAC....      1,990    2,051
Shelby County, Warrants, Series A, 5.70%, 2/1/03, AMBAC....      1,830    1,901
Talladega County, Industrial Development Board, Cyprus 1
 Project, 9.75%, 12/1/13...................................        335      336
University Alabama General Fee, 4.60%, 6/1/09, Callable
 6/1/07 @ 102, MBIA........................................      1,200    1,232
University Alabama General Fee, 4.70%, 6/1/10, Callable
 6/1/07 @ 102, MBIA........................................      1,300    1,335
University Alabama General Fee, 4.75%, 6/1/11, Callable
 6/1/07 @ 102, MBIA........................................      1,500    1,533
University of South Alabama, University Revenues, Tuition,
 4.70%, 11/15/08, Callable 5/15/06 @ 102, AMBAC............      2,185    2,265
                                                                       --------
                                                                        182,563
                                                                       --------
Arizona (0.3%)
Pima County, School District No.16, Catalina Foothills, GO,
 5.75%, 7/1/06, MBIA.......................................      1,200    1,308
                                                                       --------
Arkansas (0.2%)
Arkansas State Capital Appreciation, College Savings,
 Series C, GO, 0.00%, 6/1/11...............................      1,400      879
                                                                       --------
California (1.9%)
California State, GO, 7.00%, 10/1/09.......................      1,285    1,558
Franklin-McKinley School District Refunding Bond, GO,
 6.00%, 7/1/16, FSA........................................      1,000    1,165
San Mateo County, Transit District Sales Tax Revenue,
 Series A, 5.25%, 6/1/16, Callable 6/1/09 @ 101, FSA.......      4,765    4,994
                                                                       --------
                                                                          7,717
                                                                       --------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Municipal Bond Fund                                             January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Municipal Bonds, continued

                                                              Shares or
                                                              Principal  Market
                                                               Amount    Value
                                                              --------- --------

Colorado (0.7%)
Jefferson County School District, GO, 6.25%, 12/15/08,
 MBIA.......................................................  $   2,320 $  2,645
                                                                        --------
Florida (7.4%)
Dade County, Series DD, GO, 7.70%, 10/1/12, AMBAC...........      1,000    1,288
Dade County, Series DD, GO, 7.70%, 10/1/08, AMBAC...........      1,760    2,172
Florida State Board of Education, Capital Outlay, Series A,
 GO, 5.00%, 6/1/08..........................................      6,500    6,882
Jacksonville, District Water & Sewer Revenue, 5.00%,
 10/1/20, MBIA..............................................      9,550   10,120
Reedy Creek, Improvement District, Series 1, 5.50%, 10/1/08,
 Callable 10/1/07 @ 101, AMBAC..............................      8,070    8,811
                                                                        --------
                                                                          29,273
                                                                        --------
Georgia (1.1%)
Georgia State, Series A, GO, 6.10%, 2/1/03, Callable 2/1/01
 @ 102......................................................      1,000    1,022
Georgia State, Series B, GO, 7.20%..........................      1,500    1,726
Savannah Hospital Authority Revenue, St. Josephs Hospital
 Project, 6.20%, 7/1/23, Prerefunded 7/1/03 @ 102...........      1,500    1,613
                                                                        --------
                                                                           4,361
                                                                        --------
Hawaii (1.0%)
Hawaii State, GO, 5.50%, 3/1/16, Prerefunded 3/1/07 @ 102,
 FGIC.......................................................      3,625    3,974
                                                                        --------
Illinois (0.8%)
Chicago, Metropolitan Water Reclamation District, Greater
 Chicago Capital Improvements, GO, 6.90%, 1/1/07............      1,830    2,099
Will County Forest Preservation District, Series B, GO,
 0.00%, 12/1/18, FGIC.......................................      3,000    1,176
                                                                        --------
                                                                           3,275
                                                                        --------
Kentucky (0.5%)
Carrollton & Henderson, Public Energy Authority Gas Revenue,
 Series A, 5.00%, 1/1/09, FSA...............................      2,000    1,969
                                                                        --------
Louisiana (0.3%)
Louisiana Local Government Environmental Facilities,
 Community Development Authority Revenue, Capital Projects &
 Equipment Acquisition, 5.25%, 12/1/18, AMBAC...............      1,085    1,120
                                                                        --------
Michigan (1.9%)
Municipal Bond Authority Revenue, 5.00%, 12/1/05............      7,000    7,359
                                                                        --------
Minnesota (0.6%)
Centennial Independent School District, No. 12, Series A,
 GO, 5.60%, 2/1/07, MBIA....................................      2,175    2,358
                                                                        --------

 Municipal Bonds, continued

                                                          Shares or
                                                          Principal  Market
                                                           Amount    Value
                                                          --------- --------

Mississippi (2.0%)
Jackson Water & Sewer System Revenue, 5.13%, 9/1/14,
 FGIC...................................................  $   1,430 $  1,462
Medical Center Educational Building Corp., Mississippi
 Revenue, University of Mississippi Medical Center
 Project, 5.90%, 12/1/23, Prerefunded 12/1/04 @ 102,
 MBIA...................................................      2,075    2,268
Mississippi State, Series B, GO, 5.90%, 11/15/09........      1,000    1,125
Mississippi State Highway Revenue, Series 39, 5.25%,
 6/1/07.................................................      1,000    1,070
Mississippi State, Capital Improvements, Series A, GO,
 5.20%, 8/1/11, Callable 8/1/03 @ 100...................      2,000    2,071
                                                                    --------
                                                                       7,996
                                                                    --------
Missouri (0.1%)
Missouri State, Water Pollution, Series B, GO, 5.00%,
 8/1/07, Callable 8/1/03 @ 102..........................        390      407
                                                                    --------
North Carolina (1.3%)
North Carolina State, Series A, GO, 4.75%, 4/1/09,
 Callable 4/1/08 @ 100.5................................      5,000    5,220
                                                                    --------
Ohio (2.6%)
Ohio State Higher Education, Series A, GO, 5.20%,
 2/1/10.................................................      9,700   10,387
                                                                    --------
Oklahoma (0.4%)
Moore Oklahoma Refunding, GO, 5.75%, 4/1/12, MBIA.......      1,530    1,670
                                                                    --------
Oregon (2.0%)
Salem, GO, 4.45%, 12/1/10, Callable 6/1/09 @ 100, FSA...      2,365    2,395
Washington County, Criminal Justice Facilities, GO,
 5.00%, 12/1/09, Callable 12/1/07 @ 100.................      5,285    5,551
                                                                    --------
                                                                       7,946
                                                                    --------
Pennsylvania (0.4%)
Bethlehem Area School District, GO, 6.00%, 3/1/16,
 Prerefunded 3/1/06 @ 100, State Aid Withholding, MBIA..      1,500    1,643
                                                                    --------
Rhode Island (1.1%)
Rhode Island Port Authority & Economic Development Corp.
 Revenue, Shepard Building Project, Series B, 6.75%,
 6/1/25, Prerefunded 6/1/04 @ 102, AMBAC................      1,000    1,112
Rhode Island State, Series A, GO, 5.75%, 9/1/13,
 Callable 9/1/09 @ 101, FGIC............................      3,065    3,359
                                                                    --------
                                                                       4,471
                                                                    --------
South Carolina (2.5%)
Beaufort County School District, Series B, GO, 4.10%,
 2/1/09, Callable 2/1/07 @ 101, SCSDE...................      5,525    5,477

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Municipal Bond Fund                                             January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Municipal Bonds, continued

                                                             Shares or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------

South Carolina, continued
Beaufort County School District, Series B, GO, 4.90%,
 3/1/09, Callable 3/1/05 @ 101.............................  $   4,125 $  4,266
                                                                       --------
                                                                          9,743
                                                                       --------
Tennessee (3.2%)
Jackson, Improvements, 5.00%, 3/1/10, Prerefunded 3/1/05 @
 102.......................................................      2,000    2,072
Johnson City, 4.35%, 6/1/07, GO, FGIC......................      1,000    1,019
Metropolitan Government, Nashville & Davidson County,
 Industrial Development Board Revenue, Multi-Family
 Housing, Arbor, Series C, 7.50%, 11/15/12, Prerefunded
 5/15/12 @ 100.............................................      1,000    1,268
Metropolitan Government, Nashville & Davidson County
 Industrial Development Board Revenue, Multi-Family
 Housing, Arbor, Series B, 7.50%, 11/15/10, Prerefunded
 5/15/10 @ 100.............................................      1,000    1,247
Tennessee State, Series B, GO, 5.00%, 5/1/15, Callable
 5/1/08 @ 100..............................................      1,500    1,518
Tennessee State, Series B, GO, 4.60%, 5/1/07, Callable
 5/1/06 @ 100..............................................      5,495    5,658
                                                                       --------
                                                                         12,782
                                                                       --------
Texas (8.8%)
Cypress-Fairbanks Independent School District, Series A,
 GO, 6.13%, 8/1/10, Prerefunded 8/1/03 @ 100, PSF-GTD......      2,830    2,993
Dallas County, Series A, GO, 5.25%, 8/15/09................      3,000    3,216
El Paso, Series A, GO, 6.10%, 8/15/03, Callable 8/15/02 @
 100, FGIC.................................................      1,000    1,035
Harris County, Housing Financial Corp., Multi-Family
 Housing Revenue, Breton Mill Partners, 7.00%, 3/1/07,
 Prerefunded 2/15/07 @ 100.................................      1,000    1,159
Katy Independent School District, Series A, GO, 4.50%,
 2/15/20, Callable 2/15/08 @ 100, PSF-GTD..................      3,600    3,270
Lubbock Health Facilities Development Corp., Hospital
 Revenue, Methodist Hospital, Series B, 6.75%, 12/1/10,
 AMBAC.....................................................      1,000    1,196
Mesquite Independent School District, Series A, GO, 4.70%,
 8/15/08, Callable 8/15/07 @ 100...........................      4,000    4,126
Richardson Independent School District, Series C, 4.75%,
 2/15/22, Callable 2/15/08 @ 100, PSF-GTD..................      1,000      929
San Antonio, Series A, GO, 4.75%, 2/1/19, Callable 2/1/09 @
 100.......................................................      1,590    1,501
Texas State, Series B, GO, 5.25%, 10/1/08, Callable 10/1/03
 @ 100.....................................................      5,000    5,139
University of Texas, 4.60%, 7/1/08, Callable 7/1/06 @ 100..      3,575    3,664

 Municipal Bonds, continued

                                                           Shares or
                                                           Principal  Market
                                                            Amount    Value
                                                           --------- --------

Texas, continued
University of Texas, Series B, 4.25%, 8/15/09, Callable
 8/15/07 @ 100...........................................  $   5,455 $  5,459
Whitehouse Texas Independent School District, GO, 4.80%,
 2/15/12, Callable 2/15/08 @ 100.........................      1,000    1,012
                                                                     --------
                                                                       34,699
                                                                     --------
Utah (5.0%)
Davis County, School District, GO, 4.38%, 6/1/08, School
 Board Guaranty..........................................      4,805    4,898
Jordan School District, GO, 4.80%, 6/15/08, Callable
 6/15/07 @ 100...........................................      3,810    3,966
Utah State, Series F, GO, 5.00%, 7/1/09, Callable 7/1/07
 @ 100...................................................      5,200    5,442
Utah State, Series F, GO, 5.00%, 7/1/09, Callable 7/1/07
 @ 100...................................................      5,000    5,428
                                                                     --------
                                                                       19,734
                                                                     --------
Virginia (2.8%)
Virginia College Building Authority, Series A, 5.00%,
 9/1/12, Callable 9/1/07 @ 101...........................      2,000    2,068
Virginia State, GO, 5.00%, 6/1/08, Callable 6/1/07 @
 100.....................................................      5,000    5,287
Virginia State, Public School Authority, Series S, 5.25%,
 8/1/09..................................................      3,500    3,770
                                                                     --------
                                                                       11,125
                                                                     --------
Washington (2.1%)
King County Public Hospital District No. 002, GO, 5.25%,
 12/1/13, MBIA...........................................      1,095    1,139
Washington State, GO, 5.75%, 9/1/08......................      6,500    7,177
                                                                     --------
                                                                        8,316
                                                                     --------
West Virginia (0.3%)
Raleigh Fayette & Nicholas Counties, 6.20%, 8/1/04.......      1,000    1,081
                                                                     --------
Wisconsin (0.7%)
Wisconsin State Health & Educational Facilities Authority
 Revenue, Wheaton Franciscan Services, Inc., 6.10%,
 8/15/09, MBIA...........................................      2,420    2,704
                                                                     --------
TOTAL MUNICIPAL BONDS....................................             388,725
                                                                     --------


                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Municipal Bond Fund                                             January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Investment Companies (0.4%)

                                                            Shares or
                                                            Principal   Market
                                                              Amount    Value
                                                            ---------- --------

Federated Tax-Free Fund....................................      4,733 $      5
Goldman Sachs Tax-Free Fund................................  1,632,899    1,633
                                                                       --------
TOTAL INVESTMENT COMPANIES.................................               1,638
                                                                       --------
TOTAL INVESTMENTS
 (Cost $375,838) (a) -- (98.5%)............................             390,363
Other assets in excess of
 liabilities -- (1.5%).....................................               5,884
                                                                       --------
NET ASSETS -- (100.0%).....................................            $396,247
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.............................................. $14,684
  Unrealized depreciation..............................................    (159)
                                                                        -------
  Net unrealized appreciation.......................................... $14,525
                                                                        =======

AMBAC -- Insured by AMBAC Indemnity Corp.
ETM -- Escrowed to Maturity
FGIC -- Insured by Financial Guaranty Insurance Corp.
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
PSF-GTD -- Permanent School Fund Guarantee
SCSDE -- South Carolina School District Enhancement

                       See notes to financial statements

AMSOUTH FUNDS
Municipal Bond Fund

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments, at value (cost $375,838)............................     $390,363
Interest and dividends receivable................................        6,089
Receivable for capital shares issued.............................            2
Prepaid expenses and other assets................................            3
                                                                      --------
 Total Assets....................................................      396,457
Liabilities:
Accrued expenses and other payables:
 Investment advisory fees........................................ $61
 Administration fees.............................................  60
 Distribution fees...............................................  35
 Custodian fees..................................................   9
 Other...........................................................  45
                                                                  ---
 Total Liabilities...............................................          210
                                                                      --------
Net Assets:
Capital..........................................................      381,309
Accumulated net investment income................................          794
Accumulated net realized losses from investment transactions.....         (381)
Net unrealized appreciation from investments.....................       14,525
                                                                      --------
Net Assets.......................................................     $396,247
                                                                      ========
Class A Shares (a)
 Net Assets......................................................     $  6,704
 Shares outstanding..............................................          662
 Redemption price per share......................................     $  10.13
                                                                      ========
Class A Shares -- Maximum Sales Charge...........................         4.00%
                                                                      --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent).......     $  10.55
                                                                      ========
Class B Shares
 Net Assets......................................................     $  1,053
 Shares outstanding..............................................          104
 Offering price per share*.......................................     $  10.12
                                                                      ========
Trust Shares (b)
 Net Assets......................................................     $388,490
 Shares outstanding..............................................       38,331
 Offering and redemption price per share.........................     $  10.13
                                                                      ========

---------

* Redemption price per share varies by length of time shares are held.
(a) Formerly Classic Shares.
(b) Formerly Premier Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)


Investment Income:
Interest income................................................        $ 9,435
Dividend income................................................             76
                                                                       -------
 Total Investment Income.......................................          9,511
Expenses:
Investment advisory fees....................................... $1,288
Administration fees............................................    396
Distribution fees -- Class B Shares............................      5
Shareholder servicing fees -- Class A Shares (a)...............      7
Shareholder servicing fees -- Trust Shares (b).................    292
Custodian fees.................................................     54
Accounting fees................................................     18
Transfer agent fees............................................     52
Other fees.....................................................     57
                                                                ------
 Total expenses before voluntary fee reductions................          2,169
 Expenses voluntarily reduced..................................           (698)
                                                                       -------
 Net expenses..................................................          1,471
                                                                       -------
Net Investment Income..........................................          8,040
                                                                       -------
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions...............            (19)
Change in unrealized appreciation/depreciation from
 investments...................................................         14,332
                                                                       -------
Net realized/unrealized gains from investments.................         14,313
                                                                       -------
Change in net assets resulting from operations.................        $22,353
                                                                       =======

                       See notes to financial statements

AMSOUTH FUNDS
Municipal Bond Fund

 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................  $  8,040    $ 15,180
 Net realized losses from investment transactions.......       (19)        (26)
 Change in unrealized appreciation/depreciation from
  investments...........................................    14,332          12
                                                          --------    --------
Change in net assets resulting from operations..........    22,353      15,166
                                                          --------    --------
Distributions to Class A Shareholders (a):
 From net investment income.............................      (113)       (169)
 From net realized gains on investment transactions.....        --         (15)
Distributions to Class B Shareholders:
 From net investment income.............................       (15)        (13)
 From net realized gains on investment transactions.....        --          (1)
Distributions to Trust Shareholders (b):
 From net investment income.............................    (7,721)    (14,994)
 From net realized gains on investment transactions.....        --      (1,647)
                                                          --------    --------
Change in net assets from shareholder distributions.....    (7,849)    (16,839)
                                                          --------    --------
Change in net assets from capital transactions..........   (13,173)     72,586
                                                          --------    --------
Change in net assets....................................     1,331      70,913
Net Assets:
 Beginning of period....................................   394,916     324,003
                                                          --------    --------
 End of period..........................................  $396,247    $394,916
                                                          ========    ========

---------
(a) Formerly Classic Shares.
(b) Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Municipal Bond Fund

 Financial Highlights, Class A Shares/\

                         Six Months
                            Ended      Year Ended Year Ended Year Ended Period Ended
                         January 31,    July 31,   July 31,   July 31,    July 31,
                            2001          2000       1999     1998 (a)    1997(b)
                         -----------   ---------- ---------- ---------- ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 9.76        $ 9.87     $10.13     $10.15     $  10.00
                           ------        ------     ------     ------     --------
Investment Activities
 Net investment income..     0.20          0.40       0.41       0.86         0.04
 Net realized and
  unrealized gains
  (losses) from
  investments...........     0.36         (0.06)     (0.17)     (0.43)        0.15
                           ------        ------     ------     ------     --------
 Total from Investment
  Activities............     0.56          0.34       0.24       0.43         0.19
                           ------        ------     ------     ------     --------
Distributions
 Net investment income..    (0.19)        (0.40)     (0.39)     (0.42)       (0.04)
 Net realized gains from
  investment
  transactions..........       --         (0.05)     (0.11)     (0.03)          --
                           ------        ------     ------     ------     --------
 Total Distributions....    (0.19)        (0.45)     (0.50)     (0.45)       (0.04)
                           ------        ------     ------     ------     --------
Net change in asset
 value..................     0.37         (0.11)     (0.26)     (0.02)        0.15
                           ------        ------     ------     ------     --------
Net Asset Value, End of
 Period.................   $10.13        $ 9.76     $ 9.87     $10.13     $  10.15
                           ======        ======     ======     ======     ========
Total Return (excludes
 sales charge)..........     5.80%(c)      3.62%      2.31%      4.30%        1.86%(c)
Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $6,704        $6,516     $2,694     $2,689     $337,933
Ratio of expenses to
 average net assets.....     0.89%(d)      0.82%      0.71%      0.62%        0.71%(d)
Ratio of net investment
 income to average net
 assets.................     3.91%(d)      4.12%      4.01%      4.26%        4.31%(d)
Ratio of expenses to
 average net assets*....     1.19%(d)      1.20%      1.20%      0.92%        1.04%(d)
Portfolio turnover**....        3%            9%        21%        29%           2%

/\  Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from July 1, 1997 (commencement of operations) through July 31, 1997.
(c)  Not annualized.
(d)  Annualized.

 Financial Highlights, Class B Shares

                                        Six Months
                                           Ended      Year Ended Period Ended
                                        January 31,    July 31,    July 31,
                                           2001          2000      1999 (a)
                                        -----------   ---------- ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period...   $ 9.75        $9.87       $10.28
                                          ------        -----       ------
Investment Activities
 Net investment income.................     0.15         0.31         0.14
 Net realized and unrealized gains
  (losses) from investments............     0.37        (0.05)       (0.41)
                                          ------        -----       ------
 Total from Investment Activities......     0.52         0.26        (0.27)
                                          ------        -----       ------
Distributions
 Net investment income.................    (0.15)       (0.33)       (0.14)
 Net realized gains from investment
  transactions.........................       --        (0.05)          --
                                          ------        -----       ------
 Total Distributions...................    (0.15)       (0.38)       (0.14)
                                          ------        -----       ------
Net change in asset value..............     0.37        (0.12)       (0.41)
                                          ------        -----       ------
Net Asset Value, End of Period.........   $10.12        $9.75       $ 9.87
                                          ======        =====       ======
Total Return (excludes redemption
 charge)...............................     5.42%(b)     2.75%       (2.60)%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)......   $1,053        $ 889       $   16
Ratio of expenses to average net
 assets................................     1.64%(c)     1.64%        1.60%(c)
Ratio of net investment income to
 average net assets....................     3.16%(c)     3.30%        3.17%(c)
Ratio of expenses to average net
 assets*...............................     1.94%(c)     1.96%        1.87%(c)
Portfolio turnover**...................        3%           9%          21%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 3, 1999 (commencement of operations) through July 31, 1999.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Municipal Bond Fund

 Financial Highlights, Trust Shares/\

                              Six Months
                                 Ended       Year Ended Year Ended Period Ended
                              January 31,     July 31,   July 31,    July 31,
                                 2001           2000       1999      1998 (a)
                              -----------    ---------- ---------- ------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period..................   $   9.77       $   9.87   $  10.14    $  10.04
                               --------       --------   --------    --------
Investment Activities
 Net investment income......       0.20           0.41       0.42        0.39
 Net realized and unrealized
  gains (losses) from
  investments...............       0.36           0.05      (0.18)       0.14
                               --------       --------   --------    --------
 Total from Investment
  Activities................       0.56           0.36       0.24        0.53
                               --------       --------   --------    --------
Distributions
 Net investment income......      (0.20)         (0.41)     (0.40)      (0.40)
 Net realized gains from
  investment transactions...         --          (0.05)     (0.11)      (0.03)
                               --------       --------   --------    --------
 Total Distributions........      (0.20)         (0.46)     (0.51)      (0.43)
                               --------       --------   --------    --------
Net change in asset value...       0.36          (0.10)     (0.27)       0.10
                               --------       --------   --------    --------
Net Asset Value, End of
 Period.....................   $  10.13       $   9.77   $   9.87    $  10.14
                               ========       ========   ========    ========
Total Return................       5.77%(c)       3.85%      2.30%       4.49%(b)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)......................   $388,490       $387,511   $321,293    $326,464
Ratio of expenses to average
 net assets.................       0.74%(d)       0.68%      0.61%       0.64%(d)
Ratio of net investment
 income to average net
 assets.....................       4.06%(d)       4.25%      4.11%       4.23%(d)
Ratio of expenses to average
 net assets*................       1.09%(d)       1.02%      0.95%       0.97%(d)
Portfolio turnover**........          3%             9%        21%         29%

/\  Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Municipal Bond Fund Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.27%.
(c)  Not Annualized.
(d)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Florida Tax-Exempt Fund                                         January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Municipal Bonds (96.3%)

                                                             Shares or
                                                             Principal  Market
                                                              Amount     Value
                                                             --------- ---------

Florida (96.3%)
Altamonte Springs, Health Facilities Authority, Hospital
 Revenue, ETM, 5.60%, 10/1/10..............................  $     545 $     605
Broward County Gas Tax Revenue, 5.25%, 9/1/09..............        500       539
Broward County School District, GO, 5.60%, 2/15/07,
 Callable 2/15/03 @ 102....................................      1,500     1,575
Broward County School District, GO, 6.00%, 2/15/07,
 Callable 2/15/02 @ 102....................................      2,000     2,079
Clearwater Utility Revenue, ETM, 6.10%, 12/1/07............        700       790
Dade County School Board, Certificates of Participation,
 Series C, 5.25%, 8/1/06, FSA..............................        750       800
Dade County School District, 5.75%, 8/1/03, AMBAC..........      1,000     1,050
Dade County School District, GO, 6.00%, 7/15/06............      1,000     1,103
Dade County School District, GO, 5.00%, 2/15/14, Callable
 2/15/07 @ 101, MBIA.......................................      1,000     1,018
Dade County, Aviation Authority, Series 1994 B, 6.25%,
 10/1/04, AMBAC............................................      1,000     1,086
Escambia County, Utility Authority, Utility System Revenue,
 5.00%, 1/1/08, FGIC.......................................      1,000     1,056
Florida Housing Finance Agency, Homeowner Mortgages, Series
 1995 A-1, 5.65%, 1/1/09, Callable 1/1/06 @ 102............        680       730
Florida State Board of Education, GO, 5.00%, 6/1/10,
 Callable 6/1/05 @ 101.....................................      1,000     1,034
Florida State Board of Education, Lottery Revenue, Series
 B, 5.25%, 7/1/09, Callable 7/1/08 @ 101, FGIC.............      1,000     1,076
Florida State Board of Education, Series A, GO, 5.00%,
 1/1/15, Callable 1/1/08 @ 101.............................      1,000     1,011
Florida State Board of Education, Series B, GO, 5.38%,
 6/1/08, Callable 6/1/07 @ 101.............................      2,000     2,157
Florida State Department of Transportation, Right of Way,
 Series B, GO, 5.50%, 7/1/08, Callable 7/1/07 @ 101........      3,310     3,604
Florida State Division of Bond Finance, Department of
 General Services, Preservation 2000, Series A, 5.50%,
 7/1/08, FSA...............................................      1,000     1,091
Florida State Division of Bond Finance, Department of
 General Services, Preservation 2000, Series A, 5.70%,
 7/1/09, Callable 7/1/05 @ 101, AMBAC......................      1,000     1,069

 Municipal Bonds, continued

                                                            Shares or
                                                            Principal  Market
                                                             Amount     Value
                                                            --------- ---------

Florida, continued
Florida State Division of Bond Finance, Department of
 General Services, Preservation 2000, Series A, 5.00%,
 7/1/12, Callable 7/1/07 @ 101, AMBAC.....................  $   1,000 $   1,031
Florida State Division of Bond Finance, Department of
 General Services, Series B, 5.50%, 7/1/05, AMBAC.........      2,000     2,137
Florida State Division of Bond Finance, Department of
 Natural Resources, Preservation 2000, Series A, 5.40%,
 7/1/07, Callable 7/1/03 @ 101, FSA.......................      1,000     1,042
Florida State Division of Bond Finance, Department of
 Natural Resources, Save Our Coast, 6.30%, 7/1/04,
 Callable 7/1/01 @ 101, MBIA..............................      1,000     1,022
Florida State Turnpike Authority, Turnpike Revenue, Series
 A, 5.50%, 7/1/11, Callable 7/1/05 @ 101, FGIC............      1,000     1,053
Florida State, GO, Senior Lien, Jacksonville
 Transportation, 6.25%, 7/1/06............................        890       991
Florida State, GO, Senior Lien, Jacksonville
 Transportation, 5.00%, 7/1/11, Callable 7/1/09 @ 101,
 FSA......................................................      1,000     1,039
Florida State, GO, Senior Lien, Jacksonville
 Transportation, 5.25%, 7/1/15, Callable 7/1/07 @ 101.....      1,000     1,026
Ft. Lauderdale Park Improvement Project, GO, 5.50%,
 7/1/17, Callable 1/1/04 @ 101............................      1,250     1,278
Hillsborough County, Capital Improvement, County Center
 Project, Series B, 5.00%, 7/1/13, Callable 7/1/06 @ 102,
 MBIA.....................................................      1,000     1,022
Jacksonville Electric Authority, St. John's River Issue 2,
 Series 16, 5.00%, 10/1/10, Callable 10/1/03 @ 101........      1,000     1,025
Jacksonville Excise Tax Revenue, Series A, 5.50%, 10/1/05,
 FGIC.....................................................      1,010     1,083
Manatee County School Board, Certificates of
 Participation, 7/1/09, Callable 7/1/06 @ 102, MBIA.......        500       554
Miami Beach, Water & Sewer Revenue, 5.38%, 9/1/08,
 Callable 9/1/05 @ 102....................................      1,000     1,070
Miami-Dade County Educational Facilities Authority
 Revenue, Series A, 5.75%, 4/1/13, Callable 4/1/10 @ 101,
 AMBAC....................................................      1,060     1,166
Okeechobee Utility Authority, Utility System Revenue,
 5.25% 10/1/14, Callable 10/1/09 @ 101, FSA...............      1,675     1,746
Orange County, Sales Tax Revenue, 4.80%, 1/1/17, Callable
 1/1/07 @ 101, FGIC.......................................      1,000       976
Orange County, Tourist Development, Tax Revenue, 5.00%,
 10/1/08, AMBAC...........................................      1,500     1,594

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Florida Tax-Exempt Fund                                         January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Municipal Bonds, continued

                                                            Shares or
                                                            Principal  Market
                                                             Amount     Value
                                                            --------- ---------

Florida, continued
Orlando Utilities Commission, Water & Electric Revenue,
 Series B, 5.10%, 10/1/11, Callable 10/1/06 @ 100..........   $ 1,500   $ 1,552
Palm Beach County, Criminal Justice Facilities, 5.38%,
 6/1/10, FGIC..............................................     1,000     1,086
Pasco County, Water & Sewer Revenue, Series A, 5.50%,
 10/1/03, Callable 10/1/02 @ 102, FGIC.....................     1,000     1,047
Pinellas County, Capital Improvement, 4.50%, 1/1/07........     1,000     1,030
Port of Palm Beach, 6.25%, 9/1/08, Callable 9/1/02 @ 102,
 MBIA......................................................     1,000     1,058
Reedy Creek, Improvement District, Series A, GO, 5.60%,
 6/1/10, Callable 6/1/05 @ 100, MBIA.......................     1,000     1,052
St. Johns River Management District, Land Acquisition,
 5.10%, 7/1/09, Callable 7/1/05 @ 100, FSA.................     1,000     1,036
St. Petersburg, Utility Tax Revenue, 5.85%, 6/1/02.........     1,000     1,029
Sunshine Skyway Revenue, 6.60%, 7/1/08*, Callable 7/1/01 @
 101.......................................................     1,000     1,022
Tallahassee, Consolidated Utility System Revenue, 5.80%,
 10/1/08, Callable 10/1/03 @ 102...........................     1,000     1,061
Tampa, Water & Sewer Revenue, 5.25%, 10/1/12, Callable
 10/1/05 @ 102, FGIC.......................................       750       781
Tampa Sports Authority, Local Option Sales Tax Revenue,
 Stadium Project, 6.00%, 1/1/06, MBIA......................     1,550     1,697
Tampa-Hillsborough County, Expressway, 5.00%, 7/1/10,
 Callable 7/1/07 @ 101.....................................     1,000     1,048
Volusia County Sales Tax Revenue, 5.00%, 10/1/13, Callable
 10/1/08 @ 101, MBIA.......................................     1,000     1,029
                                                                      ---------
                                                                         59,856
                                                                      ---------
TOTAL FLORIDA MUNICIPAL BONDS..............................              59,856
                                                                      =========

 Investment Companies (2.7%)

                                                           Shares or
                                                           Principal   Market
                                                             Amount     Value
                                                           ---------- ---------

AmSouth Tax-Exempt Money Market...........................      1,071 $       1
Dreyfus Florida Money Market Fund.........................  1,669,553     1,670
                                                                      ---------
TOTAL INVESTMENT COMPANIES................................                1,671
                                                                      ---------
TOTAL INVESTMENTS
 (Cost $59,740) (a) -- 99.0%..............................               61,527
Others assets in excess of
 liabilities -- 1.0%......................................                  633
                                                                      ---------
TOTAL NET ASSETS -- 100.0%................................            $  62,160
                                                                      =========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation............................................... $1,831
  Unrealized depreciation...............................................    (44)
                                                                         ------
  Net unrealized appreciation........................................... $1,787
                                                                         ======

 * Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.
AMBAC -- Insured by AMBAC Indemnity Corp.
ETM -- Escrowed to Maturity
FGIC -- Insured by Financial Guaranty Insurance Corp.
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
TCRS -- Transferable Custodial Receipts

                       See notes to financial statements

AMSOUTH FUNDS
Florida Tax-Exempt Fund (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at value (cost $59,740)..............................     $61,527
Interest and dividends receivable.................................         665
Prepaid expenses and other assets.................................           2
                                                                       -------
 Total Assets.....................................................      62,194
Liabilities:
Accrued expenses and other payables:
 Investment advisory fees......................................... $10
 Administration fees..............................................   6
 Distribution fees................................................   6
 Custodian fees...................................................   1
 Other............................................................  11
                                                                   ---
 Total Liabilities................................................          34
                                                                       -------
Net Assets:
Capital...........................................................      60,667
Accumulated net investment income.................................          82
Accumulated net realized losses from investment transactions......        (376)
Net unrealized appreciation from investments......................       1,787
                                                                       -------
Net Assets........................................................     $62,160
                                                                       =======
Class A Shares (b)
 Net Assets.......................................................     $ 2,934
 Shares outstanding...............................................         280
 Redemption price per share.......................................     $ 10.46
                                                                       =======
Class A Shares -- Maximum Sales Charge............................        4.00%
                                                                       -------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent)........     $ 10.90
                                                                       =======
Class B Shares
 Net Assets.......................................................     $   721
 Shares outstanding...............................................          69
 Offering price per share*........................................     $ 10.45
                                                                       =======
Trust Shares (c)
 Net Assets.......................................................     $58,505
 Shares outstanding...............................................       5,587
 Offering and redemption price per share..........................     $ 10.47
                                                                       =======

---------
* Redemption price per share varies by length of time shares are held.
(a) Formerly AmSouth Florida Tax-Free Fund.
(b) Formerly Classic Shares.
(c) Formerly Premier Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income....................................................      $1,469
Dividend income....................................................          25
                                                                         ------
 Total Investment Income...........................................       1,494
Expenses:
Investment advisory fees........................................... $206
Administration fees................................................   63
Distribution fees -- Class B Shares................................    4
Shareholder servicing fees -- Class A Shares (b)...................    3
Shareholder servicing fees -- Trust Shares (c).....................   45
Custodian fees.....................................................    9
Accounting fees....................................................    6
Transfer agent fees................................................   17
Other fees.........................................................   14
                                                                    ----
 Total expenses before voluntary fee reductions....................         367
 Expenses voluntarily reduced......................................        (127)
                                                                         ------
 Net expenses......................................................         240
                                                                         ------
Net Investment Income..............................................       1,254
                                                                         ------
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions....................          23
Change in unrealized appreciation/depreciation from investments....       1,812
                                                                         ------
Net realized/unrealized gains from investments.....................       1,835
                                                                         ------
Change in net assets resulting from operations.....................      $3,089
                                                                         ======

                       See notes to financial statements

AMSOUTH FUNDS
Florida Tax-Exempt Fund (a)


 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................  $  1,254    $  2,910
 Net realized gains (losses) from investment
  transactions..........................................        23        (399)
 Change in unrealized appreciation/depreciation from
  investments...........................................     1,812          50
                                                          --------    --------
Change in net assets resulting from operations..........     3,089       2,561
                                                          --------    --------
Distributions to Class A Shareholders (b):
 From net investment income.............................       (54)       (253)
 From net realized gains on investment transactions.....        --         (17)
Distributions to Class B Shareholders:
 From net investment income.............................       (11)        (23)
 From net realized gains on investment transactions.....        --          (2)
Distributions to Trust Shareholders (c):
 From net investment income.............................    (1,186)     (2,685)
 From net realized gains on investment transactions.....        --        (176)
                                                          --------    --------
Change in net assets from shareholder distributions.....    (1,251)     (3,156)
                                                          --------    --------
Change in net assets from capital transactions..........    (4,939)    (10,456)
                                                          --------    --------
Change in net assets....................................    (3,101)    (11,051)
Net Assets:
 Beginning of period....................................    65,261      76,312
                                                          --------    --------
 End of period..........................................  $ 62,160    $ 65,261
                                                          ========    ========

---------
(a) Formerly AmSouth Florida Tax-Free Fund.
(b) Formerly Classic Shares.
(c) Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Florida Tax-Exempt Fund (a)

 Financial Highlights, Class A Shares/\

                         Six Months
                            Ended      Year Ended Year Ended Year Ended Year Ended Year Ended
                         January 31,    July 31,   July 31,   July 31,   July 31,   July 31,
                            2001          2000       1999     1998 (b)     1997       1996
                         -----------   ---------- ---------- ---------- ---------- ----------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $10.16        $10.22    $ 10.45     $10.50    $ 10.30    $ 10.32
                           ------        ------    -------     ------    -------    -------
Investment Activities
 Net investment income..     0.20          0.44       0.41       0.45       0.45       0.45
 Net realized and
  unrealized gains
  (losses) from
  investments...........     0.30         (0.06)     (0.18)      0.01       0.24      (0.01)
                           ------        ------    -------     ------    -------    -------
 Total from Investment
  Activities............     0.50          0.38       0.23       0.46       0.69       0.44
                           ------        ------    -------     ------    -------    -------
Distributions
 Net investment income..    (0.20)        (0.41)     (0.40)     (0.44)     (0.48)     (0.45)
 Net realized gains from
  investment
  transactions..........       --         (0.03)     (0.06)     (0.07)     (0.01)     (0.01)
                           ------        ------    -------     ------    -------    -------
 Total Distributions....    (0.20)        (0.44)     (0.46)     (0.51)     (0.49)     (0.46)
                           ------        ------    -------     ------    -------    -------
Net change in asset
 value..................     0.30         (0.06)     (0.23)     (0.05)      0.20      (0.02)
                           ------        ------    -------     ------    -------    -------
Net Asset Value, End of
 Period.................   $10.46        $10.16    $ 10.22     $10.45    $ 10.50    $ 10.30
                           ======        ======    =======     ======    =======    =======
Total Return (excludes
 sales charge)..........     4.96%(c)      3.99%      2.06%      4.46%      6.89%      4.24%

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $2,934        $2,655    $12,195     $8,663    $53,688    $48,869
Ratio of expenses to
 average net assets.....     0.89%(d)      0.74%      0.59%      0.55%      0.57%      0.59%
Ratio of net investment
 income to average net
 assets.................     3.82%(d)      4.10%      4.00%      4.24%      4.36%      4.33%
Ratio of expenses to
 average net assets*....     1.25%(d)      1.30%      1.26%      1.06%      1.06%      1.04%
Portfolio turnover**....        3%           11%        34%        30%        24%        12%

/\ Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly AmSouth Florida Tax-Free Fund.
(b) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(c) Not annualized.
(d) Annualized.

 Financial Highlights, Class B Shares

                                         Six Months
                                            Ended      Year Ended Period Ended
                                         January 31,    July 31,    July 31,
                                            2001          2000      1999 (b)
                                         -----------   ---------- ------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....   $10.15        $10.20      $10.52
                                           ------        ------      ------
Investment Activities
 Net investment income..................     0.16          0.32        0.12
 Net realized and unrealized gains
  (losses) from investments.............     0.30         (0.01)      (0.30)
                                           ------        ------      ------
 Total from Investment Activities.......     0.46          0.31       (0.18)
                                           ------        ------      ------
Distributions
 Net investment income..................    (0.16)        (0.33)      (0.14)
 Net realized gains from investment
  transactions..........................       --         (0.03)         --
                                           ------        ------      ------
 Total Distributions....................    (0.16)        (0.36)      (0.14)
                                           ------        ------      ------
Net change in asset value...............     0.30         (0.05)      (0.32)
                                           ------        ------      ------
Net Asset Value, End of Period..........   $10.45        $10.15      $10.20
                                           ======        ======      ======
Total Return (excludes redemption
 charge)................................     4.57%(c)      3.14%      (1.77)%(c)

Ratios/Supplemental Data:
Net Assets at end of period (000).......   $  721        $  729      $  569
Ratio of expenses to average net
 assets.................................     1.64%(d)      1.62%       1.49%(d)
Ratio of net investment income to
 average net assets.....................     3.07%(d)      3.22%       3.06%(d)
Ratio of expenses to average net
 assets*................................     2.00%(d)      2.05%       2.00%(d)
Portfolio turnover**....................        3%           11%         34%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly AmSouth Florida Tax-Free Fund.
(b) For the period from March 16, 1999 (commencement of operations) through July 31, 1999.
(c) Not annualized.
(d) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Florida Tax-Exempt Fund (a)

 Financial Highlights, Trust Shares/\

                               Six Months
                                  Ended      Year Ended Year Ended Period Ended
                               January 31,    July 31,   July 31,    July 31,
                                  2001          2000       1999      1998 (b)
                               -----------   ---------- ---------- ------------
                               (Unaudited)
Net Asset Value, Beginning of
 Period......................    $ 10.16      $ 10.22    $ 10.46     $ 10.39
                                 -------      -------    -------     -------
Investment Activities
 Net investment income.......       0.21         0.42       0.43        0.41
 Net realized and unrealized
  gains (losses) from
  investments................       0.31        (0.02)     (0.20)       0.14
                                 -------      -------    -------     -------
 Total from Investment
  Activities.................       0.52         0.40       0.23        0.55
                                 -------      -------    -------     -------
Distributions
 Net investment income.......      (0.21)       (0.43)     (0.41)      (0.41)
 Net realized gains from
  investment transactions....         --        (0.03)     (0.06)      (0.07)
                                 -------      -------    -------     -------
 Total Distributions.........      (0.21)       (0.46)     (0.47)      (0.48)
                                 -------      -------    -------     -------
Net change in asset value....       0.31        (0.06)     (0.24)       0.07
                                 -------      -------    -------     -------
Net Asset Value, End of
 Period......................    $ 10.47      $ 10.16    $ 10.22     $ 10.46
                                 =======      =======    =======     =======
Total Return.................       5.13%(d)     4.02%      2.16%       4.66%(c)

Ratios/Supplemental Data:
Net Assets at end of period
 (000).......................    $58,505      $61,877    $63,548     $55,369
Ratio of expenses to average
 net assets..................       0.74%(e)     0.65%      0.49%       0.49%(e)
Ratio of net investment
 income to average net
 assets......................       3.97%(e)     4.19%      4.10%       4.30%(e)
Ratio of expenses to average
 net assets*.................       1.15%(e)     1.11%      1.01%       1.04%(e)
Portfolio turnover**.........          3%          11%        34%         30%

/\ Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly AmSouth Florida Tax-Free Fund.
(b) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being relected as Classic Shares.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.40%.
(d) Not annualized
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Tennessee Tax-Exempt Fund                                       January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Municipal Bonds (96.9%)

                                                            Shares or
                                                            Principal   Market
                                                              Amount     Value
                                                            ---------- ---------

Tennessee (96.9%)
Bristol Health & Educational Facilities Revenue, Bristol
 Memorial Hospital, 6.75%, 9/1/07, FGIC...................  $    3,000   $ 3,441
Chattannooga Electric Revenue, 5.25%, 9/1/21, Callable
 9/1/10 @ 100, OID........................................       1,500     1,520
Chattanooga-Hamilton County Hospital Authority, Hospital
 Revenue, 5.63%, 10/1/09, FSA.............................       1,000     1,093
Clarksville Water, Sewer & Gas, Natural Gas Utility
 Improvements, 6.13%, 2/1/12, Callable 2/1/02 @ 102,
 MBIA.....................................................         500       522
Hallsdale-Powell Utility District, Knox County Water &
 Sewer Revenue, Refunding & Improvement, 4.50%, 4/1/12,
 Callable 4/1/09 @ 102, AMBAC, OID........................       1,685     1,681
Hamilton County, 5.00%, 11/1/09, Callable 11/1/08 @ 101,
 GO.......................................................       3,250     3,437
Hamilton County, 5.00%, 11/1/10, Callable 11/1/08 @ 101,
 GO.......................................................       1,000     1,053
Hamilton County, 5.00%, 11/1/11, Callable 11/1/08 @ 101,
 GO.......................................................       1,475     1,543
Humphreys County Industrial Development Board, Solid Waste
 Disposable Revenue, E.I. Dupont de Nemours & Co. Project,
 6.70%, 5/1/24, Callable 5/1/04 @ 102.....................       1,500     1,631
Jackson Hospital Revenue Refunding and Improvement, 6.00%,
 4/1/05, AMBAC............................................       1,150     1,243
Johnson City, Health & Educational Facilities Board
 Hospital Revenue, Refunded-1st, MTG-MTN, States Health-A,
 6.50%, 7/1/14, MBIA......................................       1,000     1,162
Johnson City, Health & Educational Refunding &
 Improvement -- Medical Center Hospital, 5.25%, 7/1/28,
 Callable 1/1/09 @ 101....................................       1,000     1,001
Kingsport, Refunded, 4.50%, 9/1/05, GO, MBIA..............       1,500     1,540
Knox County Health, Education & Housing Facilities Board
 Hospital Facilities Revenue, Fort Sanders Alliance,
 7.25%, 1/1/09, MBIA......................................       2,000     2,384
Knox County Health, Education & Housing Facilities Board
 Hospital Facilities Revenue, Fort Sanders Alliance,
 6.25%, 1/1/13, MBIA......................................       1,000     1,134
Knox County Health, Education & Housing Facilities Board
 Hospital Facilities Revenue, Fort Sanders Alliance,
 5.75%, 1/1/14, MBIA......................................       1,000     1,093
Knox County Refunding, 6.50%, 4/1/04, Callable 4/1/03 @
 102, GO..................................................       1,500     1,612
Memphis, 6.25%, 7/1/04, GO................................       1,500     1,619
Memphis, 6.00%, 11/1/06, GO...............................       1,000     1,105

 Municipal Bonds, continued

                                                            Shares or
                                                            Principal   Market
                                                              Amount     Value
                                                            ---------- ---------

Tennessee continued
Memphis Water Revenue, Refunded, 5.90%, 1/1/04, OID.......  $    1,000   $ 1,059
Metropolitan Government, Nashville & Davidson County,
 Energy Production Facility, 5.25%, 7/1/13, Callable
 7/1/07 @ 101, AMBAC, OID.................................       1,000     1,040
Metropolitan Government, Nashville & Davidson County,
 Series A, 5.13%, 11/15/22, Callable 11/15/06 @ 101, GO...       2,000     1,979
Metropolitan Government, Nashville & Davidson County,
 5.13%, 5/15/25, Callable 5/15/07 @ 102, GO...............       1,000       984
Metropolitan Government, Nashville & Davidson County
 Health & Educational Facilities Board Revenue &
 Refunding, Vanderbilt University, Series B, 5.25%,
 10/1/15, Callable 4/1/11 @ 100...........................       2,000     2,071
Metropolitan Government, Nashville & Davidson County
 Industrial Development Board Revenue, Multi-Family
 Housing, Arbor, Series B, 7.50%, 11/15/10, Prerefunded
 5/15/10 @ 100............................................       3,000     3,740
Metropolitan Government, Nashville & Davidson County Water
 & Sewer Revenue, 6.50%, 4/1/03...........................       1,000     1,060
Metropolitan Government, Nashville & Davidson County Water
 & Sewer Revenue & Refunding, 6.00%, 1/1/07, MBIA.........       1,000     1,102
Rutherford County, Capital Outlay, Series A, 6.25%,
 5/1/04, GO...............................................       1,500     1,613
Shelby County, Series A, 6.75%, 4/1/05, GO................       1,000     1,110
Shelby County, Public Improvement, Series A, 5.38%,
 4/1/16, Callable 4/1/10 @ 100, OID, GO...................       2,000     2,069
Shelby County School, Series A, 5.88%, 6/1/19, Prerefunded
 6/1/06 @ 100, OID, GO....................................       1,000     1,095
Shelby County Health, Education & Housing Facilities
 Board, Hospital Revenue, Methodist Health Systems, Inc.,
 6.25%, 8/1/07, MBIA......................................       3,500     3,916
Tennessee Housing Development Agency, Series A, 5.95%,
 7/1/28, Callable 7/1/03 @ 102............................       1,000     1,016
Tennessee State, Refunded, Series A, 5.00%, 5/1/04, GO....       1,500     1,560
Tennessee State, Refunded, Series B, 6.00%, 5/1/05, GO....       1,500     1,628
Tennessee State, Series B, 5.50%, 5/1/23, Callable 5/1/07
 @ 101.5, GO..............................................       1,500     1,545
Williamson County, 5.50%, 9/1/13, GO......................       1,660     1,819

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Tennessee Tax-Exempt Fund                                       January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Municipal Bonds, continued

                                                           Shares or
                                                           Principal  Market
                                                             Amount    Value
                                                           ---------- -------

Tennessee continued
Williamson County, Refunding, 5.00%, 3/1/15, Callable
 3/1/11 @ 100, GO......................................... $    1,000 $ 1,017
Wilson County, Certificate of Participation Refunding,
 5.25%, 6/30/15, Callable 6/30/09 @ 101, FSA..............      1,500   1,542
                                                                      -------
TOTAL MUNICIPAL BONDS.....................................             62,779
                                                                      -------

 Investment Companies (3.2%)

AIM Tax-Free Money Market Fund............................      1,441       1
AmSouth Tax-Exempt Money Market...........................  2,091,907   2,092
                                                                      -------
TOTAL INVESTMENT COMPANIES................................              2,093
                                                                      -------
TOTAL INVESTMENTS
 (Cost $63,423) (a) -- (100.1%)...........................             64,872
Liabilities in excess of other
 assets -- (0.1)%.........................................                (95)
                                                                      -------
NET ASSETS -- 100.0%......................................            $64,777
                                                                      =======

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.............................................. $1,592
   Unrealized depreciation..............................................   (143)
                                                                         ------
   Net unrealized appreciation.......................................... $1,449
                                                                         ======

AMBAC -- Insured by AMBAC Indemnity Corp.
FGIC -- Insured by Financial Guaranty Insurance Corp.
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
MTG -- Mortgage
MTN -- Medium Term Note
OID -- Original Issue Discount

                       See notes to financial statements

AMSOUTH FUNDS
Tennessee Tax-Exempt Fund (a)

 Statement of Assets and Liabilities

                                                   January 31, 2001 (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at value (cost $63,423)...........................        $64,872
Interest and dividends receivable..............................            880
Receivable for investments sold................................          1,107
Prepaid expenses and other assets..............................             23
                                                                       -------
 Total Assets..................................................         66,882
Liabilities:
Payable for investments purchased.............................. $2,054
Accrued expenses and other payables:
Investment advisory fees.......................................     12
Administration fees............................................     10
Distribution fees..............................................      7
Custodian fees.................................................      1
Other..........................................................     21
                                                                ------
 Total Liabilities.............................................          2,105
                                                                       -------
Net Assets:
Capital........................................................         64,637
Accumulated net investment income..............................             84
Accumulated net realized loss from investment transactions.....         (1,393)
Net unrealized appreciation from investments...................          1,449
                                                                       -------
Net Assets.....................................................        $64,777
                                                                       =======
Class A Shares
 Net Assets....................................................        $ 3,676
 Shares outstanding............................................            366
 Redemption price per share....................................        $ 10.06
                                                                       =======
Class A Shares -- Maximum Sales Charge.........................           4.00%
                                                                       -------
 Maximum Offering Price Per Share (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to the nearest cent).....        $ 10.48
                                                                       =======
Class B Shares
 Net Assets....................................................        $   851
 Shares outstanding............................................             85
 Offering price per share*.....................................        $ 10.07
                                                                       =======
Trust Shares (b)
 Net Assets....................................................        $60,250
 Shares outstanding............................................          5,993
 Offering and redemption price per share.......................        $ 10.05
                                                                       =======

---------
* Redemption price per share varies by length of time shares are held.
(a) Formerly ISG Tennessee Tax-Exempt Fund.
(b) Formerly Institutional Shares.
 Statement of Operations

                                  Six Months Ended January 31, 2001 (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income....................................................      $1,577
Dividend income....................................................          37
                                                                         ------
 Total Investment Income...........................................       1,614
Expenses:
Investment advisory fees........................................... $218
Administration fees................................................   67
Distribution fees -- Class B Shares................................    5
Shareholder servicing fees -- Class A Shares.......................    5
Shareholder servicing fees -- Trust Shares (b).....................   46
Custodian fees.....................................................    9
Accounting fees....................................................    5
Transfer agent fees................................................   18
Other fees.........................................................   33
                                                                    ----
 Total expenses before voluntary fee reductions....................         406
Expenses voluntarily reduced.......................................         (83)
                                                                         ------
Net expenses.......................................................         323
                                                                         ------
Net Investment Income..............................................       1,291
                                                                         ------
Realized/Unrealized Gains from
 Investments:
Net realized gains from investment transactions....................         337
Change in unrealized appreciation/depreciation from investments....       1,754
                                                                         ------
Net realized/unrealized gains from investments.....................       2,091
                                                                         ------
Change in net assets resulting from operations.....................      $3,382
                                                                         ======

                       See notes to financial statements

AMSOUTH FUNDS
Tennessee Tax-Exempt Fund (a)


 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended  Year Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)       1999
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income...................   $ 1,291     $  1,700     $  3,167
 Net realized gains (losses) from
  investment transactions................       337         (444)      (1,286)
 Change in unrealized
  appreciation/depreciation from
  investments............................     1,754        1,811       (4,484)
                                            -------     --------     --------
Change in net assets resulting from
 operations..............................     3,382        3,067       (2,603)
                                            -------     --------     --------
Distributions to Class A Shareholders:
 From net investment income..............       (84)         (66)        (103)
 From net realized gains on investment
  transactions...........................        --           --           (1)
Distributions to Class B Shareholders:
 From net investment income..............       (14)         (19)         (38)
Distributions to Trust Shareholders (c):
 From net investment income..............    (1,194)      (1,536)      (3,025)
 From net realized gains on investment
  transactions...........................        --           --          (28)
                                            -------     --------     --------
Change in net assets from shareholder
 distributions...........................    (1,292)      (1,621)      (3,195)
                                            -------     --------     --------
Change in net assets from capital
 transactions............................    (6,446)     (12,462)     (10,055)
                                            -------     --------     --------
Change in net assets.....................    (4,356)     (11,016)     (15,853)
Net Assets:
 Beginning of period.....................    69,133       80,149       96,002
                                            -------     --------     --------
 End of period...........................   $64,777     $ 69,133     $ 80,149
                                            =======     ========     ========

---------
(a) Formerly ISG Tennessee Tax-Exempt Fund.
(b) For the period from January 1, 2000 through July 31, 2000.
(c) Formerly Institutional Shares.


                       See notes to financial statements

AMSOUTH FUNDS
Tennessee Tax-Exempt Fund (a)

 Financial Highlights, Class A Shares

                         Six Months
                            Ended      Period Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                         January 31,     July 31,    December 31, December 31, December 31, December 31, December 31,
                            2001         2000 (b)        1999         1998         1997         1996         1995
                         -----------   ------------  ------------ ------------ ------------ ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 9.74         $ 9.55        $10.19       $10.18       $ 9.90      $ 10.19      $  9.40
                           ------         ------        ------       ------       ------      -------      -------
Investment Activities
 Net investment income..     0.18           0.21          0.33         0.35         0.44         0.42         0.45
 Net realized and
  unrealized gains
  (losses) from
  investments...........     0.33           0.18         (0.64)        0.08         0.25        (0.29)        0.79
                           ------         ------        ------       ------       ------      -------      -------
 Total from Investment
  Activities............     0.51           0.39         (0.31)        0.43         0.69         0.13         1.24
                           ------         ------        ------       ------       ------      -------      -------
Distributions
 Net investment income..    (0.19)         (0.20)        (0.33)       (0.35)       (0.41)       (0.42)       (0.45)
 Net realized gains from
  investment
  transactions..........       --             --            --        (0.07)          --           --           --
                           ------         ------        ------       ------       ------      -------      -------
 Total Distributions....    (0.19)         (0.20)        (0.33)       (0.42)       (0.41)       (0.42)       (0.45)
                           ------         ------        ------       ------       ------      -------      -------
Net change in asset
 value..................     0.32           0.19         (0.64)        0.01         0.28        (0.29)        0.79
                           ------         ------        ------       ------       ------      -------      -------
Net Asset Value, End of
 Period.................   $10.06         $ 9.74        $ 9.55       $10.19       $10.18      $  9.90      $ 10.19
                           ======         ======        ======       ======       ======      =======      =======
Total Return (excludes
 sales charge)..........     5.26%(c)       4.15%(c)     (3.07)%       4.25%        7.13%        1.39%       13.40%

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $3,676         $2,919        $3,324       $2,919       $1,669      $88,084      $94,143
Ratio of expenses to
 average net assets.....     1.09%(d)       1.13%(d)      1.25%        1.20%        0.84%        0.86%        0.87%
Ratio of net investment
 income to average net
 assets.................     3.73%(d)       3.78%(d)      3.34%        3.37%        4.13%        4.29%        4.52%
Ratio of expenses to
 average net assets*....     1.29%(d)       1.27%(d)      1.26%        1.20%        1.09%        1.11%        1.12%
Portfolio turnover**....       60%            23%           64%         155%         253%         219%         188%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Tennessee Tax-Exempt Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end July 31.
(c) Not annualized.
(d) Annualized.

 Financial Highlights, Class B Shares

                           Six Months
                              Ended      Period Ended   Year Ended  Period Ended
                           January 31,     July 31,    December 31, December 31,
                              2001         2000 (b)        1999       1998 (c)
                           -----------   ------------  ------------ ------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period.....    $ 9.76         $ 9.57        $10.21       $10.22
                             ------         ------        ------       ------
Investment Activities
 Net investment income...      0.15           0.17          0.27         0.26
 Net realized and
  unrealized gains
  (losses) from
  investments............      0.31           0.18         (0.64)        0.06
                             ------         ------        ------       ------
 Total from Investment
  Activities.............      0.46           0.35         (0.37)        0.32
                             ------         ------        ------       ------
Distributions
 Net investment income...     (0.15)         (0.16)        (0.27)       (0.26)
 Net realized gains from
  investment
  transactions...........        --             --            --        (0.07)
                             ------         ------        ------       ------
 Total Distributions.....     (0.15)         (0.16)        (0.27)       (0.33)
                             ------         ------        ------       ------
Net change in asset
 value...................      0.31           0.19         (0.64)       (0.01)
                             ------         ------        ------       ------
Net Asset Value, End of
 Period..................    $10.07         $ 9.76        $ 9.57       $10.21
                             ------         ------        ------       ------
Total Return (excludes
 redemption charge)......      4.73%(d)       3.74%(d)     (3.65)%       3.17%(d)

Ratios/Supplemental Data:
Net Assets at end of
 period (000)............    $  851         $1,054        $1,288       $1,397
Ratio of expenses to
 average net assets......      1.84%(e)       1.83%(e)      1.84%        1.95%(e)
Ratio of net investment
 income to average net
 assets..................      2.98%(e)       3.07%(e)      2.72%        2.50%(e)
Ratio of expenses to
 average net assets*.....      2.04%(e)       1.96%(e)      1.85%          (f)(e)
Portfolio turnover**.....        60%            23%           64%         155%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Tennessee Tax-Exempt Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end July 31.
(c) For the period from February 24, 1998 (commencement of operations) through December 31, 1998.
(d) Not annualized.
(e) Annualized.
(f) There were no fee reductions in this period.

                       See notes to financial statements

AMSOUTH FUNDS
Tennessee Tax-Exempt Fund (a)

 Financial Highlights, Trust Shares/\

                         Six Months
                            Ended      Period Ended    Year Ended   Year Ended  Period Ended
                         January 31,     July 31,     December 31, December 31, December 31,
                            2001         2000 (b)         1999         1998       1997 (c)
                         -----------   ------------   ------------ ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $  9.74       $  9.55        $ 10.19      $ 10.18      $  10.05
                           -------       -------        -------      -------      --------
Investment Activities
 Net investment income..      0.19          0.22           0.35         0.37          0.10
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.32          0.18          (0.64)        0.08          0.13
                           -------       -------        -------      -------      --------
 Total from Investment
  Activities............      0.51          0.40          (0.29)        0.45          0.23
                           -------       -------        -------      -------      --------
Distributions
 Net investment income..     (0.19)        (0.21)         (0.35)       (0.37)        (0.10)
 Net realized gains from
  investment
  transactions..........        --            --             --        (0.07)           --
                           -------       -------        -------      -------      --------
 Total Distributions....     (0.19)        (0.21)         (0.35)       (0.44)        (0.10)
                           -------       -------        -------      -------      --------
Net change in asset
 value..................      0.31          0.19          (0.64)        0.01          0.13
                           -------       -------        -------      -------      --------
Net Asset Value, End of
 Period.................   $ 10.05       $  9.74        $  9.55      $ 10.19      $  10.18
                           =======       =======        =======      =======      ========
Total Return............      5.22%(d)      4.26%(d)      (2.83)%       4.52%         2.35%(d)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $60,250       $65,160        $75,537      $91,687      $100,742
Ratio of expenses to
 average net assets.....      0.94%(e)      0.95%(e)       1.00%        0.95%         0.56%(e)
Ratio of net investment
 income to average net
 assets.................      3.87%(e)      3.95%(e)       3.57%        3.65%         4.22%(e)
Ratio of expenses to
 average net assets*....      1.19%(e)      1.11%(e)       1.00%        0.95%         0.87%(e)
Portfolio turnover**....        60%           23%            64%         155%          253%

/\ Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly ISG Tennessee Tax-Exempt Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end July 31.
(c) For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
(d) Not annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Limited Term Tennessee Tax-Exempt Fund                          January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

  Municipal Bonds (93.5%)

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

Tennessee (93.5%)
Chattanooga, Health Education & Housing, Facilities Board
 Revenue, Series A, 5.25%, 12/1/02..........................  $     900 $   921
Hamilton County, 5.00%, 11/1/04, GO.........................        750     783
Knox County, Health Education & Housing, Facilities Board
 Hospital Revenue Refunding, 7.25%, 1/1/08, MBIA............        750     883
Knox County Refunding, 6.50%, 4/1/04, Callable 4/1/03 @ 102,
 GO.........................................................        750     806
Memphis, 6.00%, 7/1/03, GO..................................        500     527
Memphis, 6.00%, 11/1/03, GO.................................        500     530
Memphis, 6.00%, 7/1/04, GO..................................      1,000   1,071
Memphis, 5.50%, 4/1/09, Callable 4/1/08 @ 101, GO...........      1,000   1,086
Metropolitan Government, Nashville & Davidson County, Health
 & Education Facilities Board Revenue, The Vanderbilt
 University, Series A, 6.00%, 7/1/07........................        500     555
Metropolitan Government, Nashville & Davidson County, Water
 & Sewer Revenue, 6.00%, 1/1/06, MBIA.......................        750     818
Nashville & Davidson County Tennessee, 4.50%, 05/15/02, OID
 @ 95.942...................................................      1,000   1,014
Rutherford County Capital Outlay Notes, 6.00%, 4/1/04, GO...      1,000   1,067
Shelby County Tennessee, 5.50%, 8/1/09, GO..................        500     546
Tennessee State, Series B, 6.50%, 6/1/03, Prerefunded 6/1/01
 @ 102, GO..................................................        750     769
Tennessee State, 5.00%, 5/1/04, GO..........................        500     520
Williamson County, 5.00%, 3/1/07, GO........................      1,000   1,057
Williamson County, 6.00% 3/1/08, GO.........................        785     875
                                                                        -------
                                                                         13,828
                                                                        -------
TOTAL MUNICIPAL BONDS.......................................             13,828
                                                                        -------

 Investment Companies (5.3%)

                                                              Shares or
                                                              Principal Market
                                                               Amount    Value
                                                              --------- -------

AIM Tax-Free Money Market Fund...............................    93,942 $    94
AmSouth Tax-Exempt Money Market Fund.........................   687,189     687
                                                                        -------
TOTAL INVESTMENT COMPANIES...................................               781
                                                                        -------
TOTAL INVESTMENTS
 (Cost $14,288) (a) -- (98.8%)...............................            14,609
Other assets in excess of liabilities -- (1.2%)..............               173
                                                                        -------
NET ASSETS -- (100.0%).......................................           $14,782
                                                                        =======

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation................................................. $324
  Unrealized depreciation.................................................   (3)
                                                                           ----
  Net unrealized appreciation............................................. $321
                                                                           ====

GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
OID -- Original Issue Discount

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term Tennessee Tax-Exempt Fund (a)

 Statement of Assets and Liabilities

                                                   January 31, 2001 (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at value (cost $14,288)..............................     $14,609
Interest and dividends receivable.................................         169
Prepaid expenses and other assets.................................          20
                                                                       -------
 Total Assets.....................................................      14,798
Liabilities:
Investment advisory fees.......................................... $ 3
Administration fees...............................................   2
Distribution fees.................................................   3
Other.............................................................   8
                                                                   ---
 Total Liabilities................................................          16
                                                                       -------
Net Assets:
Capital...........................................................      14,811
Accumulated net investment income.................................          14
Accumulated net realized losses from investment transactions......        (364)
Net unrealized appreciation from investments......................         321
                                                                       -------
Net Assets........................................................     $14,782
                                                                       =======
Class A Shares
 Net Assets.......................................................     $14,426
 Shares outstanding...............................................       1,432
 Redemption price per share.......................................     $ 10.07
                                                                       =======
Class A Shares -- Maximum Sales Charge............................        4.00%
                                                                       -------
 Maximum Offering Price Per Share (100%/(100%-- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent)........     $ 10.49
                                                                       =======
Class B Shares
 Net Assets.......................................................     $   356
 Shares outstanding...............................................          35
 Offering price per share*........................................     $ 10.07
                                                                       =======

---------
*  Redemption price per share varies by length of time shares are held.
(a)  Formerly ISG Limited Term Tennessee Tax-Exempt Fund.
 Statements of Operations

                                  Six Months Ended January 31, 2001 (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income.......................................................     $314
Dividend income.......................................................       13
                                                                           ----
 Total Investment Income..............................................      327
Expenses:
Investment advisory fees.............................................. $49
Administration fees...................................................  15
Distribution fees -- Class B shares...................................   1
Shareholder servicing fees -- Class A Shares..........................  18
Custodian fees........................................................   2
Accounting fees.......................................................   2
Transfer agent fees...................................................   8
Registration and filing fees..........................................  15
Other fees............................................................   5
                                                                       ---
 Total expenses before voluntary fee reductions.......................      115
 Expenses voluntarily reduced.........................................      (19)
                                                                           ----
 Net expenses.........................................................       96
                                                                           ----
Net Investment Income.................................................      231
                                                                           ----
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions......................      (71)
Change in unrealized appreciation/depreciation from investments.......      459
                                                                           ----
Net realized/unrealized gains from investments........................      388
                                                                           ----
Change in net assets resulting from operations........................     $619
                                                                           ====

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term Tennessee Tax-Exempt Fund (a)

 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended  Year Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)       1999
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net Investment income...................   $   231     $   338      $   612
 Net realized losses from investment
  transactions...........................       (71)       (202)         (60)
 Change in unrealized
  appreciation/depreciation from
  investments............................       459         380         (765)
                                            -------     -------      -------
Change in net assets resulting from
 operations..............................       619         516         (213)
                                            -------     -------      -------
Distributions to Class A Shareholders:
 From net investment income..............      (230)       (316)        (595)
 In excess of net realized gains.........        --          --          (33)
Distributions to Class B Shareholders:
 From net investment income..............        (3)         (6)         (17)
 In excess of net realized gains.........        --          --           (1)
                                            -------     -------      -------
Change in net assets from shareholder
 distributions...........................      (233)       (322)        (646)
                                            -------     -------      -------
Change in net assets from capital
 transactions............................    (1,382)     (4,388)         660
                                            -------     -------      -------
Change in net assets.....................      (996)     (4,194)        (199)
Net Assets:
 Beginning of period.....................    15,778      19,972       20,171
                                            -------     -------      -------
 End of period...........................   $14,782     $15,778      $19,972
                                            =======     =======      =======

---------
(a) Formerly ISG Limited Term Tennessee Tax-Exempt Fund.
(b) For the period from January 1, 2000 through July 31, 2000.

                       See notes to financial statements

AMSOUTH FUNDS
Limited Term Tennessee Tax-Exempt Fund (a)

 Financial Highlights, Class A Shares

                         Six Months
                            Ended      Period Ended    Year Ended   Year Ended  Period Ended
                         January 31,     July 31,     December 31, December 31, December 31,
                            2001         2000 (b)         1999         1998       1997 (c)
                         -----------   ------------   ------------ ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $  9.81       $  9.69        $ 10.11      $ 10.13      $ 10.00
                           -------       -------        -------      -------      -------
Investment Activities
 Net investment income..      0.16          0.19           0.30         0.32         0.29
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.26          0.11          (0.40)        0.06         0.13
                           -------       -------        -------      -------      -------
 Total from Investment
  Activities............      0.42          0.30          (0.10)        0.38         0.42
                           -------       -------        -------      -------      -------
Distributions
 Net investment income..     (0.16)        (0.18)         (0.30)       (0.32)       (0.29)
 Net realized gains from
  investment
  transactions..........        --            --             --        (0.08)          --
 In excess of net
  realized gains........        --            --          (0.02)          --           --
                           -------       -------        -------      -------      -------
 Total Distributions....     (0.16)        (0.18)         (0.32)       (0.40)       (0.29)
                           -------       -------        -------      -------      -------
Net change in asset
 value..................      0.26          0.12          (0.42)       (0.02)        0.13
                           -------       -------        -------      -------      -------
Net Asset Value, End of
 Period.................   $ 10.07       $  9.81        $  9.69      $ 10.11      $ 10.13
                           =======       =======        =======      =======      =======
Total Return (excludes
 sales charge)..........      4.29%(d)      3.12%(d)      (1.00)%       3.76%        4.26%(d)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $14,426       $15,489        $19,361      $19,439      $22,893
Ratio of expenses to
 average net assets.....      1.27%(e)      1.16%(e)       1.08%        1.05%        0.98%(e)
Ratio of net investment
 income to average net
 assets.................      3.10%(e)      3.29%(e)       3.07%        3.11%        3.48%(e)
Ratio of expenses to
 average net assets*....      1.52%(e)      1.49%(e)       1.55%        1.52%        1.52%(e)
Portfolio turnover**....        33%           20%            52%         189%         179%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Fomerly ISG Limited Term Tennessee Tax-Exempt Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

MSOUTH FUNDS
Limited Term Tennessee Tax-Exempt Fund (a)


 Financial Highlights, Class B Shares

                           Six Months
                              Ended      Period Ended   Year Ended  Period Ended
                           January 31,     July 31,    December 31, December 31,
                              2001        2000 (b)+        1999       1998 (c)
                           -----------   ------------  ------------ ------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period.....    $ 9.81         $ 9.68        $10.10       $10.18
                             ------         ------        ------       ------
Investment Activities
 Net investment income...      0.12           0.15          0.22         0.20
 Net realized and
  unrealized gains
  (losses) from
  investments............      0.26           0.11         (0.40)          --
                             ------         ------        ------       ------
 Total from Investment
  Activities.............      0.38           0.26         (0.18)        0.20
                             ------         ------        ------       ------
Distributions
 Net investment income...     (0.12)         (0.13)        (0.22)       (0.20)
 Net realized gains from
  investment
  transactions...........        --             --            --        (0.08)
 In excess of net
  realized gains.........        --             --         (0.02)          --
                             ------         ------        ------       ------
 Total Distributions.....     (0.12)         (0.13)        (0.24)       (0.28)
                             ------         ------        ------       ------
Net change in asset
 value...................      0.26           0.13         (0.42)       (0.08)
                             ------         ------        ------       ------
Net Asset Value, End of
 Period..................    $10.07         $ 9.81        $ 9.68       $10.10
                             ======         ======        ======       ======
Total Return (excludes
 redemption charge)......      3.91%(d)       2.74%(d)     (1.84)%       1.94%(d)

Ratios/Supplemental Data:
Net Assets at end of
 period (000)............    $  356         $  289        $  612       $  732
Ratio of expenses to
 average net assets......      2.02%(e)       1.97%(e)      1.93%        2.05%(e)
Ratio of net investment
 income to average net
 assets..................      2.33%(e)       2.50%(e)      2.21%        2.02%(e)
Ratio of expenses to
 average net assets*.....      2.28%(e)       2.21%(e)      2.15%        2.27%(e)
Portfolio turnover**.....        33%            20%           52%         189%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment income (loss) is based on average shares outstanding during the period.
(a)  Formerly ISG Limited Term Tennessee Tax-Exempt Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 3, 1998 (commencement of operations) through December 31, 1998.
(d)  Not annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Prime Money Market Fund                                         January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Commercial Paper-Domestic* (58.1%)

                                                       Principal Amortized
                                                        Amount      Cost
                                                       --------- ----------

Aircraft Leasing (3.3%)
International Lease Finance Corp., 6.48%, 2/14/01..... $ 45,400  $   45,294
                                                                 ----------
Automotive-Finance (6.6%)
Ford Motor Credit Corp., 6.19%, 3/1/01................   45,000      44,783
General Motors Acceptance Corp., 6.52%, 2/12/01.......   45,000      44,911
                                                                 ----------
                                                                     89,694
                                                                 ----------
Banking (5.8%)
Bank of America, 6.52%, 2/2/01........................   34,000      33,994
Wells Fargo & Co., 6.35%, 3/9/01......................   45,000      44,714
                                                                 ----------
                                                                     78,708
                                                                 ----------
Beverages (3.2%)
Coca-Cola Co., 6.47%, 2/16/01.........................   44,000      43,882
                                                                 ----------
Consumer Goods (3.3%)
Anheuser Busch Cos, Inc., 6.46%, 2/20/01..............   33,000      32,888
Heinz (H.J.) Co., 6.48%, 2/6/01.......................   12,000      11,989
                                                                 ----------
                                                                     44,877
                                                                 ----------
Diversified Manufacturing (1.0%)
Minnesota Mining & Manufacturing Co.,
 6.40%, 2/27/01.......................................   13,500      13,438
                                                                 ----------
Electronics/Electrical Equipment (3.3%)
Emerson Electric Co., 6.36%, 3/16/01 (b)..............   45,000      44,658
                                                                 ----------
Financial Services (21.9%)
American Express Credit Corp., 6.43%, 2/8/01..........   45,000      44,944
American General Finance Corp., 6.48%, 2/22/01........   45,000      44,830
Associate Corp., 6.49%, 2/26/01.......................   33,000      32,851
GE Capital Corp., 5.50%, 3/23/01......................   44,000      43,664
IBM Credit Corp., 6.22%, 3/5/01.......................   45,000      44,751
Merrill Lynch & Co., 5.40%, 4/17/01...................   44,000      43,505
Morgan Stanley Dean Witter & Co., 6.25%, 3/26/01......   45,000      44,586
                                                                 ----------
                                                                    299,131
                                                                 ----------
Oil & Gas Exploration, Production, & Services (3.3%)
Texaco, Inc., 5.56%, 3/12/01..........................   45,000      44,729
                                                                 ----------
Retail (3.2%)
Wal-Mart Stores, Inc., 5.51%, 3/20/01.................   44,000      43,683
                                                                 ----------
Telecommunications (3.2%)
SBC Communications, Inc., 5.70%,......................   44,000      43,812
                                                                 ----------
TOTAL COMMERCIAL PAPER -- DOMESTIC....................              791,906
                                                                 ----------


 U.S. Government Agencies* (20.0%)

Federal Farm Credit Bank (3.8%)
5.45%, 3/7/01..................................................... 51,500 51,235
Federal Home Loan Bank (4.2%)
5.10%, 7/11/01.................................................... 59,000 57,664

 U.S. Government Agencies*, continued

                                                       Principal Amortized
                                                        Amount      Cost
                                                       --------- ----------

Federal National Mortgage Association (4.4%)
5.48%,4/19/01........................................  $ 59,000  $   58,308
                                                                 ----------
Freddie Mac (3.6%)
5.97%, 4/5/01........................................    50,000      49,478
                                                                 ----------
Private Export Funding (2.2%)
5.25%, 4/30/01.......................................    31,000      30,602
                                                                 ----------
U.S. Treasury Bills (1.8%)
5.02%, 03/22/01......................................    25,000      24,829
                                                                 ----------
TOTAL U.S. GOVERNMENT AGENCIES.......................               272,116
                                                                 ----------

 Repurchase Agreements (22.4%)

Cantor Fitzgerald, 5.75%, 2/1/01, dated 1/31/01, with
 a maturity value of $52,623 (Collateralized by
 $1,100 U.S Treasury Bond, 8.75%, 5/15/17, fair
 value -- $1,485; $3,000 U. S. Treasury Notes, 5.63%-
 5.75%, 10/31/02-2/15/06, fair value -- $3,119:
 $161,100 Federal Home Loan Bank, 0.00%, 8/25/12-
 8/25/27, fair value -- $29,185; $22,540 Fannie Mae
 0.00%-7.25%, 2/23/01-12/1/18, fair value --
  $19,963)...........................................    52,615      52,615
Prudential 5.74%, 2/1/01, dated 1/31/01, with a
 maturity Value of $133,047 (Collateralized by
 $60,888 Fannie Mae 5.50%, 1/12/14, fair value --
  $58,652)...........................................   133,026     133,026
Salomon Smith Barney 5.73%, 2/1/01, dated 1/31/01,
 with a maturity value of $120,140 (Collateralized by
 $ 2,551 U.S. Treasury Bill, 0.00%, 2/15/01 fair
 value -- $2,551; $22,674 U.S. Treasury Notes, 4.75%-
 5.87%, fair value --  $23,074; $70,628 Fannie Mae,
 6.00%-7.40%, 2/1/01-10/30/14 fair value -- $71,644;
 $2,042 Federal Farm Credit, 6.10%-6.60%, 1/16/02-
 2/6/04 fair value -- $2,076; $21,907 Freddie Mac,
 0.00%-7.50%, 2/6/01-12/7/10, fair value --  $22,157;
 $1,000 SLMA, 5.20%, 3/2/01 fair value -- $1,021)....   120,121     120,121
                                                                 ----------
TOTAL REPURCHASE AGREEMENTS..........................               305,762
                                                                 ----------
TOTAL INVESTMENTS
 (Cost $1,369,784) (a) -- 100.5%.....................             1,369,784
Liabilities in excess of other assets -- (0.5)%......                (7,179)
                                                                 ----------
NET ASSETS -- 100.0%.................................            $1,362,605
                                                                 ==========

---------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Represents a restricted security purchased under Section 4(2), which is exempt from registration under the Security Act of 1933, as Amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.
* Rates disclosed represent yield effective at purchase.
SLMA -- Student Loan Marketing Association

                       See notes to financial statements

AMSOUTH FUNDS
Prime Money Market Fund (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at amortized cost.............................        $1,064,022
Repurchase agreements, at cost.............................           305,762
                                                                   ----------
 Total Investments.........................................         1,369,784
Interest and dividends receivable..........................                49
Receivable for capital shares issued.......................                 1
Receivable from investment adviser.........................                 5
Prepaid expenses and other assets..........................                37
                                                                   ----------
 Total Assets..............................................         1,369,876
Liabilities:
Distributions payable...................................... $6,383
Accrued expenses and other payables:
 Investment advisory fees..................................    398
 Administration fees.......................................    134
 Distribution fees.........................................    182
 Custodian fees............................................     31
 Other.....................................................    143
                                                            ------
 Total Liabilities.........................................             7,271
                                                                   ----------
Net Assets:
Capital....................................................         1,362,663
Accumulated net realized losses from investment
 transactions..............................................               (58)
                                                                   ----------
Net Assets.................................................        $1,362,605
                                                                   ==========
Class A Shares (b)
 Net Assets................................................        $  534,307
 Shares outstanding........................................           534,354
 Offering and redemption price per share...................        $     1.00
                                                                   ==========
Class B Shares
 Net Assets................................................        $      982
 Shares outstanding........................................               982
 Offering price per share*.................................        $     1.00
                                                            ====== ==========
Trust Shares (c)
 Net Assets................................................        $  827,316
 Shares outstanding........................................           827,348
 Offering and redemption price per share...................        $     1.00
                                                                   ==========

---------
* Redemption price per share varies by length of time shares are held.
(a) Formerly AmSouth Prime Obligations Fund.
(b) Formerly Classic Shares.
(c) Formerly Premier Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income.............         $46,037
Expenses:
Investment advisory fees....  $2,802
Administration fees.........   1,400
Distribution fees -- Class B
 Shares.....................       4
Shareholder servicing
 fees -- Class A
 Shares (b).................     775
Shareholder servicing
 fees -- Trust Shares (c)...     585
Custodian fees..............     193
Accounting fees.............      24
Transfer agent fees.........     163
Other fees..................     198
                              ------
 Total expenses before
  voluntary fee
  reductions/reimbursements..          6,144
 Expenses voluntarily
  reduced/reimbursed........          (1,296)
                                     -------
 Net expenses...............           4,848
                                     -------
Net Investment Income.......          41,189
                                     -------
Change in net assets
 resulting from operations..         $41,189
                                     =======

                       See notes to financial statements

AMSOUTH FUNDS
Prime Money Market Fund (a)

 Statements of Changes in Net Assets

                                                       Six Months
                                                          Ended     Year Ended
                                                       January 31,   July 31,
                                                          2001         2000
                                                       -----------  ----------
                                                       (Unaudited)
                                                       (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income................................ $   41,189   $   52,032
                                                       ----------   ----------
Change in net assets resulting from operations........     41,189       52,032
                                                       ----------   ----------
Distributions to Class A Shareholders (b):
 From net investment income...........................    (18,000)     (18,553)
Distributions to Class B Shareholders:
 From net investment income...........................        (20)         (29)
Distributions to Trust Shareholders (c):
 From net investment income...........................    (23,169)     (33,450)
                                                       ----------   ----------
Change in net assets from shareholder distributions...    (41,189)     (52,032)
                                                       ----------   ----------
Change in net assets from capital transactions........    (15,159)     704,563
                                                       ----------   ----------
Change in net assets..................................    (15,159)     704,563
Net Assets:
 Beginning of period..................................  1,377,764      673,201
                                                       ----------   ----------
 End of period........................................ $1,362,605   $1,377,764
                                                       ==========   ==========

---------
(a) Formerly AmSouth Prime Obligations Fund.
(b) Formerly Classic Shares.
(c) Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Prime Money Market Fund (a)

 Financial Highlights, Class A Shares/\

                          Six Months
                             Ended       Year Ended Year Ended Year Ended Year Ended Period Ended
                          January 31,     July 31,   July 31,   July 31,   July 31,    July 31,
                             2001           2000       1999       1998       1997      1996 (b)
                          -----------    ---------- ---------- ---------- ---------- ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....   $  1.000       $  1.000   $  1.000   $  1.000   $  1.000    $  1.000
                           --------       --------   --------   --------   --------    --------
Investment Activities
 Net investment income..      0.029          0.051      0.044      0.049      0.048       0.016
                           --------       --------   --------   --------   --------    --------
 Total from Investment
  Activities............      0.029          0.051      0.044      0.049      0.048       0.016
                           --------       --------   --------   --------   --------    --------
Distributions
 Net investment income..     (0.029)        (0.051)    (0.044)    (0.049)    (0.048)     (0.016)
                           --------       --------   --------   --------   --------    --------
 Total Distributions....     (0.029)        (0.051)    (0.044)    (0.049)    (0.048)     (0.016)
                           --------       --------   --------   --------   --------    --------
Net change in asset val-
 ue.....................         --             --         --         --         --          --
Net Asset Value, End of
 Period.................   $  1.000       $  1.000   $  1.000   $  1.000   $  1.000    $  1.000
                           ========       ========   ========   ========   ========    ========
Total Return............       2.96%(d)       5.20%      4.48%      4.99%      4.90%       5.07%(c)

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........   $534,307       $645,275   $136,078   $116,960   $111,027    $125,075
Ratio of expenses to
 average net assets.....       0.77%(e)       0.75%      0.78%      0.79%      0.78%       0.81%(e)
Ratio of net investment
 income to average net
 assets.................       5.81%(e)       5.35%      4.40%      4.88%      4.76%       4.61%(e)
Ratio of expenses to
 average net assets*....       0.92%(e)       0.94%      0.94%      0.95%      0.93%       0.96%(e)

/\  Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
(a)  Formerly AmSouth Prime Obligations Fund.
(b) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares and the Fund commenced offering Classic Shares.
(c) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.55%.
(d)  Not annualized.
(e)  Annualized.

 Financial Highlights, Class B Shares

                              Six Months
                                 Ended      Year Ended Year Ended Period Ended
                              January 31,    July 31,   July 31,    July 31,
                                 2001          2000       1999      1998 (b)
                              -----------   ---------- ---------- ------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period..................    $ 1.000      $ 1.000    $ 1.000     $ 1.000
                                -------      -------    -------     -------
Investment Activities
 Net investment income......      0.025        0.042      0.035       0.005
                                -------      -------    -------     -------
 Total from Investment
  Activities................      0.025        0.042      0.035       0.005
                                -------      -------    -------     -------
Distributions
 Net investment income......     (0.025)      (0.042)    (0.035)     (0.005)
                                -------      -------    -------     -------
 Total Distributions........     (0.025)      (0.042)    (0.035)     (0.005)
                                -------      -------    -------     -------
Net change in asset value...         --           --         --          --
                                -------      -------    -------     -------
Net Asset Value, End of
 Period.....................    $ 1.000      $ 1.000    $ 1.000     $ 1.000
                                =======      =======    =======     =======
Total Return (excludes
 redemption charge).........       2.57%(c)     4.31%      3.55%       0.49%(c)

Ratios/Supplemental Data:
Net Assets at end of period
 (000)......................    $   982(d)   $   727    $   224     $     1
Ratio of expenses to average
 net assets.................       1.52%(d)     1.61%      1.69%       1.85%(d)
Ratio of net investment
 income to average net
 assets.....................       5.03%(d)     4.35%      4.51%       3.83%(d)
Ratio of expenses to average
 net assets*................       1.67%(d)     1.69%      1.70%       1.88%(d)

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Formerly AmSouth Prime Obligations Fund.
(b) For the period from June 15, 1998 (commencement of operations) through July 31, 1998.
(c) Not annualized.
(d) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Prime Money Market Fund (a)


 Financial Highlights, Trust Clas/\

                         Six Months
                            Ended       Year Ended Year Ended Year Ended Year Ended   Year Ended
                         January 31,     July 31,   July 31,   July 31,   July 31,     July 31,
                            2001           2000       1999       1998       1997       1996 (b)
                         -----------    ---------- ---------- ---------- ----------   ----------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....  $  1.000       $  1.000   $  1.000   $  1.000   $  1.000     $  1.000
                          --------       --------   --------   --------   --------     --------
Investment Activities
 Net investment income..     0.030          0.052      0.045      0.050      0.049        0.050
                          --------       --------   --------   --------   --------     --------
 Total from Investment
  Activities............     0.030          0.052      0.045      0.050      0.049        0.050
                          --------       --------   --------   --------   --------     --------
Distributions
 Net investment income..    (0.030)        (0.052)    (0.045)    (0.050)    (0.049)      (0.050)
                          --------       --------   --------   --------   --------     --------
 Total Distributions....    (0.030)        (0.052)    (0.045)    (0.050)    (0.049)      (0.050)
                          --------       --------   --------   --------   --------     --------
Net change in asset
 value..................        --             --         --         --         --           --
                          --------       --------   --------   --------   --------     --------
Net Asset Value, End of
 Period.................  $  1.000       $  1.000   $  1.000   $  1.000   $  1.000     $  1.000
                          ========       ========   ========   ========   ========     ========
Total Return............      3.03%(d)       5.31%      4.59%      5.09%      5.00%        5.10%

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........  $827,316       $731,762   $536,899   $479,974   $416,966     $478,542
Ratio of expenses to
 average net assets.....      0.63%(e)       0.67%      0.68%      0.69%      0.68%        0.71%
Ratio of net investment
 income to average net
 assets.................      5.94%(e)       5.24%      4.51%      4.98%      4.89%        5.00%
Ratio of expenses to
 average net assets*....      0.83%(e)       0.76%      0.69%      0.70%          (c)          (c)

/\ Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
(a)  Formerly AmSouth Prime Obligations Fund.
(b) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares and the Fund commenced offering Classic Shares.
(c)  There were no fee reductions in this period.
(d)  Not annualized.
(e)  Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
U.S. Treasury Money Market Fund                                 January 31, 2001
                                                                     (Unaudited)
                                                          (Amounts in thousands)

 U.S. Treasury Bills* (53.1%)

                                                             Principal Amortized
                                                              Amount     Cost
                                                             --------- ---------

4.92%, 1/18/01.............................................. $  18,000 $ 17,658
5.54%, 2/8/01...............................................    20,500   20,481
5.96%, 3/1/01...............................................    16,000   15,926
6.01%, 3/15/01..............................................    17,000   16,881
5.60%, 3/29/01..............................................    14,500   14,373
6.05%, 4/5/01...............................................    17,000   16,822
6.10%, 4/19/01..............................................    17,000   16,778
5.96%, 5/1/01...............................................    19,000   18,692
5.81%, 5/24/01..............................................    13,000   12,767
5.45%, 6/7/01...............................................    17,000   16,676
4.86%, 7/5/01...............................................     9,000    8,811
4.75%, 7/19/01..............................................    17,000   16,623
                                                                       --------
TOTAL U.S. TREASURY BILLS...................................            192,488
                                                                       --------

 U.S. Treasury Notes (8.6%)

5.37%, 2/15/01..............................................    15,000   14,994
5.00%, 4/30/01..............................................    14,000   13,957
5.25%, 5/31/01..............................................     2,000    1,994
                                                                       --------
TOTAL U.S. TREASURY NOTES...................................             30,945
                                                                       --------

 Repurchase Agreements (35.0%)

                                                            Principal Amortized
                                                             Amount     Cost
                                                            --------- ---------

Goldman Sachs, 5.67%, 2/1/01, dated 1/31/01, with a
 maturity value of $63,337 (Collateralized by $62,289 U.S.
 Treasury Note 5.07%, 9/3/02, fair value -- $64,594)....... $  63,327 $ 63,327
Salomon Smith Barney, 5.64%, 2/1/01, dated 1/31/01, with a
 maturity value of $63,337 (Collateralized by $58,375 U.S.
 Treasury Note 6.25%, 5/15/30, fair value -- $64,696)......    63,327   63,327
                                                                      --------
TOTAL REPURCHASE AGREEMENTS................................            126,654
                                                                      --------
TOTAL INVESTMENTS
 (Cost $350,087) (a) -- 96.7%..............................            350,087
Liabilities in excess of other
 assets -- 3.3%............................................             11,794
                                                                      --------
NET ASSETS -- 100.0%.......................................           $361,881
                                                                      ========

---------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Rates disclosed represent yield effective at purchase.

                       See notes to financial statements

AMSOUTH FUNDS
U.S. Treasury Money Market Fund (a)

 Statement of Assets and Liabilities

                                                   January 31, 2001 (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at amortized cost................................         $223,433
Repurchase agreements, at cost................................          126,654
                                                                       --------
 Total Investments............................................          350,087
Cash..........................................................           12,752
Interest and dividends receivable.............................              594
Collateral for securities loaned, at fair value...............           74,326
Prepaid expenses and other assets.............................               25
                                                                       --------
 Total Assets.................................................          437,784
Liabilities:
Distributions payable......................................... $ 1,366
Payable upon return of securities loaned......................  74,326
Accrued expenses and other payables:
 Investment advisory fees.....................................      91
 Administration fees..........................................      62
 Distribution fees............................................      27
 Custodian fees...............................................       7
 Other........................................................      24
                                                               -------
 Total Liabilities............................................           75,903
                                                                       --------
Net Assets:
Capital.......................................................          361,873
Accumulated net investment income.............................                7
Accumulated net realized gains from investment transactions...                1
                                                                       --------
Net Assets....................................................         $361,881
                                                                       ========
Class A Shares (b)
 Net Assets...................................................         $  8,882
 Shares outstanding...........................................            8,882
 Offering and redemption price per share......................         $   1.00
                                                                       ========
Trust Shares (c)
 Net Assets...................................................         $352,999
 Shares outstanding...........................................          352,992
 Offering and redemption price per share......................         $   1.00
                                                                       ========

---------
(a)  Formerly AmSouth U.S. Treasury Fund.
(b)  Formerly Classic Shares.
(c)  Formerly Premier Shares.
 Statement of Operations

                                  Six Months Ended January 31, 2001 (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income....................................................      $8,892
Income from securities lending.....................................          29
                                                                         ------
 Total Investment Income...........................................       8,921
Expenses:
Investment advisory fees........................................... $571
Administration fees................................................  285
Shareholder servicing fees -- Class A Shares (b)...................   13
Shareholder servicing fees -- Trust Shares (c).....................  206
Custodian fees.....................................................   39
Accounting fees....................................................    6
Transfer agent fees................................................   35
Other fees.........................................................   67
                                                                    ----
 Total expenses before voluntary fee reductions....................       1,222
 Expenses voluntarily reduced......................................        (145)
                                                                         ------
 Net expenses......................................................       1,077
                                                                         ------
Net Investment Income..............................................       7,844
                                                                         ------
Change in net assets resulting from operations.....................      $7,844
                                                                         ======

                       See notes to financial statements

AMSOUTH FUNDS
U.S. Treasury Money Market Fund (a)


 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................  $  7,844    $ 13,697
                                                          --------    --------
Change in net assets resulting from operations..........     7,844      13,697
                                                          --------    --------
Distributions to Class A Shareholders (b):
 From net investment income.............................      (275)       (291)

Distributions to Trust Shareholders (c):
 From net investment income.............................    (7,569)    (13,406)
                                                          --------    --------
Change in net assets from shareholder distributions.....    (7,844)    (13,697)
                                                          --------    --------
Change in net assets from capital transactions..........    63,192     (26,548)
                                                          --------    --------
Change in net assets....................................    63,192     (26,548)

Net Assets:
 Beginning of period....................................   298,689     325,237
                                                          --------    --------
 End of period..........................................  $361,881    $298,689
                                                          ========    ========

---------
(a) Formerly AmSouth U.S. Treasury Fund.
(b) Formerly Classic Shares.
(c) Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
U.S. Treasury Money Market Fund (a)

 Financial Highlights, Class A Shares/\

                          Six Months
                             Ended      Year Ended Year Ended Year Ended Period Ended
                          January 31,    July 31,   July 31,   July 31,    July 31,
                             2001          1999       1998       1997      1996 (b)
                          -----------   ---------- ---------- ---------- ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $ 1.000      $ 1.000    $ 1.000    $ 1.000     $ 1.000
                            -------      -------    -------    -------     -------
Investment Activities
 Net investment income..      0.027        0.040      0.046      0.045       0.015
                            -------      -------    -------    -------     -------
 Total from Investment
  Activities............      0.027        0.040      0.046      0.045       0.015
                            -------      -------    -------    -------     -------
Distributions
 Net investment income..     (0.027)      (0.040)    (0.046)    (0.045)     (0.015)
                            -------      -------    -------    -------     -------
 Total Distributions....     (0.027)      (0.040)    (0.046)    (0.045)     (0.015)
                            -------      -------    -------    -------     -------
Net change in asset
 value..................         --           --         --         --          --
                            -------      -------    -------    -------     -------
Net Asset Value, End of
 Period.................    $ 1.000      $ 1.000    $ 1.000    $ 1.000     $ 1.000
                            =======      =======    =======    =======     =======
Total Return............       2.73%(d)     4.06%      4.67%      4.60%       4.90%(c)

Ratios/Supplemental
 Data:
Net Assets at end of pe-
 riod (000).............    $ 8,882      $ 4,390    $ 8,070    $ 9,885     $12,263
Ratio of expenses to av-
 erage net assets.......       0.90%(e)     0.79%      0.80%      0.79%       0.82%(e)
Ratio of net investment
 income to average net
 assets.................       5.36%(e)     4.03%      4.57%      4.50%       4.44%(e)
Ratio of expenses to av-
 erage net assets*......       0.95%(e)     0.95%      0.95%      0.94%       0.97%(e)

/\  Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Formerly AmSouth U.S. Treasury Fund.
(b) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares and the Fund commenced offering Classic Shares.
(c) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.49%.
(d)  Not Annualized.
(e)  Annualized.

 Financial Highlights, Trust Shares/\

                         Six Months
                            Ended       Year Ended Year Ended Year Ended   Year Ended
                         January 31,     July 31,   July 31,   July 31,     July 31,
                            2001           1999       1998       1997       1996 (b)
                         -----------    ---------- ---------- ----------   ----------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....  $  1.000       $  1.000   $  1.000   $  1.000     $  1.000
                          --------       --------   --------   --------     --------
Investment Activities
 Net investment income..     0.028          0.041      0.047      0.046        0.048
                          --------       --------   --------   --------     --------
 Total from Investment
  Activities............     0.028          0.041      0.047      0.046        0.048
                          --------       --------   --------   --------     --------
Distributions
 Net investment income..    (0.028)        (0.041)    (0.047)    (0.046)      (0.048)
                          --------       --------   --------   --------     --------
 Total Distributions....    (0.028)        (0.041)    (0.047)    (0.046)      (0.048)
                          --------       --------   --------   --------     --------
Net change in asset
 value..................        --             --         --         --           --
                          --------       --------   --------   --------     --------
Net Asset Value, End of
 Period.................  $  1.000       $  1.000   $  1.000   $  1.000     $  1.000
                          ========       ========   ========   ========     ========
Total Return............      2.81%(d)       4.16%      4.77%      4.70%        4.93%

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........  $352,999       $320,847   $352,055   $309,361     $368,162
Ratio of expenses to
 average net assets.....      0.75%(e)       0.69%      0.70%      0.69%        0.71%
Ratio of net investment
 income to average net
 assets.................      5.50%(e)       4.10%      4.67%      4.60%        4.82%
Ratio of expenses to
 average net assets*....      0.85%(e)       0.70%      0.70%          (c)          (c)

/\  Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Formerly AmSouth U.S. Treasury Fund.
(b) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares and the Fund commenced offering Classic Shares.
(c) There were no fee reductions in this period.
(d) Not Annualized.
(e) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Treasury Reserve Money Market Fund                              January 31, 2001
                                                                     (Unaudited)
                                                          (Amounts in thousands)

 U.S. Treasury Bills* (38.8%)

                                                            Principal Amortized
                                                             Amount     Cost
                                                            --------- ---------

6.16%, 3/1/01.............................................  $  25,000 $ 24,881
5.90%, 3/15/01............................................     20,000   19,861
5.70%, 4/5/01.............................................     23,000   22,778
5.22%, 4/19/01............................................     20,000   19,739
4.98%, 5/3/01.............................................     21,000   20,706
6.07%, 5/17/01............................................     26,000   25,634
5.79%, 6/14/01............................................     25,000   24,467
5.36%, 7/5/01.............................................     15,000   14,694
                                                                      --------
TOTAL U.S. TREASURY BILLS.................................             172,760
                                                                      --------

 U.S. Treasury Notes (12.8%)

7.75%, 2/15/01............................................     20,000   20,010
5.25%, 5/31/01............................................     17,000   16,941
6.63%, 7/31/01............................................     20,000   20,040
                                                                      --------
TOTAL U.S. TREASURY NOTES.................................              56,991
                                                                      --------

 Repurchase Agreements (48.7%)

Goldman Sachs, 5.65%, 2/1/01, dated 1/31/01, with a
 maturity value of $108,379 (Collateralized by $27,807
 U.S. Treasury Bond 6.75%, 8/15/26, fair value -- $27,908;
 $76,942 U.S. Treasury Notes 6.25%-6.50%, 2/28/02-
 10/15/06, fair value -- $82,622).........................    108,362  108,362
Salomon Smith Barney, 5.65%, 2/1/01, dated 1/31/01, with a
 maturity value of $108,379 (Collateralized by $87,390
 U.S. Treasury Note 6.50%, 5/5/15, fair value -- $93,733;
 $12,865 U.S. Treasury Bond 10.38%, 11/12/15, fair
 value -- $16,821)........................................    108,362  108,362
                                                                      --------
TOTAL REPURCHASE AGREEMENTS...............................             216,724
                                                                      --------
TOTAL INVESTMENTS
 (Cost $446,475) (a) -- (100.3%)..........................             446,475
Liabilities in excess of other
 assets -- (0.3)%.........................................              (1,288)
                                                                      --------
NET ASSETS -- 100.0%......................................            $445,187
                                                                      ========

---------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Rates disclosed represent yield effective at purchase.


                       See notes to financial statements

AMSOUTH FUNDS
Treasury Reseve Money Market Fund (a)

 Statement of Assets and Liabilities

                                                               January 31, 2001
                   (Amounts in thousands, except per share amounts) (Unaudited)

Assets:
Investments, at amortized cost.............................          $229,751
Repurchase agreements, at cost.............................           216,724
                                                                     --------
 Total Investments.........................................           446,475
Interest and dividends receivable..........................               915
Receivable for capital shares issued.......................                12
Receivable from investment adviser.........................                12
Collateral for securities loaned, at fair value............           108,035
Prepaid expenses and other assets..........................                28
                                                                     --------
 Total Assets..............................................           555,477
Liabilities:
Distributions payable...................................... $  1,906
Payable for capital shares redeemed........................       41
Payable upon return of securities loaned...................  108,035
Accrued expenses and other payables:
 Investment advisory fees..................................      123
 Administration fees.......................................       42
 Shareholder servicing fee.................................       47
 Custodian fees............................................       10
 Other.....................................................       86
                                                            --------
 Total Liabilities.........................................           110,290
                                                                     --------
Net Assets:
Capital....................................................           445,190
Accumulated net investment income..........................                 4
Accumulated net realized losses from investment
 transactions..............................................                (7)
                                                                     --------
Net Assets.................................................          $445,187
                                                                     ========
Class A Shares
 Net Assets................................................          $105,873
 Shares outstanding........................................           105,880
 Offering and redemption price per share...................          $   1.00
                                                                     ========
Trust Shares (b)
 Net Assets................................................          $339,314
 Shares outstanding........................................           339,329
 Offering and redemption price per share...................          $   1.00
                                                                     ========

---------
(a) Formerly ISG Treasury Money Market Fund.
(b) Formerly Institutional Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                             (Amounts in thousands) (Unaudited)

Investment Income:
Interest income...................................................      $13,281
Income from securities lending....................................           40
                                                                        -------
 Total Investment Income..........................................       13,321
Expenses:
Investment advisory fees.......................................... $844
Administration fees...............................................  422
Shareholder servicing fees -- Class A Shares......................  144
Shareholder servicing fees -- Trust Shares (b)....................  230
Custodian fees....................................................   58
Accounting fees...................................................    8
Transfer agent fees...............................................   56
Other fees........................................................   79
                                                                   ----
 Total expenses before voluntary fee reductions/reimbursements....        1,841
 Expenses voluntarily reduced/reimbursed..........................         (475)
                                                                        -------
 Net expenses.....................................................        1,366
                                                                        -------
Net Investment Income.............................................       11,955
                                                                        -------
Change in net assets resulting from operations....................      $11,955
                                                                        =======

                       See notes to financial statements

AMSOUTH FUNDS
Treasury Reseve Money Market Fund (a)

 Statements of Changes in Net Assets

                                          Six Months
                                             Ended    Period Ended  Year Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)       1999
                                          ----------- ------------ ------------
                                          (Unaudited)
                                                 (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................   $ 11,955     $ 13,999     $ 20,806
                                           --------     --------     --------
Change in net assets resulting from
 operations.............................     11,955       13,999       20,806
                                           --------     --------     --------
Distributions to Class A Shareholders:
 From net investment income.............     (3,227)      (4,361)      (6,819)
Distributions to Trust Shareholders (c):
 From net investment income.............     (8,728)      (9,638)     (13,987)
                                           --------     --------     --------
Change in net assets from shareholder
 distributions..........................    (11,955)     (13,999)     (20,806)
                                           --------     --------     --------
Change in net assets from capital
 transactions...........................     20,740      (60,565)       7,558
                                           --------     --------     --------
Change in net assets....................     20,740      (60,565)       7,558
Net Assets:
 Beginning of period....................    424,447      485,012      477,454
                                           --------     --------     --------
 End of period..........................   $445,187     $424,447     $485,012
                                           ========     ========     ========

---------
(a) Formerly ISG Treasury Money Market Fund.
(b) For the period from January 1, 2000 through July 31, 2000.
(c) Formerly Institutional Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Treasury Reserve Money Market Fund (a)

 Financial Highlights, Class A Shares

                         Six Months
                            Ended       Period Ended    Year Ended   Year Ended   Year Ended    Year Ended   Year Ended
                         January 31,      July 31,     December 31, December 31, December 31,  December 31, December 31,
                            2001          2000 (b)         1999         1998         1997          1996         1995
                         -----------    ------------   ------------ ------------ ------------  ------------ ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....  $  1.000        $  1.000       $  1.000     $  1.000     $ 1.000       $ 1.000      $  1.000
                          --------        --------       --------     --------     -------       -------      --------
Investment Activities
 Net investment income..     0.028           0.030          0.043        0.046       0.047         0.047         0.053
                          --------        --------       --------     --------     -------       -------      --------
 Total from Investment
  Activities............     0.028           0.030          0.043        0.046       0.047         0.047         0.053
                          --------        --------       --------     --------     -------       -------      --------
Distributions
 Net investment income..    (0.028)         (0.030)        (0.043)      (0.046)     (0.047)       (0.047)       (0.053)
                          --------        --------       --------     --------     -------       -------      --------
 Total Distributions....    (0.028)         (0.030)        (0.043)      (0.046)     (0.047)       (0.047)       (0.053)
                          --------        --------       --------     --------     -------       -------      --------
Net change in asset
 value..................        --              --             --           --          --            --            --
                          --------        --------       --------     --------     -------       -------      --------
Net Asset Value, End of
 Period.................  $  1.000        $  1.000       $  1.000     $  1.000     $ 1.000       $ 1.000      $  1.000
                          ========        ========       ========     ========     =======       =======      ========
Total Return............      2.91%(c)        3.07%(c)       4.38%        4.68%       4.78%         4.78%         5.41%

Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........  $105,873        $143,901       $143,208     $167,475     $77,065       $78,308      $168,430
Ratio of expenses to
 average net assets.....      0.72%(d)        0.65%(d)       0.60%        0.77%       0.75%         0.56%         0.50%
Ratio of net investment
 income to average net
 assets.................      5.61%(d)        5.21%(d)       4.28%        4.56%       4.68%         4.72%         5.28%
Ratio of expenses to
 average net assets*....      0.94%(d)        0.86%(d)       0.70%        0.78%           (e)       0.74%         0.75%

* During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
(a) Formerly ISG Treasury Money Market Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) Not annualized.
(d) Annualized.
(e) There were no fee reductions in this period.

 Financial Highlights, Trust Shares/\

                         Six Months
                            Ended       Period Ended    Year Ended   Year Ended    Year Ended   Period Ended
                         January 31,      July 31,     December 31, December 31,  December 31,  December 31,
                            2001          2000 (b)         1999         1998          1997        1996 (c)
                         -----------    ------------   ------------ ------------  ------------  ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....  $  1.000        $  1.000       $  1.000     $  1.000      $  1.000      $  1.000
                          --------        --------       --------     --------      --------      --------
Investment Activities
 Net investment income..     0.029           0.031          0.043        0.048         0.049         0.024
                          --------        --------       --------     --------      --------      --------
 Total from Investment
  Activities............     0.029           0.031          0.043        0.048         0.049         0.024
                          --------        --------       --------     --------      --------      --------
Distributions
 Net investment income..    (0.029)         (0.031)        (0.043)      (0.048)       (0.049)       (0.024)
                          --------        --------       --------     --------      --------      --------
 Total Distributions....    (0.029)         (0.031)        (0.043)      (0.048)       (0.049)       (0.024)
                          --------        --------       --------     --------      --------      --------
Net change in asset
 value..................        --              --             --           --            --            --
                          --------        --------       --------     --------      --------      --------
Net Asset Value, End of
 Period.................  $  1.000        $  1.000       $  1.000     $  1.000      $  1.000      $  1.000
                          ========        ========       ========     ========      ========      ========

Total Return............      2.91%(d)        3.10%(d)       4.39%        4.93%         5.05%         2.43%(d)
Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........  $339,314        $280,546       $341,803     $309,979      $114,175      $109,698
Ratio of expenses to
 average net assets.....      0.62%(e)        0.61%(e)       0.59%        0.53%         0.50%         0.52%(e)
Ratio of net investment
 income to average net
 assets.................      5.69%(e)        5.24%(e)       4.31%        4.78%         4.94%         4.78%(e)
Ratio of expenses to
 average net assets*....      0.85%(e)        0.76%(e)       0.60%            (f)           (f)           (f)

/\  Formerly Institutional Shares.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
(a) Formerly ISG Treasury Money Market Fund.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from July 1, 1996 (commencement of operations) through December 31, 1996.
(d) Not annualized.
(e) Annualized.
(f) There were no fee reductions in this period.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Tax-Exempt Money Market Fund                                    January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Demand Notes (46.1%)

                                                            Shares or
                                                            Principal Amortized
                                                             Amount     Cost
                                                            --------- ---------

Alabama (12.8%)
Alabama State Housing Finance Authority, Multi Family
 Housing Revenue, Rime Village Hoover Project, Series A,
 4.00%*, 2/4/01**, FNMA...................................   $2,000   $  2,000
Alabama State Housing Finance Authority, Multi Family
 Housing Revenue, Rime Village Huntsville Project, Series
 B, 4.10%*, 2/1/01**, FNMA................................    1,500      1,500
Bessemer Alabama Medical Clinic Board Revenue, 4.70%*,
 2/1/01**, Allied Irish Bank PLC..........................    3,000      3,000
City of Birmingham, Series 1992A, GO, 4.05%*, 2/5/01**....    2,000      2,000
Columbia Alabama Industrial Development Board PCR, 4.10%*,
 2/1/01**.................................................    1,600      1,600
Columbia, Industrial Development Board, PCR, Alabama Power
 Co. Project,
 Series D, 4.50%*, 2/1/01**...............................      350        350
Eutaw Alabama Industrial Development Board PCR, 4.10%*,
 2/1/01**, Alabama Power..................................    4,000      4,000
Homewood Educational Building Authority Revenue,
 Educational Facilities, Samford University, 5.30%*,
 2/1/01**.................................................    5,700      5,700
Jacksonville Industrial Development Board, Industrial
 Revenue, Parker Hannifin Corporation, 4.55%*, 2/3/01**...    1,000      1,000
Mobile Industrial Development Board, PCR, Alabama Power
 Co. Project, Series B, 4.55%*, 2/6/01**..................    2,000      2,000
Port City Medical Clinic Board Mobile Alabama Revenue,
 4.50%*, 2/5/01**.........................................    2,000      2,000
Stevenson, Industrial Development Board, Environmental
 Improvement Revenue, Mead Corporation. Project, 4.15%*,
 2/1/01**.................................................       65         65
                                                                      --------
                                                                        25,215
                                                                      --------
Connecticut (2.5%)
Connecticut State Health & Educational Facilities
 Authority Revenue, Yale University, Series T-1, 4.20%*,
 2/1/01**.................................................    5,000      5,000
                                                                      --------
Florida (3.6%)
Collier County Florida Health Facs Authority Hospital
 Revenue, 4.20%*, 2/1/01**................................    7,200      7,200
                                                                      --------
Georgia (0.5%)
Cobb County Housing Authority, Multi Family Housing
 Revenue, Post Mill Project, 4.00%*, 2/7/01**, FNMA.......    1,000      1,000
                                                                      --------

 Demand Notes, continued

                                                            Shares or
                                                            Principal Amortized
                                                             Amount     Cost
                                                            --------- ---------

Illinois (4.9%)
Elmhurst Revenue, Joint Common Accredation, 4.55%*,
 2/1/01**.................................................   $4,785   $  4,785
Illinois Developmental Finance Authority Revenue, Provena
 Health, Series C, 4.90%*, 2/7/01**.......................    5,000      5,000
                                                                      --------
                                                                         9,785
                                                                      --------
Kansas (0.2%)
Kansas State Department Transportation Highway Revenue,
 4.20%*, 2/1/01**.........................................      400        400
                                                                      --------
Michigan (0.5%)
Delta County, Economic Development Corporation.,
 Environmental Improvement Revenue, Mead Escanaba Paper,
 Series C, 4.20%*, 2/1/01**...............................      900        900
                                                                      --------
Nevada (1.1%)
Reno Hospital Revenue, St. Mary's Regional Medical Center,
 Series B, 4.25%*, 2/1/01**, MBIA.........................    2,100      2,100
                                                                      --------
New York (2.5%)
New York, Series F-3, GO, 3.90%*, 2/7/01**................    5,000      5,000
                                                                      --------
Ohio (2.5%)
Montgomery County Ohio Revenue, 4.10%*, 2/1/01**..........    5,000      5,000
                                                                      --------
Oregon (0.5%)
Port of Portland, Reynolds Metals, 4.20%*, 2/1/01**, Bank
 of Nova Scotia...........................................      900        900
                                                                      --------
Pennsylvania (1.9%)
Allegheny County Hospital Development Authority Revenue,
 St. Francis Medical Center, 4.80%*, 2/1/01**.............    3,400      3,400
South Fork Municipal Authority Hospital, Revenue, 4.20%*,
 2/1/01**.................................................      400        400
                                                                      --------
                                                                         3,800
                                                                      --------
Tennessee (6.6%)
Metropolitan Government, Nashville & Davidson County,
 Industrial Development Board Revenue, Country Music Hall
 of Fame, 4.50%*, 2/1/01**................................    5,000      5,000
Shelby County Health, Educational & Housing Facilities
 Board Revenue, Multi Family Housing, Wyndridge, 4.05%*,
 2/7/01**.................................................    8,000      8,000
                                                                      --------
                                                                        13,000
                                                                      --------
Texas (3.4%)
Denton Independent School District, GO, 4.33%*, 2/1/01**,
 PSF-GTD..................................................    5,000      5,000
Lone Star Texas Airport Improvement Authority, A1, 4.25%*,
 2/1/01**.................................................      900        900

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Tax-Exempt Money Market Fund                                    January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Demand Notes, continued

                                                             Shares or
                                                             Principal Amortized
                                                              Amount     Cost
                                                             --------- ---------

Texas, continued
North Central Texas Health Facilities Development
 Corporation, Revenue, 4.25%*, 2/1/01**, MBIA..............   $  900   $    900
                                                                       --------
                                                                          6,800
                                                                       --------
Washington (2.5%)
Washington State, Series VR 96B, GO, 3.85%*, 2/7/01**......    5,000      5,000
                                                                       --------
TOTAL DEMAND NOTES.........................................              91,100
                                                                       --------

 Municipal Bonds (37.4%)

Alabama (1.0%)
Hoover Board of Education, Special Tax School Warrants, Tax
 Anticipation Warrants, 6.63%, 2/1/09, Prerefunded 2/1/01 @
 102, AMBAC................................................    2,000      2,040
                                                                       --------
Arizona (0.3%)
Phoenix Arizona, 6.00%, 7/1/01.............................      550        557
                                                                       --------
Connecticut (0.5%)
Norwalk Connecticut., 4.30%, 2/15/01.......................    1,000      1,000
                                                                       --------
District of Columbia (0.7%)
District of Columbia, 4.50%, 6/1/01, MBIA..................      300        301
District of Columbia Revenue, 4.30%, 4/1/01, MBIA..........    1,000      1,002
                                                                       --------
                                                                          1,303
                                                                       --------
Georgia (1.3%)
De Kalb County Georgia, 5.30%, 1/1/02......................    2,565      2,620
                                                                       --------
Hawaii (1.0%)
Hawaii State, 4.70%, 2/1/01................................    2,000      2,000
                                                                       --------
Illinois (1.9%)
Winnebago & Boone Counties School District No. 205, GO,
 ETM, 7.13%, 2/1/01, FSA...................................    3,800      3,800
                                                                       --------
Indiana (5.5%)
Carmel Clay Indiana Schools, 3.50%, 12/31/01,..............   10,000     10,031
Center Grove Inn High School Building Corporation, 4.25%,
 7/5/01, FSA...............................................      915        920
                                                                       --------
                                                                         10,951
                                                                       --------
Kansas (0.1%)
Kansas State Development Finance Authority Revenue, 4.00%,
 6/1/01 FSA................................................      100        100
                                                                       --------
Louisiana (0.4%)
Lafayette Louisiana Public Import Sales Tax, 4.35%, 5/1/01,
 FGIC......................................................      500        502
Orleans Parish School Board, ETM, 8.50%, 2/1/01 MBIA.......      100        100

 Municipal Bonds, continued

                                                            Shares or
                                                            Principal Amortized
                                                             Amount     Cost
                                                            --------- ---------

Louisiana, continued
St. Tammany Parish Wide School District No. 12, GO, 6.50%,
 3/1/11, Prerefunded 3/1/01 @ 100, FGIC                      $  170   $    170
                                                                      --------
                                                                           772
                                                                      --------
Massachusetts (4.3%)
Nashoba Massachusetts Regular School District, 5.15%,
 5/4/01...................................................      500        501
Pittsfield Massachusetts, 5.00%, 10/12/01.................    8,000      8,106
                                                                      --------
                                                                         8,607
                                                                      --------
Michigan (0.1%)
Gibraltar Michigan School District, 4.88%, 5/1/01, MBIA...      100        100
                                                                      --------
Minnesota (0.6%)
Minneapolis Minnesota Supplementary School District,
 5.00%, 2/1/01............................................      600        600
St Paul Minnesota, Series A, 4.70%, 4/1/01................      500        501
Winona Minnesota Independent School District No 861,
 4.10%, 2/1/01............................................      100        100
                                                                      --------
                                                                         1,201
                                                                      --------
Mississippi (0.5%)
Harrison County Mississippi Wastewater Management & Solid
 Waste, 4.25%, 2/1/01, FGIC...............................    1,000      1,000
                                                                      --------
Missouri (0.3%)
Independence Missouri Water Utility Revenue, 3.60%,
 11/1/01..................................................      600        602
                                                                      --------
New Jersey (1.6%)
Cranbury Township New Jersey, 4.25%, 1/10/02..............    2,650      2,674
Jackson Township New Jersey District, School Building
 Reserve Funding, 4.50%, 12/15/01, FSA....................      500        506
                                                                      --------
                                                                         3,180
                                                                      --------
New York (0.4%)
New York State Dormitory Authority Revenue, 4.50%,
 2/15/01, MBIA............................................      380        380
New York State Dormitory Authority Revenue, 4.25%, 7/1/01,
 MBIA.....................................................      370        372
                                                                      --------
                                                                           752
                                                                      --------
North Carolina (0.1%)
North Carolina Medical Care Community Hospital Revenue,
 Gaston Health Care Project, 4.10%, 2/15/01...............      100        100
                                                                      --------
Ohio (0.2%)
State Higher Educational Facility Revenue, Wittenberg
 University, 3.55%, 6/1/01, AMBAC.........................      340        341
                                                                      --------

                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Tax-Exempt Money Market Fund                                    January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Municipal Bonds, continued

                                                             Shares or
                                                             Principal Amortized
                                                              Amount     Cost
                                                             --------- ---------

Oklahoma (1.5%)
Tulsa County Oklahoma, 3.60%, 11/1/01......................   $1,925   $  1,933
Tulsa County Oklahoma Independent School District No 9
 Union, 4.50%, 6/1/01......................................    1,000      1,005
                                                                       --------
                                                                          2,938
                                                                       --------
Oregon (0.1%)
Salem Oregon Water & Sewer Revenue, 4.80%, 6/1/01, MBIA....      100        100
                                                                       --------
South Dakota (0.5%)
Sioux Falls South Dakota Tax Revenue, 4.50%, 11/15/01,
 AMBAC.....................................................      500        505
South Dakota State Building Authority Lease Revenue, 4.60%,
 12/1/01, AMBAC............................................      500        505
                                                                       --------
                                                                          1,010
                                                                       --------
Tennessee (0.6%)
Giles County, GO, 4.10%, 2/1/01, FGIC......................      395        395
Newport Electric Systems Revenue, 4.60%, 3/1/01, AMBAC.....      235        235
Tennessee State School Building Authority, 4.50%, 5/1/01...      500        502
                                                                       --------
                                                                          1,132
                                                                       --------
Texas (8.2%)
Arlington Independent School District, GO, 5.25%, 2/15/01,
 PSF-GTD...................................................      805        805
Austin Texas Utility System Revenue, 5.00%, 5/15/01........      725        729
Bee County, GO, 4.10%, 2/15/01, AMBAC......................      200        200
Canadian River Municipal Water Authority, Texas Contract
 Revenue, 4.30%, 2/15/02, MBIA.............................    1,000      1,012
Carroll Texas Independant School District, 5.00%, 2/15/01,
 PSF-GTD...................................................    1,750      1,751
Carrollton Farmers Branch Independent School District, GO,
 6.50%, 2/15/03, Prerefunded 2/15/01 @ 100, FGIC...........      650        651
Carrollton Farmers Branch Independent School District, GO,
 6.50%, 2/15/04, Prerefunded 2/15/01 @ 100, FGIC...........      650        651
Carrollton Farmers Branch Independent School District, GO,
 6.50%, 2/15/05, Prerefunded 2/15/01 @ 100, FGIC...........      450        450
Garland Texas Independent School District, 4.00%, 2/15/01..      900        900
Houston Texas, 4.38%, 3/1/01...............................      500        500
Houston Texas, 5.00%, 3/1/01...............................    1,000      1,002
Houston Texas Water & Sewer System Revenue, 5.60%,
 12/1/01...................................................    5,000      5,100
Lubbock, Texas Independent School District, 4.25%, 2/15/01,
 PSF-GTD...................................................      100        100
Montgomery County Texas Hospital District Revenue, 5.90%,
 4/1/01, FSA...............................................      100        100

 Municipal Bonds, continued

                                                             Shares or
                                                             Principal Amortized
                                                              Amount     Cost
                                                             --------- ---------

Texas, continued
North Texas Through-way Authority Dallas North Through-way
 System Revenue, 4.20%, 1/1/02, FGIC.......................   $  500   $    505
Northside Independent School District, Public Property
 Financial Contractual Obligation, GO, 4.38%, 2/15/01......      250        250
Round Rock Texas Independent School District, 3.40%,
 8/1/01, PSF-GTD...........................................      500        501
San Antonio Texas, 4.50%, 2/1/01...........................      250        250
Texas State Refunding-Water Financial Assistance, 5.00%,
 8/1/01....................................................      600        606
University Houston Texas University, 4.70%, 2/15/01, FGIC..      100        100
                                                                       --------
                                                                         16,163
                                                                       --------
Utah (0.3%)
Alpine Utah School District, 5.10%, 3/15/01, AMBAC.........      100        100
Central Utah Water Conservancy District, 4.00%, 4/1/01.....      500        501
                                                                       --------
                                                                            601
                                                                       --------
Virginia (2.4%)
Tazewell County Virginia Industrial Development Authority
 Revenue, 5.00%, 12/15/01..................................    3,500      3,552
Virginia College Building Authority Virginia Educational
 Facilities Revenue, 4.25%, 8/1/01.........................      500        503
Virginia Commonwealth Transportation Board, Transportation
 Program Revenue, 5.00%, 5/15/01...........................      630        633
                                                                       --------
                                                                          4,688
                                                                       --------
Wisconsin (3.0%)
Milwaukee County Wisconsin, 4.50%, 10/1/01.................    2,000      2,019
Milwaukee Wisconsin, 4.90%, 12/1/01........................      500      2,536
Racine Wisconsin, Union School District, 4.20%, 4/1/01.....    1,000      1,000
Wisconsin State Clean Water Revenue, 4.00%, 6/1/01.........      500        502
                                                                       --------
                                                                          6,057
                                                                       --------
TOTAL MUNICIPAL BONDS......................................              73,715
                                                                       --------

IPA, 3.55%, 3/5/01.........................................   10,000     10,000
                                                                       --------
TOTAL TAX EXEMPT COMMERCIAL PAPER..........................              10,000
                                                                       --------
 Tax Exempt Commercial Paper+ (5.1%)


5.40%, 2/1/01..............................................   10,000     10,000
                                                                       --------
TOTAL U.S. TREASURY BILLS..................................              10,000
                                                                       --------

 U.S. Treasury Bills+ (5.1%)


                                   Continued

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Tax-Exempt Money Market Fund                                    January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Investment Companies (5.2%)

                                                             Shares or
                                                             Principal Amortized
                                                              Amount     Cost
                                                             --------- ---------

AIM Tax-Free Money Market Fund.............................. 9,723,159 $  9,723
Goldman Sachs Tax-Free Fund.................................   501,036      501
                                                                       --------
TOTAL INVESTMENT COMPANIES..................................             10,224
                                                                       --------
TOTAL INVESTMENTS
 (Cost $ 195,039) (a) -- 98.9%..............................            195,039
Other assets in excess of liabilities -- 1.1%...............              2,129
                                                                       --------
NET ASSETS -- 100.0%........................................           $197,168
                                                                       ========

---------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate security. Rate presented represents rate in effect at January 31, 2001. Date presented reflects next rate change date.
** Put and demand features exist allowing the fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, and semiannually.
+ Rates disclosed represent yield effective at purchase.
AMBAC -- Insured by AMBAC Indemnity Corp.
ETM -- Escrowed to Maturity
FGIC -- Insured by Financial Guaranty Insurance Corp.
FHA -- Insured by Federal Housing Administration
FNMA -- Insured by Federal National Mortgage Assoc.
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
MBIA-IBC -- MBIA Insured Bond Certificates
PCR -- Pollution Control Revenue
PSF-GTD -- Permanent School Fund Guarantee


                       See notes to financial statements

AMSOUTH FUNDS
Tax-Exempt Money Market Fund (a)

 Statement of Assets and Liabilities

                                                   January 31, 2001 (Unaudited)
                                                         (Amounts in thousands,
                                                      except per share amounts)

Assets:
Investments, at
 amortized
 cost..........         $195,039
Interest and
 dividends
 receivable....            1,474
Receivable for
 investments
 sold..........            2,759
Prepaid
 expenses and
 other assets..                4
                        --------
 Total Assets..          199,276
Liabilities:
Distributions
 payable.......  $  484
Payable for
 investments
 purchased.....   1,488
Accrued
 expenses and
 other
 payables:
 Investment
  advisory
  fees.........      44
 Administration
  fees.........      42
 Distribution
  fees.........      23
 Custodian
  fees.........       5
 Other.........      22
                 ------
 Total
  Liabilities..            2,108
                        --------
Net Assets:
Capital........          197,479
Accumulated net
 realized
 losses from
 investment
 transactions..             (311)
                        --------
Net Assets.....         $197,168
                        ========
Class A Shares
 (b)
 Net Assets....         $ 38,555
 Shares
  outstanding..           38,618
 Offering and
  redemption
  price per
  share........         $   1.00
                        ========
Trust Shares
 (c)
 Net Assets....         $158,613
 Shares
  outstanding..          158,863
 Offering and
  redemption
  price per
  share........         $   1.00
                        ========

---------
(a)  Formerly AmSouth Tax-Exempt Fund.
(b)  Formerly Classic Shares.
(c)  Formerly Premier Shares.
 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income....................................................      $4,018
Dividend income....................................................         177
                                                                         ------
 Total Investment Income...........................................       4,195
Expenses:
Investment advisory fees........................................... $412
Administration fees................................................  206
Shareholder servicing fees -- Class A Shares (b)...................   59
Shareholder servicing fees -- Trust Shares (c).....................  119
Custodian fees.....................................................   28
Accounting fees....................................................    7
Transfer agent fees................................................   27
Other fees.........................................................   43
                                                                    ----
 Total expenses before voluntary fee reductions....................         901
 Expenses voluntarily reduced......................................        (198)
                                                                         ------
 Net expenses......................................................         703
                                                                         ------
Net Investment Income..............................................       3,492
                                                                         ------
Realized Gains from Investments:
Net realized gains from investment transactions....................          76
                                                                         ------
Change in net assets resulting from operations.....................      $3,568
                                                                         ======

                       See notes to financial statements

AMSOUTH FUNDS
Tax-Exempt Money Market Fund (a)

 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................  $  3,492    $  4,385
 Net realized gains (losses) from investment
  transactions..........................................        76        (172)
                                                          --------    --------
Change in net assets resulting from operations..........     3,568       4,213
                                                          --------    --------
Distributions to Class A Shareholders (b):
 From net investment income.............................      (772)     (1,179)
Distributions to Trust Shareholders (c):
 From net investment income.............................    (2,720)     (3,206)
                                                          --------    --------
Change in net assets from shareholder distributions.....    (3,492)     (4,385)
                                                          --------    --------
Change in net assets from capital transactions..........     3,958      96,582
                                                          --------    --------
Change in net assets....................................     4,034      96,410
Net Assets:
 Beginning of period....................................   193,134      96,724
                                                          --------    --------
 End of period..........................................  $197,168    $193,134
                                                          ========    ========

---------
(a)  Formerly AmSouth Tax-Exempt Fund.
(b)  Formerly Classic Shares.
(c)  Formerly Premier Shares.

                       See notes to financial statements

AMSOUTH FUNDS
Tax-Exempt Money Market Fund (a)

 Financial Highlights, Class A Shares/\

                            Six Months
                              Ended        Year Ended    Year Ended    Year Ended    Year Ended     Period Ended
                         January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 (b)
                         ---------------- ------------- ------------- ------------- ------------- -----------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....     $ 0.998         $ 1.000       $ 1.000       $ 1.000       $ 1.000         $ 1.000
                             -------         -------       -------       -------       -------         -------
Investment Activities
 Net investment income..       0.016           0.031         0.026         0.030         0.030           0.010
 Net realized and
  unrealized gains
  (losses) from
  investments...........          --          (0.002)           --            --            --              --
                             -------         -------       -------       -------       -------         -------
 Total from Investment
  Activities............       0.016           0.029         0.026         0.030         0.030           0.010
                             -------         -------       -------       -------       -------         -------
Distributions
 Net investment income..      (0.016)         (0.031)       (0.026)       (0.030)       (0.030)         (0.010)
                             -------         -------       -------       -------       -------         -------
 Total Distributions....      (0.016)         (0.031)       (0.026)       (0.030)       (0.030)         (0.010)
                             -------         -------       -------       -------       -------         -------
Net change in asset
 value..................          --          (0.002)           --            --            --              --
                             -------         -------       -------       -------       -------         -------
Net Asset Value, End of
 Period.................     $ 0.998         $ 0.998       $ 1.000       $ 1.000       $ 1.000         $ 1.000
                             =======         =======       =======       =======       =======         =======
Total Return............        1.66%(d)        3.11%         2.66%         3.03%         3.04%           3.12%(c)
Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........     $38,555         $51,260       $22,844       $28,657       $27,926         $17,116
Ratio of expenses to
 average net assets.....        0.80%(e)        0.71%         0.59%         0.60%         0.62%           0.68%(e)
Ratio of net investment
 income to average net
 assets.................        3.30%(e)        3.14%         2.64%         2.97%         3.00%           2.82%(e)
Ratio of expenses to
 average net assets*....        0.95%(e)        0.97%         0.98%         0.98%         0.97%           1.03%(e)

/\  Formerly Classic Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Formerly AmSouth Tax-Exempt Fund.
(b) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares and the Fund commenced offering Classic Shares.
(c) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was .95%.
(d)  Not annualized.
(e)  Annualized.

 Financial Highlights, Trust Class/\

                            Six Months
                              Ended        Year Ended    Year Ended    Year Ended    Year Ended      Year Ended
                         January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 (b)
                         ---------------- ------------- ------------- ------------- ------------- -----------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....     $  0.998       $  1.000       $ 1.000       $ 1.000       $ 1.000         $ 1.000
                             --------       --------       -------       -------       -------         -------
Investment Activities
 Net investment income..        0.017          0.032         0.027         0.031         0.031           0.031
 Net realized and
  unrealized gains
  (losses) from
  investments...........           --         (0.002)           --            --            --              --
                             --------       --------       -------       -------       -------         -------
 Total from Investment
  Activities............        0.017          0.030         0.027         0.031         0.031           0.031
                             --------       --------       -------       -------       -------         -------
Distributions
 Net investment income..       (0.017)        (0.032)       (0.027)       (0.031)       (0.031)         (0.031)
                             --------       --------       -------       -------       -------         -------
 Total Distributions....       (0.017)        (0.032)       (0.027)       (0.031)       (0.031)         (0.031)
                             --------       --------       -------       -------       -------         -------
Net change in asset
 value..................           --          0.002            --            --            --              --
                             --------       --------       -------       -------       -------         -------
Net Asset Value, End of
 Period.................     $  0.998       $  0.998       $ 1.000       $ 1.000       $ 1.000         $ 1.000
                             ========       ========       =======       =======       =======         =======
Total Return............         1.74%(c)       3.23%         2.76%         3.13%         3.15%           3.15%
Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........     $158,613       $141,874       $73,880       $62,084       $55,429         $43,611
Ratio of expenses to
 average net assets.....         0.65%(d)       0.59%         0.49%         0.50%         0.52%           0.54%
Ratio of net investment
 income to average net
 assets.................         3.43%(d)       3.28%         2.71%         3.07%         3.10%           3.11%
Ratio of expenses to
 average net assets*....         0.85%(d)       0.80%         0.73%         0.73%         0.72%           0.74%

/\/\  Formerly Premier Shares.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Formerly AmSouth Tax-Exempt Fund.
(b) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares and the Fund commenced offering Classic Shares.
(c)   Not annualized.
(d)   Annualized.

                       See notes to financial statements

AMSOUTH FUNDS                                  Schedule of Portfolio Investments
Institutional Prime Obligations Fund                            January 31, 2001
                                                                     (Unaudited)
                                           (Amounts in thousands, except shares)

 Commercial Paper -- Domestic* (55.5%)

                                                             Shares or
                                                             Principal Amortized
                                                              Amount     Cost
                                                             --------- ---------
Aircraft Leasing (3.1%)
International Lease Finance Corp., 6.48%, 2/14/01...........  $15,000  $ 14,965
                                                                       --------
Automotive-Finance (6.0%)
Ford Motor Credit Corp., 6.19%, 3/1/01......................   15,000    14,928
General Motors Corp., 6.52%, 2/12/01........................   15,000    14,970
                                                                       --------
                                                                         29,898
                                                                       --------
Banking (5.3%)
Bank of America, 6.52%, 2/2/01..............................   11,000    10,998
Wells Fargo & Co., 6.35%, 3/9/01............................   15,000    14,905
                                                                       --------
                                                                         25,903
                                                                       --------
Beverages (3.1%)
Coca-Cola Co., 6.47%, 2/16/01...............................   15,000    14,960
                                                                       --------
Consumer Goods (3.3%)
Anheuser Busch Cos., Inc., 6.46%, 2/20/01...................   12,000    11,959
Heinz (H.J.) Co., 6.48%, 2/6/01.............................    4,000     3,996
                                                                       --------
                                                                         15,955
                                                                       --------
Diversified Manufacturing (0.9%)
Minnesota Mining & Manufacturing Co., 6.40%, 2/27/0.........   14,500     4,479
                                                                       --------
Electronics/Electrical Equipment (3.0%)
Emerson Electric Co., 6.36%, 3/16/01 (b)....................   15,000    14,886
                                                                       --------
Financial Services (21.1%)
American Express Credit Corp., 6.43%, 2/8/01................   15,000    14,981
American General Finance Corp., 6.48%, 2/22/01..............   15,000    14,943
Associate Corp., 6.49%, 2/26/01.............................   12,000    11,946
GE Capital Corp., 5.50%, 3/23/01............................   16,000    15,879
IBM Credit Corp., 6.22%, 3/5/01.............................   15,000    14,917
Merrill Lynch & Co., 5.40%, 4/17/01.........................   16,000    15,820
Morgan Stanley Dean Witter & Co., 6.25%, 3/26/01............   15,000    14,862
                                                                       --------
                                                                        103,348
                                                                       --------
Oil & Gas Exploration, Production, & Services (3.1%)
Texaco, Inc., 5.56%, 3/12/01................................   15,000    14,910
                                                                       --------
Retail (3.3%)
Wal-Mart Stores, Inc., 5.51%, 3/20/01.......................   16,000    15,885
                                                                       --------
Telecommunications (3.3%)
SBC Communications, Inc., 5.70%, 2/28/01....................  $16,000  $ 15,932
                                                                       --------
TOTAL COMMERCIAL PAPER -- DOMESTIC..........................            271,121
                                                                       --------

 U.S. Government Agencies* (18.1%)

Federal Farm Credit Bank (3.8%)
 5.45%, 3/7/01..............................................   18,500    18,405
                                                                       --------
Federal Home Loan Bank (4.1%)
 5.10%, 7/11/01.............................................   21,000    20,524
                                                                       --------
Fannie Mae (3.9%)
 6.39%, 2/8/01..............................................   19,000    18,976
                                                                       --------

 U.S. Government Agencies*, continued

                                                           Shares or
                                                           Principal Amortized
                                                            Amount     Cost
                                                           --------- ---------
Freddie Mac (4.1%)
 5.97%, 4/5/01............................................  $20,000  $ 19,791
                                                                     --------
Private Export Funding (2.2%)
 5.25%, 4/30/01...........................................   11,000    10,859
                                                                     --------
TOTAL U.S. GOVERNMENT AGENCIES............................             88,555
                                                                     --------

 Investment Companies (0.0%)

AmSouth Prime Money Market Fund...........................   19,972        20
AmSouth U.S. Treasury Money Market Fund...................   16,467        16
                                                                     --------
TOTAL INVESTMENT COMPANIES................................                 36
                                                                     --------

 Repurchase Agreements (26.9%)

Cantor Fitzgerald, 5.75%, 2/1/01, dated 1/31/01, with a
 maturity value of $22,374 (Collateralized by $100 U.S.
 Treasury Bond, 8.75%, 5/15/17, fair value -- $135; $5,200
 Federal Home Loan Bank, 6.38%, 11/14/03, fair value --
 $5,426; $7,810 Fannie Mae, 6.63, 9/15/09-11/15/10, fair
 value -- $8,395; $8,370 Freddie Mac, 6.38%-6.63%,
 11/15/03-9/15/09, fair value -- $8,869)..................   22,371    22,371
Prudential, 5.74%, 2/1/01, dated 1/31/01, with a maturity
 value of $56,953 (Collateralized by $25,399 Fannie Mae,
 6.21%-7.76%, 9/25/29-11/25/29, fair value-- $27,467;
 $115,491 Federal Home Loan Bank-Gold, 6.00%, 1/1/29, fair
 value -- $99,982; $9,976 Federal Home Loan Bank-GNMA,
 6.25%, 9/25/22, fair value-- $6,240; $3,350 Freddie Mac,
 7.51%, 3/15/29, fair value -- $3,328)....................   56,943    56,943
Salomon Smith Barney, 5.73%, 2/1/01 dated 1/31/01, with a
 maturity value of $51,868 (Collateralized by $53,500
 Freddie Mac, 0.00%-7.91%, 1/31/02-7/12/21, fair market
 value -- $52,899)........................................  $51,859  $ 51,859
                                                                     --------
TOTAL REPURCHASE AGREEMENTS...............................            131,173
                                                                     --------
TOTAL INVESTMENTS
 (Cost $490,885) (a) -- (100.5%)..........................           $490,885
Liabilities in excess of other assets -- (0.5%)...........             (2,619)
                                                                     --------
NET ASSETS -- 100.0%......................................           $488,266
                                                                     ========

---------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Represents a restricted security purchased under Section 4(2), which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.
 * Rates disclosed represent yield effective at purchase.
GNMA -- Government National Mortgage Association


                                   Continued

AMSOUTH FUNDS
Institutional Prime Obligations Fund

 Statement of Assets and Liabilities

                                                               January 31, 2001
                                                                    (Unaudited)
                               (Amounts in thousands, except per share amounts)

Assets:
Investments, at
 amortized
 cost..........         $359,712
Repurchase
 agreements, at
 cost..........          131,173
                        --------
 Total
  Investments..          490,885
Interest and
 dividends
 receivable....               21
                        --------
 Total Assets..          490,906
Liabilities:
Distributions
 payable.......  $2,436
 Investment
  advisory
  fees.........      29
 Administration
  fees.........      51
 Distribution
  fees.........     104
 Custodian
  fees.........      12
 Other.........      48
                 ------
 Total
  Liabilities..            2,680
                        --------
Net Assets:
Capital........          488,222
Accumulated net
 investment
 income........                5
Accumulated net
 realized
 losses from
 investment
 transactions..               (1)
                        --------
Net Assets.....         $488,226
                        ========
Class I Shares
 Net Assets....         $129,945
 Shares
  outstanding..          129,945
 Offering and
  redemption
  price per
  share........         $   1.00
                        ========
Class II Shares
 Net Assets....         $217,982
 Shares
  outstanding..          217,983
 Offering and
  redemption
  price per
  share........         $   1.00
                        ========
Class III
 Shares
 Net Assets....         $140,299
 Shares
  outstanding..          140,299
 Offering and
  redemption
  price per
  share........         $   1.00
                        ========

 Statement of Operations

                                              Six Months Ended January 31, 2001
                                                                    (Unaudited)
                                                         (Amounts in thousands)

Investment Income:
Interest income...................................................      $15,637
Dividend income...................................................            1
                                                                        -------
 Total Investment Income..........................................       15,638
Expenses:
Investment advisory fees.......................................... $476
Administration fees...............................................  238
Distribution fees -- Class II Shares..............................  263
Distribution fees -- Class III Shares.............................  320
Custodian fees....................................................   65
Accounting fees...................................................   10
Transfer agent fees...............................................   59
Other fees........................................................   60
                                                                   ----
 Total expenses before voluntary fee reductions...................        1,491
 Expenses voluntarily reduced.....................................         (370)
                                                                        -------
 Net expenses.....................................................        1,121
                                                                        -------
Net Investment Income.............................................       14,517
                                                                        -------
Change in net assets resulting from operations....................      $14,517
                                                                        =======

                       See notes to financial statements

AMSOUTH FUNDS
Institutional Prime Obligations Fund


 Statements of Changes in Net Assets

                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
                                                         (Unaudited)
                                                         (Amounts in thousands)
From Investment Activities:
Operations:
 Net investment income..................................  $ 14,517    $ 14,515
 Net realized losses from investment transactions.......        --          (1)
                                                          --------    --------
Change in net assets resulting from operations..........    14,517      14,514
                                                          --------    --------
Distributions to Class I Shareholders:
 From net investment income.............................    (4,387)     (7,471)
Distributions to Class II Shareholders:
 From net investment income.............................    (6,396)     (4,334)
Distributions to Class III Shareholders:
 From net investment income.............................    (3,734)     (2,710)
                                                          --------    --------
Change in net assets from shareholder distributions.....   (14,517)    (14,515)
                                                          --------    --------
Change in net assets from capital transactions..........    54,173     325,021
                                                          --------    --------
Change in net assets....................................    54,173     325,020
Net Assets:
 Beginning of period....................................   434,053     109,033
                                                          --------    --------
 End of period..........................................  $488,226    $434,053
                                                          ========    ========

                       See notes to financial statements

AMSOUTH FUNDS
Institutional Prime Obligations Fund


 Financial Highlights, Class I Shares

                                        Six Months
                                           Ended       Year Ended Period Ended
                                        January 31,     July 31,    July 31,
                                           2001           2000      1999 (a)
                                        -----------    ---------- ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period..   $  1.000       $  1.000    $ 1.000
                                         --------       --------    -------
Investment Activities
 Net investment income................      0.032          0.057      0.042
                                         --------       --------    -------
 Total from Investment Activities.....      0.032          0.057      0.042
                                         --------       --------    -------
Distributions
 Net investment income................     (0.032)        (0.057)    (0.042)
                                         --------       --------    -------
 Total Distributions..................     (0.032)        (0.057)    (0.042)
                                         --------       --------    -------
Net change in asset value.............         --             --         --
                                         --------       --------    -------
Net Asset Value, End of Period........   $  1.000       $  1.000    $ 1.000
                                         ========       ========    =======

Total Return..........................       3.24%(b)       5.82%      4.31%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000).....   $129,945       $138,779    $69,458
Ratio of expenses to average net
 assets...............................       0.23%(c)       0.21%      0.22%(c)
Ratio of net investment income to
 average net assets...................       6.34%(c)       5.73%      4.82%(c)
Ratio of expenses to average net
 assets*..............................       0.38%(c)       0.41%      0.45%(c)

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period from September 15, 1998 (commencement of operations) through July 31, 1999.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Class II Shares

                                        Six Months
                                           Ended       Year Ended Period Ended
                                        January 31,     July 31,    July 31,
                                           2001           2000      1999 (a)
                                        -----------    ---------- ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period..   $  1.000       $  1.000    $ 1.000
                                         --------       --------    -------
Investment Activities
 Net investment income................      0.031          0.054      0.020
                                         --------       --------    -------
 Total from Investment Activities.....      0.031          0.054      0.020
                                         --------       --------    -------
Distributions
 Net investment income................     (0.031)        (0.054)    (0.020)
                                         --------       --------    -------
 Total Distributions..................     (0.031)        (0.054)    (0.020)
                                         --------       --------    -------
Net change in asset value.............         --             --         --
                                         --------       --------    -------
Net Asset Value, End of Period........   $  1.000       $  1.000    $ 1.000
                                         ========       ========    =======

Total Return..........................       3.11%(b)       5.55%      1.96%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000).....   $217,982       $180,873    $26,000
Ratio of expenses to average net
 assets...............................       0.48%(c)       0.45%      0.49%(c)
Ratio of net investment income to
 average net assets...................       6.09%(c)       5.69%      4.45%(c)
Ratio of expenses to average net
 assets*..............................       0.63%(c)       0.66%      0.72%(c)

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 19, 1999 (commencement of operations) through July 31, 1999.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS
Institutional Prime Obligations Fund

 Financial Highlights, Class III Shares

                                        Six Months
                                           Ended       Year Ended Period Ended
                                        January 31,     July 31,    July 31,
                                           2001           2000      1999 (a)
                                        -----------    ---------- ------------
                                        (Unaudited)
Net Asset Value, Beginning of Period..   $  1.000       $  1.000    $ 1.000
                                         --------       --------    -------
Investment Activities
 Net investment income................      0.029          0.052      0.018
                                         --------       --------    -------
 Total from Investment Activities.....      0.029          0.052      0.018
                                         --------       --------    -------
Distributions
 Net investment income................     (0.029)        (0.052)    (0.018)
                                         --------       --------    -------
 Total Distributions..................     (0.029)        (0.052)    (0.018)
                                         --------       --------    -------
Net change in asset value.............         --             --      . .--
                                         --------       --------    -------
Net Asset Value, End of Period........   $  1.000       $  1.000    $ 1.000
                                         ========       ========    =======
Total Return..........................       2.98%(b)       5.29%      1.84%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000).....   $140,299       $144,401    $13,575
Ratio of expenses to average net
 assets...............................       0.73%(c)       0.71%      0.74%(c)
Ratio of net investment income to
 average net assets...................       5.84%(c)       5.43%      4.22%(c)
Ratio of expenses to average net
 assets*..............................       0.88%(c)       0.91%      0.97%(c)

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions not occurred, the ratios would have been as indicated.
(a) For the period from February 22, 1999 (commencement of operations) through July 31, 1999.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements

AMSOUTH FUNDS

                         Notes to Financial Statements
                                January 31, 2001
                                  (Unaudited)

1.Organization:

  AmSouth Funds (the "Trust") was organized on October 1, 1987, and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

  The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the AmSouth Value Fund, the AmSouth Growth Fund, the AmSouth Capital Growth Fund, the AmSouth Large Cap Fund, the AmSouth Mid Cap Fund, the AmSouth Small Cap Fund, the AmSouth Equity Income Fund, the AmSouth Balanced Fund, the AmSouth Select Equity Fund, the AmSouth Enhanced Market Fund, the AmSouth International Equity Fund, the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, the AmSouth Strategic
Portfolios: Growth Portfolio, the AmSouth Strategic Portfolios: Growth and Income Portfolio, the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund, the AmSouth Government Income Fund, the AmSouth Limited Term U.S. Government Fund, the AmSouth Municipal Bond Fund, the AmSouth Florida Tax-Exempt Fund, the AmSouth Tennessee Tax-Exempt Fund, the AmSouth Limited Term Tennessee Tax-Exempt Fund, (collectively, "the variable net asset funds"), the AmSouth Prime Money Market Fund, the AmSouth U.S. Treasury Money Market Fund, the AmSouth Treasury Reserve Money Market Fund, the AmSouth Tax-Exempt Money Market Fund and the AmSouth Institutional Prime Obligations Fund (collectively, "the money market funds") (collectively, "the Funds" and individually "a Fund").

  The investment objectives of the Funds are as follows:

  The VALUE FUND (formerly known as the AmSouth Equity Fund) -- seeks capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stock, such as convertible bonds and convertible preferred stock.

  The GROWTH FUND (formerly known as the AmSouth Capital Growth Fund) -- seeks long-term capital appreciation by investing in a diversified portfolio of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

  The CAPITAL GROWTH FUND (formerly known as the ISG Capital Growth Fund) -- seeks to provide investors with capital growth.

  The LARGE CAP FUND (formerly known as the ISG Large-Cap Equity Fund) -- seeks to provide investors with long-term capital appreciation and, as a secondary objective, current income.

  The MID CAP FUND (formerly known as the ISG Mid-Cap Fund) -- seeks to provide investors with capital appreciation.

  The SMALL CAP FUND -- seeks capital appreciation by investing in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

  The EQUITY INCOME FUND -- seeks above average income and capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stock.

  The BALANCED FUND -- seeks to obtain long-term capital growth and produce a reasonable amount of current income through a moderately aggressive investment strategy.

  The SELECT EQUITY FUND -- seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

  The ENHANCED MARKET FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stock and securities convertible into common stocks such as convertible bonds and convertible preferred stock.

  The INTERNATIONAL EQUITY FUND (formerly known as the ISG International Equity
Fund) -- seeks to provide investors with capital appreciation.

  The STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO (formerly known as the ISG Aggressive Growth Portfolio) -- seeks to provide investors with capital growth.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)


  The STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO (formerly known as the ISG Growth Portfolio) -- seeks to provide investors with long-term capital growth.

  The STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO (formerly known as the ISG Growth & Income Portfolio) -- seeks to provide investors with long-term capital growth and a moderate level of current income.

  The STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO (formerly known as the ISG Moderate Growth & Income Portfolio) -- seeks to provide investors with current income and a moderate level of capital growth.

  The BOND FUND -- seeks current income consistent with the preservation of capital.

  The LIMITED TERM BOND FUND (formerly known as the AmSouth Limited Maturity Fund ) -- seeks current income consistent with the preservation of capital.

  The GOVERNMENT INCOME FUND -- seeks current income consistent with the preservation of capital.

  The LIMITED TERM U.S. GOVERNMENT FUND (formerly known as the ISG Limited Term U.S. Government Fund) -- seeks to provide investors with high current income without assuming undue risk.

  The MUNICIPAL BOND FUND -- seeks to produce as high a level of current Federal tax-exempt income, as is consistent with the preservation of capital.

  The FLORIDA TAX-EXEMPT FUND (formerly known as the AmSouth Florida Tax-Free
Fund) -- seeks to produce as high a level of current interest income exempt from Federal income taxes and Florida intangible taxes as is consistent with the preservation of capital.

  The TENNESSEE TAX-EXEMPT FUND (formerly known as the ISG Tennessee Tax-Exempt
Fund) -- seeks to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk.

  The LIMITED TERM TENNESSEE TAX-EXEMPT FUND (formerly known as the ISG Limited Term Tennessee Tax-Exempt Fund) -- seeks to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk.

  The PRIME MONEY MARKET FUND (formerly known as the AmSouth Prime Obligations
Fund) -- seeks current income with liquidity and stability of principal.

  The U.S. TREASURY MONEY MARKET FUND (formerly known as the AmSouth U.S. Treasury Fund) -- seeks current income with liquidity and stability of principal.

  The TREASURY RESERVE MONEY MARKET FUND (formerly known as the ISG Treasury Money Market Fund) --seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

  The TAX-EXEMPT MONEY MARKET FUND (formerly known as the AmSouth Tax-Exempt
Fund) -- seeks as high a level of current interest income exempt from Federal income taxes as is consistent with the preservation of capital and relative stability of principal.

  The INSTITUTIONAL PRIME OBLIGATIONS FUND -- seeks current income with liquidity and stability of principal.

2.Significant Accounting Policies:

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

Securities Valuation:

  Investments of the money market funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

  Investments in common stocks, corporate bonds, municipal bonds, commercial paper and U.S. Government securities of the variable net asset value funds are valued on the basis of valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation.

Securities Transactions and Related Income:

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Financial Futures Contracts:

  The Enhanced Market Fund invests in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Repurchase Agreements:

  The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers which AmSouth Bank ("AmSouth"), deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Translation:

  The market value of investment securities, other assets and liabilities of the International Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

  Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amounts of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

Risks Associated with Foreign Securities and Currencies:

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

  Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Equity Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Currency Contracts:

  The International Equity Fund may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

  Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund. There were no forwards open at January 31, 2001.

Financial Instruments:

  The Equity Income Fund may write call options only on securities that are owned by the Fund ("covered calls"). A written call option gives a specified counter-party the right to require the writer of the option to deliver the agreed upon securities, at the agreed upon price, up until the expiration date specified in the contract. For this right, a premium is paid to the writer of the option. The premium received by the Fund for writing the option is booked as realized gains to the Fund. The risks associated with writing a covered call option are diminished compared to writing an uncovered call. The Fund does not bear the risk of having to purchase the securities in the open market at a price greater than the call price should the call option be exercised. Since the Fund owns the securities on which the call has been written, the Fund bears the risk of not receiving the fair market value of a security if the option is exercised. The Fund would be required to sell the securities at the agreed upon price, which would presumably be lower than the fair market value of the securities if the option is exercised.

  The table below reflects the Equity Income Fund's activity in covered calls, all of which were for purposes of earning additional income during the six months ended January 31, 2001. The Premiums column represents the premiums paid by the option counterparties to the Fund in connection with entering into the covered calls.

Option activities for the six months ended January 31, 2001:

                              Covered Call Options

                                                              Number of
                                                               Options  Premiums
                                                              Contracts Received
                                                              --------- --------
Contracts outstanding at
July 31, 2000................................................     40    $49,378
Options written..............................................     --         --
Options expired..............................................     40     49,378
Options closed...............................................     --         --
Options exercised............................................     --         --
                                                                 ---    -------
Contracts outstanding at January 31, 2001....................     --         --
                                                                 ===    =======


                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)


Securities Lending:

  To generate additional income, the Funds may lend up to 33 1/3% of total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned based on prior days closing market value. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

  When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

  There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of January 31, 2001, the following Funds had securities with the following market values on loan (amounts in thousands):

                                             Market   Market Value   Average
                                            Value of   of Loaned   Market Value
                                           Collateral  Securities    on Loan
                                           ---------- ------------ ------------
Value Fund................................  $ 78,721    $ 76,002     $ 89,518
Growth Fund...............................     1,805       1,719        4,402
Capital Growth Fund.......................   110,363     106,962      110,148
Large Cap Fund............................   244,522     236,238      236,346
Mid Cap Fund..............................    31,694      30,571       20,365
Small Cap Fund............................    20,433      19,842       16,979
Equity Income Fund........................    12,287      11,947        8,610
Balanced Fund.............................    22,246      21,892       48,383
Enhanced Market Fund......................     4,591       4,464        5,110
Bond Fund.................................   248,205     244,015      269,550
Limited Term Bond Fund....................    25,358      24,900       75,436
Government Income Fund....................    65,590      64,417      133,124
U.S. Treasury Money Market Fund...........    74,326      73,149       64,149
Treasury Reserve Money Market Fund........   108,035     106,580       82,057

  The loaned securities were collateralized by cash which was invested in U.S. government securities, commercial paper, investment companies, and repurchase agreements at January 31, 2001.

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Dividends to Shareholders:

  Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized gains, if any, are declared and distributed at least annually.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)


Federal Income Taxes:

  It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

  Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Trust are prorated to all the Funds on the basis of relative net assets. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

3.Purchases and Sales of Securities:

  Purchases and sales of securities (excluding short-term securities) for the six months ended January 31, 2001 were as follows (amounts in thousands):

                                                             Purchases  Sales
                                                             --------- --------
Value Fund.................................................. $111,072  $210,644
Growth Fund.................................................   38,559    51,993
Capital Growth..............................................  229,421   163,882
Large Cap Equity............................................   31,838   127,707
Mid Cap Equity..............................................   42,774    37,237
Small Cap Fund..............................................  213,329   198,992
Equity Income Fund..........................................  194,578   178,569
Balanced Fund...............................................   12,406    56,163
Select Equity Fund..........................................    1,090     1,312
Enhanced Market Fund........................................    9,070    12,583
International Equity Fund...................................   51,633    19,695
Aggressive Growth Portfolio.................................   12,317     5,528
Growth Portfolio............................................    3,942     4,429
Growth and Income Portfolio.................................   29,098    26,214
Moderate Growth and Income Portfolio........................    8,916     8,596
Current Income Portfolio....................................      124        71
Bond Fund...................................................  156,741    72,058
Limited Term Bond Fund......................................   30,835    41,003
Government Income Fund......................................   28,193    50,299
Limited Term U.S. Government Fund...........................    4,971     9,151
Municipal Bond Fund.........................................    9,884    17,919
Florida Tax-Exempt Fund.....................................    1,576     6,767
Tennessee Tax-Exempt Fund...................................   38,296    44,227
Limited Term Tennessee Tax-Exempt...........................    4,588     6,012

4.Capital Share Transactions:

  The Trust has issued three classes of Fund shares: Class A Shares (formerly Classic Shares), Trust Shares (formerly Premier Shares), and Class B Shares in the Prime Money Market Fund and the variable net asset funds except for the Limited Term Tennessee Tax-Exempt Fund. The Trust has issued three classes of fund shares in the Institutional Prime Obligations Fund: Class I, Class II and Class III. The Trust has issued two classes of Fund shares: Class A (formerly Classic Shares) and Trust Shares in the Limited Term Tennessee Tax-Exempt Fund and the money market funds. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)


Transactions in capital shares for the Funds were as follows (amounts in thousands):

                                      Value Fund (a)         Growth Fund (d)
                                  ----------------------  ----------------------
                                  Six Months              Six Months
                                     Ended    Year Ended     Ended    Year Ended
                                  January 31,  July 31,   January 31,  July 31,
                                     2001        2000        2001        2000
                                  ----------- ----------  ----------- ----------
CAPITAL TRANSACTIONS:
Class A Shares (b):
 Proceeds from shares issued.....  $  16,032  $   7,669    $    782    $  4,756
 Proceeds from shares issued in
  connection with AmSouth Fund
  merger.........................         --      7,617          --          --
 Dividends reinvested............      5,189      8,862       1,910         431
 Cost of shares redeemed.........    (11,948)   (34,656)     (3,100)     (6,452)
                                   ---------  ---------    --------    --------
                                       9,273    (10,508)       (408)     (1,265)
                                   ---------  ---------    --------    --------
Class B Shares:
 Proceeds from shares issued.....        331      1,238         256       2,904
 Proceeds from shares issued in
  connection with AmSouth Fund
  merger.........................         --        363          --          --
 Dividends reinvested............        975      1,580       1,585         299
 Cost of shares redeemed.........     (1,315)    (4,882)       (948)     (1,843)
                                   ---------  ---------    --------    --------
                                          (9)    (1,701)        893       1,360
                                   ---------  ---------    --------    --------
Trust Shares (c):
 Proceeds from shares issued.....     83,491    105,206       4,034      24,237
 Proceeds from shares issued in
  connection with AmSouth Fund
  merger.........................         --     22,072          --          --
 Dividends reinvested............     21,861     25,799       1,863         348
 Cost of shares redeemed.........   (109,443)  (345,378)    (10,971)    (16,274)
                                   ---------  ---------    --------    --------
                                      (4,091)  (192,301)     (5,074)      8,311
                                   ---------  ---------    --------    --------
Total net increase (decrease)
 from capital transactions.......  $   5,173  $(204,510)   $ (4,589)   $  8,406
                                   =========  =========    ========    ========
SHARE TRANSACTIONS:
Class A Shares (b):
 Issued..........................        884        344          56         313
 Issued in connection with
  AmSouth Fund merger............         --        414          --          --
 Reinvested......................        286        438         193          29
 Redeemed........................       (605)    (1,682)       (227)       (427)
                                   ---------  ---------    --------    --------
                                         565       (486)         22         (85)
                                   ---------  ---------    --------    --------
Class B Shares:
 Issued..........................         17         55          20         194
 Issued in connection with
  AmSouth Fund merger............         --         20          --          --
 Reinvested......................         54         79         165          21
 Redeemed........................        (65)      (237)        (72)       (123)
                                   ---------  ---------    --------    --------
                                           6        (83)        113          92
                                   ---------  ---------    --------    --------
Trust Shares (c):
 Issued..........................      4,731      5,000         283       1,587
 Issued in connection with
  AmSouth Fund merger............         --      1,201          --          --
 Reinvested......................      1,207      1,275         186          24
 Redeemed........................     (5,529)   (16,782)       (837)     (1,061)
                                   ---------  ---------    --------    --------
                                         409     (9,306)       (368)        550
                                   ---------  ---------    --------    --------
Total net increase (decrease)
 from share transactions.........        980     (9,875)       (233)        557
                                   =========  =========    ========    ========

---------
(a) Formerly AmSouth Equity Fund.
(b) Formerly Classic Shares.
(c) Formerly Premier Shares.
(d) Formerly AmSouth Capital Growth Fund.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)


                                                 Capital Growth Fund (a)
                                          -------------------------------------
                                          Six Months
                                             Ended    Period Ended  Year Ended
                                          January 31,   July 31,   December 31,
                                             2001       2000 (b)       1999
                                          ----------- ------------ ------------
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares issued............   $ 27,185     $ 27,710     $  6,307
 Dividends reinvested...................      1,060           --        1,521
 Cost of shares redeemed................    (26,667)     (24,349)      (2,149)
                                           --------     --------     --------
                                              1,578        3,361        5,679
                                           --------     --------     --------
Class B Shares:
 Proceeds from shares issued............      2,427        1,774        4,808
 Dividends reinvested...................        704           --        1,079
 Cost of shares redeemed................       (789)        (865)        (938)
                                           --------     --------     --------
                                              2,342          909        4,949
                                           --------     --------     --------
Trust Shares (c):
 Proceeds from shares issued............     87,417      116,255       79,575
 Dividends reinvested...................     18,101           12       37,171
 Cost of shares redeemed................    (34,315)     (72,991)     (53,058)
                                           --------     --------     --------
                                             71,203       43,276       63,688
                                           --------     --------     --------
Total net increase (decrease) from
 capital transactions...................   $ 75,123     $ 47,546     $ 74,316
                                           ========     ========     ========
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................................      1,871        1,838          428
 Reinvested.............................         76           --          110
 Redeemed...............................     (1,818)      (1,611)        (147)
                                           --------     --------     --------
                                                129          227          391
                                           --------     --------     --------
Class B Shares:
 Issued.................................        178          126          332
 Reinvested.............................         53           --           81
 Redeemed...............................        (58)         (61)         (65)
                                           --------     --------     --------
                                                173           65          348
                                           --------     --------     --------
Trust Shares (c):
 Issued.................................      6,213        8,063        5,482
 Reinvested.............................      1,314            1        2,719
 Redeemed...............................     (2,395)      (4,933)      (3,581)
                                           --------     --------     --------
                                              5,132        3,131        4,620
                                           --------     --------     --------
Total net increase (decrease) from share
 transactions...........................      5,434        3,423        5,359
                                           ========     ========     ========

---------
(a)  Formerly ISG Capital Growth Fund.
(b)  For the period from January 1, 2000 through July 31, 2000.
(c)  Formerly Institutional Shares.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                                  Large Cap Fund (a)                    Mid Cap Fund (d)
                          ------------------------------------ -----------------------------------
                          Six Months                           Six Months
                             Ended    Year Ended   Year Ended     Ended    Year Ended Period Ended
                          January 31,  July 31,   December 31, January 31,  July 31,  December 31,
                             2001      2000 (b)       1999        2001      2000 (b)    1999 (e)
                          ----------- ----------  ------------ ----------- ---------- ------------
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares
  issued................   $  25,471  $  26,077    $  22,544    $ 49,439    $11,322     $ 1,820
 Dividends reinvested...      10,043         33        8,796          --         --          --
 Cost of shares
  redeemed..............     (25,221)   (24,193)     (11,009)    (44,239)    (1,254)       (177)
                           ---------  ---------    ---------    --------    -------     -------
                              10,293      1,917       20,331       5,200     10,068       1,643
                           ---------  ---------    ---------    --------    -------     -------
Class B Shares:
 Proceeds from shares
  issued................       5,425      8,640       17,650       3,887     12,303       1,738
 Dividends reinvested...       3,613         --        2,255          --         --          --
 Cost of shares
  redeemed..............      (2,156)    (2,555)        (992)     (1,041)      (584)        (28)
                           ---------  ---------    ---------    --------    -------     -------
                               6,882      6,085       18,913       2,846     11,719       1,710
                           ---------  ---------    ---------    --------    -------     -------
Trust Shares (c):
 Proceeds from shares
  issued................      44,193     91,011      170,115      11,397     37,775      27,414
 Dividends reinvested...      64,816        314       69,492          --         --          --
 Cost of shares
  redeemed..............    (112,561)  (107,181)    (335,885)    (10,429)    (6,749)       (729)
                           ---------  ---------    ---------    --------    -------     -------
                              (3,552)   (15,856)     (96,278)        968     31,026      26,685
                           ---------  ---------    ---------    --------    -------     -------
Total net increase
 (decrease) from capital
 transactions...........   $  13,623  $  (7,854)   $ (57,034)   $  9,014    $52,813     $30,038
                           =========  =========    =========    ========    =======     =======
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................         974        906          791       3,188        629         150
 Reinvested.............         407          1          320          --         --          --
 Redeemed...............        (963)      (852)        (381)     (2,847)       (73)        (14)
                           ---------  ---------    ---------    --------    -------     -------
                                 418         55          730         341        556         136
                           ---------  ---------    ---------    --------    -------     -------
Class B Shares:
 Issued.................         215        312          618         240        689         128
 Reinvested.............         150         --           83          --         --          --
 Redeemed...............         (85)       (93)         (35)        (66)       (33)         (2)
                           ---------  ---------    ---------    --------    -------     -------
                                 280        219          666         174        656         126
                           ---------  ---------    ---------    --------    -------     -------
Trust Shares (f):
 Issued.................       1,710      3,253        5,916         688      2,051       2,193
 Reinvested.............       2,614         11        2,527          --         --          --
 Redeemed...............      (4,240)    (3,813)     (11,784)       (669)      (377)        (52)
                           ---------  ---------    ---------    --------    -------     -------
                                  84       (549)      (3,341)         19      1,674       2,141
                           ---------  ---------    ---------    --------    -------     -------
Total net increase
 (decrease) from share
 transactions...........         782       (275)      (1,945)        534      2,886       2,403
                           =========  =========    =========    ========    =======     =======

---------
(a)  Formerly ISG Large-Cap Equity Fund.
(b)  For the period from January 1, 2000 through July 31, 2000.
(c)  Formerly Institutional Shares.
(d)  Formerly SG Mid Cap Fund.
(e) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                                      Small Cap Fund       Equity Income Fund
                                  ---------------------- ----------------------
                                  Six Months             Six Months
                                     Ended    Year Ended    Ended    Year Ended
                                  January 31,  July 31,  January 31,  July 31,
                                     2001        2000       2001        2000
                                  ----------- ---------- ----------- ----------
CAPITAL TRANSACTIONS:
Class A Shares (a):
 Proceeds from shares issued.....  $ 95,502    $ 77,911   $ 50,149    $ 22,503
 Proceeds from shares issued in
  connection with ISG Fund
  merger.........................        --       7,699         --       4,902
 Dividends reinvested............       725          --        194       1,354
 Cost of shares redeemed.........   (91,664)    (78,345)   (47,715)    (12,935)
                                   --------    --------   --------    --------
                                      4,563       7,265      2,628      15,824
                                   --------    --------   --------    --------
Class B Shares:
 Proceeds from shares issued.....     1,021       1,400      9,176      15,851
 Proceeds from shares issued in
  connection with ISG Fund
  merger.........................        --         450         --       6,259
 Dividends reinvested............       304          --         87         524
 Cost of shares redeemed.........      (429)       (439)    (2,791)     (2,667)
                                   --------    --------   --------    --------
                                        896       1,411      6,472      19,967
                                   --------    --------   --------    --------
Trust Shares (b):
 Proceeds from shares issued.....    39,504      60,648     26,209      46,423
 Proceeds from shares issued in
  connection with ISG Fund
  merger.........................        --      89,678         --      68,064
 Dividends reinvested............     8,763          --        175         431
 Cost of shares redeemed.........   (18,419)    (15,098)   (18,786)    (17,135)
                                   --------    --------   --------    --------
                                     29,848     135,228      7,598      97,783
                                   --------    --------   --------    --------
Total net increase (decrease)
 from capital transactions.......  $ 35,307    $143,904   $ 16,698    $133,574
                                   ========    ========   ========    ========
SHARE TRANSACTIONS:
Class A Shares (a):
 Issued..........................     7,604       6,120      3,467       1,502
 Issued in connection with ISG
  Fund merger....................        --         564         --         324
 Reinvested......................        64          --         13         100
 Redeemed........................    (7,284)     (6,140)    (3,293)       (876)
                                   --------    --------   --------    --------
                                        384         544        187       1,050
                                   --------    --------   --------    --------
Class B Shares:
 Issued..........................        82         109        629       1,067
 Issued in connection with ISG
  Fund merger....................        --          34         --         415
 Reinvested......................        28          --          6          39
 Redeemed........................       (37)        (42)      (194)       (184)
                                   --------    --------   --------    --------
                                         73         101        441       1,337
                                   --------    --------   --------    --------
Trust Shares (b):
 Issued..........................     3,194       4,995      1,788       3,157
 Issued in connection with ISG
  Fund merger....................        --       6,531         --       4,490
 Reinvested......................       783          --         12          32
 Redeemed........................    (1,437)     (1,244)    (1,312)     (1,157)
                                   --------    --------   --------    --------
                                      2,540      10,282        488       6,522
                                   --------    --------   --------    --------
Total net increase (decrease)
 from share transactions.........     2,997      10,927      1,116       8,909
                                   ========    ========   ========    ========

---------
(a)  Formerly Classic Shares.
(b)  Formerly Premier Shares.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)


                                     Balanced Fund        Select Equity Fund
                                 ---------------------  ----------------------
                                 Six Months    Year     Six Months
                                    Ended      Ended       Ended    Year Ended
                                 January 31, July 31,   January 31,  July 31,
                                    2001       2000        2001        2000
                                 ----------- ---------  ----------- ----------
CAPITAL TRANSACTIONS:
Class A Shares (a):
 Proceeds from shares issued....  $ 13,985   $   1,091     $ 586     $   436
 Dividends reinvested...........     3,490       5,207         3         462
 Cost of shares redeemed........    (3,821)    (21,295)     (747)     (6,784)
                                  --------   ---------     -----     -------
                                    13,654     (14,997)     (158)     (5,886)
                                  --------   ---------     -----     -------
Class B Shares:
 Proceeds from shares issued....       471       2,135        31         174
 Dividends reinvested...........       717       1,412        --         112
 Cost of shares redeemed........    (1,138)     (4,908)     (181)     (1,067)
                                  --------   ---------     -----     -------
                                        50      (1,361)     (150)       (781)
                                  --------   ---------     -----     -------
Trust Shares (b):
 Proceeds from shares issued....    16,222      49,753       290         946
 Dividends reinvested...........     4,847      20,079        11         516
 Cost of shares redeemed........   (59,452)   (171,356)       --      (4,398)
                                  --------   ---------     -----     -------
                                   (38,383)   (101,524)      301      (2,936)
                                  --------   ---------     -----     -------
Total net increase (decrease)
 from capital transactions......  $(24,679)  $(117,882)    $  (7)    $(9,603)
                                  ========   =========     =====     =======
SHARE TRANSACTIONS:
Class A Shares (a):
 Issued.........................     1,077          80        56          44
 Reinvested.....................       291         412        --          48
 Redeemed.......................      (300)     (1,628)      (79)       (667)
                                  --------   ---------     -----     -------
                                     1,068      (1,136)      (23)       (575)
                                  --------   ---------     -----     -------
Class B Shares:
 Issued.........................        38         159         3          18
 Reinvested.....................        60         112        --          12
 Redeemed.......................       (90)       (383)      (19)       (110)
                                  --------   ---------     -----     -------
                                         8        (112)      (16)        (80)
                                  --------   ---------     -----     -------
Trust Shares (b):
 Issued.........................     1,321       3,819        28          85
 Reinvested.....................       403       1,589         1          54
 Redeemed.......................    (4,670)    (13,401)       --        (432)
                                  --------   ---------     -----     -------
                                    (2,946)     (7,993)       29        (293)
                                  --------   ---------     -----     -------
Total net increase (decrease)
 from share transactions........    (1,870)     (9,241)      (10)       (948)
                                  ========   =========     =====     =======

---------
(a) Formerly Classic Shares.
(b) Formerly Premier Shares.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                                                         International Equity
                           Enhanced Market Fund                Fund (c)
                          ---------------------- -------------------------------------
                          Six Months             Six Months
                             Ended    Year Ended    Ended    Period Ended  Year Ended
                          January 31,  July 31,  January 31,   July 31,   December 31,
                             2001        2000       2001       2000 (d)       1999
                          ----------- ---------- ----------- ------------ ------------
CAPITAL TRANSACTIONS:
Class A Shares (a):
 Proceeds from shares
  issued................    $   987    $14,020     $ 8,849     $ 1,082      $   926
 Dividends reinvested...        256        635          51           3           --
 Cost of shares
  redeemed..............     (2,748)    (9,467)     (7,660)       (233)        (185)
                            -------    -------     -------     -------      -------
                             (1,505)     5,188       1,240         852          741
                            -------    -------     -------     -------      -------
Class B Shares:
 Proceeds from shares
  issued................      1,695     12,747          90         489          206 (e)
 Dividends reinvested...        239        299          16           1           --
 Cost of shares
  redeemed..............     (1,565)    (2,613)        (60)        (98)          --
                            -------    -------     -------     -------      -------
                                369     10,433          46         392          206
                            -------    -------     -------     -------      -------
Trust Shares (b):
 Proceeds from shares
  issued................      5,224     27,362      43,102      68,781       16,408
 Dividends reinvested...        215        465       2,396         296           --
 Cost of shares
  redeemed..............     (6,984)   (11,755)     (7,936)     (6,097)      (6,232)
                            -------    -------     -------     -------      -------
                             (1,545)    16,072      37,562      62,980       10,176
                            -------    -------     -------     -------      -------
Total net increase
 (decrease) from capital
 transactions...........    $(2,681)   $31,693     $38,848     $64,224      $11,123
                            =======    =======     =======     =======      =======
SHARE TRANSACTIONS:
Class A Shares (a):
 Issued.................         69        980         780          86           80
 Reinvested.............         19         45           5          --           --
 Redeemed...............       (191)      (657)       (671)        (19)         (16)
                            -------    -------     -------     -------      -------
                               (103)       368         114          67           64
                            -------    -------     -------     -------      -------
Class B Shares:
 Issued.................        119        890           8          39           17 (e)
 Reinvested.............         18         21           1          --           --
 Redeemed...............       (111)      (179)         (5)         (8)          --
                            -------    -------     -------     -------      -------
                                 26        732           4          31           17
                            -------    -------     -------     -------      -------
Trust Shares (b):
 Issued.................        362      1,901       3,676       5,477        1,371
 Reinvested.............         16         32         216          22           --
 Redeemed...............       (488)      (804)       (686)       (482)        (541)
                            -------    -------     -------     -------      -------
                               (110)     1,129       3,206       5,017          830
                            -------    -------     -------     -------      -------
Total net increase
 (decrease) from share
 transactions...........       (187)     2,229       3,324       5,115          911
                            =======    =======     =======     =======      =======

---------
(a)  Formerly Classic Shares for Enhanced Market Fund.
(b) Formerly Premier Shares for Enhanced Market fund; formerly Institutional Shares for International Equity Fund.
(c)  Formerly ISG International Equity Fund.
(d)  For the period from January 1, 2000 through July 31, 2000.
(e) For the period from February 2, 1999 (commencement of operations) through December 31, 1999.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)



                                  Strategic Portfolios:                   Strategic Portfolios:
                                    Aggressive Growth                            Growth
                                      Portfolio (a)                           Portfolio (g)
                          -------------------------------------   -------------------------------------
                          Six Months                              Six Months
                             Ended    Period Ended Period Ended      Ended    Period Ended Period Ended
                          January 31,   July 31,   December 31,   January 31,   July 31,   December 31,
                             2001       2000 (b)     1999 (c)        2001       2000 (b)     1999 (h)
                          ----------- ------------ ------------   ----------- ------------ ------------
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares
  issued.................   $   173     $    86      $   413        $    33     $    760     $   162 (i)
 Dividends reinvested....        57           5            1             61            3          --
 Cost of shares
  redeemed...............      (145)        (66)          (8)           (39)        (149)         (9)(i)
                            -------     -------      -------        -------     --------     -------
                                 85          25          406             55          614         153
                            -------     -------      -------        -------     --------     -------
Class B Shares:
 Proceeds from shares
  issued.................        21          99          504 (d)         64          353         987 (j)
 Dividends reinvested....        43           4            1 (d)         94           15           6 (j)
 Cost of shares
  redeemed...............       (61)       (168)        (117)(d)        (70)        (111)        (54)(j)
                            -------     -------      -------        -------     --------     -------
                                  3         (65)         388             88          257         939
                            -------     -------      -------        -------     --------     -------
Trust Shares (f):
 Proceeds from shares
  issued.................     8,858       4,011       21,605 (e)      1,867       26,486      12,019
 Dividends reinvested....     2,292         229           37 (e)      1,188          235          41
 Cost of shares
  redeemed...............    (4,173)     (2,565)      (4,903)(e)     (1,960)     (18,779)     (1,370)
                            -------     -------      -------        -------     --------     -------
                              6,977       1,675       16,739          1,095        7,942      10,690
                            -------     -------      -------        -------     --------     -------
Total net increase
 (decrease) from capital
 transactions............   $ 7,065     $ 1,635      $17,533        $ 1,238     $  8,813     $11,782
                            =======     =======      =======        =======     ========     =======
SHARE TRANSACTIONS:
Class A Shares:
 Issued..................        16           7           40              3           71          16 (i)
 Reinvested..............         5          --           --              6           --          --
 Redeemed................       (14)         (5)          --             (3)         (14)         --
                            -------     -------      -------        -------     --------     -------
                                  7           2           40              6           57          16
                            -------     -------      -------        -------     --------     -------
Class B Shares:
 Issued..................         2           9           51 (d)          6           34          99 (j)
 Reinvested..............         4          --           --             10            1          --
 Redeemed................        (6)        (15)         (11)(d)         (7)         (11)         (5)(j)
                            -------     -------      -------        -------     --------     -------
                                 --          (6)          40              9           24          94
                            -------     -------      -------        -------     --------     -------
Trust Shares (f):
 Issued..................       814         347        2,101 (e)        182        2,518       1,205
 Reinvested..............       213          20            4 (e)        118           22           4
 Redeemed................      (385)       (223)        (470)(e)       (191)      (1,756)       (138)
                            -------     -------      -------        -------     --------     -------
                                642         144        1,635            109          784       1,071
                            -------     -------      -------        -------     --------     -------
Total net increase
 (decrease) from share
 transactions............       649         140        1,715            124          865       1,181
                            =======     =======      =======        =======     ========     =======

---------
(a)  Formerly ISG Aggressive Growth Portfolio.
(b)  For the period January 1, 2000 through July 31, 2000.
(c) For the period from January 13, 1999 (commencement of operations) through December 31, 1999.
(d) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
(e) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.
(f)  Formerly Institutional Shares.
(g)  Formerly ISG Growth Portfolio.
(h) For the period from February 1, 1999 (commencement of operations) through December 31, 1999.
(i) For the period from February 11, 1999 (commencement of operations) through December 31, 1999.
(j) For the period from February 15, 1999 (commencement of operations) through December 31, 1999.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                                  Strategic Portfolios:                    Strategic Portfolios:
                             Growth and Income Portfolio (a)      Moderate Growth and Income Portfolio (g)
                          -------------------------------------   ------------------------------------------------
                          Six Months                               Six Months
                             Ended    Period Ended Period Ended      Ended         Period Ended      Period Ended
                          January 31,   July 31,   December 31,   January 31,        July 31,        December 31,
                             2001       2000 (b)     1999 (c)         2001           2000 (b)          1999 (h)
                          ----------- ------------ ------------   -------------    -------------     -------------
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares
  issued................   $  1,873     $     35     $   542 (d)    $           5    $           8     $         171 (j)
 Dividends reinvested...         22            9           2 (d)                2                1                --
 Cost of shares
  redeemed..............         (5)        (313)        (31)(d)              (16)            (134)               --
                           --------     --------     -------        -------------    -------------     -------------
                              1,890         (269)        513                   (9)            (125)              171
                           --------     --------     -------        -------------    -------------     -------------
Class B Shares:
 Proceeds from shares
  issued................         98          152       1,975                   51              152             1,027
 Dividends reinvested...        101           22           4                   49               17                 8
 Cost of shares
  redeemed..............       (121)        (297)       (318)                 (50)            (282)             (100)
                           --------     --------     -------        -------------    -------------     -------------
                                 78         (123)      1,661                   50             (113)              935
                           --------     --------     -------        -------------    -------------     -------------
Trust Shares (f):
 Proceeds from shares
  issued................     10,658       15,744      88,893 (e)            2,573            3,506            27,552 (j)
 Dividends reinvested...      6,160        1,749         140 (e)            1,260              522                93 (j)
 Cost of shares
  redeemed..............    (16,281)     (17,178)     (6,248)(e)           (2,717)          (5,529)           (6,667)(j)
                           --------     --------     -------        -------------    -------------     -------------
                                537          315      82,785                1,116           (1,501)           20,978
                           --------     --------     -------        -------------    -------------     -------------
Total net increase
 (decrease) from capital
 transactions...........   $  2,505     $    (77)    $84,959        $       1,157    $      (1,739)    $      22,084
                           ========     ========     =======        =============    =============     =============
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................        187            3          54 (d)               --                1                17 (i)
 Reinvested.............          2            1          --                   --               --                --
 Redeemed...............         (1)         (29)         (3)(d)               (1)             (13)               --
                           --------     --------     -------        -------------    -------------     -------------
                                188          (25)         51                   (1)             (12)               17
                           --------     --------     -------        -------------    -------------     -------------
Class B Shares:
 Issued.................         10           15         195                    5               15               104
 Reinvested.............         10            2          --                    5                2                 1
 Redeemed...............        (12)         (28)        (31)                  (5)             (29)              (10)
                           --------     --------     -------        -------------    -------------     -------------
                                  8          (11)        164                    5              (12)               95
                           --------     --------     -------        -------------    -------------     -------------
Trust Shares (f):
 Issued.................      1,026        1,495       8,840 (e)              262              352             2,818 (j)
 Reinvested.............        608          165          14 (e)              129               52                 9 (j)
 Redeemed...............     (1,609)      (1,630)       (604)(e)             (276)            (554)             (684)(j)
                           --------     --------     -------        -------------    -------------     -------------
                                 25           30       8,250                  115             (150)            2,143
                           --------     --------     -------        -------------    -------------     -------------
Total net increase
 (decrease) from share
 transactions...........        221           (6)      8,465                  119             (174)            2,255
                           ========     ========     =======        =============    =============     =============

---------
(a)  Formerly ISG Growth & Income Portfolio.
(b)  For the period from January 1, 2000 through July 31, 2000.
(c) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
(d) For the period from March 8, 1999 (commencement of operations) through December 31, 1999.
(e) For the period from February 8, 1999 (commencement of operations) through December 31, 1999.
(f)  Formerly Institutional Shares.
(g)  Formerly ISG Moderate Growth & Income Portfolio.
(h) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.
(i) For the period from February 9, 1999 (commencement of operations) through December 31, 1999.
(j) For the period from February 10, 1999 (commencement of operations) through December 31, 1999.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                                                               Bond Fund
                                                         ----------------------
                                                         Six Months
                                                            Ended    Year Ended
                                                         January 31,  July 31,
                                                            2001        2000
                                                         ----------- ----------
CAPITAL TRANSACTIONS:
Class A Shares (a):
 Proceeds from shares issued............................  $  3,318    $  2,266
 Proceeds from shares issued in connection with ISG Fund
  merger................................................        --       3,032
 Dividends reinvested...................................       207         351
 Cost of shares redeemed................................    (3,461)     (3,188)
                                                          --------    --------
                                                                64       2,461
                                                          --------    --------
Class B Shares:
 Proceeds from shares issued............................     1,384       1,265
 Proceeds from shares issued in connection with ISG Fund
  merger................................................        --       1,228
 Dividends reinvested...................................        51          89
 Cost of shares redeemed................................      (351)     (1,468)
                                                          --------    --------
                                                             1,084       1,114
                                                          --------    --------
Trust Shares (b):
 Proceeds from shares issued............................   120,762     112,521
 Proceeds from shares issued in connection with ISG Fund
  merger................................................        --      91,584
 Dividends reinvested...................................     4,209       5,659
 Cost of shares redeemed................................   (57,605)    (86,602)
                                                          --------    --------
                                                            67,366     123,162
                                                          --------    --------
Total net increase (decrease) from capital
 transactions...........................................  $ 68,514    $126,737
                                                          ========    ========
SHARE TRANSACTIONS:
Class A Shares (a):
 Issued.................................................       310        (293)
 Issued in connection with ISG Fund merger..............        --         293
 Reinvested.............................................        19          --
 Redeemed...............................................      (320)         --
                                                          --------    --------
                                                                 9          --
                                                          --------    --------
Class B Shares:
 Issued.................................................       127        (119)
 Issued in connection with ISG Fund merger..............        --         119
 Reinvested.............................................         5          --
 Redeemed...............................................       (33)         --
                                                          --------    --------
                                                                99          --
                                                          --------    --------
Trust Shares (b):
 Issued.................................................    11,319      (8,849)
 Issued in connection with ISG Fund merger..............        --       8,849
 Reinvested.............................................       393          --
 Redeemed...............................................    (5,331)         --
                                                          --------    --------
                                                             6,381          --
                                                          --------    --------
Total net increase (decrease) from share transactions...     6,489          --
                                                          ========    ========

---------
(a)  Formerly Classic Shares.
(b)  Formerly Premier Shares.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                                 Limited Term Bond      Government Income
                                      Fund (a)                 Fund
                               ---------------------- ----------------------
                               Six Months             Six Months
                                  Ended    Year Ended    Ended    Year Ended
                               January 31,  July 31,  January 31,  July 31,
                                  2001        2000       2001        2000
                               ----------- ---------- ----------- ----------
CAPITAL TRANSACTIONS:
Class A Shares (b):
 Proceeds from shares issued..  $    500    $    929   $    979    $    589
 Proceeds from shares issued
  in connection with ISG Fund
  merger......................        --       6,362         --       3,262
 Dividends reinvested.........       161         229         98         165
 Cost of shares redeemed......    (1,715)     (2,319)    (1,395)     (3,604)
                                --------    --------   --------    --------
                                  (1,054)      5,201       (318)        412
                                --------    --------   --------    --------
Class B Shares:
 Proceeds from shares issued..       155         950     15,518         109 (d)
 Proceeds from shares issued
  in connection with ISG Fund
  merger......................        --         704         --         554 (d)
 Dividends reinvested.........        28          79      5,824           5 (d)
 Cost of shares redeemed......      (138)     (1,484)   (65,209)       (154)(d)
                                --------    --------   --------    --------
                                      45         249    (43,867)        514
                                --------    --------   --------    --------
Trust Shares (c):
 Proceeds from shares issued..    12,986      18,012        216      23,598
 Proceeds from shares issued
  in connection with ISG Fund
  merger......................        --      91,126         --     364,290
 Dividends reinvested.........     1,352       1,363          9       4,392
 Cost of shares redeemed......   (29,515)    (41,746)       (32)    (43,484)
                                --------    --------   --------    --------
                                 (15,177)     68,755        193     348,796
                                --------    --------   --------    --------
Total net increase (decrease)
 from capital transactions....  $(16,186)   $ 74,205   $(43,992)   $349,722
                                ========    ========   ========    ========
SHARE TRANSACTIONS:
Class A Shares (b):
 Issued.......................        49          91        100          62
 Issued in connection with ISG
  Fund merger.................        --         633         --         344
 Reinvested...................        15          23         10          17
 Redeemed.....................      (167)       (230)      (142)       (376)
                                --------    --------   --------    --------
                                    (103)        517        (32)         47
                                --------    --------   --------    --------
Class B Shares:
 Issued.......................        15          93         22          12 (d)
 Issued in connection with ISG
  Fund merger.................        --          70         --          58 (d)
 Reinvested...................         3           8          1          --
 Redeemed.....................       (14)       (147)        (3)        (16)(d)
                                --------    --------   --------    --------
                                       4          24         20          54
                                --------    --------   --------    --------
Trust Shares (c):
 Issued.......................     1,271       1,781      1,587       2,474
 Issued in connection with ISG
  Fund merger.................        --       9,061         --      38,422
 Reinvested...................       132         135        595         461
 Redeemed.....................    (2,879)     (4,123)    (6,699)     (4,555)
                                --------    --------   --------    --------
                                  (1,476)      6,854     (4,517)     36,802
                                --------    --------   --------    --------
Total net increase (decrease)
 from share transactions......    (1,575)      7,395     (4,529)     36,903
                                ========    ========   ========    ========

---------
(a)  Formerly AmSouth Limited Maturity Fund.
(b)  Formerly Classic Shares.
(c)  Formerly Premier Shares.
(d) For the period from March 13, 2000 (commencement of operations) through July 31, 2000.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                                    Limited Term U.S.
                                   Government Fund (a)           Municipal Bond Fund
                          ------------------------------------- ----------------------
                          Six Months                            Six Months
                             Ended    Period Ended  Year Ended     Ended    Year Ended
                          January 31,   July 31,   December 31, January 31,  July 31,
                             2001       2000 (b)       1999        2001        2000
                          ----------- ------------ ------------ ----------- ----------
CAPITAL TRANSACTIONS:
Class A Shares: (d)
 Proceeds from shares
  issued................    $    57     $   769      $  2,403    $  1,485    $  3,905
 Proceeds from shares
  issued in connection
  with ISG Fund merger..         --          --            --          --       2,085
 Dividends reinvested...         41          61            95          72         129
 Cost of shares
  redeemed..............       (531)       (626)       (1,248)     (1,594)     (2,348)
                            -------     -------      --------    --------    --------
                               (433)        204         1,250         (37)      3,771
                            -------     -------      --------    --------    --------
Class B Shares:
 Proceeds from shares
  issued................         19          16           379         176         554
 Proceeds from shares
  issued in connection
  with ISG Fund merger..         --          --            --          --         317
 Dividends reinvested...          5           6            14          10          10
 Cost of shares
  redeemed..............        (15)       (107)         (341)        (57)        (20)
                            -------     -------      --------    --------    --------
                                  9         (85)           52         129         861
                            -------     -------      --------    --------    --------
Trust Shares (c):
 Proceeds from shares
  issued................      1,818       1,347         8,315      15,799      91,946
 Proceeds from shares
  issued in connection
  with ISG Fund merger..         --          --            --          --      35,162
 Dividends reinvested...        343         566           765         156         334
 Cost of shares
  redeemed..............     (6,857)     (6,687)      (11,377)    (29,220)    (59,488)
                            -------     -------      --------    --------    --------
                             (4,696)     (4,774)       (2,297)    (13,265)     67,954
                            -------     -------      --------    --------    --------
Total net increase
 (decrease) from capital
 transactions...........    $(5,120)    $(4,655)     $   (995)   $(13,173)   $ 72,586
                            =======     =======      ========    ========    ========
SHARE TRANSACTIONS:
Class A Shares: (d)
 Issued.................          6          78           240         148         406
 Issued in connection
  with ISG Fund merger..         --          --            --          --         219
 Reinvested.............          4           6             9           7          13
 Redeemed...............        (53)        (64)         (125)       (161)       (244)
                            -------     -------      --------    --------    --------
                                (43)         20           124          (6)        394
                            -------     -------      --------    --------    --------
Class B Shares:
 Issued.................          3           2            38          18          57
 Issued in connection
  with ISG Fund merger..         --          --            --          --          33
 Reinvested.............         --          --             1           1           1
 Redeemed...............         (2)        (11)          (34)         (6)         (2)
                            -------     -------      --------    --------    --------
                                  1          (9)            5          13          89
                            -------     -------      --------    --------    --------
Trust Shares (c):
 Issued.................        182         137           826       1,597       9,577
 Issued in connection
  with ISG Fund merger..         --          --            --          --       3,683
 Reinvested.............         34          58            76          17          35
 Redeemed...............       (688)       (681)       (1,129)     (2,953)     (6,181)
                            -------     -------      --------    --------    --------
                               (472)       (486)         (227)     (1,339)      7,114
                            -------     -------      --------    --------    --------
Total net increase
 (decrease) from share
 transactions...........       (514)       (475)          (98)     (1,332)      7,597
                            =======     =======      ========    ========    ========

---------
(a)  Formerly ISG Limited Term U.S. Government Fund.
(b)  For the period from January 1, 2000 through July 31, 2000.
(c) Formerly Institutional Shares for Limited Term U.S. Government Fund; formerly Premier Shares for Municipal Bond fund.
(d)  Formerly Classic Shares for Municipal Bond Fund.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                            Florida Tax-Exempt           Tennessee Tax-Exempt
                                 Fund (a)                      Fund (d)
                          ---------------------- -------------------------------------
                          Six Months             Six Months
                             Ended    Year Ended    Ended    Period Ended  Year Ended
                          January 31,  July 31,  January 31,   July 31,   December 31,
                             2001        2000       2001       2000(e)        1999
                          ----------- ---------- ----------- ------------ ------------
CAPITAL TRANSACTIONS:
Class A Shares (b):
 Proceeds from shares
  issued................    $   353    $     83    $ 2,201     $  1,040     $  1,950
 Dividends reinvested...         49         236         21           35           44
 Cost of shares
  redeemed..............       (212)     (9,694)    (1,587)      (1,545)      (1,382)
                            -------    --------    -------     --------     --------
                                190      (9,375)       635         (470)         612
                            -------    --------    -------     --------     --------
Class B Shares:
 Proceeds from shares
  issued................      2,150         255         44           16          288
 Dividends reinvested...          1           6         11           15           21
 Cost of shares
  redeemed..............     (7,251)       (100)      (285)        (285)        (322)
                            -------    --------    -------     --------     --------
                             (5,100)        161       (230)        (254)         (13)
                            -------    --------    -------     --------     --------
Trust Shares (c):
 Proceeds from shares
  issued................         --      13,793      2,176          803        5,061
 Dividends reinvested...          2           8         12          256          107
 Cost of shares
  redeemed..............        (31)    (15,043)    (9,039)     (12,797)     (15,822)
                            -------    --------    -------     --------     --------
                                (29)     (1,242)    (6,851)     (11,738)     (10,654)
                            -------    --------    -------     --------     --------
Total net increase
 (decrease) from capital
 transactions...........    $(4,939)   $(10,456)   $(6,446)    $(12,462)    $(10,055)
                            =======    ========    =======     ========     ========
SHARE TRANSACTIONS:
Class A Shares (b):
 Issued.................         34           8        224          108          196
 Reinvested.............          5          24          2            4            4
 Redeemed...............        (21)       (964)      (160)        (160)        (139)
                            -------    --------    -------     --------     --------
                                 18        (932)        66          (48)          61
                            -------    --------    -------     --------     --------
Class B Shares:
 Issued.................         --          25          4            2           29
 Reinvested.............         --           1          1            1            2
 Redeemed...............         (3)        (10)       (28)         (30)         (33)
                            -------    --------    -------     --------     --------
                                 (3)         16        (23)         (27)          (2)
                            -------    --------    -------     --------     --------
Trust Shares (c):
 Issued.................        208       1,375        221           84          503
 Reinvested.............         --           1          1           27           11
 Redeemed...............       (708)     (1,507)      (917)      (1,336)      (1,599)
                            -------    --------    -------     --------     --------
                               (500)       (131)      (695)      (1,225)      (1,085)
                            -------    --------    -------     --------     --------
Total net increase
 (decrease) from share
 transactions...........       (485)     (1,047)      (652)      (1,300)       1,026
                            =======    ========    =======     ========     ========

---------
(a)  Formerly AmSouth Florida Tax-Free Fund.
(b)  Formerly Classic Shares for Florida Tax-Exempt Fund.
(c) Formerly Premier Shares for Florida Tax Exempt Fund; formerly Institutional Shares for Tennessee Tax-Exempt Fund.
(d)  Formerly ISG Tennessee Tax-Exempt Fund.
(e)  For the period from January 1, 2000 through July 31, 2000.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                                      Limited Term                       Prime
                              Tennessee Tax-Exempt Fund (a)      Money Market Fund (e)
                          ------------------------------------- ------------------------
                          Six Months
                             Ended    Period Ended  Year Ended  Year Ended   Year Ended
                          January 31,   July 31,   December 31, January 31,   July 31,
                             2001       2000 (b)       1999        2001         2000
                          ----------- ------------ ------------ -----------  -----------
CAPITAL TRANSACTIONS:
Class A Shares (c):
 Proceeds from shares
  issued................    $   657     $ 1,283      $ 5,159    $   542,646  $   656,332
 Proceeds from shares
  issued in connection
  with ISG Prime Money
  Market Fund merger....         --          --           --             --      454,062
 Dividends reinvested...         13          64           32         17,133       15,105
 Cost of shares
  redeemed..............     (2,115)     (5,408)      (4,446)      (670,747)    (616,302)
                            -------     -------      -------    -----------  -----------
                             (1,445)     (4,061)         745       (110,968)     509,197
                            -------     -------      -------    -----------  -----------
Class B Shares:
 Proceeds from shares
  issued................        194          --          205            732        1,043
 Proceeds from shares
  issued in connection
  with ISG Prime Money
  Market Fund merger....         --          --           --             --          568
 Dividends reinvested...          3           5           11             16           23
 Cost of shares
  redeemed..............       (134)       (332)        (301)          (493)      (1,131)
                            -------     -------      -------    -----------  -----------
                                 63        (327)         (85)           255          503
                            -------     -------      -------    -----------  -----------
Trust Shares (d):
 Proceeds from shares
  issued................         --          --           --      1,536,123    2,189,421
 Proceeds from shares
  issued in connection
  with ISG Prime Money
  Market Fund merger....         --          --           --             --      280,171
 Dividends reinvested...         --          --           --          2,547        3,036
 Cost of shares
  redeemed..............         --          --           --     (1,443,116)  (2,277,765)
                            -------     -------      -------    -----------  -----------
                                 --          --           --         95,554      194,863
                            -------     -------      -------    -----------  -----------
Total net increase
 (decrease) from capital
 transactions...........    $(1,382)    $(4,388)     $   660    $   (15,159) $   704,563
                            =======     =======      =======    ===========  ===========
SHARE TRANSACTIONS:
Class A Shares (c):
 Issued.................         67         132          518        542,646      656,329
 Issued in connection
  with ISG Prime Money
  Market Fund merger....         --          --           --             --      454,104
 Reinvested.............          1           7            3         17,133       15,105
 Redeemed...............       (215)       (559)        (446)      (670,747)    (616,302)
                            -------     -------      -------    -----------  -----------
                               (147)       (420)          75       (110,968)     509,236
                            -------     -------      -------    -----------  -----------
Class B Shares:
 Issued.................         20          --           20            732        1,043
 Issued in connection
  with ISG Prime Money
  Market Fund merger....         --          --           --             --          568
 Reinvested.............         --           1            1             16           23
 Redeemed...............        (14)        (35)         (31)          (493)      (1,131)
                            -------     -------      -------    -----------  -----------
                                  6         (34)         (10)           255          503
                            -------     -------      -------    -----------  -----------
Trust Shares (d):
 Issued.................         --          --           --      1,536,123    2,189,421
 Issued in connection
  with ISG Prime Money
  Market Fund merger....         --          --           --             --      280,189
 Reinvested.............         --          --           --          2,547        3,036
 Redeemed...............         --          --           --     (1,443,116)  (2,277,765)
                            -------     -------      -------    -----------  -----------
                                 --          --           --         95,554      194,881
                            -------     -------      -------    -----------  -----------
Total net increase
 (decrease) from share
 transactions...........       (141)       (454)          65        (15,159)     704,620
                            =======     =======      =======    ===========  ===========

---------
(a)  Formerly ISG Limited Term Tennessee Tax-Exempt Fund.
(b)  For the period from January 1, 2000 through July 31, 2000.
(c)  Formerly Classic Shares for Prime Money Market Fund.
(d)  Formerly Premier Shares for Prime Money Market Fund.
(e)  Formerly AmSouth Prime Obligations Fund.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                              U.S. Treasury                 Treasury Reserve
                          Money Market Fund (a)           Money Market Fund (d)
                          ----------------------  -------------------------------------
                          Six Months              Six Months
                             Ended    Year Ended     Ended    Period Ended  Year Ended
                          January 31,  July 31,   January 31,   July 31,   December 31,
                             2001        2000        2001       2000 (e)       1999
                          ----------- ----------  ----------- ------------ ------------
CAPITAL TRANSACTIONS:
Class A Shares (b):
 Proceeds from shares
  issued................   $  29,815  $  31,035    $ 193,907   $ 191,826    $ 541,860
 Dividends reinvested...         277        265          437         790          893
 Cost of shares
  redeemed..............     (33,026)   (23,874)    (232,372)   (191,924)    (567,020)
                           ---------  ---------    ---------   ---------    ---------
                              (2,934)     7,426      (38,028)        692      (24,267)
                           ---------  ---------    ---------   ---------    ---------
Trust Shares (c):
 Proceeds from shares
  issued................     315,391    705,296      416,427     299,903      605,138
 Dividends reinvested...          17        191          432       1,412          277
 Cost of shares
  redeemed..............    (249,282)  (739,461)    (358,091)   (362,572)    (573,590)
                           ---------  ---------    ---------   ---------    ---------
                              66,126    (33,974)      58,768     (61,257)      31,825
                           ---------  ---------    ---------   ---------    ---------
Total net increase
 (decrease) from capital
 transactions...........   $  63,192  $ (26,548)   $  20,740   $ (60,565)   $   7,558
                           =========  =========    =========   =========    =========
SHARE TRANSACTIONS:
Class A Shares (b):
 Issued.................      29,815     31,035      193,907     191,826      541,860
 Reinvested.............         277        265          437         790          893
 Redeemed...............     (33,026)   (23,874)    (232,372)   (191,924)    (567,020)
                           ---------  ---------    ---------   ---------    ---------
                              (2,934)     7,426      (38,028)        692      (24,267)
                           ---------  ---------    ---------   ---------    ---------
Trust Shares (c):
 Issued.................     315,391    705,296      416,427     299,903      605,138
 Reinvested.............          17        191          432       1,412          277
 Redeemed...............    (249,282)  (739,461)    (358,091)   (362,572)    (573,590)
                           ---------  ---------    ---------   ---------    ---------
                              66,126    (33,974)      58,768     (61,257)      31,825
                           ---------  ---------    ---------   ---------    ---------
Total net increase
 (decrease) from share
 transactions...........      63,192    (26,548)      20,740     (60,565)       7,558
                           =========  =========    =========   =========    =========

---------
(a)  Formerly AmSouth U.S. Treasury Fund.
(b)  Formerly Classic Shares for U.S. Treasury Money Market Fund.
(c) Formerly Premier Shares for U.S. Treasury Money Market Fund; formerly Institutional Shares for Treasury Reserve Money-Market Fund.
(d)  Formerly ISG Treasury Money Market Fund.
(e)  For the period from January 1, 2000 through July 31, 2000.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

                                        Tax-Exempt         Institutional Prime
                                  Money Market Fund (a)      Obligations Fund
                                  ----------------------  ----------------------
                                  Six Months              Six Months
                                     Ended    Year Ended     Ended    Year Ended
                                  January 31,  July 31,   January 31,  July 31,
                                     2001        2000        2001        2000
                                  ----------- ----------  ----------- ----------
CAPITAL TRANSACTIONS:
Class A Shares (b):*
 Proceeds from shares issued.....  $  34,437  $  88,657    $ 398,770  $ 436,175
 Proceeds from shares issued in
  connection with ISG Tax-Exempt
  Money Market Fund merger.......         --      4,901
 Dividends reinvested............        813      1,064           --         --
 Cost of shares redeemed.........    (47,970)   (66,142)    (407,605)  (366,854)
                                   ---------  ---------    ---------  ---------
                                     (12,720)    28,480       (8,835)    69,321
                                   ---------  ---------    ---------  ---------
Class B Shares:**
 Proceeds from shares issued.....         --         --      504,852    463,214
 Dividends reinvested............         --         --            7         --
 Cost of shares redeemed.........         --         --     (467,749)  (308,340)
                                   ---------  ---------    ---------  ---------
                                          --         --       37,110    154,874
                                   ---------  ---------    ---------  ---------
Trust Shares (c):***
 Proceeds from shares issued.....    161,414    289,623      273,749    305,090
 Proceeds from shares issued in
  connection with ISG Tax-Exempt
  Money Market Fund merger.......         --     96,446
 Dividends reinvested............         32        167           --         --
 Cost of shares redeemed.........   (144,768)  (318,134)    (247,851)  (204,264)
                                   ---------  ---------    ---------  ---------
                                      16,678     68,102       25,898    100,826
                                   ---------  ---------    ---------  ---------
Total net increase (decrease)
 from capital transactions.......  $   3,958  $  96,582    $  54,173  $ 325,021
                                   =========  =========    =========  =========
SHARE TRANSACTIONS:
Class A Shares (b):*
 Issued..........................     34,437     88,656      398,771    436,175
 Issued in connection with ISG
  Tax-Exempt Money Market Fund
  merger.........................         --      4,914
 Reinvested......................        813      1,065           --         --
 Redeemed........................    (47,970)   (66,142)    (407,605)  (366,854)
                                   ---------  ---------    ---------  ---------
                                     (12,720)    28,493       (8,834)    69,321
                                   ---------  ---------    ---------  ---------
Class B Shares:**
 Issued..........................         --         --      504,852    463,214
 Reinvested......................         --         --            7         --
 Redeemed........................         --         --     (467,749)  (308,340)
                                   ---------  ---------    ---------  ---------
                                          --         --       37,110    154,874
                                   ---------  ---------    ---------  ---------
Trust Shares (c):***
 Issued..........................    161,414    289,624      273,749    305,090
 Issued in connection with ISG
  Tax-Exempt Money Market Fund
  merger.........................         --     96,648
 Reinvested......................         32        167           --         --
 Redeemed........................   (144,768)  (318,134)    (247,851)  (204,264)
                                   ---------  ---------    ---------  ---------
                                      16,678     68,305       25,898    100,826
                                   ---------  ---------    ---------  ---------
Total net increase from share
 transactions....................      3,958     96,798       54,173    325,021
                                   =========  =========    =========  =========

---------
(a)  Formerly AmSouth Tax-Exempt Fund.
(b)  Formerly Classic Shares for Tax-Exempt Money Market Fund.
(c)  Formerly Premier Shares for Tax-Exempt Money Market Fund.
* Represents Class I Shares for Institutional Prime Obligations Fund.
** Represents Class II Shares for Institutional Prime Obligations Fund. *** Represents Class III Shares for Institutional Prime Obligations Fund.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)

5.Related Party Transactions:

  Investment advisory services are provided to each of the Funds by AmSouth Bank ("AmSouth"). Under the terms of the investment advisory agreement, AmSouth is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds. AmSouth also serves as Custodian for the Trust, with the exception of the International Equity Fund. Pursuant to the Custodian Agreement with the Trust, AmSouth receives compensation from each Fund for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS Fund Services, Inc. ("BISYS Inc.") are subsidiaries of the BISYS Group, Inc.

  ASO Services Company ("Administrator"), a wholly owned subsidiary of the BISYS Group, Inc., serves the Funds as Administrator. Under the terms of the administration agreement, the Administrator receives a fee based on the average daily net assets of each of the Funds. AmSouth and BISYS Ohio, with whom certain officers and trustees of the Trust are affiliated, serve as the Funds' sub-administrators. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Trust. Pursuant to its current agreement with the Administrator, AmSouth has assumed certain Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, based on a percentage of each Fund's daily average net assets.

  Pursuant to its agreement with the Administrator, BISYS Ohio, as sub-administrator, is entitled to compensation as mutually agreed upon from time to time by it and the Administrator. BISYS Ohio also serves as the Funds' distributor and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended January 31, 2001, BISYS received $546,141 from commissions earned on sales of shares of the Funds' variable net asset value funds. BISYS reallowed $4,449 to affiliated broker dealers of the Fund's shares. BISYS receives no fees from the Funds for providing distribution services to the Funds.

  BISYS Ohio, serves the Funds as Transfer Agent and ASO Services Company serves the Funds as Mutual Fund Accountant. Under the terms of the Transfer Agent Agreement, BISYS Ohio, receives a fee based on a percentage of each funds average daily net assets, plus out of pocket charges. Prior to January 1, 2001, the Mutual Fund Accountant fees were included in the Administration Agreement, plus out of pocket costs. Effective January 1, 2001, an additional fee based on a percentage of each Funds average daily net assets, plus out of pocket fees has been added.

  Class A and Trust Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum rate of 0.25% of the Class A Shares and 0.15% of the Trust Shares of the average daily net assets of each of the Funds.

  Class B Shares, Class II Shares and Class III Shares of the Trust are subject to a Distribution and Shareholder Servicing Plan (the "Distribution Plan") permitting payment of compensation to a participating organization as payment for its services or expenses in connection with distribution assistance of the Funds' Class B Shares Class II Shares and Class III Shares to the participating organizations customers. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and pays BISYS for its cost of providing such services, subject to a maximum rate of 1.00% of the average daily net assets of the Class B Shares of each of the Funds, which includes a Shareholder Servicing Fee of 0.25% of the average daily net assets of the Class B Shares of each Fund. Class II Shares and Class III Shares are subject to a maximum rate of 0.25% and 0.50% of daily average net assets, respectively, for such services.

  BISYS Ohio, also serves the Funds as administrator for Securities Lending, and for the six months ended January 31, 2001, received $416,891in fees for its services.

                                   Continued

AMSOUTH FUNDS

                                January 31, 2001
                                  (Unaudited)


  Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the six months ended January 31, 2001 (amounts in thousands):

                          Investment Advisory Fees
                         ---------------------------
                          Annual Fee as              Administration  Shareholder        Fund        Transfer      Other
                         a Percentage of    Fees          Fees      Servicing Fees Accounting Fees Agent Fees   Expenses
                          Average Daily  Voluntarily  Voluntarily    Voluntarily     Voluntarily   Voluntarily Voluntarily
                           Net Assets      Reduced      Reduced        Reduced         Reduced       Reduced   Reimbursed
                         --------------- ----------- -------------- -------------- --------------- ----------- -----------
Value Fund.............       0.80%           --           --            139              10            --          --
Growth Fund............       0.80%           --           11              6               1            --          --
Capital Growth.........       0.80%           --           86             80               6            --          62
Large Cap..............       0.80%          186          186            159              12            --          --
Mid Cap Equity.........       1.00%           --           23             16               1            --          --
Small Cap Fund.........       1.20%           94           47             44               3            --          --
Equity Income Fund.....       0.80%           --           47             29               3            --           2
Balanced Fund..........       0.80%           --           45             36               3            --          --
Select Equity Fund.....       0.80%           --            2              2              --            --          --
Enhanced Market Fund...       0.45%           --           17              8               1            --          --
International Equity
 Fund..................       1.25%          123           31             30               2            --          --
Aggressive Growth
 Portfolio.............       0.20%           13           14              6              --            --          --
Growth Portfolio.......       0.20%           11           11              6              --            --          --
Growth and Income
 Portfolio.............       0.20%           45           --             23               1            --          --
Moderate Growth and
 Income Portfolio......       0.20%           10           10              8              --            --          --
Bond Fund..............       0.65%          439          146            143              10            --          --
Limited Term Bond
 Fund..................       0.65%          139           46             44               3            --          --
Government Income
 Fund..................       0.65%          258           86             84               6            --          --
Limited Term U.S.
 Government Fund.......       0.65%           29           10              9               1            --          --
Municipal Bond Fund....       0.65%          495           99             97               7            --          --
Florida Tax-Exempt
 Fund..................       0.65%           79           32             15               1            --          --
Tennessee Tax-Exempt
 Fund..................       0.65%           50           17             15               1            --          --
Limited Term Tennessee
 Tax-Exempt Fund.......       0.65%           11            8             --              --            --          --
Prime Money Market
 Fund..................       0.40%          350          700            195              23            --          28
U.S. Treasury Money
 Market Fund...........       0.40%           71           --             69               5            --          --
Treasury Reserve Money
 Market Fund...........       0.40%          105          211             77               7            --          75
Tax-Exempt-Money Market
 Fund..................       0.40%          154           --             40               4            --          --
Institutional Prime
 Obl. Fund.............       0.20%          310           52             --               8            --          --

6.Concentration of Credit Risk

  The Tennessee Tax Exempt Fund and Limited Term Tennessee Tax Exempt Fund invest substantially all of their assets in a non-diversified portfolio of tax-exempt debt obligations primarily consisting of securities issued by the State of Tennessee, its municipalities, counties and other taxing districts. The issuers' abilities to meet their obligations may be affected by Tennessee economic, regional and political developments.

  The Florida Tax-Exempt Fund invests substantially all of their assets in a non-diversified portfolio of tax-exempt debt obligations primarily consisting of securities issued by the State of Florida, its municipalities, counties and other taxing districts. The issuers' ability to meet their obligations may be affected by Florida economic, regional and political developments.

                            [LOGO OF AMSOUTH FUNDS]
                              SEMI-ANNUAL REPORT
                               JANUARY 31, 2001

Investment Advisor
---------------------------------------

[LOGO OF AMSOUTH]
Amsouth Bank
1901 sixth Avenue North
Birmingham, LA 35203

Investment Sub-Advisors
---------------------------------------

(Capital Growth Fund Only)
Peachtree Asset management
A Division of Salomon Smith Barney
Fund Management, LLC
One Peachtree Center
Atlanta, GA 30308

(Mid Cap Fund Only)
Bennett Lawrence Management, LLC
757 3rd Avenue, 19th Floor
New York, NY 10017

(Small Cap Fund Only)
Sawgrass Asset Management, LLC
4337 Pablo Oaks Court
Jacksonville, FL 32224

(Equity Income Fund Only)
Rockhaven Asset Management, LLC
100 First Avenue, Suite 1050
Pittsburgh, PA 15222

(Select Equity and Enhanced Market Funds)
Oakbrook Investments, LLC
701 Warrenville Road, Suite 135
Lisle, IL 60532

(International Equity Fund Only)
Lazard Asset Management
30 Rockefeller Plaza
New York, NY 10112

Distributor
---------------------------------------

BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

Legal Counsel
---------------------------------------

Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, DC 20005

Transfer Agent
---------------------------------------
BISYS fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Auditors
---------------------------------------
Ernst & Young LLP
10 West Broad St.
Columbus, OH 43215

                                                                            3/01